As Filed with the Securities and Exchange Commission on May 1, 2017

REGISTRATION NO. 033-41628

811-05846

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No 41

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 137

DELAWARE LIFE VARIABLE ACCOUNT F

(Exact Name of Registrant)

DELAWARE LIFE INSURANCE COMPANY

(Name of Depositor)

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (844) 448-3519

Michael S. Bloom, Senior Vice President and General Counsel

Delaware Life Insurance Company

1601 Trapelo Road, Suite 30

Waltham, Massachusetts 02451

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

MAY 1, 2017

REGATTA GOLD PROSPECTUS

Delaware Life Insurance Company and Delaware Life Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. The contracts and certificates are no longer for sale.

You may choose among a number of variable investment options and, when available, fixed interest options. Currently no fixed interest options are available other than those included in our dollar-cost averaging program. (See “Other Programs.”) The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following investment options of the MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II (the “Funds”):

Large-Cap Equity Funds

MFS® Blended Research® Core Equity Portfolio, Initial Class

MFS® Core Equity Portfolio, Initial Class

MFS® Growth Series, Initial Class

MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS® Value Series, Initial Class

Mid-Cap Equity Fund

MFS® Mid Cap Growth Series, Initial Class

Small-Cap Equity Fund

MFS® New Discovery Series, Initial Class

International/Global Equity Funds

MFS® Global Growth Portfolio, Initial Class

MFS® Global Research Portfolio, Initial Class

MFS® International Growth Portfolio, Initial Class

MFS® International Value Portfolio, Initial Class

MFS® Research International Portfolio, Initial Class

Emerging Markets Equity Fund

MFS® Emerging Markets Equity Portfolio, Initial Class

Specialty/Sector Funds

MFS® Technology Portfolio, Initial Class

MFS® Utilities Series, Initial Class

Asset Allocation Fund

MFS® Total Return Series, Initial Class

Global Asset Allocation Fund

MFS® Global Tactical Allocation Portfolio, Initial Class2

Money Market Fund

MFS® U.S. Government Money Market Portfolio, Initial Class1

Intermediate-Term Bond Funds

MFS® Corporate Bond Portfolio, Initial Class

MFS® Government Securities Portfolio, Initial Class

Multi-Sector Bond Fund

MFS® Strategic Income Portfolio, Initial Class

High Yield Bond Fund

MFS® High Yield Portfolio, Initial Class

World Bond Fund

MFS® Global Governments Portfolio, Initial Class

[1]	There is no assurance that the MFS® U.S. Government Money Market Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this investment account may possibly become low and possibly negative.
[2]	This Fund employs a managed volatility strategy.

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS® Variable Insurance Trusts.

We have filed a Statement of Additional Information dated May 1, 2017 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 48 of this Prospectus. You may obtain a copy without charge by writing to us at our Service Address or by telephoning (877) 253-2323. In addition, you can inspect and copy all of our filings at the SEC’s public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Trust prospectuses carefully before investing and keep them for future reference. They contain important information about the Contracts and the Funds.

Any reference in this Prospectus to receipt by us means receipt at our Service Address: Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581.

Overnight Mailing Service Address:	Delaware Life Insurance Company Mail Zone 581 5801 S.W. 6th Avenue Topeka, KS 66636

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

Regatta Gold provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $5,000 or more ($10,000 or more if you live in California, Maryland, or Texas), and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $1 million or, if the Purchase Payment would cause your Account Value to exceed $1 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II, open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts. The investment returns on the Funds are not guaranteed. You can make or lose money. You may also transfer among the Funds and, if available, the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

From time to time, we make Fixed Account options available. When we do, you can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the available Guarantee Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted. On January 31, 2011, we stopped accepting any new investments (Purchase Payments and transfers) into any Guarantee Periods, other than in connection with our dollar-cost averaging program.

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Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, we deduct an annual Account Fee equal to the lesser of $30 or 2% of your Account Value. After the fifth Account Year, we may increase the fee annually, but it will never exceed the lesser of $50 or 2% of your Account Value. During the Income Phase, the annual Account Fee is $30. We will not charge the annual Account Fee if your Account Value had been allocated only to the Fixed Account during the applicable Account Year, or your Account Value is more than $75,000 on your Account Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.25% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a “contingent deferred sales charge”) starts at 6% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year. However, we reserve the right to impose a charge of up to $15 per transfer.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account; the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date. If you are 86 or older on your Contract Date, the death benefit is equal to the amount we would pay on a full surrender of your Contract (“Surrender Value”). If you are 85 or younger on your Contract Date, the death benefit pays the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your Surrender Value on your Death Benefit Date, (3) your Account Value on the Seven-Year Account Anniversary (adjusted for subsequent payments, withdrawals, and charges), or (4) subject to certain limitations, your total Purchase Payments minus withdrawals, plus interest accrued on each payment and each withdrawal at 5% per year.

Withdrawals, Withdrawal Charges and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Account Year, this “free withdrawal amount” equals 10% of all Purchase Payments made during the last seven Account Years (including the current Account Year), plus all Purchase Payments we have held for at least seven Account Years. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see “Market Value Adjustment”). You may also have to pay income taxes and tax penalties on money you withdraw.

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Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in Good Order. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as ordinary income. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contract, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Delaware Life Insurance Company

P.O. Box 758581

Topeka, KS 66675-8581

Toll Free (877) 253-2323

www.delawarelife.com/contact-us/

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	6%	[1]

Number of Complete Account Years Since Purchase Payment has been in the Account	0 - 1	2 - 3	4 - 5	6	7 or more

Withdrawal Charge	6%	5%	4%	3%	0%

Maximum Fee Per Transfer (currently $0):	$15[2]

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%	[3]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$50	[4]

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)

Mortality and Expense Risk Charge:	1.25%
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses:	1.40%

The table below shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2016.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.44%	1.61%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2016, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

[1]	A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for seven Account Years, it may be withdrawn free of the withdrawal charge. (See “Withdrawal Charge.”)

[2]	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See “Transfer Privilege.”)

[3]	The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we may deduct premium taxes from Certificate Value upon full surrender (including surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

[4]	The current Annual Account Fee is equal to the lesser of $30 or 2% of your Account Value. The Annual Account Fee may be changed annually but it will never exceed the lesser of $50 or 2% of your Account Value. The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account for the applicable Account Year or if your Account Value is $75,000 or more on your Account Anniversary. (See “Account Fee.”)

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purpose of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $30,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$865	$1,339	$1,869	$3,456

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$314	$960	$1,630	$3,456

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$314	$960	$1,630	$3,456

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contract.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as Appendix C.

THE ANNUITY CONTRACT

Delaware Life Insurance Company and Delaware Life Variable Account F (the “Variable Account”) offer the Contract on a group basis in connection with retirement plans. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

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In this Prospectus, unless we state otherwise, we refer to participating individuals under Group Contracts as “Participants” and we address Participants as “you”; we use the term “Contracts” to include Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under the Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides a number of important benefits for your retirement planning.

•	It has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•	It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

•	It provides a death benefit if the Annuitant dies during the Accumulation Phase.

•	If you so elect, during the Income Phase, it provides payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all others as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or communicate with us in writing or by telephone. All materials sent to us, including Purchase Payments, must be sent to us at our Service Address. For all telephone communications, you must call (877) 253-2323. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing or by telephone.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them, in Good Order, at our Service Address or at (877) 253-2323. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

Certain methods of contacting us, such as by telephone, may be unavailable or delayed. Any telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request in writing to our Service Address.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

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Electronic Account Information

During the Accumulation Phase, instead of receiving paper copies, Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website via www.delawarelife.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Service Address or by telephone at (877) 253-2323.

DELAWARE LIFE INSURANCE COMPANY

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. We have a life insurance company subsidiary that is licensed to do business in New York. Our main administrative office address is 1601 Trapelo Road, Suite 30, Waltham, MA 02451.

The immediate parent company of Delaware Life Insurance Company is Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December  12, 2012. Delaware Life Holdings, LLC is ultimately controlled by Mark R. Walter.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust or the MFS® Variable Insurance Trust II. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Fund with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS: THE TRUSTS

The MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II (the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts.

The Trusts are composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trusts are issued in a number of investment options (each a “Fund”), each corresponding to one of the portfolios. The Contracts provide for investment by the Sub-Accounts in shares of the Funds of the Trusts. Additional portfolios may be added to the Trusts which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS® for its services pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS®. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.

MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Fund, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Trusts may also offer their shares to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trusts. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and each Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

As described in more detail in the Fund prospectuses, certain Funds may employ managed volatility or hedging strategies intended to reduce overall volatility and provide for downside protection during downward movements in equity markets. These hedging strategies could limit the Fund’s upside participation in rising equity markets relative to other Funds with substantially similar investment objectives and policies that do not use such strategies. Investing in such Funds may, however, be helpful in a declining market, because the hedging strategy will reduce your equity exposure under such circumstances, and your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility or hedging strategy. In addition, the cost of these strategies may have a negative impact on performance. There is no guarantee that a Fund employing a managed volatility or hedging strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

More comprehensive information about the Trusts and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectuses. You should read the Trust prospectuses carefully before investing. The statement of additional information for each of the Trusts is available on our website, www.delawarelife.com, or by calling us at (877) 253-2323.

Selection of Funds

The Funds offered through the Contract are selected by the Company. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Account Value if we determine that a Fund

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no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners. We do not recommend or endorse any particular fund, and we do not provide investment advice. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen.

We may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of an adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for the sale of the Contracts. Accordingly, we may receive compensation from an investment adviser, distributor and/or affiliates(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the investment options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. In addition, the Company or the principal underwriter of the Contracts may receive 12b-1 fees (fees which may be levied against the total balance of a mutual fund’s assets and may be used to pay marketing and brokerage expenses of the Fund) deducted from certain Fund assets attributable to the Contract for providing distribution and shareholder support services to some investment options.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e. rated by a nationally recognized rating service within the four highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Guarantee Periods

You may elect one or more Guarantee Period(s) from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted.

Effective January 31, 2011, we stopped accepting any additional amounts for allocation to certain Guarantee Periods, regardless of when the Contract was issued. Under this change, all Guarantee Periods were closed to new amounts from:

•	initial or subsequent Purchase Payments you may make, except for Purchase Payments that you allocate to our dollar-cost averaging program;

•	transfers of Account Value into a Guarantee Period from any other Guarantee Period or Sub-Account; and

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•	any other new allocation of money.

Any of your Account Value held in a Guarantee Period on January 31, 2011, will not be affected by our closing the Guarantee Periods to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”) Although we have the discretion to once again make new Guarantee Periods available for new allocations, we do not have any current intention to do so.

Because we are not currently offering new Guarantee Periods in connection with our Secured Future Program, that program is no longer available to those who are not already participating in it. (See “Secured Future Program” under “Other Programs.”)

Guaranteed Interest Rates

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early Withdrawals

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the Annuitant dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in Good Order. If your Application is not in Good Order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in Good Order. Once the Application is in Good Order, we will then apply the Purchase Payment within two Business Days.

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Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $5,000 ($10,000 if you live in California, Maryland or Texas), and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $1 million, or if the Purchase Payment would cause your Account Value to exceed $1 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. (See “Premium Taxes.”) In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion (“Variable Account Value”) and the Fixed Account portion (“Fixed Account Value”). These two components are calculated separately, as described under the headings “Variable Account Value” and “Fixed Account Value.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

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To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the asset-based insurance charge (the mortality and expense risk charge and administrative expense charge) for each day in the Valuation Period.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Guarantee Periods may not always be available for allocation. (See “Fixed Account Options: The Guarantee Periods.”)

Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.

Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

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Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

•	written notice electing a different Guarantee Period from among those we then offer, or

•	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.

Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

•	you may not make more than 12 transfers in any Account Year;

•	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

•	at least 30 days must elapse between transfers to or from Guarantee Periods;

•	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

•	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”)

We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. We will notify you of any change in writing prior to its effectiveness. Transfers out of a Guarantee Period occurring more than 30 days before the Renewal Date or any time after the Expiration Date or any time after the Expiration Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges and Market Value Adjustment.” Under current law there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone.

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If a written or telephone transfer request as described above is received in Good Order before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone are genuine. These procedures may require any person requesting a transfer by telephone to provide personal identifying information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in Good Order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in Good Order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing or by telephone. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in Good Order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (877) 253-2323 before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fees and Expenses”.

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Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in Good Order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

•	when a new broker of record is designated for the Contract;

•	when the Participant changes;

•	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

•	when necessary in our view to avoid hardship to a Participant; or

•	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, the short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their trading policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges

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by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or annual Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”

We reserve the right to terminate each of these programs. You may terminate your participation in any of these programs at any time by written notice to us or by other means approved by us.

Dollar-Cost Averaging

You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.)

Dollar-cost averaging allows you to invest gradually over time. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in dollar-cost averaging when you

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purchased your Contract, then all future Purchase Payments will be allocated to dollar-cost averaging, unless you specify otherwise.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program.

No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Sub-Accounts at set intervals, dollar cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds - depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions, or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen.

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Withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

Secured Future Program

Under the Secured Future Program, at issue, we divide your initial Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new Guarantee Period. The Secured Future Program is not available when Guarantee Periods are not being offered. (See “The Fixed Account Options: The Guarantee Periods.”)

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. (See “TAX CONSIDERATIONS.”) You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

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A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Period to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. (See “Amount of Death Benefit.”)

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

•	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

•	when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the variable Account or (ii) to determine the value of the net assets of the Variable Account;

•	when an SEC order permits us to defer payment for the protection of Participants; or

•	if mandated by applicable law.

If, pursuant to SEC rules, a government money market fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax-Sheltered Annuities” under “TAX CONSIDERATIONS.”)

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When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payment, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

If you purchased your Contract before November 1994, or if your state does not permit our current withdrawal charge, we use the Alternate Withdrawal Charge. (See “Alternate Withdrawal Charge.”)

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

We may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we will call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative, that is, it is carried forward and available for use in future years.

For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.”

For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you have made no previous withdrawals. Your Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:

•	$800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus

•	$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus

•	$10,000, which is the amount of all Old Payments that you have not previously withdrawn.

Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

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Order of Withdrawal

New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:

Number of Account Years Purchase Payment has been in your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%

For example, using the same facts as in the example in “Free Withdrawal Amount” above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be 2. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Alternate Withdrawal Charge

If you purchased your Contract before November 1994, or if your state does not permit the withdrawal charge described above, we will impose the withdrawal charge as follows:

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we will call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. The Annual Withdrawal Allowance is not cumulative; any portion of the Annual Withdrawal Allowance that you do not use in an Account Year will not be carried forward or available for use in future years.

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For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.” Your Account Value minus New Payments and Old Payments is called “accumulated value.”

Order of Withdrawal

When you make a withdrawal, we consider the oldest Payment that you have not already withdrawn to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:

Number of Account Years Purchase Payment has been in your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%

For additional examples of how we calculate the Alternate Withdrawal Charge, see Appendix B. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

Types of Withdrawals Not Subject to Withdrawal Charge

We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

Nursing Home Waiver

We will waive the withdrawal charge for a full withdrawal if:

•	the nursing home waiver is approved in the state of issue;

•	at least one year has passed since we issued your Contract; and

•	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.

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An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (877) 253-2323.

Other Withdrawals

We do not impose the withdrawal charge:

•	on amounts you apply to provide an annuity;

•	on amounts we pay as a death benefit;

•	amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or

•	on any amounts transferred as a part of an optional program.

Market Value Adjustment

Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.

Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.

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We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

(1 + I	)	N/12	- 1
1 + J

where:

	I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

	J	is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer; and

	N	is the number of complete months remaining in your Guarantee Period.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account Value an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of (a) $30 and (b) 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of (a) $50 and (b) 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge you the annual Account Fee if:

•	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

•	your Account Value is more than $75,000 on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $30 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

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Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Annuitant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses and Restrictions

There are fees and expenses deducted from each Fund of the Trust. These fees and expenses are described in the relevant Fund’s prospectus and related Statement of Additional Information.

Under certain circumstances, the board of directors of a government money market fund would have the discretion to impose a liquidity fee on redemptions from the money market fund and to implement a redemption gate that would temporarily suspend redemptions from the fund. We reserve the right to implement, administer and charge you for any such fee or restriction imposed by the fund.

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Modification in the Case of Group Contracts

We may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected - a single cash payment or one of our Annuity Options. (If you have named more than one Annuitant, the death benefit will be payable after the death of the last surviving Annuitant.) If the Beneficiary is not living on your date of death, we will pay the death benefit to the Annuitant, or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if the Annuitant dies during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of the Annuitant’s death in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method before the Annuitant’s death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive either the Beneficiary’s election of payment method, or if the Beneficiary is the Annuitant’s spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date.

If the Annuitant was 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

(3)	your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date; and

(4)	your total Purchase Payments minus the sum of partial withdrawals; interest will accrue daily on each Purchase Payment and each partial withdrawal at a rate equivalent to a rate of 5% per year until the first day of the month following the Annuitant’s 80th birthday, or until the Purchase Payment or partial withdrawal has doubled in amount, whichever is earlier.

If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

If the death benefit we pay is amount (2), (3) or (4), your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account Options.

If your Contract is a traditional Individual Retirement Annuity or a 403(b) TSA annuity, required minimum distributions under the Internal Revenue Code may affect the value of your death benefit. Please refer to “Required Minimum Distribution Requirements” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider before choosing a death benefit.

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Spousal Continuance

If your spouse is your Beneficiary, upon your death (if you are the Annuitant) your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the death benefit provisions of the Contract will not apply until the death of your spouse (see “Other Contract Provisions - Death of Participant”).

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options under “The Income Phase - Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of the Annuitant’s death, the Beneficiary may elect either a single cash payment or an annuity. If you were the Annuitant and the Beneficiary is your spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option. (See “The Income Phase - Annuity Provisions.”) Neither you nor the Beneficiary may exercise rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code. (See “Other Contract Provisions - Death of Participant.”)

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate your Beneficiary, or your Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or your Beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within seven days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person’s death:

•	an original certified copy of an official death certificate;

•	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof we find satisfactory.

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THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.”

Under a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant on the Annuity Commencement Date.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

•	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

•	The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

•	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:

•	We must receive your notice, in Good Order, at least 30 days before the current Annuity Commencement Date.

•	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum

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distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1⁄2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1⁄2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both, except that Option E is available only for a Fixed Annuity. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

Annuity Option B - Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Annuity Option E - Fixed Payments

We hold the portion of your Adjusted Account Value selected for this option at interest, and make fixed payments in such amounts and at such times as you and we may agree. We continue making payments until the amount we hold is exhausted. The final payment will be for the remaining balance and may be less than the previous installments. We will credit interest yearly on the amount remaining unpaid at a rate we determine from time to time, but never less than 3% per year (or a higher rate if specified in your Contract) compounded annually. We may change the rate at any time, but will not reduce it more frequently than once each calendar year. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not

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received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of annuity payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day immediately prior to the Annuity Commencement Date and making the following adjustments:

•	We deduct a proportional amount of the annual Account Fee, based on the fraction of the current Account Year that has elapsed.

•	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change to your Account Value.

•	We deduct any applicable premium tax or similar tax if not previously deducted.

Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your adjusted Account Value applied to a Variable Annuity and the “annuity payment rates” in your Contract, which are generally based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

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Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units from one Sub-Account to another, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Trading Policies”). The applicability of the Funds’ Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under “Funds’ Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.

During the Income Phase, the Annuitant, the authorized representative of the broker-dealer of record, or another authorized third party may request transfers by telephone, or in writing by submitting the request to our Service Address, stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units from one Sub-Account to another, you should carefully review the relevant Fund prospectus for the investment objectives and risk disclosure of the Fund in which the Sub-Accounts invest.

During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments. (See “Account Fee” under “CONTRACT CHARGES.”)

Annuity Payment Rates

The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change. (See “Other Contract Provisions - Modification.”)

The annuity payment rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

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Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant’s death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant/Payee. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Annuitant. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date, and each Participant, in like manner, may change the ownership interest in a Contract.

A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Death of Participant

If your Contract is a Non-Qualified Contract and you die prior to the Annuitant and before the Annuity Commencement Date, special distribution rules apply. In that case, your Account Value, plus or minus any Market Value Adjustment, must be distributed to your “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the designated beneficiary, with payments beginning no later than one year after your death.

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The person you have named as Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may elect to continue the Contract in his or her own name as Participant. If you were the Annuitant as well as the Participant, your surviving spouse (if the designated beneficiary) may elect to be named as both Participant and Annuitant and continue the Contract; in that case, we will not pay a death benefit and the Account Value will not be increased to reflect the death benefit calculation. In all other cases where you are the Annuitant, the death benefit provisions of the Contract control, subject to the condition that any Annuity Option elected complies with the special distribution requirements described above.

If your spouse elects to continue the Contract (either in the case where you are the Annuitant or in the case where you are not the Annuitant), your spouse must give us written notification within 60 days after we receive Due Proof of Death, and the special distribution rules described above will apply on the death of your spouse.

If you are the Annuitant and you die during the Income Phase, the remaining value of the Annuity Option in place must be distributed at least as rapidly as the method of distribution under the option.

If the Participant is not a natural person, these distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

If yours is a Qualified Contract, any distributions upon your death will be subject to the laws and regulations governing the particular retirement or deferred compensation plan in connection with which the Qualified Contract was issued.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received

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from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds of the Trust may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute shares of another Fund or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as we deem necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

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Modification

Upon notice to the Owner and Participant(s), (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fees, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Limitation or Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within seven days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

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TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Considerations.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

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Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether a Participant has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Participant during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Participant of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1⁄2, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a contract owner are not life insurance benefits and will generally be includable in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or annuitant’s death, i.e., the investment in the contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

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Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities (“TSA”).

Effective October 1, 2008, we stopped issuing any new TSAs, including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.

The Internal Revenue Service’s (“IRS”) comprehensive TSA regulations are generally effective January 1, 2009, and these regulations, subsequent IRS guidance, and/or the terms of an employer’s TSA plan impose new restrictions on TSAs, including restrictions on (1) the availability of hardship distributions and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. You should consult with a qualified tax professional about how the regulations affect you and your TSA.

If TSAs are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when you attain age 59 1⁄2, have a severance from employment with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. Financial hardship withdrawals (as well as certain other premature withdrawals) are fully taxable and will be subject to a 10% federal income tax penalty, in addition to any applicable Contract withdrawal charge. Under certain

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circumstances the 10% federal income tax penalty will not apply if the withdrawal is for medical expenses. A financial hardship withdrawal may not be repaid once it is taken.

The IRS’s TSA regulations provide that TSA financial hardship withdrawals will be subject to the IRS rules applicable to hardship distributions from 401(k) plans. Specifically, if you have not terminated your employment or reached age 59 1⁄2, you may be able to withdraw a limited amount of monies if you have an immediate and heavy financial need and the withdrawal amount is necessary to satisfy such financial need. An immediate and heavy financial need may arise only from:

•	deductible medical expenses incurred by you, your spouse, or your dependents;

•	payments of tuition and related educational fees for the next 12 months of post-secondary education for you, your spouse, or your dependents;

•	costs related to the purchase of your principal residence (not including mortgage payments);

•	payment necessary to prevent eviction from your principal residence or foreclosure of the mortgage on your principal residence;

•	payments for burial or funeral expenses for your parent, spouse, children, or dependents; or

•	expenses for the repair of damage to your principal residence that would qualify for the federal income tax casualty deduction.

You will be required to represent in writing to us (1) that your specified immediate and heavy financial need cannot reasonably be relieved through insurance or otherwise, by liquidation of your assets, by ending any contributions you are making under your TSA plan, by other distributions and nontaxable loans under any of your qualified plans, or by borrowing from commercial sources and (2) that your requested withdrawal amount complies with applicable law, including the federal tax law limit. And, unless your TSA was issued prior to September 25, 2007 and the only payments you made to such TSA were TSA funds you transferred directly to us from another TSA carrier (a “90-24 Transfer TSA”), your TSA employer also may need to agree in writing to your hardship request.

If your TSA contains a provision that permits loans, you may request a loan but you will be required to represent in writing to us that your requested loan amount complies with applicable law, including the federal tax law limit. And, unless your TSA is a 90-24 Transfer TSA, your TSA employer also may need to agree in writing to your loan request.

TSAs, like IRAs, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the TSA regulations and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2, unless an exception applies.

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The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion. Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1⁄2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

•	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

•	any required minimum distribution, or

•	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution,

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unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Required Minimum Distribution Requirements

If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1⁄2 or, for non-IRAs, the date of retirement instead of age 70 1⁄2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account’s RMD calculations.

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The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above requirements, a death benefit in your Contract could cause your RMD amount to be higher than it would be without such a benefit.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. You should consult with a qualified tax professional as to the meaning of “cash value.”

Definition of Spouse Under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning adviser for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.

American Taxpayer Relief Act of 2012

The American Taxpayer Relief Act of 2012 (ATRA) permanently extended the laws governing estate taxes, gift taxes and generation skipping transfer taxes that were put in place by the Tax Relief, Unemployment Insurance

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Reauthorization, and Job Creation Act of 2010 (TRA 2010), with one notable exception – the top estate tax, gift tax and generation skipping tax rate increases from 35% to 40%.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

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The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “U.S. Federal Income Tax Considerations” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting. Under “TAX CONSIDERATIONS”, see “Pre-Distribution Taxation of Contracts”, “Distributions and Withdrawals from Non-Qualified Contracts”, “Withholding” and “Non-Qualified Contracts”. You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACTS

We have engaged se2, llc (“se²”), an affiliate of the Company and a leading third-party provider of contract administration services for many other life insurance companies, to administer the Contracts. Administrative functions performed by se² include maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers, Death Benefits and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services. The compensation paid to se² is based on the number of Contracts to which they provide these administrative services.

Business Disruption and Cyber Security Risks

We rely heavily on technology to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware, software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

DISTRIBUTION OF THE CONTRACTS

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated or unaffiliated broker-dealer firms

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(“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

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As discussed in the preceding paragraphs, the Company makes numerous forms of payments and engages in a variety of other activities that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments and other activities may be significantly greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, our payments and other activities described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2014, 2015, and 2016, approximately $2,327,148, $2,159,205, and $1,846,452 respectively, in commissions were paid by Delaware Life Insurance Company on behalf of Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the State of Delaware and the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits. Under insurance guaranty fund laws in most states,

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insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect the Company’s obligation to pay guaranteed contract benefits. If an assessment were so large as to affect the Company’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow the Company to pay guaranteed contract benefits.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Delaware Life Insurance Company believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2016 are also included in the Statement of Additional Information.

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APPENDIX A - GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

*ANNUITANT: The person or persons named in the Application and on whose life the first annuity payment is to be made. In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also name a co-annuitant. If you do, all provisions of the Contract based on the death of the Annuitant will be based on the date of death of the last surviving of the persons named. By example, if the Annuitant dies prior to the Annuity Commencement Date, the co-annuitant will become the new annuitant. The death benefit will become due only on the death before the Annuity Commencement Date of the last surviving annuitant and co-annuitant named. These persons are referred to collectively in the Contract as “Annuitants.” If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant during the Income Phase.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

*ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who is the “designated beneficiary” for purposes of Section 72(s) of the Internal Revenue Code.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE”, “US”): Delaware Life Insurance Company.

49

CONTRACT DATE: The date on which we issue your Contract. This is called the “Issue Date” in the Contract.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Annuitant’s death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GOOD ORDER: An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a request to surrender your Contract, a fund transfer request, or a death benefit claim must be in good order.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

50

*PARTICIPANT: The person named in the Certificate who is entitled to exercise all rights and privileges of ownership under the Certificate, except as reserved by the Owner.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SERVICE ADDRESS: P.O. Box 758581 Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.

SEVEN-YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Trust.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*	You specify these items on the Application, and may change them, as we describe in this Prospectus.

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APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Part 1: Variable Account (The Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation for Certificates with Date of Coverage on or After November 1, 1994 Which Contain the Cumulative Withdrawal Provision:

Full Surrender:

Assume a Purchase Payment of $40,000 is made on the Date of Coverage, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full surrender of the Participant’s Account, based on hypothetical Account Values.

	Account Year	Hypothetical Account Value	Free Withdrawal Amount		Purchase Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$4,000	(a)	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	(b)	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	(c)	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	(d)	$40,000	0.00%	$0

(a)	The free withdrawal amount during an Account Year is equal to 10% of new payments (those payments made in current Account Year or in the six immediately preceding Account Years) less any prior partial withdrawals in that Account Year. Any portion of the free withdrawal amount that is not used in the current Account Year is carried forward into future years. In the first Account Year 10% of new payments is $4,000. Therefore, on full surrender $4,000 is withdrawn free of the withdrawal charge and the Purchase Payment liquidated is $37,000 (Account Value less free withdrawal amount). The withdrawal charge amount is determined by applying the withdrawal charge percentage to the Purchase Payment withdrawn.

(b)	In Account Year 3, the free withdrawal amount is equal to $12,000 ($4,000 for the current Account Year, plus an additional $8,000 for Account Years 1 and 2 because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future Account Years). The withdrawal charge percentage is applied to the Purchase Payment withdrawn (Account Value less free withdrawal amount).

(c)	In Account Year 7, the free withdrawal amount is equal to $28,000 ($4,000 for the current Account Year, plus an additional $24,000 for Account Years 1 through 6, $4,000 for each Account Year because no partial withdrawals were taken and the unused free withdrawal amount is carried forward into future Account Years). The withdrawal charge percentage is applied to the Purchase Payment withdrawn (Account Value less free withdrawal amount, but not greater than actual Purchase Payments).

(d)	In Account Year 9, the free withdrawal amount is $68,000, calculated as follows: There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

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Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is deposited at issue, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of 3 partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	Purchase Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$9,000	$20,000	$0	4.00%	$0
(b)	$56,000	$12,000	$11,000	$1,000	4.00%	$40
(c)	$40,000	$15,000	$0	$15,000	4.00%	$600

(a)	The free withdrawal amount during an Account Year is equal to 10% of New Payments (those payments made in current account year or in the six immediately preceding Account Years) less any prior partial withdrawals in that Account Year. Any portion of the free withdrawal amount that is not used in the current account year is carried forward into future years. In Account Year 5, the free withdrawal amount is equal to $20,000 ($4,000 for the current Account Year, plus an additional $16,000 for Account Years 1 through 4, $4,000 for each Account Year because no partial withdrawals were taken). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no Purchase Payments are withdrawn and no withdrawal charge applies.

(b)	Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount, and then will withdraw Purchase Payments of $1,000, incurring a withdrawal charge of $40.

(c)	The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in Purchase Payments being withdrawn and will incur a withdrawal charge. At the beginning of the next Account Year, 10% of Purchase Payments would be available for withdrawal requests during that Account Year.

Withdrawal Charge Calculation for Certificates with Date of Coverage Before November 1, 1994 and Certificates Issued After That Date Which Do Not Contain the Cumulative Withdrawal Provision.

This example assumes that the date of the full surrender or partial withdrawal is during the 9th Account Year.

1	2	3	4	5	6
1	$1,000	$1,000	$0	0%	$0
2	$1,200	$1,200	$0	0%	$0
3	$1,400	$1,280	$120	3%	$3.60
4	$1,600	$0	$1,600	4%	$64.00
5	$1,800	$0	$1,800	4%	$72.00
6	$2,000	$0	$2,000	5%	$100.00
7	$2,000	$0	$2,000	5%	$100.00
8	$2,000	$0	$2,000	6%	$120.00
9	$2,000	$0	$2,000	6%	$120.00

	$15,000	$3,480	$11,520		$579.60

Explanation of Columns in Table

Columns 1 and 2:

Represent Purchase Payments (“Payments”) and amounts of Payments. Each Payment was made on the first day of each Account Year.

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Column 3:

Represents the amounts that may be withdrawn without the imposition of withdrawal charges, as follows:

(a)	Payments 1 and 2, $1,000 and $1,200, respectively, have been credited to the Certificate for more than 7 years.

(b)	$1,280 of Payment 3 represents 10% of Payments that have been credited to the Certificate for less than 7 years. The 10% amount is applied to the oldest unliquidated Payment, then the next oldest and so forth.

Column 4:

Represents the amount of each Payment that is subject to a withdrawal charge. It is determined by subtracting the amount in Column 3 from the Payment in Column 2.

Column 5:

Represents the withdrawal charge percentages imposed on the amounts in Column 4.

Column 6:

Represents the withdrawal charge imposed on each Payment. It is determined by multiplying the amount in Column 4 by the percentage in Column 5.

For example, the withdrawal charge imposed on Payment 8

=	Payment 8, Column 4 x Payment 8, Column 5

=	$2,000 x 6%

=	$120

Full Surrender:

The total of Column 6, $579.60, represents the total amount of withdrawal charges imposed on Payments in this example.

Partial Withdrawal:

The sum of amounts in Column 6 for as many Payments as are liquidated reflects the withdrawal charges imposed in the case of a partial withdrawal.

For example, if $7,000 of Payments (Payments 1, 2, 3, 4 and 5) were withdrawn, the amount of the withdrawal charges imposed would be the sum of amounts in Column 6 for Payments 1, 2, 3, 4 and 5, which is $139.60.

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Part 2 - Fixed Account - Examples of the Market Value Adjustment (MVA)

The MVA factor is:

(1 + I	)	N/12	- 1
1 + J

These examples assume the following:

•	The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06 (l).

•	The date of surrender is 2 years from the Expiration Date (N = 24).

•	The value of the Guarantee Amount on the date of surrender is $11,910.16.

•	The interest earned in the current Account Year is $674.16.

•	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

•	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05.

The MVA factor =	(1 + I )	N/12	- 1
	1 + J

=	(1 + .06)	24/12	- 1
	1 + .05

=	(1.010)	[2]	- 1
=	1.019 - 1
=	.019

The value of the Guarantee Amount less interested credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

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APPENDIX C - CONDENSED FINANCIAL INFORMATION

The following information for REGATTA GOLD should be read in conjunction with the Variable Account’s financial statements appearing in the Statement of Additional Information.

Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Corporate Bond Portfolio	21.9028	22.9579	881,714	2016
	22.2793	21.9028	1,018,732	2015
	21.3571	22.2793	1,121,895	2014
	21.7157	21.3571	1,200,584	2013
	19.7832	21.7157	1,510,789	2012
	18.8121	19.7832	1,565,690	2011
	17.2072	18.8121	1,672,082	2010
	13.6359	17.2072	1,701,157	2009
	15.4552	13.6359	1,614,161	2008
	15.1385	15.4552	1,931,316	2007

MFS® Core Equity Portfolio	25.8264	28.3673	1,058,700	2016
	26.2426	25.8264	1,200,476	2015
	23.8915	26.2426	1,349,137	2014
	17.9953	23.8915	1,503,199	2013
	15.6692	17.9953	1,636,855	2012
	16.0387	15.6692	1.835,472	2011
	13.8744	16.0387	2,058,859	2010
	10.5987	13.8744	2,354,246	2009
	17.5124	10.5987	2,796,503	2008
	16.3353	17.5124	3,504,637	2007

MFS® Growth Series	44.4404	44.8975	1,280,904	2016
	41.8956	44.4404	1,448,242	2015
	38.9941	41.8956	1,617,738	2014
	28.8923	38.9941	1,800,827	2013
	24.9498	28.8923	2,041,183	2012
	25.4132	24.9498	2,347,557	2011
	22.2503	25.4132	2,618,877	2010
	16.3805	22.2503	3,005,702	2009
	26.5064	16.3805	3,441,742	2008
	22.1692	26.5064	4,143,165	2007

MFS® Emerging Markets Equity Portfolio	22.0783	23.8128	240,856	2016
	25.7011	22.0783	279,144	2015
	27.9397	25.7011	321,063	2014
	29.8883	27.9397	400,655	2013
	25.4726	29.8883	448,453	2012
	31.7038	25.4726	528,076	2011
	25.9779	31.7038	626,168	2010
	15.6253	25.9779	671,941	2009
	35.2833	15.6253	709,307	2008
	26.3750	35.2833	930,342	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Global Governments Portfolio	21.6744	21.4403	223,178	2016
	22.8117	21.6744	249,860	2015
	22.9637	22.8117	287,970	2014
	24.5776	22.9637	354,976	2013
	27.7647	24.5776	435,395	2012
	23.6760	27.7647	491,345	2011
	22.9488	23.6760	550,251	2010
	22.3616	22.9488	614,603	2009
	20.5372	22.3616	714,156	2008
	19.1592	20.5372	773,043	2007

MFS® Global Growth Portfolio	40.0675	41.9127	597,117	2016
	41.2638	40.0675	672,350	2015
	40.1105	41.2638	755,545	2014
	33.5420	40.1105	853,959	2013
	28.4106	33.5420	991,565	2012
	30.7722	28.4106	1,154,321	2011
	27.9081	30.7722	1,349,039	2010
	20.2403	27.9081	1,561,749	2009
	33.6110	20.2403	1,814,137	2008
	30.0902	33.6110	2,244,642	2007

MFS® Global Research Portfolio	33.4953	34.8294	1,559,356	2016
	34.2430	33.4953	1,750,138	2015
	33.9096	34.2430	1,967,804	2014
	27.7288	33.9096	2,239,601	2013
	24.0718	27.7288	2,555,305	2012
	26.1691	24.0718	2,951,963	2011
	23.5528	26.1691	3,330,374	2010
	18.0325	23.5528	3,852,702	2009
	28.7650	18.0325	4,554,541	2008
	25.7597	28.7650	5,567,610	2007

MFS® Global Tactical Allocation Portfolio	34.4258	36.0688	792,617	2016
	35.7040	34.4258	888,587	2015
	34.6578	35.7040	1,003,974	2014
	32.2897	34.6578	1,125,068	2013
	29.8872	32.2897	1,197,513	2012
	29.8428	29.8872	1,414,610	2011
	28.6751	29.8428	1,613,041	2010
	25.2490	28.6751	1,816,836	2009
	30.2719	25.2490	2,132,079	2008
	28.1973	30.2719	2,631,812	2007

MFS® Government Securities Portfolio	25.0108	24.9222	1,511,633	2016
	25.2423	25.0108	1,668,468	2015
	24.4098	25.2423	1,895,476	2014
	25.4107	24.4098	2,192,350	2013
	25.1329	25.4107	2,579,531	2012
	23.7279	25.1329	2,798,435	2011
	22.9687	23.7279	3,238,583	2010
	22.2886	22.9687	3,736,291	2009
	20.8220	22.2886	4,114,380	2008
	19.7009	20.8220	4,560,880	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® High Yield Portfolio	34.7016	38.9536	617,849	2016
	36.7370	34.7016	726,575	2015
	36.2343	36.7370	851,453	2014
	34.5235	36.2343	994,604	2013
	30.4674	34.5235	1,137,414	2012
	29.6662	30.4674	1,250,624	2011
	26.0372	29.6662	1,480,115	2010
	17.5590	26.0372	1,661,312	2009
	25.3151	17.5590	1,903,207	2008
	25.1862	25.3151	2,242,825	2007

MFS® International Growth Portfolio	21.4437	21.6746	458,742	2016
	23.1292	21.4437	496,721	2015
	23.1292	21.6745	568,318	2014
	20.5874	23.1292	637,781	2013
	17.4127	20.5874	682,759	2012
	19.8148	17.4127	774,883	2011
	17.4471	19.8148	870,580	2010
	12.8141	17.4471	996,642	2009
	21.5941	12.8141	1,141,730	2008
	18.7829	21.5941	1,343,367	2007

MFS® International Value Portfolio	38.7734	39.7870	435,254	2016
	36.8637	38.7734	493,375	2015
	36.8849	36.8637	535,047	2014
	29.2411	36.8849	587,576	2013
	25.5125	29.2411	622,672	2012
	26.2684	25.5125	743,674	2011
	24.4127	26.2684	843,490	2010
	19.7452	24.4127	974,379	2009
	29.1921	19.7452	1,180,521	2008
	27.5761	29.1921	1,536,380	2007

MFS® Massachusetts Investors Growth Stock Portfolio	18.8376	19.7062	5,901,306	2016
	19.1235	18.8376	6,701,592	2015
	17.3893	19.1235	7,476,201	2014
	13.5227	17.3893	8,535,565	2013
	11.6957	13.5227	9,689,635	2012
	11.7655	11.6957	11,227,315	2011
	10.5433	11.7655	13,056,050	2010
	7.6288	10.5433	15,441,534	2009
	12.3219	7.6288	3,095,126	2008
	11.2036	12.3219	3,804,248	2007

MFS® Blended Research® Core Equity Portfolio	54.9704	58.7902	2,238,402	2016
	55.1191	54.9704	2,565,512	2015
	49.6504	55.1191	2,902,183	2014
	36.9102	49.6504	3,309,628	2013
	32.4419	36.9102	3,771,841	2012
	32.2588	32.4419	4,325,476	2011
	28.0861	32.2588	4,970,181	2010
	22.7363	28.0861	5,700,012	2009
	35.4438	22.7363	6,677,151	2008
	33.9245	35.4438	8,198,829	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Mid Cap Growth Series	8.5912	8.8886	674,978	2016
	8.3273	8.5912	809,982	2015
	7.7565	8.3273	832,491	2014
	5.7108	7.7565	939,288	2013
	4.9643	5.7108	901,989	2012
	5.3544	4.9643	1,040,334	2011
	4.2007	5.3544	1,287,990	2010
	2.9930	4.2007	1,260,591	2009
	6.2376	2.9930	1,343,940	2008
	5.7585	6.2376	1,580,546	2007

MFS® U.S. Government Money Market Portfolio	13.1237	12.9436	2,026,365	2016
	13.3074	13.1237	2,309,741	2015
	13.4937	13.3074	2,326,054	2014
	13.6826	13.4937	2,582,917	2013
	13.8752	13.6826	2,891,794	2012
	14.0690	13.8752	3,267,909	2011
	14.2659	14.0690	3,787,383	2010
	14.4656	14.2659	4,716,665	2009
	14.3759	14.4656	6,245,954	2008
	13.9039	14.3759	6,062,638	2007

MFS® New Discovery Series	9.7698	10.5070	823,838	2016
	10.0969	9.7698	984,827	2015
	10.0000	10.0969	1,073,217	2014

MFS® Research International Portfolio	19.6232	19.2164	206,571	2016
	20.2965	19.6232	234,231	2015
	22.1012	20.2965	268,003	2014
	18.8309	22.1012	284,327	2013
	16.3780	18.8309	316,487	2012
	18.6353	16.3780	369,195	2011
	17.0807	18.6353	433,025	2010
	13.2278	17.0807	494,653	2009
	23.3232	13.2278	575,021	2008
	20.9024	23.3232	769,388	2007

MFS® Strategic Income Portfolio	18.7456	20.0102	404,153	2016
	19.3668	18.7456	501,456	2015
	19.0154	19.3668	549,237	2014
	19.0033	19.0154	576,097	2013
	17.4523	19.0033	641,812	2012
	16.9064	17.4523	617,200	2011
	15.5468	16.9064	627,839	2010
	12.3470	15.5468	664,049	2009
	14.3994	12.3470	616,138	2008
	14.1101	14.3994	743,909	2007

MFS® Technology Portfolio	9.0331	9.6829	392,565	2016
	8.2705	9.0331	418,410	2015
	7.5749	8.2705	463,416	2014
	5.6819	7.5749	417,289	2013
	5.0279	5.6819	486,716	2012
	5.0392	5.0279	539,180	2011
	4.2356	5.0392	575,801	2010
	2.4315	4.2356	607,733	2009
	5.0237	2.4315	431,545	2008
	4.2375	5.0237	632,984	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Total Return Series	11.2701	12.1253	14,894,329	2016
	11.4703	11.2701	16,924,743	2015
	10.7199	11.4703	18,920,670	2014
	37.7417	10.7199	21,410,649	2013
	34.3748	37.7417	6,012,960	2012
	34.1963	34.3748	6,778,021	2011
	31.5325	34.1963	7,751,602	2010
	27.0755	31.5325	8,908,301	2009
	34.9980	27.0755	10,626,512	2008
	34.0205	34.9980	13,145,592	2007

MFS® Utilities Series	8.5330	9.3805	4,662,994	2016
	10.1221	8.5330	5,404,495	2015
	10.0000	10.1221	6,262,993	2014

MFS® Value Series	10.4866	11.7989	2,799,878	2016
	10.7123	10.4866	3,036,066	2015
	10.0000	10.7123	3,397,837	2014

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This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2017 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Delaware Life Insurance Company. To receive a copy, return this request form to the address shown below or telephone (877) 253-2323.

To:	Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

Please send me a Statement of Additional Information for
Regatta Gold
Delaware Life Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

61

MAY 1, 2017

REGATTA PLATINUM PROSPECTUS

Delaware Life Insurance Company and Delaware Life Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals. The contracts and certificates are no longer for sale.

You may choose among a number of variable investment options and, when available, fixed interest options. Currently no fixed interest options are available other than those included in our dollar-cost averaging program. (See “Other Programs.”) The variable options are Sub-Accounts in the Variable Account. Each Sub-Account invests in one of the following investment options of the MFS® Variable Insurance Trust and MFS® Variable Insurance Trust II (the “Funds”):

Large-Cap Equity Funds

MFS® Blended Research® Core Equity Portfolio, Initial Class

MFS® Core Equity Portfolio, Initial Class

MFS® Growth Series, Initial Class

MFS® Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS® Value Series, Initial Class

Mid-Cap Equity Fund

MFS® Mid Cap Growth Series, Initial Class

Small-Cap Equity Fund

MFS® New Discovery Series, Initial Class

International/Global Equity Funds

MFS® Global Growth Portfolio, Initial Class

MFS® Global Research Portfolio, Initial Class

MFS® International Growth Portfolio, Initial Class

MFS® International Value Portfolio, Initial Class

MFS® Research International Portfolio, Initial Class

Emerging Markets Equity Fund

MFS® Emerging Markets Equity Portfolio, Initial Class

Specialty/Sector Funds

MFS® Technology Portfolio, Initial Class

MFS® Utilities Series, Initial Class

Asset Allocation Fund

MFS® Total Return Series, Initial Class

Global Asset Allocation Fund

MFS® Global Tactical Allocation Portfolio, Initial Class2

Money Market Fund

MFS® U.S. Government Money Market Portfolio, Initial Class1

Intermediate-Term Bond Funds

MFS® Corporate Bond Portfolio, Initial Class

MFS® Government Securities Portfolio, Initial Class

Multi-Sector Bond Fund

MFS® Strategic Income Portfolio, Initial Class

High Yield Bond Fund

MFS® High Yield Portfolio, Initial Class

World Bond Fund

MFS® Global Governments Portfolio, Initial Class

[1]	There is no assurance that the MFS® U.S. Government Money Market Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this investment account may possibly become low and possibly negative.

[2]	This Fund employs a managed volatility strategy.

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS® Variable Insurance Trusts.

We have filed a Statement of Additional Information dated May 1, 2017 (the “SAI”) with the Securities and Exchange Commission (the “SEC”), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 46 of this Prospectus. You may obtain a copy without charge by writing to us at our Service Address or by telephoning (877) 253-2323. In addition, you can inspect and copy all of our filings at the SEC’s public reference facilities at: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC will provide copies by mail for a fee. The SEC also has a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Please read this Prospectus and the Trust prospectuses carefully before investing and keep them for future reference. They contain important information about the Contract and the Funds.

Any reference in this Prospectus to receipt by us means receipt at our Service Address: Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581.

Overnight Mailing Service Address:	Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the capitalized terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these capitalized terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a capitalized term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

Regatta Platinum provides a number of important benefits for your retirement planning. During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated. The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral. The Contract also provides a death benefit if you die during the Accumulation Phase.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase. Currently, there is no minimum amount required for additional Purchase Payments. However, we reserve the right to limit additional Purchase Payments to at least $1,000. We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.

Variable Account Options: The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II, open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts. The investment returns on the Funds are not guaranteed. You can make or lose money. You may also transfer among the Funds and, if available, the Fixed Account Options.

The Fixed Account Options: The Guarantee Periods

From time to time, we make Fixed Account options available. When we do, you can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the available Guarantee Periods. Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish. We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed interest rate permitted by law. Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period. We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted. On January 31, 2011, we stopped accepting any new investments (Purchase Payments and transfers) into any Guarantee Periods, other than in connection with our dollar-cost averaging program.

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Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

Each year for the first five Account Years, we deduct an annual Account Fee equal to the lesser of $35 or 2% of your Account Value. After the fifth Account Year, we may increase the fee annually, but it will never exceed the lesser of $50 or 2% of your Account Value. During the Income Phase, the annual Account Fee is $35. We will not charge the annual Account Fee if your Account Value had been allocated only to the Fixed Account during the applicable Account Year, or your Account Value is more than $75,000 on your Account Anniversary.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.25% of the average daily value of the Contract invested in the Variable Account. We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn. For each Purchase Payment, the withdrawal charge (also known as a “contingent deferred sales charge”) starts at 6% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year. However, we reserve the right to impose a charge of up to $15 per transfer.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase: Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds. Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

Death Benefit

If you die before the Contract reaches the Income Phase, the Beneficiary will receive a death benefit. The amount of the death benefit depends upon your age on the Contract Date. If you are 86 or older on your Contract Date, the death benefit is equal to the amount we would pay on a full surrender of your Contract (“Surrender Value”). If you are 85 or younger on your Contract Date, the death benefit pays the greatest of the following amounts: (1) your Account Value on your Death Benefit Date, (2) your Surrender Value on your Death Benefit Date, (3) your Account Value on the Seven-Year Account Anniversary (adjusted for subsequent payments, withdrawals, and charges), (4) your highest Account Value on any Account Anniversary before your 81st birthday (adjusted for subsequent payment, withdrawals and charges), or (5) subject to certain limitations, your total Purchase Payments, adjusted for withdrawals, plus interest accrued on each Purchase Payment or transfers to the Variable Account at 5% per year.

Withdrawals, Withdrawal Charges and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase. You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge. For any Account Year, this “free withdrawal amount” equals 10% of all Purchase Payments made during the last seven Account Years (including the current Account Year), plus all Purchase Payments we have held for at least seven Account Years. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see “Market Value Adjustment”). You may also have to pay income taxes and tax penalties on money you withdraw.

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Right to Return

Your Contract contains a “free look” provision. If you cancel your Contract within 10 days after receiving it (or later, if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in Good Order. (This amount may be more or less than the original Purchase Payment). We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out. If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as ordinary income. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on taxable amounts.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contract, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

Delaware Life Insurance Company P.O. Box 758581 Topeka, KS 66675-8581

Toll Free (877) 253-2323
www.delawarelife.com/contact-us/

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Maximum Withdrawal Charge (as a percentage of Purchase Payments withdrawn):	6%	[1]

Number of Complete Account Years Since Purchase Payment has been in the Account	0 - 1	2 - 3	4 - 5	6	7 or more

Withdrawal Charge	6%	5%	4%	3%	0%

Maximum Fee Per Transfer (currently $0):	$15[2]

Premium Taxes (as a percentage of Account Value or total Purchase Payments):	0% - 3.5%	[3]

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$50	[4]

Variable Account Annual Expenses

(as a percentage of average daily net Variable Account assets)

Mortality and Expense Risk Charge:	1.25%
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses:	1.40%

The table below shows the minimum and maximum total operating expenses charged by the Funds for the year ended December 31, 2016.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.44%	1.61%

The expenses shown, which include any acquired fund fees and expenses, are those incurred for the year ended December 31, 2016, and were provided by the Funds. We have not independently verified the accuracy of the Fund expense information. Current or future expenses may be greater or less than those shown. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the Fund prospectuses.

[1]	A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for seven Account Years, it may be withdrawn free of the withdrawal charge. (See “Withdrawal Charge.”)

[2]	Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer. We do impose certain restrictions upon the number and frequency of transfers. (See “Transfer Privilege.”)

[3]	The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we may deduct premium taxes from Certificate Value upon full surrender (including surrender for the death benefit) or annuitization. (See “Premium Taxes.”)

[4]	The current Annual Account Fee is equal to the lesser of $35 or 2% of your Account Value. The Annual Account Fee may be changed annually but it will never exceed the lesser of $50 or 2% of your Account Value. The Annual Account Fee is waived if your Account Value has been allocated only to the Fixed Account during the applicable Account Year or if your Account Value is $75,000 in value on your Account Anniversary. (See “Account Fee.”)

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. For purpose of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$865	$1,339	$1,869	$3,443

(2)	If you annuitize your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$314	$960	$1,630	$3,443

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$314	$960	$1,630	$3,443

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance. For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

For information concerning compensation paid for the sale of the Contracts, see “Distribution of the Contract.”

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract (“Variable Accumulation Units”) is included in the back of this Prospectus as Appendix C.

THE ANNUITY CONTRACT

Delaware Life Insurance Company and Delaware Life Variable Account F (the “Variable Account”) offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract. Each individual receives a Certificate that evidences his or her participation under the Group Contract.

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In this Prospectus, unless we state otherwise, we refer to both the owners of Individual Contracts and participating individuals under Group Contracts as “Participants” and we address all those Participants as “you”; we use the term “Contracts” to include Individual Contracts, Group Contracts and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as “your” Account or a “Participant Account.”

Your Contract provides a number of important benefits for your retirement planning.

•	It has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you make Purchase Payments under the Contract and allocate them to one or more of the Variable Account options or, if available, the Fixed Account options. During the Income Phase, we make payments based on the amount you have accumulated. Annuity payments can be fixed or variable. When you choose variable options, you assume the investment risk. When you choose fixed options, we assume the investment risk.

•	It also has tax deferral, so that you do not pay taxes on your earnings under your Contract until you withdraw them. However, if you purchase your Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax-deferral without the need for purchasing an annuity contract.

•	It provides a death benefit if you die during the Accumulation Phase.

•	If you so elect, during the Income Phase, it provides annuity payments to you or someone else for life or for another period that you choose.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as “Qualified Contracts,” and all others as “Non-Qualified Contracts.” A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

You may submit transaction requests or communicate with us in writing or by telephone. All materials sent to us, including Purchase Payments, must be sent to us at our Service Address. For all telephone communications, you must call (877) 253-2323. In addition, the authorized registered representative of the broker-dealer of record may submit transfer requests on your behalf in writing or by telephone.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them, in Good Order, at our Service Address or at (877) 253-2323. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time.

Certain methods of contacting us, such as by telephone, may be unavailable or delayed. Any telephone system (including yours, ours, and your registered representative’s) can experience delays or outages that may delay or prevent us from processing your request. While we have taken reasonable precautions to allow our systems to accommodate heavy usage, we do not guarantee access or reliability under all circumstances. If you experience delays or an outage, you may submit your request in writing to our Service Address.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

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Electronic Account Information

During the Accumulation Phase, instead of receiving paper copies, Contract Owners may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format. To enroll in this optional electronic delivery service Contract Owners must register and log on to our Internet customer website via www.delawarelife.com. First-time users of this website can enroll in this electronic delivery service by selecting “eDeliver Documents” when registering to use the website. If you are already a registered user of this website, you can enroll in the electronic delivery service by logging on to your account and selecting “eDeliver Documents” on the “Update Profile” page. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may obtain more information and assistance at the above-mentioned internet location or by writing us at our Service Address or by telephone at (877) 253-2323.

DELAWARE LIFE INSURANCE COMPANY

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We are licensed to do business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. We have a life insurance company subsidiary that is licensed to do business in New York. Our main administrative office address is 1601 Trapelo Road, Suite 30, Waltham, MA 02451.

The immediate parent company of Delaware Life Insurance Company is Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012. Delaware Life Holdings, LLC is ultimately controlled by Mark R. Walter.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity contracts that we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contract described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. The assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct. All obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company and, as such, are subject to the claims of the Company’s creditors.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund of the MFS® Variable Insurance Trust or the MFS® Variable Insurance Trust II. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Trust with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses and any applicable taxes will, in effect, be made by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

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VARIABLE ACCOUNT OPTIONS: THE TRUSTS

The MFS® Variable Insurance Trust and the MFS® Variable Insurance Trust II (the “Trusts”) are open-end management investment companies registered under the Investment Company Act of 1940. Massachusetts Financial Services Company (“MFS®”) serves as the investment adviser to the Trusts.

The Trusts are composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trusts are issued in a number of investment options (each, a “Fund”), each corresponding to one of the portfolios. Additional portfolios may be added to the Trusts which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS® for its services pursuant to investment advisory agreements. MFS® also serves as investment adviser to each of the funds in the MFS Family of Funds®, and to certain other investment companies established by MFS®. MFS® and its predecessor organizations have a history of money management dating from 1924. MFS® operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS®. We undertake no obligation in this regard.

MFS® may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Funds, and which may be managed by a Fund’s portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Trusts may also offer shares to other registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies as well as to the Variable Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trusts. A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and each Trust’s Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

As described in more detail in the Fund prospectuses, certain Funds may employ managed volatility or hedging strategies intended to reduce overall volatility and provide for downside protection during downward movements in equity markets. These hedging strategies could limit the Fund’s upside participation in rising equity markets relative to other Funds with substantially similar investment objectives and policies that do not use such strategies. Investing in such Funds may, however, be helpful in a declining market, because the hedging strategy will reduce your equity exposure under such circumstances, and your Account Value may decline less than would have been the case if you had not invested in Funds with a managed volatility or hedging strategy. In addition, the cost of these strategies may have a negative impact on performance. There is no guarantee that a Fund employing a managed volatility or hedging strategy can achieve or maintain the Fund’s optimal risk targets, and the Fund may not perform as expected. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

More comprehensive information about the Trusts and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectuses. You should read the Trust prospectuses carefully before investing. The statement of additional information for each of the Trusts is available on our website, www.delawarelife.com, or by calling us at (877) 253-2323.

Selection of Funds

The Funds offered through the Contract are selected by the Company. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Account Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from

8

Contract Owners. We do not recommend or endorse any particular fund, and we do not provide investment advice. You bear the risk of any decline in your Account Value resulting from the performance of the Funds you have chosen.

We may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of an adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for the sale of the Contracts. Accordingly, we may receive compensation from an investment adviser, distributor and/or affiliates(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the investment options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. In addition, the Company or the principal underwriter of the Contracts may receive 12b-1 fees (fees which may be levied against the total balance of a mutual fund’s assets and may be used to pay marketing and brokerage expenses of the Fund) deducted from certain Fund assets attributable to the Contract for providing distribution and shareholder support services to some investment options.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

Guarantee Periods

You may elect one or more Guarantee Period(s) from those we make available from time to time. When available, we may offer Guarantee Periods of different durations; however, we may stop offering some or all Guarantee Periods at any time. Once we stop offering a Guarantee Period for a particular duration, allocations or transfers into that Guarantee Period will not be permitted.

Effective January 31, 2011, we stopped accepting any additional amounts for allocation to certain Guarantee Periods, regardless of when the Contract was issued. Under this change, all Guarantee Periods were closed to new amounts from:

•	initial or subsequent Purchase Payments you may make, except for Purchase Payments that you allocate to our dollar-cost averaging program;

•	transfers of Account Value into a Guarantee Period from any other Guarantee Period or Sub-Account; and

•	any other new allocation of money.

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Any of your Account Value held in a Guarantee Period on January 31, 2011, will not be affected by our closing the Guarantee Periods to new amounts. At the end of that Guarantee Period, unless you instruct us otherwise, we will automatically renew your Guarantee Period allocation into a new Guarantee Period of the same duration as the last Guarantee Period. (See “Renewals” under “Fixed Account Value.”) Although we have the discretion to once again make new Guarantee Periods available for new allocations, we do not have any current intention to do so.

Because we are not currently offering new Guarantee Periods in connection with our Secured Future Program, that program is no longer available to those who are not already participating in it. (See “Secured Future Program” under “Other Programs.”)

Guaranteed Interest Rates

We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest with amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early Withdrawals

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity, may be subject to a Market Value Adjustment, which could increase the value of your Account. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Purchase Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or die before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant when we accept your Application.

We will credit your initial Purchase Payment to your Account within two Business Days of receiving your completed Application, in Good Order. If your Application is not in Good Order, we will notify you. If we do not have the necessary information to complete the Application within five Business Days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is in Good Order. Once the Application is in Good Order, we will then apply the Purchase Payment within two Business Days.

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Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, unless we have given our approval in advance, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase, except that if you own a Contract issued in the state of Oregon, you may make Purchase Payments only during the first three Account Years, rather than at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods currently available.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Purchase Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for Purchase Payments we receive with or after we have received notice of the change until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments. (See “Premium Taxes.”) In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the two components of your Contract: the Variable Account portion (“Variable Account Value”) and the Fixed Account portion (“Fixed Account Value”). These two components are calculated separately, as described under the headings “Variable Account Value” and “Fixed Account Value.”

Variable Account Value

Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is generally 4:00 p.m., Eastern Time. (The close trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a “Business Day.” The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

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To measure these values, we use a factor, which we call the Net Investment Factor, which represents the net return on the Sub-Account’s assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account’s Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Series share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Series during the Valuation Period, by (2) the net asset value per share of the Series share at the end of the previous Valuation Period; we then deduct a factor representing the asset-based insurance charges (the mortality and expense risk charge and administrative expense charge) for each day in the Valuation Period.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account, either from a Net Purchase Payment or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

The Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) have elapsed. The last day of the Guarantee Period is its Expiration Date. Guarantee Periods may not always be available for allocation. (See “Fixed Account Options: The Guarantee Periods.”)

Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis. You can find out about our current Guaranteed Interest Rates by calling us at (877) 253-2323.

Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date will result in the application of a Market Value Adjustment upon annuitization or withdrawal. We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

•	written notice electing a different Guarantee Period from among those we then offer, or

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•	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract. (See “Transfer Privilege.”)

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically transfer your Guarantee Amount into the next available Guarantee Period.

Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to the Expiration Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase of your Account Value, depending on interest rates at the time. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

Transfer Privilege

Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

•	you may not make more than 12 transfers in any Account Year;

•	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

•	at least 30 days must elapse between transfers to and from Guarantee Periods;

•	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

•	we impose additional restrictions on market timers, which are further described below. (See “Short-Term Trading.”)

These restrictions do not apply to transfers made under any optional program. (See “Other Programs.”) We reserve the right to waive these restrictions and exceptions at any time, as discussed under “Short-Term Trading,” or to change them. Any change will be applied uniformly. We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. We will notify you of any change in writing prior to its effectiveness. Transfers out of a Guarantee Period occurring more than 30 days before the Renewal Date or any time after the Expiration Date or any time after the Expiration Date will be subject to the Market Value Adjustment described under “Withdrawals, Withdrawal Charges, and Market Value Adjustment.” Under current law there is no tax liability for transfers.

Requests for Transfers

You, your authorized registered representative of the broker-dealer of record, or another authorized third party may request transfers in writing or by telephone.

If a written or telephone transfer request as described above is received in Good Order before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m., the transfer will be priced that day. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We have established procedures reasonably designed to confirm that instructions communicated to us by telephone are genuine. These procedures may require any person requesting a transfer by telephone to provide personal identifying

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information. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

We reserve the right to deny any and all transfer requests made by telephone and to require that certain transfer requests be submitted in writing. A transfer request may be denied if it is not in Good Order or if it does not comply with the terms of our short-term trading policy or the trading policy of a fund involved in the transfer. If a telephone transfer request is denied, we will immediately notify you and your authorized registered representative.

We also reserve the right to suspend, modify, restrict, or terminate the telephone transfer privilege at any time. Your ability (or the ability of your authorized registered representative or another authorized third party) to request transfers by telephone may also be limited due to circumstances beyond our control, such as during system outages or periods of high volume.

A transfer request will be priced at the Variable Accumulation Unit value next determined at the close of the Business Day if we receive your transfer request, in Good Order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be priced on the next Business Day.

No more than one transfer request of Account Values may be made on the same Business Day regardless of whether the request is made by you, your authorized registered representative, or another authorized third party, and regardless of whether the request is submitted in writing or by telephone. The Company has established reasonable procedures for handling multiple transfer requests received on the same Business Day, including processing the first transfer request received in Good Order on a Business Day (unless otherwise cancelled in accordance with the cancellation procedures described in the next paragraph).

You, your authorized registered representative, or another authorized third party may cancel a transfer request by contacting us by telephone at (877) 253-2323 before the end of the Business Day during which the transfer request was submitted.

Short-Term Trading

The Contracts are not designed for short-term trading. If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity. Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection. Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading. A failure to detect and curtail short-term trading could result in adverse consequences to the Participants. Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading can adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies.

The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee for transfers to discourage frequent trading. In no event will the total charge assessed in connection with a transfer, that includes this fee as well as any charge that we may assess on a permitted transfer of Account Value among Sub-Accounts (see “Permitted Transfers”), exceed the maximum fee per transfer presented in the table of “Fees and Expenses.”

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant(s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restricts your transfer privileges more narrowly than the policies described under “Permitted Transfers,” such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

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If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Account Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant’s value in the Sub-Account. In the last situation, we will not transfer any of the Sub-Account value. Instead, we will deem the request not in Good Order and immediately notify you.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

•	when a new broker of record is designated for the Contract;

•	when the Participant changes;

•	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

•	when necessary in our view to avoid hardship to a Participant; or

•	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks. Short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees. In addition, short-term trading could adversely affect a Fund’s performance. If large amounts of money are suddenly transferred out of a Fund, the Fund’s investment adviser cannot effectively invest in accordance with the Fund’s investment objectives and policies. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

Funds’ Trading Policies

In addition to the restrictions that we impose (as described under “Permitted Transfers” and “Short-Term Trading”), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund’s shares. These policies (the “Funds’ Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds’ Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their trading policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund’s Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund’s Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.

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Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under “Permitted Transfers” and under “Short-Term Trading.” Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund. For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers. If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates

We may reduce or waive the withdrawal charge or annual Account Fee, credit additional amounts, or grant bonus Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions (“Eligible Employees”) and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”

Other Programs

You may participate in any of the following optional programs free of charge. Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 transfers per year allowed under the section entitled “Transfer Privilege.”

We reserve the right to terminate each of these programs. You may terminate your participation in any of these programs at any time by written notice to us or by other means approved by us.

Dollar-Cost Averaging

You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program. (We reserve the right to limit minimum investments to at least $1,000.)

Dollar-cost averaging allows you to invest gradually over time. Each month or quarter, as you select, we will transfer the same amount automatically to one or more Sub-Accounts that you choose. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned. If you elected to participate in dollar-cost averaging when you purchased your Contract, then all future Purchase Payments will be allocated to dollar-cost averaging, unless you specify otherwise.

Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program.

No Market Value Adjustment will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program, except that if you discontinue or alter the program prior to completion, amounts remaining in

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the Fixed Account will be transferred to the Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program will be treated as commencing a new dollar-cost averaging program and may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. Since you transfer the same dollar amount to the Sub Accounts at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds, and money market funds, depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

We have no discretionary authority or control over your investment decisions. We do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are “static” programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose. While we will not alter the Sub-Account allocation percentages used in any asset allocation model, your asset allocation model and allocation weightings could be affected by mergers, liquidations, fund substitutions, or closures.

You will not be provided with information regarding the periodic updates to models that we may offer to new Contract purchasers. Any new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest Out Program. Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically. Under the Interest Out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. Withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us or other means approved by us.

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Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

Secured Future Program

Under the Secured Future Program, at issue, we divide your initial Purchase Payment between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer, and we allocate to that Guarantee Period the portion of your Purchase Payment necessary so that at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your initial Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment will be invested in Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen. The Secured Future Program is subject to availability. Your Secured Future Program terminates at the end of the Guarantee Period and is not renewable into a new Guarantee Period. The Secured Future Program is not available when Guarantee Periods are not being offered. (See “The Fixed Account Options: The Guarantee Periods.”)

WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Service Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see “Withdrawal Charge”) and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment. (See “Market Value Adjustment.”) Upon request we will notify you of the amount we would pay in the event of a full or partial withdrawal. Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. (See “TAX CONSIDERATIONS.”) You should carefully consider these tax consequences before requesting a cash withdrawal.

Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or Market Value Adjustment and then reduce the value of your Account by the amount of the withdrawal.

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You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Period to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Partial withdrawals may affect the death benefit amount. In calculating the amount payable under the death benefit, we may reduce the benefit amount to an amount equal to the benefit amount payable immediately before the withdrawal multiplied by the ratio of the Account Value immediately after withdrawal to the Account Value immediately before the withdrawal. (See “Calculating the Death Benefit.”)

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal (i.e., a surrender of your Contract).

Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive your withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

•	when the New York Stock Exchange is closed (except weekends and holidays) or when the SEC determines trading on the New York Stock Exchange is restricted;

•	when the SEC determines that an emergency exists and that it is not reasonably practical (i) to dispose of securities held in the Variable Account or (ii) to determine the value of the net assets of the Variable Account;

•	when an SEC order permits us to defer payment for the protection of Participants; or

•	if mandated by applicable law.

If, pursuant to SEC rules, a government money market fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the corresponding Sub-Account until the Fund is liquidated. We also may defer payment of amounts you withdraw from the Fixed Account for up to six months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

If mandated under applicable law, we may be required to reject a Purchase Payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.

Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See “Tax-Sheltered Annuities” under “TAX CONSIDERATIONS.”)

When you make a withdrawal, we consider the oldest Purchase Payment that you have not already withdrawn to be withdrawn first, then the second oldest Purchase Payment, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value.

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Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a “contingent deferred sales charge”) on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value, which we call the “free withdrawal amount,” before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to (1) 10% of the amount of all Purchase Payments you have made during the last seven Account Years, including the current Account Year (the “Annual Withdrawal Allowance”), plus (2) the amount of all Purchase Payments made before the last seven Account Years that you have not previously withdrawn. Any portion of the Annual Withdrawal Allowance that you do not use in an Account Year is cumulative, that is, it is carried forward and available for use in future years.

For convenience, we refer to Purchase Payments made during the last seven Account Years (including the current Account Year) as “New Payments,” and all Purchase Payments made before the last seven Account Years as “Old Payments.”

For example, assume you wish to make a withdrawal from your Contract in Account Year 10. You made an initial Purchase Payment of $10,000 in Account Year 1, you made one additional Purchase Payment of $8,000 in Account Year 8, and you made no previous withdrawals. Your Account Value in Account Year 10 is $35,000. The free withdrawal amount for Account Year 10 is $19,400, calculated as follows:

•	$800, which is the Annual Withdrawal Allowance for Account Year 10 (10% of the $8,000 Purchase Payment made in Account Year 8, the only New Payment); plus

•	$8,600, which is the total of the unused Annual Withdrawal Allowances of $1,000 for each of Account Years 1 through 7 and $800 for each of Account Years 8 and 9 that are carried forward and available for use in Account Year 10; plus

•	$10,000, which is the amount of all Old Payments that you have not previously withdrawn.

Withdrawal Charge on Purchase Payments

If you withdraw more than the free withdrawal amount in any Account Year, we consider the excess amount to be withdrawn first from New Payments that you have not previously withdrawn. We impose the withdrawal charge on the amount of these New Payments. Thus, the maximum amount on which we will impose the withdrawal charge in any year will never be more than the total of all New Payments that you have not previously withdrawn.

The amount of your withdrawal, if any, that exceeds the total of the free withdrawal amount plus the aggregate amount of all New Payments not previously withdrawn, is not subject to the withdrawal charge.

Order of Withdrawal

New Payments are withdrawn on a first-in first-out basis until all New Payments have been withdrawn. For example, assume the same facts as in the example above. In Account Year 10 you wish to withdraw $25,000. We attribute the withdrawal first to the free withdrawal amount of $19,400, which is not subject to the withdrawal charge. The remaining $5,600 is withdrawn from the Purchase Payment made in Account Year 8 (the only New Payment) and is subject to the withdrawal charge. The $2,400 balance of the Account Year 8 Purchase Payment will remain in your Account. If you make a subsequent $5,000 withdrawal in Account Year 10, $2,400 of that amount will be withdrawn from the remainder of the Account Year 8 Purchase Payment and will be subject to the withdrawal charge. The other $2,600 of your withdrawal (which exceeds the amount of all New Payments not previously withdrawn) will not be subject to the withdrawal charge.

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Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the year in which you made the Purchase Payment, but not the year in which you withdraw it. Each Purchase Payment begins a new seven-year period and moves down a declining surrender charge scale at each Account Anniversary. Purchase Payments received during the current Account Year will be charged 6% if withdrawn. On your next scheduled Account Anniversary, that Purchase Payment along with any other Purchase Payments made during that Account Year, will be considered to be in their second Account Year and will have a 5% withdrawal charge. On the next Account Anniversary, these Purchase Payments will move into their third Account Year and will have a withdrawal charge of 5%. The withdrawal charge decreases according to the number of Account Years the Purchase Payment has been in your Account. The declining withdrawal charge scale is as follows:

Number of Account Years Purchase Payment Has Been In Your Account	Withdrawal Charge
0 - 1	6%
2 - 3	5%
4 - 5	4%
6	3%
7 or more	0%

For example, using the same facts as in the example in “Free Withdrawal Amount” above, the percentage applicable to the withdrawals in Account Year 10 of Purchase Payments made in Account Year 8 would be 5%, because the number of Account Years the Purchase Payments have been held in your Account would be 2. You may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.

The withdrawal charge will never be greater than 6% of the aggregate amount of Purchase Payments you make under the Contract.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will only apply to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

We do not impose a withdrawal charge on withdrawals from the Accounts of (a) our employees, (b) employees of our affiliates, or (c) licensed insurance agents who sell the Contracts. We also may waive withdrawal charges with respect to Purchase Payments derived from the surrender of other annuity contracts we issue.

Nursing Home Waiver

We will waive the withdrawal charge for a full withdrawal if:

•	the nursing home waiver is approved in the state of issue;

•	at least one year has passed since we issued your Contract; and

•	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state.

An “eligible nursing home” means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us evidence of confinement in the form we determine. To find out where the nursing home waiver is approved, you can call us at (877) 253-2323.

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Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above and any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

Other Withdrawals

We do not impose withdrawal charges:

•	on amounts you apply to provide an annuity;

•	on amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program;

•	on amounts we pay as a death benefit;

•	on amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account; or

•	on any amounts transferred as a part of an optional program.

Market Value Adjustment

Market Value Adjustments only apply to Contracts investing in the Fixed Account and are only applicable to Contracts that have allocated money to the Fixed Account Guarantee Period options that we make available from time to time.

If permitted under the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is, to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is lower than your Guaranteed Interest Rate, the Market Value Adjustment is likely to increase your Account Value.

Effective March 19, 2012, we have amended your Contract or Certificate by limiting (i.e., putting a “floor” on) any downward Market Value Adjustment that might be applied after March 19, 2012, to withdrawals or transfers out of a Guarantee Period. The “floor” ensures that, if you withdraw or transfer money from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period, we will not apply a Market Value Adjustment that would reduce the amount withdrawn before the deduction of any applicable Contract charges. We will, however, continue to apply any positive Market Value Adjustment that would increase the amount withdrawn.

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We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

(1 + I	)	N/12	- 1
1 + J + b

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J	is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b	is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

No Market Value Adjustment will apply to Contracts issued in the states of Maryland, Texas and Washington, or to one-year Guarantee Periods under Contracts issued in the State of Oregon.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account Value an annual Account Fee to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary, which is the anniversary of the first day of the month after we issue your Contract. In Account Years 1 through 5, the Account Fee is equal to the lesser of $35 or 2% of your Account Value. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed the lesser of $50 or 2% of your Account Value. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the annual Account Fee if:

•	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

•	your Account Value is more than $75,000 on your Account Anniversary.

If you make a full withdrawal of your Account, we deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

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Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account during both the Accumulation Phase and the Income Phase. During the Accumulation Phase, this charge is deducted at an annual effective rate equal to 0.15% of your average daily Variable Account Value. During the Income Phase, this charge is included as part of the total insurance charges deducted from Annuity Unit values. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.25%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract’s Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4) the risk that the annual Account Fee and the administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if you could be subject to a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at any time, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses and Restrictions

There are fees and expenses deducted from each Fund of the Trust. These fees and expenses are described in the relevant Fund’s prospectus and related Statement of Additional Information.

Under certain circumstances, the board of directors of a government money market fund would have the discretion to impose a liquidity fee on redemptions from the money market fund and to implement a redemption gate that would temporarily suspend redemptions from the fund. We reserve the right to implement, administer and charge you for any such fee or restriction imposed by the fund.

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Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Owners. However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on the date of your death, we will pay the death benefit to the Annuitant, or, if the Annuitant is not then living, in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a “Death Benefit Date.” The Death Benefit Date is the date we receive proof of your death in an acceptable form (“Due Proof of Death”) if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary’s election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period.

The amount of the death benefit is determined as of the Death Benefit Date.

If you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date;

(3)	your Account Value on the Seven-Year Anniversary immediately before the Death Benefit Date, adjusted for subsequent Purchase Payments and partial withdrawals and charges made between the Seven-Year Anniversary and the Death Benefit Date;

(4)	your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date; and

(5)	your total Purchase Payments plus interest accruals thereon, adjusted for partial withdrawals; interest will accrue on Purchase Payments allocated to and transfers to the Variable Account while they remain in the Variable Account at a rate of 5% per year until the first day of the month following your 80th birthday, or until the Purchase Payment or amount transferred has doubled in amount, whichever is earlier.

If the Annuitant was 86 or older on your Contract Date, the death benefit is equal to amount (2) above; because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, it may be less than your Account Value.

If your Contract is a traditional Individual Retirement Annuity or a 403(b) TSA annuity, required minimum distributions under the Internal Revenue Code may affect the value of your death benefit. Please refer to “Required Minimum Distribution Requirements” under “TAX CONSIDERATIONS” for more information regarding tax issues that you should consider before choosing a death benefit.

Spousal Continuance

If your spouse is your Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant, rather than receive the death benefit. In that case, the amount of your death benefit, calculated as described under

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“Amount of Death Benefit,” will become the Contract’s Account Value on the Death Benefit Date. All other provisions of the Contract, including any withdrawal charges, will continue as if your spouse had purchased the Contract on the original date of coverage. Upon surrender or annuitization, this increased amount will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under (3), (4) and (5) above, any partial withdrawals will reduce the amount by the ratio of the Account Value immediately following the withdrawal to the Account Value immediately before the withdrawal.

If the death benefit is amount (2), (3), (4) or (5) above, your Account Value will be increased by the excess, if any, of that amount over amount (1). Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the Money Market Sub-Account (without the application of a Market Value Adjustment). The Beneficiary may then transfer to the Fixed Account and begin a new Guarantee Period, if we are then currently offering Fixed Account options.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options under “The Income Phase - Annuity Provisions.”

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide. If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is the Participant’s spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option. (See “The Income Phase - Annuity Provisions.”)

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within five years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the “designated beneficiary” within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named a Beneficiary under your Contract, if any, will be the “designated beneficiary.” If the named Beneficiary is not living and no contingent beneficiary has been named, the Annuitant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see “Spousal Continuance,” above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, the special distribution rules apply on a change in, or the death of, any Annuitant or Co-Annuitant.

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Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate your Beneficiary, or your Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or your Beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person’s death:

•	an original certified copy of an official death certificate;

•	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof we find satisfactory.

THE INCOME PHASE - ANNUITY PROVISIONS

During the Income Phase, we make regular monthly payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described below, under the Annuity Option(s) you have selected, and we make the first annuity payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under “Annuity Options,” and you cannot change the Annuity Option(s) selected. (Also, a Beneficiary receiving payments after the Annuitant’s death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under “Annuity Options.”) You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See “Withdrawals, Withdrawal Charges, and Market Value Adjustment.”)

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Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the “Payee.” If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

Under a Non-Qualified Contract, if you name someone other than yourself as the Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant on the Annuity Commencement Date.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

•	The earliest possible Annuity Commencement Date is the first day of the second month following your Contract Date.

•	The latest possible Annuity Commencement Date is the first day of the month following the Annuitant’s 95th birthday (“maximum Annuity Commencement Date”) or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

•	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date from time to time by sending us written notice, in a form acceptable to us, with the following additional limitations:

•	We must receive your notice, in Good Order, at least 30 days before the current Annuity Commencement Date.

•	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70 1⁄2 (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70 1⁄2).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, at our discretion.

Annuity Option A - Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

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Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant’s estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate of 3%; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 5 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a Variable Annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate of 3%. If the Annuitant dies during the period selected, the remaining income payments are made as described above for payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You must specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of annuity payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day immediately prior to the Annuity Commencement Date and making the following adjustments:

•	We deduct a proportional amount of the annual Account Fee, based on the fraction of the current Account Year that has elapsed.

•	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change to your Account Value.

•	We deduct any applicable premium tax or similar tax if not previously deducted.

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Variable Annuity Payments

Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your adjusted Account Value applied to a Variable Annuity and the annuity payment rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. (See “Annuity Payment Rates.”)

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests a transfer among Sub-Accounts). However, the dollar amount of the next Variable Annuity payment, which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit value for the Valuation Period ending just before the date of the payment, will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable annuity payment rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. (See “Annuity Payment Rates.”)

Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Transfer of Variable Annuity Units

During the Income Phase, the Annuitant may transfer Annuity Units from one Sub-Account to another, up to 12 times each Account Year. Any such transfers may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the “Funds’ Trading Policies”). The applicability of the Funds’ Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this Prospectus under “Funds’ Trading Policies.” For the reasons discussed there, you should review and comply with each Fund’s Trading Policies, which are generally disclosed in the Funds’ current prospectuses.

During the Income Phase, the Annuitant, the authorized representative of the broker-dealer of record, or another authorized third party may request transfers by telephone, or in writing by submitting the request to our Service Address, stating the number of Annuity Units in the Sub-Account he or she wishes to transfer and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the transfer would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the transfer request.

Before transferring Annuity Units from one Sub-Account to another, you should carefully review the Fund prospectus for the investment objectives and risk disclosure of the Fund in which the Sub-Accounts invest.

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During the Income Phase, we permit only transfers among Sub-Accounts. No transfers to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments. (See “Account Fee” under “Contract Charges.”)

Annuity Payment Rates

Annuity payment rates are the rates we use to determine the dollar amount of an annuity payment under each Annuity Option. The Contract contains annuity payment rate schedules for each Annuity Option described in this Prospectus. These schedules show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change. (See “Other Contract Provisions - Modification.”)

The annuity payment rates may vary according to the Annuity Option(s) elected and the adjusted age of the Annuitant. The Contract also describes the method of determining the adjusted age of the Annuitant. The mortality table used in determining the annuity payment rates for Options A, B, and C is the 1983 Individual Annuitant Mortality Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of your death before the Income Phase, as described under the “Death Benefit” section of this Prospectus. In that case, your Beneficiary will be the Annuitant/Payee. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Participant prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and

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regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the last Annuity Commencement Date, and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Voting of Fund Shares

To the extent required by law, we will vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract in which the Owner has reserved this right. During the Income Phase, the Payee (that is, the Annuitant or Beneficiary entitled to receive benefits) is the person having the right to give voting instructions.

Before a vote of the shareholders of a Fund occurs, each person with voting interests in the Fund will receive voting materials from us. We will ask those persons to instruct us on how to vote and to return their respective voting instructions to us in a timely manner. Each such person is permitted to cast votes based on the dollar value of the shares of each Fund that we hold for your Contract in the corresponding Sub-Account. We calculate this value based on the number of Variable Accumulation Units or Variable Annuity Units allocated to your Contract as of the date set by the Fund and the value of each Variable Accumulation Unit or Variable Annuity Unit on that date. We count fractional votes.

We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from person(s) with voting interests in the Fund. Because of this method of proportional voting, a small number of persons with voting interests in the Fund may determine the outcome of a shareholder vote. If, however, we determine that we are permitted to vote the Fund shares in our own right, then we may do so.

Note: Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular retirement plan and under the Investment Company Act of 1940. Employees who contribute to retirement plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such retirement plans may also provide the additional extent, if any, to which an Owner shall follow voting instructions of persons with rights under those plans. If no voting instructions are received from any such person with respect to a particular Contract, the Owner may instruct us as to how to vote the number of Fund shares for which instructions may be given.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers). Such confirmations will be sent within two business days after the transaction occurs.

In addition, within five business days after each calendar quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class. Each quarterly statement will detail transactions that occurred during the last calendar quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, and annual contract fees assessed.

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We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

If you have enrolled in the electronic delivery service and consented to receive documents electronically, we will send you an email at the address you provided notifying you when we have posted your confirmations, statements, and reports on our website.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds of the Trust may not always be available for investment under the Contract. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute for the shares held in any Sub-Account shares of another Fund or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. You will receive notice of any such Fund changes that affect your Contract by a supplement to this Prospectus.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Trust shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may supplement this Prospectus to reflect the change and take such other action as we deem necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contracts. Any changes we make by splitting or combining Variable Accumulation Unit values must comply with federal securities laws and regulations.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification is consistent with federal securities laws and regulations and: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see “Change in Operation of Variable Account”); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may supplement this Prospectus to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of

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such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must be at least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Limitation or Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any two or more variable accounts or Sub-Accounts; (2) add or delete Series, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may supplement this Prospectus and make appropriate endorsement to the Contract as necessary to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Service Address within 10 days, or longer if required by your state, after it was delivered to you. State law may also allow you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity (“IRA”), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a “ten day free-look,” notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan,

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pension plan or employer-sponsored retirement program, your Contract is called a “Qualified Contract.” If your annuity is independent of any formal retirement or pension plan, it is termed a “Non-Qualified Contract.” The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see “Puerto Rico Tax Considerations.”

Taxation of Non-Qualified Contracts

Deductibility of Purchase Payments. For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible. Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income. Any such amounts will also be excluded from the “investment in the contract” for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

Pre-Distribution Taxation of Contracts. Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract. However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an “immediate annuity”, which the Internal Revenue Code (the “Code”) defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

Distributions and Withdrawals from Non-Qualified Contracts. The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date must be treated as a receipt of investment earnings. You may not treat such withdrawals as a nontaxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether a Participant has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Participant during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a “full surrender”), the taxable portion will equal the amount you receive less the “investment in the contract” (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Participant of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

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Annuity Payments. A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee’s expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

Penalty Tax on Certain Withdrawals. A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59 1⁄2, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above). Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a qualified tax professional with regard to exceptions from the penalty tax.

Taxation of Death Benefit Proceeds. Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the contract. For this purpose, the amount of the investment in the contract is not affected by the Participant’s or annuitant’s death, i.e., the investment in the contract must still be determined by reference to the Participant’s investment in the Contract. Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant.

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the contract. If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange should consult a qualified tax professional as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment.

Taxation of Qualified Contracts

“Qualified Contracts” are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code. Annuity contracts also receive tax-deferral treatment. It is not necessary that you purchase an annuity contract to receive the tax- deferral treatment available through a Qualified Contract. If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral. Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

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You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan’s specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Pension and Profit-Sharing Plans. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self- employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities (“TSA”).

Effective October 1, 2008, we stopped issuing any new TSAs, including Texas Optional Retirement Program annuities. We no longer accept any additional Purchase Payments to any previously issued TSAs.

The Internal Revenue Service’s (“IRS”) comprehensive TSA regulations are generally effective January 1, 2009, and these regulations, subsequent IRS guidance, and/or the terms of an employer’s TSA plan impose new restrictions on TSAs, including restrictions on (1) the availability of hardship distributions and loans, (2) TSA exchanges within the same employer’s TSA plan, and (3) TSA transfers to another employer’s TSA plan. You should consult with a qualified tax professional about how the regulations affect you and your TSA.

If TSAs are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when you attain age 59 1⁄2, have a severance from employment with the employer, die or become disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions, (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions. It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. Financial hardship withdrawals (as well as certain other premature withdrawals) are fully taxable and will be subject to a 10% federal income tax penalty, in addition to any applicable Contract withdrawal charge. Under certain circumstances the 10% federal income tax penalty will not apply if the withdrawal is for medical expenses. A financial hardship withdrawal may not be repaid once it is taken.

The IRS’s TSA regulations provide that TSA financial hardship withdrawals will be subject to the IRS rules applicable to hardship distributions from 401(k) plans. Specifically, if you have not terminated your employment or reached age 59 1⁄2, you may be able to withdraw a limited amount of monies if you have an immediate and heavy financial need and the withdrawal amount is necessary to satisfy such financial need. An immediate and heavy financial need may arise only from:

•	deductible medical expenses incurred by you, your spouse, or your dependents;

•	payments of tuition and related educational fees for the next 12 months of post-secondary education for you, your spouse, or your dependents;

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•	costs related to the purchase of your principal residence (not including mortgage payments);

•	payment necessary to prevent eviction from your principal residence or foreclosure of the mortgage on your principal residence;

•	payments for burial or funeral expenses for your parent, spouse, children, or dependents; or

•	expenses for the repair of damage to your principal residence that would qualify for the federal income tax casualty deduction.

You will be required to represent in writing to us (1) that your specified immediate and heavy financial need cannot reasonably be relieved through insurance or otherwise, by liquidation of your assets, by ending any contributions you are making under your TSA plan, by other distributions and nontaxable loans under any of your qualified plans, or by borrowing from commercial sources and (2) that your requested withdrawal amount complies with applicable law, including the federal tax law limit. And, unless your TSA was issued prior to September 25, 2007 and the only payments you made to such TSA were TSA funds you transferred directly to us from another TSA carrier (a “90-24 Transfer TSA”), your TSA employer also may need to agree in writing to your hardship request.

If your TSA contains a provision that permits loans, you may request a loan but you will be required to represent in writing to us that your requested loan amount complies with applicable law, including the federal tax law limit. And, unless your TSA is a 90-24 Transfer TSA, your TSA employer also may need to agree in writing to your loan request.

TSAs, like IRAs, are subject to required minimum distributions under the Code. TSAs are unique, however, in that any account balance accruing before January 1, 1987 (the “pre-1987 balance”) needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code. This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance. Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular TSA plan, you may be entitled to transfer or exchange all or a portion of your TSA to one or more alternative funding options within the same or different TSA plan. You should consult the documents governing your TSA plan and your plan administrator for information as to such investment alternatives. If you wish to transfer/exchange your TSA, you will be able to do so only if the issuer of the new TSA certifies to us that the transfer/exchange is permissible under the TSA regulations and the applicable TSA plan. Your TSA employer also may need to agree in writing to your transfer/exchange request.

Individual Retirement Accounts and Annuities. Individual Retirement Accounts and Annuities (“IRAs”), as defined in Section 408 of the Code, permit eligible individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. In addition, certain distributions from some other types of retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2, unless an exception applies. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuties with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled “Right to Return.” If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Roth Individual Retirement Arrangements. Section 408A of the Code permits certain eligible individuals to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you roll over from or convert a traditional IRA Contract into a Roth IRA Contract or your Individual

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Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract’s account balance. Thus, you should consult with a qualified tax professional prior to any conversion. Distributions from a Roth IRA are generally not taxed, except that once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account’s trustee or custodian.

Distributions and Withdrawals from Qualified Contracts. In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59 1⁄2, except in certain circumstances.

If you receive a distribution for a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an IRA and roll over some or all of that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

•	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

•	any required minimum distribution, or

•	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may be able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

Withholding. In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, a non-surviving-spouse beneficiary may elect a direct rollover only to a so-called inherited IRA. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these

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regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract. We believe that each Fund available as an investment option under the Contract complies with these regulations.

In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract. Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract. In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future. Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets. We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account. You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

Required Minimum Distribution Requirements

If your Contract is a Qualified Contract other than a Roth IRA, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70 1⁄2 or, for non-IRAs, the date of retirement instead of age 70 1⁄2 if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract’s value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations.

For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account’s RMD calculations.

The IRS’s RMD regulations provide that the annual RMD amount is to be calculated based on the Contract’s Account Value as of 12/31 plus “the actuarial present value of any additional benefits” that are provided under your Contract (such as optional death benefits) which is also calculated as of 12/31. When we notify you yearly of the RMD amount, we will inform you if the calculation included the actuarial present value of any additional benefits since such inclusion would have increased your RMD amount. Because of the above requirements, a death benefit in your Contract could cause your RMD amount to be higher than it would be without such a benefit.

You may take an RMD amount calculated for a particular Individual Retirement Annuity from that Annuity or from another IRA of yours. Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours. If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

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For Qualified Contracts issued other than as Individual Retirement Annuities, (1) we do not calculate your annual RMD amount nor do we notify you of such amount and (2) you should contact the Account’s trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract’s value so that it can be used by the trustee or custodian in the Account’s RMD calculations.

Non-Qualified Contracts. We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and your information about your withdrawal. Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity’s cash value (determined without regard to surrender charges) exceeds the investment in the contract. There is no definition of “cash value” in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract. However, there can be no assurance that the IRS will agree that this is the correct cash value. You should consult with a qualified tax professional as to the meaning of “cash value.”

Definition of Spouse Under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a qualified tax professional for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Please consult an estate planning adviser for more information.

Generation-skipping Transfer Tax

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Please consult a qualified tax professional for more information.

American Taxpayer Relief Act of 2012

The American Taxpayer Relief Act of 2012 (ATRA) permanently extended the laws governing estate taxes, gift taxes and generation skipping transfer taxes that were put in place by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (TRA 2010), with one notable exception - the top estate tax, gift tax and generation skipping tax rate increases from 35% to 40%.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a qualified tax professional for more information.

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Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a qualified tax professional with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Puerto Rico Tax Provisions

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended and Section 1031.01 of the 2011 Internal Revenue Code for a New Puerto Rico, as amended (collectively the “Puerto Rico Code”). Under the current provisions of the Puerto Rico Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant’s aggregate premiums or other consideration paid.

The provisions of the Puerto Rico Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code. We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code. See the applicable text of this Prospectus under the heading “U.S. Federal Income Tax Considerations” dealing with such Arrangements and their RMD requirements. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S. source income that is subject to U.S. income tax withholding and reporting. Under “TAX CONSIDERATIONS”, see “Pre-Distribution Taxation of

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Contracts”, “Distributions and Withdrawals from Non-Qualified Contracts”, and “Withholding”. You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACTS

We have engaged se2, llc (“se2”), an affiliate of the Company and a leading third-party provider of contract administration services for many other life insurance companies, to administer the Contracts. Administrative functions performed by se² include maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contract; processing Applications, Purchase Payments, transfers, Death Benefits and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services. The compensation paid to se² is based on the number of Contracts to which they provide these administrative services.

Business Disruption and Cyber Security Risks

We rely heavily on technology to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware, software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Funds, impact our ability to calculate unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds to lose value. There can be no assurance that we or the Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

DISTRIBUTION OF THE CONTRACTS

Contracts are sold by licensed insurance agents (“the Selling Agents”) in those states where the Contract may be lawfully sold. Such Selling Agents will be registered representatives of affiliated or unaffiliated broker-dealer firms (“the Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451. Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA.

The Company (or its affiliate, for purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract

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typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent. This compensation is not paid directly by the Contract Owner or the separate account. The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 8.50% of Purchase Payments, and 1.25% annually of the Participant’s Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as “override” compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of the Company’s products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Contracts or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Company makes numerous forms of payments and engages in a variety of other activities that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments and other activities may be significantly greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, our payments and other activities described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

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You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.” During 2014, 2015, and 2016, approximately $3,670,375, $3,409,531, and $2,955,986 respectively, in commissions were paid by Delaware Life Insurance Company on behalf of Clarendon in connection with the distribution of the Contracts described in this Prospectus.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contracts. For further information regarding the Variable Account, the Company and the Contracts, please refer to the registration statements and their exhibits. In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC’s public reference facilities at the following location: 100 F Street, N.E., Washington, D.C. 20549-0102, telephone (202) 551-8090. The SEC’s public reference room will also provide copies by mail for a fee. You may also find these materials on the SEC’s website (www.sec.gov).

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March 1st in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the State of Delaware and the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Such insurance holding company legislation protects the Company’s ability to pay all guaranteed contract benefits. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer’s own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable. A state’s assessment on insurers in connection with the state guaranty fund would not affect the Company’s obligation to pay guaranteed contract benefits. If an assessment were so large as to affect the Company’s own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow the Company to pay guaranteed contract benefits.

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Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

The Company, like other insurance companies, is involved in lawsuits, including class action lawsuits. Although the outcome of any litigation cannot be predicted with certainty, Delaware Life Insurance Company believes that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company’s assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2016 are also included in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Delaware Life Insurance Company	2
Advertising and Sales Literature	2
Tax-Deferred Accumulation	4
Calculations	4
Example of Net Investment Factor Calculation	4
Example of Variable Accumulation Unit Value Calculation	5
Annuity Provisions	5
Determination of Annuity Payments	5
Annuity Unit Value	6
Example of Variable Annuity Unit Calculation	6
Example of Variable Annuity Payment Calculation	6
Distribution of the Contracts	7
Custodian	7
Experts	7
Financial Statements	7

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APPENDIX A - GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period of (a) 12 full calendar months plus (b) the part of the calendar month in which we issue your Contract (if not on the first day of the month), beginning with the Contract Date. Your Account Anniversary is the first day immediately after the end of an Account Year. Each Account Year after the first is the 12 calendar month period that begins on your Account Anniversary. If, for example, the Contract Date is in March, the first Account Year will be determined from the Contract Date but will end on the last day of March in the following year; your Account Anniversary is April 1 and all Account Years after the first will be measured from April 1.

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Participant during which you make Purchase Payments under the Contract. This is called the “Accumulation Period” in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the new Annuitant will be the Co-Annuitant, if any. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant’s death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant during the Income Phase.

*ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for making annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: Prior to the Annuity Commencement Date, the person or entity having the right to receive the death benefit and, for Non-Qualified Contracts, who, in the event of the Participant’s death, is the “designated beneficiary” for purposes of Section 72(s) of the Internal Revenue Code. After the Annuity Commencement Date, the person or entity having the right to receive any payments due under the Annuity Option elected, if applicable, upon the death of the Payee.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY (“WE”, “US”): Delaware Life Insurance Company.

47

CONTRACT DATE: The date on which we issue your Contract. This is called the “Date of Coverage” in the Contract.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before your death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary’s election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary’s election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in cash.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

EXPIRATION DATE: The last day of a Guarantee Period.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

GOOD ORDER: An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a request to surrender your Contract, a fund transfer request, or a death benefit claim must be in good order.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant’s interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

48

OWNER: The person, persons, or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

SERVICE ADDRESS: P.O. Box 758581, Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.

SEVEN-YEAR ANNIVERSARY: The seventh Account Anniversary and each succeeding Account Anniversary occurring at any seven year interval thereafter; for example, the 14th, 21st and 28th Account Anniversaries.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific series of the Series Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*	You specify these items on the Application, and may change them, as we describe in this Prospectus.

49

APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES, AND MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents four examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

	Account Year	Hypothetical Account Value	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	1	$41,000	$4,000	$37,000	6.00%	$2,220
(b)	3	$52,000	$12,000	$40,000	5.00%	$2,000
(c)	7	$80,000	$28,000	$40,000	3.00%	$1,200
(d)	9	$98,000	$68,000	$0	0.00%	$0

(a)	The free withdrawal amount in any Account Year is equal to (1) the Annual Withdrawal Allowance for that year (i.e., 10% of all Purchase Payments made in the last 7 Account Years (“New Payments”)); plus (2) any unused Annual Withdrawal Allowances from previous years; plus (3) any Purchase Payments made before the last seven Account Years (“Old Payments”) not previously withdrawn. In Account Year 1, the free withdrawal amount is $4,000 (the Annual Withdrawal Allowance for that year) because there are no unused Annual Withdrawal Allowances from previous years and no Old Payments. The $41,000 full withdrawal is attributed first to the $4,000 free withdrawal amount. The remaining $37,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge.

(b)	In Account Year 3, the free withdrawal amount is $12,000 (the $4,000 Annual Withdrawal Allowance for the current year plus the unused $4,000 Annual Withdrawal Allowances for each of Account Years 1 and 2). The $52,000 full withdrawal is attributed first to the free withdrawal amount and the remaining $40,000 is withdrawn from the Purchase Payment made in Account Year 1.

(c)	In Account Year 7, the free withdrawal amount is $28,000 (the $4,000 Annual Withdrawal Allowance for the current Account Year plus the unused Annual Withdrawal Allowance of $4,000 for each of Account Years 1 through 6). The $80,000 full withdrawal is attributed first to the free withdrawal amount. The next $40,000 is withdrawn from the Purchase Payment made in Account Year 1 and is subject to the withdrawal charge. The remaining $12,000 exceeds the total of the free withdrawal amount plus all New Payments not previously withdrawn, so it is not subject to the withdrawal charge.

(d)	In Account Year 9, the free withdrawal amount is $68,000, calculated as follows. There are no Annual Withdrawal Allowances for Account Years 8 or 9 because there are no New Payments in those years. The $40,000 Purchase Payment made in Account Year 1 is now an Old Payment that constitutes a portion of the free withdrawal amount. In addition, the unused Annual Withdrawal Allowances of $4,000 for each of Account Years 1 through 7 are carried forward and available for use in Account Year 9. The $98,000 full withdrawal is attributed first to the free withdrawal amount. Because the remaining $30,000 is not withdrawn from New Payments, this part of the withdrawal also will not be subject to the withdrawal charge.

50

Partial Withdrawal:

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fifth Account Year, and there are a series of three partial withdrawals made during the fifth Account Year of $9,000, $12,000, and $15,000.

	Hypothetical Account Value	Partial Withdrawal Amount	Free Withdrawal Amount	New Payments Withdrawn	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a)	$64,000	$9,000	$20,000	$0	4.00%	$0
(b)	$56,000	$12,000	$11,000	$1,000	4.00%	$40
(c)	$40,000	$15,000	$0	$15,000	4.00%	$600

(a)	In Account Year 5, the free withdrawal amount is equal to $20,000 (the $4,000 Annual Withdrawal Allowance for the current year, plus the unused $4,000 for each of the Account Years 1 through 4). The partial withdrawal amount ($9,000) is less than the free withdrawal amount so no New Payments are withdrawn and no withdrawal charge applies.

(b)	Since a partial withdrawal of $9,000 was taken, the remaining free withdrawal amount is equal to $11,000. The $12,000 partial withdrawal will first be applied against the $11,000 free withdrawal amount. The remaining $1,000 will be withdrawn from the $40,000 New Payment, incurring a withdrawal charge of $40.

(c)	The free withdrawal amount is zero since the previous partial withdrawals have already used the free withdrawal amount. The entire partial withdrawal amount will result in New Payments being withdrawn and will incur a withdrawal charge.

Part 2 - Fixed Account - Examples of the Market Value Adjustment (“MVA”)

The MVA Factor is:

(1 + I	)	N/12	- 1
1 + J + b

These examples assume the following:

•	The Guarantee Amount was allocated to a five year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

•	The date of surrender is two years from the Expiration Date (N = 24).

•	The value of the Guarantee Amount on the date of surrender is $11,910.16.

•	The interest earned in the current Account Year is $674.16.

•	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

•	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

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Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor

The MVA factor	=	(1 + I )	N/12	- 1
		1 + J + b
	=	(1 + .06)	24/12	- 1
		1 + .05

	=	(1.010)	[2]	- 1

	=	1.019 - 1

	=	.019
The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

52

APPENDIX C - CONDENSED FINANCIAL INFORMATION

The following information for REGATTA PLATINUM should be read in conjunction with the Variable Account’s financial statements appearing in the Statement of Additional Information.

Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Corporate Bond Portfolio	21.4751	22.5051	886,689	2016
	21.8485	21.4751	963,941	2015
	20.9483	21.8485	1,047,687	2014
	21.3042	20.9483	1,159.051	2013
	19.4121	21.3042	1,405,032	2012
	18.4629	19.4121	1,520,174	2011
	16.8911	18.4629	1,641,672	2010
	13.3880	16.8911	1,702,404	2009
	15.1773	13.3880	1,544,627	2008
	14.8692	15.1773	1,889,321	2007

MFS® Core Equity Portfolio	20.2264	22.2121	1,521,900	2016
	20.5565	20.2264	1,684,374	2015
	18.7185	20.5565	1,855,356	2014
	14.1017	18.7185	1,997,137	2013
	12.2813	14.1017	2,259,021	2012
	12.5734	12.2813	2,491,713	2011
	10.8789	12.5734	2,740,341	2010
	8.3120	10.8789	3,085,747	2009
	13.7368	8.3120	3,555,482	2008
	12.8160	13.7368	4,388,587	2007

MFS® Growth Series	22.2640	22.4886	1,685,596	2016
	20.9932	22.2640	1,842,720	2015
	19.5432	20.9932	1,981,245	2014
	14.4832	19.5432	2,226,662	2013
	12.5094	14.4832	2,463,162	2012
	12.7442	12.5094	2,794,992	2011
	11.1603	12.7442	3,118,447	2010
	8.2177	11.1603	3,402,773	2009
	13.3003	8.2177	3,840,853	2008
	11.1262	13.3003	4,499,568	2007

MFS® Emerging Markets Equity Portfolio	24.0691	25.9549	247,873	2016
	28.0241	24.0691	265,433	2015
	30.4710	28.0241	290,915	2014
	32.6026	30.4710	321,649	2013
	27.7914	32.6026	347,866	2012
	34.5967	27.7914	413,318	2011
	28.3539	34.5967	431,719	2010
	17.0578	28.3539	433,432	2009
	38.5257	17.0578	462,895	2008
	28.8045	38.5257	607,606	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Global Governments Portfolio	15.9636	15.7881	191,973	2016
	16.8046	15.9636	198,215	2015
	16.9199	16.8046	210,827	2014
	18.1126	16.9199	246.544	2013
	18.2541	18.1126	284,521	2012
	17.4550	18.2541	324,711	2011
	16.9223	17.4550	360,389	2010
	16.4925	16.9223	356,081	2009
	15.1500	16.4925	350,685	2008
	14.1362	15.1500	352,640	2007

MFS® Global Growth Portfolio	23.2399	24.3054	434,737	2016
	23.9385	23.2399	484,474	2015
	23.2740	23.9385	515,825	2014
	19.4665	23.2740	557,716	2013
	16.4917	19.4665	607,855	2012
	17.8660	16.4917	669,519	2011
	16.2064	17.8660	731,893	2010
	11.7559	16.2064	831,059	2009
	19.5258	11.7559	888,572	2008
	17.4839	19.5258	1,058,514	2007

MFS® Global Research Portfolio	15.5131	16.1278	1,214,896	2016
	15.8625	15.5131	1,319,736	2015
	15.7112	15.8625	1,454,489	2014
	12.8500	15.7112	1,616,741	2013
	11.1575	12.8500	1,767,209	2012
	12.1320	11.1575	2,019,911	2011
	10.9212	12.1320	2,266,549	2010
	8.3631	10.9212	2,600,467	2009
	13.3433	8.3631	2,938,604	2008
	11.9516	13.3433	3,599,995	2007

MFS® Global Tactical Allocation Portfolio	20.8904	21.8831	606,018	2016
	21.6703	20.8904	651,511	2015
	21.0395	21.6703	701,782	2014
	19.6057	21.0395	781,972	2013
	18.1505	19.6057	842,652	2012
	18.1272	18.1505	918,913	2011
	17.4213	18.1272	967,964	2010
	15.3428	17.4213	1,019,466	2009
	18.3987	15.3428	1,078,017	2008
	17.1412	18.3987	1,364,245	2007

MFS® Government Securities Portfolio	17.1942	17.1299	1,532,442	2016
	17.3568	17.1942	1,634,443	2015
	16.7877	17.3568	1,804,476	2014
	17.4794	16.7877	1,992,985	2013
	17.2918	17.4794	2,217,386	2012
	16.3283	17.2918	2,323,002	2011
	15.8090	16.3283	2,827,421	2010
	15.3440	15.8090	3,080,401	2009
	14.3371	15.3440	3,333,304	2008
	13.5678	14.3371	3,849,441	2007

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® High Yield Portfolio	18.2383	20.4689	878,155	2016
	19.3118	18.2383	975,817	2015
	19.0513	19.3118	1,095,474	2014
	18.1553	19.0513	1,258,782	2013
	16.0255	18.1553	1,395,636	2012
	15.6071	16.0255	1,482,699	2011
	13.7006	15.6071	1,710,271	2010
	9.2413	13.7006	1,947,306	2009
	13.3259	9.2413	2,199,008	2008
	13.2607	13.3259	2,661,756	2007

MFS® International Growth Portfolio	20.9688	21.1904	618,700	2016
	21.1987	20.9688	680,432	2015
	22.6259	21.1987	741,961	2014
	20.1434	22.6259	820,121	2013
	17.0405	20.1434	877,458	2012
	19.3951	17.0405	1,008,024	2011
	17.0809	19.3951	1,122,090	2010
	12.5476	17.0809	1,253,403	2009
	21.1492	12.5476	1,405,350	2008
	18.3996	21.1492	1,686,552	2007

MFS® International Value Portfolio	30.3709	31.1587	461,648	2016
	28.8807	30.3709	492,446	2015
	28.9030	28.8807	523,258	2014
	22.9178	28.9030	551,381	2013
	19.9995	22.9178	597,362	2012
	20.5961	19.9995	670,776	2011
	19.1448	20.5961	736,199	2010
	15.4876	19.1448	822,456	2009
	22.9020	15.4876	926,474	2008
	21.6385	22.9020	1,195,703	2007

MFS® Massachusetts Investors Growth Stock Portfolio	18.6897	19.5476	4,464,741	2016
	18.9770	18.6897	5,004,583	2015
	17.2595	18.9770	5,515,266	2014
	13.4245	17.2595	6,176,328	2013
	11.6130	13.4245	6,897,429	2012
	11.6846	11.6130	7,785,090	2011
	10.4729	11.6846	8,853,864	2010
	7.5793	10.4729	9,955,657	2009
	12.2445	7.5793	7,283,111	2008
	11.1354	12.2445	8,997,471	2007

MFS® Blended Research® Core Equity Portfolio	18.6484	19.9403	4,291,271	2016
	18.7025	18.6484	4,742,609	2015
	16.8502	18.7025	5,212,074	2014
	12.5289	16.8502	5,859,722	2013
	11.0144	12.5289	6,606,268	2012
	10.9544	11.0144	7,561,868	2011
	9.5393	10.9544	8,615,073	2010
	7.7238	9.5393	9,701,572	2009
	12.0431	7.7238	11,071,231	2008

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
MFS® Mid Cap Growth Series	8.5652	8.8600	701,226	2016
	8.3038	8.5652	738,983	2015
	7.7361	8.3038	835,218	2014
	5.6970	7.7361	888,193	2013
	4.9533	5.6970	906,915	2012
	5.3436	4.9533	1,108,275	2011
	4.1930	5.3436	1,176,746	2010
	2.9881	4.1930	1,134,697	2009
	6.2286	2.9881	1,131,388	2008
	5.7513	6.2286	1,401,777	2007

MFS® U.S. Government Money Market Portfolio	10.8973	10.7456	1,249,956	2016
	11.0520	10.8973	1,432,964	2015
	11.2089	11.0520	1,483,551	2014
	11.3681	11.2089	1,629,740	2013
	11.5304	11.3681	1,735,507	2012
	11.6937	11.5304	1,849,477	2011
	11.8597	11.6937	2,005,452	2010
	12.0281	11.8597	2,493,774	2009
	11.9558	12.0281	3,527,607	2008
	11.2142	11.9558	2,705,920	2007

MFS® New Discovery Series	9.7671	10.5020	1,714,661	2016
	10.0961	9.7671	1,909,558	2015
	10.0000	10.0961	2,091,580	2014

MFS® Research International Portfolio	19.8748	19.4591	388,903	2016
	20.5609	19.8748	438,143	2015
	22.3935	20.5609	488,947	2014
	19.0837	22.3935	535,648	2013
	16.6012	19.0837	582,940	2012
	18.8929	16.6012	650,000	2011
	17.3203	18.8929	706,674	2010
	13.4160	17.3203	786,718	2009
	23.6597	13.4160	890,957	2008
	21.2081	23.6597	1,130,332	2007

MFS® Strategic Income Portfolio	18.5296	19.7757	526,636	2016
	19.1474	18.5296	581,987	2015
	18.8037	19.1474	656,983	2014
	18.7954	18.8037	677,581	2013
	17.2649	18.7954	767,265	2012
	16.7281	17.2649	742,537	2011
	15.3859	16.7281	763,386	2010
	12.2216	15.3859	815,056	2009
	14.2560	12.2216	779,211	2008
	13.9723	14.2560	944,605	2007

MFS® Technology Portfolio	9.0056	9.6516	347,499	2016
	8.2470	9.0056	362,592	2015
	7.5548	8.2470	411,755	2014
	5.6679	7.5548	443,121	2013
	5.0165	5.6679	483,976	2012

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Sub-Account	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Number of Accumulation Units End of Period	Year
	5.0288	5.0165	553,369	2011
	4.2277	5.0288	567,267	2010
	2.4274	4.2277	571,059	2009
	5.0163	2.4274	453,203	2008
	4.2321	5.0163	482,384	2007

MFS® Total Return Series	11.2648	12.1172	6,343,608	2016
	11.4672	11.2648	7,107,827	2015
	10.7191	11.4672	7,672,192	2014
	17.5040	10.7191	8,646,654	2013
	15.9457	17.5040	4,921,457	2012
	15.8660	15.9457	5,471,487	2011
	14.6330	15.8660	6,043,726	2010
	12.5671	14.6330	6,831,307	2009
	16.2476	12.5671	7,604,685	2008
	15.7969	16.2476	9,863,273	2007

MFS® Utilities Series	8.5036	9.3761	4,056,714	2016
	10.1213	8.5036	4.624,698	2015
	10.0000	10.1213	5,122,822	2014

MFS® Value Series	10.4837	11.7933	3,068,422	2016
	10.7144	10.4837	3,417,637	2015
	10.0000	10.7144	3,788,127	2014

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This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2017, which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Delaware Life Insurance Company. To receive a copy, return this request form to the address shown below or telephone (877) 253-2323.

To:	Delaware Life Insurance Company
P.O. Box 758581
Topeka, KS 66675-8581

Please send me a Statement of Additional Information for
Regatta Platinum
Delaware Life Variable Account F.

Name:

Address:

City:	State:	Zip Code:

Telephone:

58

PART B

MAY 1, 2017

REGATTA GOLD

AND

REGATTA PLATINUM

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

DELAWARE LIFE VARIABLE ACCOUNT F

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Regatta Gold and Regatta Platinum (the “Contracts”) issued by Delaware Life Insurance Company (the “Company”) in connection with Delaware Life Variable Account F (the “Variable Account”) which is not included in the corresponding Prospectus dated May 1, 2017. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Delaware Life Insurance Company, P.O. Box 758581, Topeka, KS 66675-8581, or by telephoning (877) 253-2323.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

DELAWARE LIFE INSURANCE COMPANY

Delaware Life Holdings, LLC is the Company’s corporate parent. Delaware Life Holdings, LLC is ultimately controlled by Mark R. Walter. Mr. Walter ultimately controls the Company through the following intervening companies: Delaware Life Holdings, LLC, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC, and DLICT, LLC. The nature of the business of Mr. Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. Best’s Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company’s relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Standard & Poor’s insurance claims-paying ability rating is an opinion of an operating insurance company’s financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Moody’s Investors Services, Inc.’s insurance claims-paying rating is a system of rating an insurance company’s financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody’s ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Standard & Poor’s Index - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor’s 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor’s Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

2

Morningstar, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and “style box” matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

Dollar-Cost Averaging Illustrations. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

Systematic Withdrawal Program. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

The Company’s and the Funds’ Customers. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

The Company’s Assets, Size. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor’s and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria.

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart. The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS
Non-Tax-Deferred Account	$16,856	$28,413	$47,893
Tax-Deferred Account	$21,589	$46,610	$100,627
Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$70,720

This illustration is hypothetical and does not represent the projected performance of the contract or any of its investment options. The illustration does not reflect the deduction of any charges or fees related to portfolio management, mortality and expense, or account administration. Taxes on earnings within an annuity are due upon withdrawal. Withdrawals may also be subject to surrender charges and, if made prior to age 59 1⁄2, a 10% federal penalty tax.

3

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract’s accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account’s investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

•	The assumed rate of earnings will be realistic.

•	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.

•	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.

•	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59 1⁄2 at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

Example of Net Investment Factor Calculation

We determine the net investment factor using the following formula:

Investment Factor	=	(	a + b	)	- d
c

where:

(a)	is the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period;

(b)	is the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period;

(c)	is the net asset value per share of the Fund share at the end of the previous Valuation Period;

(d)	is a factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period.

4

Assume the following facts about a particular Variable Account at the end of the current Valuation Period:

(a)	the net asset value of a fund equals $ 18.38;

(b)	the per share amount of any dividend or capital gains distributions equal $0;

(c)	the net asset value per share of the Fund share at the end of the previous Valuation Period equals $18.32; and

(d)	the factor representing the asset-based insurance charges (the mortality and expense risk charge, the administrative expense charge, and the distribution fee) plus any applicable asset-based charge for an optional benefit for the Valuation Period equals 0.00004837.

The net investment factor is, therefore, determined as follows:

(18.38 + 0.00) - (.00004837)	=	1.00322674
18.32

Example of Variable Accumulation Unit Value Calculation

We calculate the Variable Accumulation Unit Value for any Valuation Period as follows: we multiply the Variable Accumulation Unit Value for the immediately preceding Valuation Period by the appropriate Net Investment Factor for the subsequent Valuation Period.

Assume the Variable Accumulation Unit value for the immediately preceding Valuation Period had been 14.5645672. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00323648 as shown in the calculation above. The value for the current Valuation Period would be, therefore, determined as follows:

(14.5645672 x 1.00323648)	=	14.6117052

ANNUITY PROVISIONS

Determination of Annuity Payments

On the Annuity Commencement Date, the Contract’s Accumulation Account will be canceled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract which are based on an assumed interest rate of 3% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Variable Account is determined by dividing that portion of the first variable annuity payment attributable to that Variable Account by the Annuity Unit value of that Variable Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Variable Account credited to the Contract then remains fixed unless an exchange of Annuity Units is made as described below. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Variable Account credited to the Contract by the Annuity Unit value for the particular Variable Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

5

Annuity Unit Value

The Annuity Unit value for each Variable Account was established at $10.00 for the first Valuation Period of the particular Variable Account. The Annuity Unit value for any subsequent Valuation Period is determined using the following formula:

Annuity Unit Value	=	(A x B) x C

where:

A	equals the Annuity Unit value for the immediately preceding Valuation Period

B	equals the Net Investment Factor for the current Valuation Period

C	equals a factor to neutralize the assumed interest rate of 3% per year used to establish the annuity payment rates found in the Contract. (This factor is 0.99991902 for a one day Valuation Period.)

Example of Variable Annuity Unit Calculation

Assume the value of an Annuity Unit for the immediately preceding Valuation Period had been 12.3456789. Assume that the Net Investment Factor for the subsequent Valuation Period is 1.00323648 as shown in the calculation above. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the Annuity Unit for the current Valuation Period would be determined as follows:

(12.3456789 x 1.00323648) x 0.99991902	=	12.3846325

Example of Variable Annuity Payment Calculation

The first Variable Annuity payment is determined by multiplying the Variable Accumulation Unit value for the Valuation Period (as described under “Example of Variable Accumulation Unit Calculation”) by the annuity payment rate for the age and annuity option elected.

Assume the following facts:

•	the Account value being annuitized is made up of a particular Variable Account with 8,765.4321 Variable Accumulation Units;

•	at the end of the Valuation Period immediately preceding the Annuity Commencement Date, the Variable Accumulation Unit value and the Annuity Unit value for that Variable Account are 14.5645672 and 12.3456789, respectively;

•	the annuity payment rate for the age and option elected is $6.78 per $1,000; and

•	on the day prior to the second variable annuity payment date, the Annuity Unit value is 12.3724831.

The first Variable Annuity payment would be determined as follows:

(8,765.4321 x 14.5645672) x 6.78	=	$865.57
1,000

This first Variable Annuity payment of $865.57 represents 70.1112 Variable Annuity Units, which are calculated by dividing the first Variable Annuity Payment by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the Annuity Commencement Date. In this case, $865.57 divided by 12.3456789.

Subsequent Variable Annuity payments are determined by multiplying the number of Variable Annuity Units (calculated for the first Variable Annuity payment) by the Variable Annuity Unit value at the end of the Valuation Period immediately preceding the annuity payment date. Thus, the second Variable Annuity payment would be determined as follows:

70.1112 x 12.3846391	=	$868.30

6

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. (“Clarendon”). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Delaware Life Insurance Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of the Contracts or Certificates or other contracts offered by the Company. Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contracts, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Bonus Guaranteed Interest Rates.” Total commissions paid on behalf of Clarendon in connection with the Variable Account during 2014, 2015, and 2016, were approximately $91,329,750, $83,577,578, and $76,221,651 respectively.

CUSTODIAN

We are the Custodian of the assets of the Variable Account. We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

EXPERTS

The statutory-basis financial statements of Delaware Life Insurance Company as of December 31, 2016 and 2015 and for the three years ended December 31, 2016 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance), included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The audited financial statements of Delaware Life Variable Account F as of December 31, 2016 and for the year then ended, included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Delaware Life Insurance Company are included herein. The statutory-basis financial statements of Delaware Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Contracts and Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

7

Delaware Life

Variable Account F – Regatta

Financial Statements as of and for the Year Ended December 31, 2016 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Holders of Delaware Life Variable Account F—Regatta:

In our opinion, for each of the sub-accounts of Delaware Life Variable Account F—Regatta indicated in the table below, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Delaware Life Variable Account F—Regatta as of the date indicated in the table, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Delaware Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinions.

AB VPS Balanced Wealth Strategy Portfolio (Class B) (1)	MFS VIT II Corporate Bond Portfolio S Class (1)
AB VPS Dynamic Asset Allocation Portfolio (Class B) (1)	MFS VIT II Core Equity Portfolio I Class (1)
AB VPS International Growth Portfolio (Class B) (1)	MFS VIT II Core Equity Portfolio S Class (1)
AB VPS International Value Portfolio (Class B) (1)	MFS VIT II Emerging Markets Equity Portfolio I Class (1)
AB VPS Small/Mid Cap Value Portfolio (Class B) (1)	MFS VIT II Emerging Markets Equity Portfolio S Class (1)
BlackRock Global Allocation V.I. Fund (Class III) (1)	MFS VIT II Global Governments Portfolio I Class (1)
Columbia Variable Portfolio—International Opportunities Fund Class 2 (2)	MFS VIT II Global Governments Portfolio S Class (1)
Columbia Variable Portfolio—Large Cap Growth Fund II Class 1 (2)	MFS VIT II Global Growth Portfolio I Class (1)
Columbia Variable Portfolio—Large Cap Growth Fund II Class 2 (2)	MFS VIT II Global Growth Portfolio S Class (1)
Columbia Variable Portfolio—Loomis Sayles Growth Fund II Class 2 (2)	MFS VIT II Global Research Portfolio I Class (1)
Columbia Variable Portfolio—Small Cap Value Fund Class 2 (1)	MFS VIT II Global Research Portfolio S Class (1)
Columbia Variable Portfolio—Large Cap Growth Fund Class 1 (4)	MFS VIT II Global Tactical Allocation Portfolio I Class (1)
Columbia Variable Portfolio—Large Cap Growth Fund Class 2 (4)	MFS VIT II Global Tactical Allocation Portfolio S Class (1)
Columbia Variable Portfolio—Loomis Sayles Growth Fund Class 1 (4)	MFS VIT II Government Securities Portfolio I Class (1)
Columbia Variable Portfolio—Loomis Sayles Growth Fund Class 2 (1)	MFS VIT II Government Securities Portfolio S Class (1)
Columbia Variable Portfolio—Select International Equity Fund Class 2 (4)	MFS VIT II High Yield Portfolio I Class (1)
Fidelity VIP Balanced Portfolio (Service Class 2) (1)	MFS VIT II High Yield Portfolio Service Class (1)
Fidelity VIP Contrafund Portfolio (Service Class 2) (1)	MFS VIT II International Growth Portfolio I Class (1)
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) (1)	MFS VIT II International Growth Portfolio S Class (1)
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) (1)	MFS VIT II International Value Portfolio I Class (1)
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) (1)	MFS VIT II International Value Portfolio S Class (1)
Fidelity VIP Mid Cap Portfolio (Service Class 2) (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class (1)

PricewaterhouseCoopers LLP, 101 Seaport Blvd, Suite 500, Boston, MA 02210
T: (617) 530-5000, F: (617) 530-5001, www.pwc.com/us

First Eagle Overseas Variable Fund (1)	MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class (1)
Franklin Templeton Developing Markets VIP Fund Class 2 (1)	MFS U.S. Government Money Market Portfolio Initial Class (4)
Franklin Templeton Foreign VIP Fund Class 2 (1)	MFS VIT II Money Market Portfolio Service Class (1)
Franklin Templeton Founding Funds Allocation VIP Fund Class 2 (1)	MFS VIT II Research International Portfolio I Class (1)
Franklin Templeton Global Bond VIP Fund Class 4 (1)	MFS VIT II Research International Portfolio S Class (1)
Franklin Templeton Growth VIP Fund Class 2 (1)	MFS VIT II Strategic Income Portfolio I Class (1)
Franklin Templeton Income VIP Fund Class 2 (1)	MFS VIT II Strategic Income Portfolio S Class (1)
Franklin Templeton Income VIP Fund Class 4 (1)	MFS VIT II Technology Portfolio I Class (1)
Franklin Templeton Mutual Shares VIP Fund Class 2 (1)	MFS VIT II Technology Portfolio S Class (1)
Franklin Templeton Mutual Shares VIP Fund Class 4 (1)	MFS VIT III Blended Research Small Cap Portfolio Service Class (1)
Franklin Templeton Small Cap Value VIP Fund Class 2 (1)	MFS VIT III Conservative Allocation Portfolio Service Class (1)
Franklin Templeton Small Cap Value VIP Fund Class 4 (1)	MFS VIT III Global Real Estate Portfolio Initial Class (1)
Franklin Templeton Strategic Income VIP Fund Class 2 (1)	MFS VIT III Global Real Estate Portfolio Service Class (1)
Franklin Templeton Strategic Income VIP Fund Class 4 (1)	MFS VIT III Growth Allocation Portfolio Service Class (1)
Catalyst Dividend Capture VA Fund Sub-Account (1)	MFS VIT III Inflation Adjusted Bond Portfolio Service Class (1)
Huntington VA International Equity (3)	MFS VIT III Limited Maturity Portfolio Initial Class (1)
Catalyst Insider Buying VA Fund (1)	MFS VIT III Limited Maturity Portfolio Service Class (1)
Invesco V.I. American Value Fund Series II (1)	MFS VIT III Mid Cap Value Portfolio Initial Class (1)
Invesco V.I. Comstock Fund Series II (1)	MFS VIT III Mid Cap Value Portfolio Service Class (1)
Invesco V.I. Equity and Income Fund Series II (1)	MFS VIT III Moderate Allocation Portfolio Service Class (1)
Invesco V.I. International Growth Fund II (1)	MFS VIT III New Discovery Value Portfolio Service Class (1)
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) (1)	Morgan Stanley UIF Growth Portfolio Class II (1)
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) (1)	Morgan Stanley UIF Mid Cap Growth Portfolio Class II (1)
Lazard Retirement Emerging Markets Equity Portfolio Service Class (1)	Oppenheimer Capital Appreciation Fund/VA (Service Shares) (1)
Lord Abbett Series Fund—Growth Opportunities Portfolio VC (1)	Oppenheimer Conservative Balanced Fund/VA (Service Shares) (1)
Lord Abbett Series Fund- Fundamental Equity Portfolio VC (1)	Oppenheimer Global Fund/VA (Service Shares) (1)
MFS VIT Total Return Series Initial Class (1)	Oppenheimer Main Street Fund/VA (Service Shares) (1)
MFS VIT Total Return Series Service Class (1)	Oppenheimer Main Street Small Cap Fund/VA (Service Shares) (1)
MFS VIT I Growth Series Initial Class (1)	PIMCO StocksPLUS Global Portfolio Advisor Class (1)
MFS VIT I Growth Series Service Class (1)	PIMCO VIT All Asset Portfolio Admin Class (1)
MFS VIT I Mid Cap Growth Series Initial Class (1)	PIMCO VIT All Asset Portfolio Advisor Class (1)
MFS VIT I Mid Cap Growth Series Service Class (1)	PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class (1)
MFS VIT I New Discovery Series Initial Class (1)	PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class (1)
MFS VIT I New Discovery Series Service Class (1)	PIMCO VIT Emerging Markets Bond Portfolio Admin Class (1)
MFS VIT I Total Return Bond Series Service Class (1)	PIMCO VIT Emerging Markets Bond Portfolio Advisor Clas (1)
MFS VIT I Research Series Service Class (1)	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio Advisor Class (1)
MFS VIT I Utilities Series Initial Class (1)	PIMCO VIT Real Return Portfolio Admin Class (1)
MFS VIT I Utilities Series Service Class (1)	PIMCO VIT Total Return Portfolio Admin Class (1)
MFS VIT I Value Series Initial Class (1)	Putnam VT Absolute Return 500 Fund Class IB (1)

PricewaterhouseCoopers LLP, 101 Seaport Blvd, Suite 500, Boston, MA 02210
T: (617) 530-5000, F: (617) 530-5001, www.pwc.com/us

MFS VIT I Value Series Service Class (1)	Putnam VT Equity Income Fund Class IB (1)
MFS VIT II Blended Research Core Equity Portfolio I Class (1)	Wanger Select Fund (1)
MFS VIT II Blended Research Core Equity Portfolio S Class (1)	Wanger USA (1)
MFS VIT II Corporate Bond Portfolio I Class (1)	Wells Fargo VT Total Return Bond Fund Class 2 (2)

(1)	Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statement of changes in net assets for the years ended December 31, 2016 and 2015
(2)	Statement of operations for the period ended April 28, 2016, and statement of changes in net assets for the period ended April 28, 2016 and December 31, 2015
(3)	Statement of changes in net assets for the years ended December 31, 2016 and 2015
(4)	Statement of net assets as of December 31, 2016, Statement of operations from April 29, 2016 (commencement of operations) through December 31, 2016, and statement of changes in net assets from April 29, 2016 through December 31, 2016.

/s/ PricewaterhouseCoopers LLP

April 28, 2017

PricewaterhouseCoopers LLP, 101 Seaport Blvd, Suite 500, Boston, MA 02210
T: (617) 530-5000, F: (617) 530-5001, www.pwc.com/us

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
AB VPS Balanced Wealth Strategy Portfolio (Class B) Sub-Account (AL1)	4,931,665	$58,291,794	$51,387,951	$—	$51,387,951	$—	$51,387,951
AB VPS Dynamic Asset Allocation Portfolio Class B Sub-Account (AO5)	8,286,232	92,742,338	95,788,842	—	95,788,842	—	95,788,842
AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)	319,850	5,517,557	5,466,235	—	5,466,235	—	5,466,235
AB VPS International Value Portfolio (Class B) Sub-Account (A98)	2,754,402	34,579,429	36,247,936	—	36,247,936	—	36,247,936
AB VPS Small/Mid Cap Value Portfolio (Class B) Sub-Account (A74)	525,099	10,373,210	10,565,000	—	10,565,000	2,371	10,562,629
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (B18)	39,147,486	551,869,282	523,401,890	78,937	523,480,827	—	523,480,827
Columbia Variable Portfolio - Small Cap Value Fund Class 2 Sub-Account (C71)	2,602	46,610	49,461	—	49,461	—	49,461
Columbia Variable Portfolio - Large Cap Growth Fund Class 1 Sub-Account (C59)	37,718	482,469	493,355	—	493,355	—	493,355
Columbia Variable Portfolio - Large Cap Growth Fund Class 2 Sub-Account (C60)	5,291,741	64,563,230	68,051,787	—	68,051,787	1,131	68,050,656
Columbia Variable Portfolio - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)	3,410	74,364	74,841	—	74,841	—	74,841
Columbia Variable Portfolio - Loomis Sayles Growth Fund Class 2 Sub-Account (C90)	974,446	20,040,885	21,048,041	7,007	21,055,048	—	21,055,048
Columbia Variable Portfolio - Select International Equity Fund Class 2 Sub-Account (C58)	476,954	6,141,877	5,971,463	—	5,971,463	—	5,971,463
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FD7)	6,263,751	101,323,340	102,788,152	—	102,788,152	—	102,788,152
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	5,599,842	152,581,297	181,714,884	67,373	181,782,257	—	181,782,257
Fidelity VIP Freedom 2010 Portfolio (Service Class 2) Sub-Account (F88)	245,225	2,919,510	3,001,549	—	3,001,549	—	3,001,549
Fidelity VIP Freedom 2015 Portfolio (Service Class 2) Sub-Account (FB9)	1,230,648	14,143,071	15,173,885	—	15,173,885	—	15,173,885
Fidelity VIP Freedom 2020 Portfolio (Service Class 2) Sub-Account (F15)	2,032,499	22,333,943	25,385,912	—	25,385,912	—	25,385,912
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (F41)	3,213,019	101,966,889	106,126,022	52	106,126,074	—	106,126,074
First Eagle Overseas Variable Fund Sub-Account (FE3)	12,319,722	335,610,749	313,290,532	—	313,290,532	158	313,290,374
Franklin Templeton Developing Markets VIP Fund Class 2 Sub-Account (T21)	3,621,658	30,207,081	26,655,406	—	26,655,406	583	26,654,823
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	7,766,937	106,103,348	105,708,012	5,492	105,713,504	—	105,713,504
Franklin Templeton Founding Funds Allocation VIP Fund Class 2 Sub-Account (FE6)	4,754,741	33,083,901	33,663,567	—	33,663,567	—	33,663,567
Franklin Templeton Global Bond VIP Fund Class 4 Sub-Account (T59)	334,310	5,935,107	5,559,572	—	5,559,572	—	5,559,572
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	1,555,962	19,467,359	21,316,677	337	21,317,014	—	21,317,014
Franklin Templeton Income VIP Fund Class 2 Sub-Account (F59)	5,523,877	83,897,667	84,957,229	—	84,957,229	1,640	84,955,589
Franklin Templeton Income VIP Fund Class 4 Sub-Account (FF0)	150,682	2,361,726	2,367,221	—	2,367,221	—	2,367,221
Franklin Templeton Mutual Shares VIP Fund Class 2 Sub-Account (F54)	8,385,121	141,451,064	168,373,235	—	168,373,235	403	168,372,832
Franklin Templeton Mutual Shares VIP Fund Class 4 Sub-Account (FG8)	14,737	306,868	298,131	—	298,131	—	298,131
Franklin Templeton Small Cap Value VIP Fund Class 2 Sub-Account (F53)	1,754,869	34,770,324	33,974,255	—	33,974,255	—	33,974,255
Franklin Templeton Small Cap Value VIP Fund Class 4 Sub-Account (FJ9)	44,454	830,981	877,516	—	877,516	—	877,516
Franklin Templeton Strategic Income VIP Fund Class 2 Sub-Account (T28)	1,807,334	21,358,325	19,230,035	—	19,230,035	—	19,230,035
Franklin Templeton Strategic Income VIP Fund Class 4 Sub-Account (FJ0)	30,202	359,681	329,206	—	329,206	—	329,206
Catalyst Dividend Capture VA Fund Sub-Account (H24)	123,173	1,528,125	1,527,346	—	1,527,346	—	1,527,346
Catalyst Insider Buying VA Fund Sub-Account (H32)	133,040	2,335,895	1,796,035	—	1,796,035	—	1,796,035
Invesco V.I. American Value Fund Series II Sub-Account (V35)	545,557	9,560,481	9,219,910	—	9,219,910	—	9,219,910
Invesco V.I. Comstock Fund Series II Sub-Account (V13)	1,741,012	30,393,423	32,417,640	—	32,417,640	—	32,417,640
Invesco V.I. Equity and Income Fund Series II Sub-Account (V11)	5,977,898	105,365,950	105,689,244	—	105,689,244	—	105,689,244
Invesco V.I. International Growth Fund II Sub-Account (AC1)	80,551	2,784,878	2,613,067	—	2,613,067	—	2,613,067
JPMorgan Insurance Trust Core Bond Portfolio (Class 2) Sub-Account (J88)	4,271,257	46,960,345	45,830,587	—	45,830,587	—	45,830,587
JPMorgan Insurance Trust U.S. Equity Portfolio (Class 2) Sub-Account (J94)	438,580	11,033,992	11,727,631	—	11,727,631	—	11,727,631
Lazard Retirement Emerging Markets Equity Portfolio Service Class Sub-Account (L11)	2,070,208	40,571,440	38,857,807	—	38,857,807	100	38,857,707

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
Lord Abbett Series Fund - Growth Opportunities Portfolio VC Sub-Account (L18)	2,213,284	$30,389,935	$26,470,878	$—	$26,470,878	$10	$26,470,868
Lord Abbett Series Fund- Fundamental Equity Portfolio VC Sub-Account (L17)	2,173,951	41,891,276	39,783,305	—	39,783,305	281	39,783,024
MFS VIT Total Return Series Initial Class Sub-Account (M07)	15,640,047	349,686,446	362,536,281	—	362,536,281	192,737	362,343,544
MFS VIT Total Return Series Service Class Sub-Account (M35)	16,998,169	375,367,827	387,728,240	14,809	387,743,049	—	387,743,049
MFS VIT I Growth Series Initial Class Sub-Account (M31)	3,188,423	99,567,597	123,583,283	45,887	123,629,170	—	123,629,170
MFS VIT I Growth Series Service Class Sub-Account (M80)	565,369	20,306,875	21,240,924	—	21,240,924	528	21,240,396
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	2,606,178	19,776,343	20,745,178	1,638	20,746,816	—	20,746,816
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	3,858,931	28,729,824	29,173,522	—	29,173,522	854	29,172,668
MFS VIT I New Discovery Series Initial Class Sub-Account (M05)	2,950,098	54,231,968	47,732,584	3,225	47,735,809	—	47,735,809
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	3,010,183	49,430,588	45,182,846	920	45,183,766	—	45,183,766
MFS VIT I Total Return Bond Series Service Class Sub-Account (M89)	45,008,959	594,980,172	579,265,306	72,474	579,337,780	—	579,337,780
MFS VIT I Research Series Service Class Sub-Account (M82)	5,875,168	136,906,310	151,168,076	—	151,168,076	267	151,167,809
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	4,155,561	138,555,603	111,410,588	108,436	111,519,024	—	111,519,024
MFS VIT I Utilities Series Service Class Sub-Account (M40)	2,561,499	79,305,756	67,546,731	—	67,546,731	—	67,546,731
MFS VIT I Value Series Initial Class Sub-Account (M83)	14,412,064	247,868,497	272,388,012	90,574	272,478,586	—	272,478,586
MFS VIT I Value Series Service Class Sub-Account (M08)	7,403,072	140,214,941	137,623,109	1,701	137,624,810	—	137,624,810
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)	5,884,958	198,818,596	274,356,725	57,468	274,414,193	—	274,414,193
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	1,646,331	55,792,606	76,159,266	12,656	76,171,922	—	76,171,922
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	5,177,705	60,930,213	58,818,728	—	58,818,728	11,139	58,807,589
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	13,316,068	155,072,028	149,406,279	—	149,406,279	598	149,405,681
MFS VIT II Core Equity Portfolio I Class Sub-Account (MC2)	4,501,232	75,050,195	97,541,689	76,300	97,617,989	—	97,617,989
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	1,750,170	34,882,181	37,576,157	6,531	37,582,688	—	37,582,688
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	1,337,279	19,922,738	16,849,715	16,884	16,866,599	—	16,866,599
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (MA1)	1,507,806	20,474,392	18,711,873	—	18,711,873	280	18,711,593
MFS VIT II Global Governments Portfolio I Class Sub-Account (MC4)	1,139,394	12,306,835	11,245,821	3,234	11,249,055	—	11,249,055
MFS VIT II Global Governments Portfolio S Class Sub-Account (MC5)	161,879	1,690,886	1,568,608	—	1,568,608	269	1,568,339
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	2,070,781	31,628,980	43,486,393	19,909	43,506,302	—	43,506,302
MFS VIT II Global Growth Portfolio S Class Sub-Account (MC7)	111,044	2,039,279	2,325,270	—	2,325,270	—	2,325,270
MFS VIT II Global Research Portfolio I Class Sub-Account (MC8)	3,380,204	57,269,686	86,837,442	74,399	86,911,841	—	86,911,841
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	253,617	4,988,709	6,490,047	—	6,490,047	—	6,490,047
MFS VIT II Global Tactical Allocation Portfolio I Class Sub-Account (MD0)	3,419,327	49,254,686	51,426,685	—	51,426,685	17,428	51,409,257
MFS VIT II Global Tactical Allocation Portfolio S Class Sub-Account (M92)	46,397,235	673,064,903	686,215,107	—	686,215,107	1,641	686,213,466
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	7,405,138	97,924,479	92,638,271	47,066	92,685,337	—	92,685,337
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	17,278,491	225,683,567	214,598,860	3,982	214,602,842	—	214,602,842
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	10,299,525	60,441,426	59,531,256	10,563	59,541,819	—	59,541,819
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	9,223,433	54,191,488	52,758,038	—	52,758,038	2,205	52,755,833
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	2,998,002	36,615,325	36,365,759	—	36,365,759	601	36,365,158
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	1,411,067	17,832,889	16,975,140	—	16,975,140	575	16,974,565
MFS VIT II International Value Portfolio I Class Sub-Account (M98)	1,919,236	33,452,712	43,317,165	7,676	43,324,841	—	43,324,841
MFS VIT II International Value Portfolio S Class Sub-Account (M93)	4,840,849	84,863,423	107,612,065	—	107,612,065	2,824	107,609,241
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	18,676,670	230,008,881	287,247,187	181,605	287,428,792	—	287,428,792
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	2,300,689	31,214,271	34,993,483	5,479	34,998,962	—	34,998,962
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	53,969,256	53,969,257	53,969,256	136,772	54,106,028	—	54,106,028
MFS VIT II Money Market Portfolio Service Class Sub-Account (MD9)	170,982,645	170,982,645	170,982,645	—	170,982,645	257	170,982,388
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	1,572,687	21,537,235	21,294,179	7,263	21,301,442	—	21,301,442
MFS VIT II Research International Portfolio S Class Sub-Account (ME3)	3,768,220	49,911,210	50,418,782	164	50,418,946	—	50,418,946

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

		Assets				Liabilities
	Shares	Cost	Investments at fair value	Receivable from Sponsor	Total assets	Payable to Sponsor	Net Assets
MFS VIT II Strategic Income Portfolio I Class Sub-Account (MA5)	2,918,646	$29,087,234	$28,340,056	$20,488	$28,360,544	$—	$28,360,544
MFS VIT II Strategic Income Portfolio S Class Sub-Account (MA7)	671,150	6,595,866	6,463,174	29	6,463,203	—	6,463,203
MFS VIT II Technology Portfolio I Class Sub-Account (ME4)	1,152,101	10,451,957	15,196,218	—	15,196,218	1,025	15,195,193
MFS VIT II Technology Portfolio S Class Sub-Account (MA2)	115,480	1,042,465	1,456,202	—	1,456,202	—	1,456,202
MFS VIT III Blended Research Small Cap Portfolio Service Class Sub-Account (MF3)	5,394,408	74,230,175	69,695,748	—	69,695,748	3,075	69,692,673
MFS VIT III Conservative Allocation Portfolio Service Class Sub-Account (MF5)	52,553,904	603,009,062	575,990,791	—	575,990,791	725	575,990,066
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	161,152	1,966,923	2,257,744	—	2,257,744	145	2,257,599
MFS VIT III Global Real Estate Portfolio Service Class Sub-Account (MF7)	4,403,625	59,123,253	69,973,605	—	69,973,605	823	69,972,782
MFS VIT III Growth Allocation Portfolio Service Class Sub-Account (MF9)	35,563,390	402,864,086	390,486,019	—	390,486,019	—	390,486,019
MFS VIT III Inflation Adjusted Bond Portfolio Service Class Sub-Account (MG1)	15,889,457	169,153,261	157,146,725	—	157,146,725	1,140	157,145,585
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	27,125,878	278,892,806	275,870,179	2,729	275,872,908	—	275,872,908
MFS VIT III Limited Maturity Portfolio Service Class Sub-Account (MG2)	13,981,496	143,541,136	142,052,003	—	142,052,003	837	142,051,166
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	3,852,117	33,437,763	31,934,053	—	31,934,053	1,181	31,932,872
MFS VIT III Mid Cap Value Portfolio Service Class Sub-Account (MG4)	3,578,884	31,291,130	29,418,427	—	29,418,427	—	29,418,427
MFS VIT III Moderate Allocation Portfolio Service Class Sub-Account (MG6)	129,910,222	1,576,859,721	1,590,101,119	—	1,590,101,119	5,282	1,590,095,837
MFS VIT III New Discovery Value Portfolio Service Class Sub-Account (MG7)	703,034	6,999,471	7,536,524	—	7,536,524	—	7,536,524
Morgan Stanley UIF Growth Portfolio Class II Sub-Account (V44)	236,933	6,315,242	5,605,835	—	5,605,835	—	5,605,835
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (V43)	756,704	8,612,823	6,469,819	—	6,469,819	—	6,469,819
Oppenheimer Capital Appreciation Fund/VA (Service Shares) Sub-Account (O19)	351,274	18,560,767	16,766,297	—	16,766,297	346	16,765,951
Oppenheimer Conservative Balanced Fund/VA (Service Shares) Sub-Account (O23)	751,075	9,688,573	11,018,271	—	11,018,271	—	11,018,271
Oppenheimer Global Fund/VA (Service Shares) Sub-Account (O20)	538,127	19,469,275	18,640,711	—	18,640,711	—	18,640,711
Oppenheimer Main Street Fund/VA (Service Shares) Sub-Account (O21)	7,293,136	155,494,299	205,082,996	9,337	205,092,333	—	205,092,333
Oppenheimer Main Street Small Cap Fund/VA (Service Shares) Sub-Account (O04)	298,631	6,532,188	7,092,483	—	7,092,483	—	7,092,483
PIMCO StocksPLUS Global Portfolio Advisor Class Sub-Account (PH2)	39,170	385,883	313,754	—	313,754	—	313,754
PIMCO VIT All Asset Portfolio Admin Class Sub-Account (P08)	1,926,666	20,635,986	19,285,931	—	19,285,931	—	19,285,931
PIMCO VIT All Asset Portfolio Advisor Class Sub-Account (PC0)	1,697,143	18,399,430	17,175,088	—	17,175,088	—	17,175,088
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class Sub-Account (P70)	47,032	480,375	373,905	—	373,905	—	373,905
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	4,196,691	41,002,328	33,027,959	—	33,027,959	180	33,027,779
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	923,700	12,716,240	11,620,146	—	11,620,146	1,702	11,618,444
PIMCO VIT Emerging Markets Bond Portfolio Advisor Clas Sub-Account (P20)	29,416	400,879	370,047	—	370,047	—	370,047
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio Advisor Class Sub-Account (PD6)	43,139,729	527,683,521	498,263,873	32,607	498,296,480	—	498,296,480
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	3,772,019	51,180,025	46,282,674	—	46,282,674	398	46,282,276
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	17,789,015	198,876,584	189,275,114	—	189,275,114	14,308	189,260,806
Putnam VT Absolute Return 500 Fund Class IB Sub-Account (PI3)	2,089,842	21,634,889	20,961,119	—	20,961,119	—	20,961,119
Putnam VT Equity Income Fund Class IB Sub-Account (P72)	602,468	13,191,096	14,212,210	—	14,212,210	—	14,212,210
Wanger Select Fund Sub-Account (W41)	16,269	375,859	310,731	—	310,731	—	310,731
Wanger USA Sub-Account (W42)	1,741	54,286	46,189	—	46,189	—	46,189

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
AL1	3,865,256	$51,387,951	$—	$51,387,951
AO5	8,585,060	95,788,842	—	95,788,842
AM2	713,443	5,466,235	—	5,466,235
A98	5,133,617	36,247,936	—	36,247,936
A74	523,358	10,526,197	36,432	10,562,629
B18	35,145,601	523,383,009	97,818	523,480,827
C71	2,366	49,461	—	49,461
C59	47,225	493,355	—	493,355
C60	6,524,247	68,049,744	912	68,050,656
C89	7,157	74,841	—	74,841
C90	2,020,327	20,992,223	62,825	21,055,048
C58	615,937	5,971,463	—	5,971,463
FD7	6,637,474	102,788,152	—	102,788,152
F24	11,005,874	181,656,352	125,905	181,782,257
F88	207,643	3,001,549	—	3,001,549
FB9	1,020,459	15,173,885	—	15,173,885
F15	1,691,367	25,385,912	—	25,385,912
F41	6,007,337	106,112,679	13,395	106,126,074
FE3	22,736,161	313,255,192	35,182	313,290,374
T21	2,224,462	26,649,940	4,883	26,654,823
T20	5,668,828	105,650,940	62,564	105,713,504
FE6	2,475,754	33,663,567	—	33,663,567
T59	531,876	5,559,572	—	5,559,572
F56	1,040,279	21,301,076	15,938	21,317,014
F59	6,181,841	84,931,368	24,221	84,955,589
FF0	174,678	2,367,221	—	2,367,221
F54	7,296,500	168,343,937	28,895	168,372,832
FG8	17,750	298,131	—	298,131
F53	975,482	33,974,255	—	33,974,255
FJ9	44,227	877,516	—	877,516
T28	1,385,829	19,230,035	—	19,230,035
FJ0	28,744	329,206	—	329,206
H24	103,249	1,527,346	—	1,527,346

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
H32	122,712	$1,796,035	$—	$1,796,035
V35	523,944	9,219,910	—	9,219,910
V13	2,109,158	32,417,640	—	32,417,640
V11	6,225,472	105,689,244	—	105,689,244
AC1	210,017	2,613,067	—	2,613,067
J88	4,467,729	45,830,587	—	45,830,587
J94	610,046	11,727,631	—	11,727,631
L11	4,251,904	38,855,319	2,388	38,857,707
L18	1,243,093	26,458,180	12,688	26,470,868
L17	1,720,494	39,776,524	6,500	39,783,024
M07	29,910,041	359,467,412	2,876,132	362,343,544
M35	32,522,599	387,290,033	453,016	387,743,049
M31	5,426,005	123,036,590	592,580	123,629,170
M80	863,914	21,236,776	3,620	21,240,396
MF1	2,360,839	20,695,855	50,961	20,746,816
M41	1,460,801	29,161,166	11,502	29,172,668
M05	4,550,411	47,642,327	93,482	47,735,809
M42	3,472,298	45,153,462	30,304	45,183,766
M89	54,097,481	579,250,104	87,676	579,337,780
M82	9,907,870	151,163,630	4,179	151,167,809
M44	11,888,231	110,850,533	668,491	111,519,024
M40	7,287,818	67,546,731	—	67,546,731
M83	19,203,768	271,458,109	1,020,477	272,478,586
M08	9,064,489	137,529,504	95,306	137,624,810
MB6	9,827,330	272,809,967	1,604,226	274,414,193
MB7	3,165,481	76,022,520	149,402	76,171,922
MC0	2,639,684	58,420,446	387,143	58,807,589
MA0	8,446,444	149,391,862	13,819	149,405,681
MC2	4,258,493	97,120,200	497,789	97,617,989
MC1	2,161,230	37,480,720	101,968	37,582,688
MC3	699,804	16,683,484	183,115	16,866,599

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MA1	1,403,830	$18,711,500	$93	$18,711,593
MC4	640,441	11,212,073	36,982	11,249,055
MC5	111,398	1,568,250	89	1,568,339
MC6	1,566,590	43,275,315	230,987	43,506,302
MC7	104,234	2,325,270	—	2,325,270
MC8	3,836,452	85,998,047	913,794	86,911,841
MC9	369,037	6,490,047	—	6,490,047
MD0	1,899,277	51,027,094	382,163	51,409,257
M92	56,171,972	686,172,244	41,222	686,213,466
M96	4,799,909	92,277,752	407,585	92,685,337
MD2	16,682,003	214,241,971	360,871	214,602,842
MA6	2,350,891	59,181,887	359,932	59,541,819
MA3	2,592,985	52,689,091	66,742	52,755,833
M97	1,863,912	36,213,351	151,807	36,365,158
MD5	1,260,948	16,974,378	187	16,974,565
M98	1,344,992	42,979,458	345,383	43,324,841
M93	7,480,028	107,586,698	22,543	107,609,241
MD6	16,970,462	285,323,319	2,105,473	287,428,792
MB3	1,833,885	34,926,605	72,357	34,998,962
MD8	4,698,353	53,100,139	1,005,889	54,106,028
MD9	18,785,298	170,902,125	80,263	170,982,388
ME2	1,315,665	21,260,683	40,759	21,301,442
ME3	2,632,854	50,400,908	18,038	50,418,946
MA5	1,449,592	28,196,318	164,226	28,360,544
MA7	369,423	6,459,143	4,060	6,463,203
ME4	1,549,172	15,086,292	108,901	15,195,193
MA2	69,292	1,456,202	—	1,456,202
MF3	4,055,584	69,673,416	19,257	69,692,673
MF5	38,928,761	575,971,287	18,779	575,990,066

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2016

	Total Units	Applicable to Owners of Deferred Variable Annuity Contracts Value	Reserve for Variable Annuities	Net Assets
MF6	90,462	$2,252,543	$5,056	$2,257,599
MF7	4,098,331	69,953,347	19,435	69,972,782
MF9	20,358,832	390,486,019	—	390,486,019
MG1	13,465,623	157,083,449	62,136	157,145,585
MF2	27,490,632	275,767,574	105,334	275,872,908
MG2	14,365,301	142,035,159	16,007	142,051,166
MG3	1,665,751	31,920,122	12,750	31,932,872
MG4	1,552,431	29,418,427	—	29,418,427
MG6	92,397,930	1,589,536,977	558,860	1,590,095,837
MG7	320,776	7,536,524	—	7,536,524
V44	337,618	5,605,835	—	5,605,835
V43	468,136	6,469,819	—	6,469,819
O19	778,076	16,760,702	5,249	16,765,951
O23	1,113,958	11,018,271	—	11,018,271
O20	917,004	18,640,711	—	18,640,711
O21	8,523,438	204,961,583	130,750	205,092,333
O04	204,714	7,092,483	—	7,092,483
PH2	25,868	313,754	—	313,754
P08	1,425,955	19,285,931	—	19,285,931
PC0	1,573,134	17,175,088	—	17,175,088
P70	71,096	373,905	—	373,905
P10	5,613,985	33,025,021	2,758	33,027,779
PK8	419,882	11,591,357	27,087	11,618,444
P20	32,472	370,047	—	370,047
PD6	43,988,744	498,249,602	46,878	498,296,480
P06	2,992,479	46,234,194	48,082	46,282,276
P07	11,732,629	189,107,097	153,709	189,260,806
PI3	2,003,188	20,961,119	—	20,961,119
P72	734,547	14,212,210	—	14,212,210
W41	15,020	310,731	—	310,731
W42	2,292	46,189	—	46,189

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	AL1	AO5	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,004,185	$574,140	$—
Expenses:
Mortality and expense risk charges	(708,329)	(1,201,397)	(75,305)
Distribution and administration charges	(203,784)	(385,006)	(22,561)

Net investment income (loss)	92,072	(1,012,263)	(97,866)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(334,379)	1,519,270	122,251
Realized gain distributions	3,717,335	22,280	—

Net realized gains (losses)	3,382,956	1,541,550	122,251

Net change in unrealized appreciation (depreciation)	(1,857,572)	1,126,567	(521,205)

Net realized and change in unrealized gains (losses)	1,525,384	2,668,117	(398,954)

Increase (decrease) in net assets from operations	$1,617,456	$1,655,854	$(496,820)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	A98	A74	B18
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$397,059	$31,323	$6,436,263
Expenses:
Mortality and expense risk charges	(514,425)	(95,432)	(7,046,295)
Distribution and administration charges	(121,234)	(30,182)	(2,023,469)

Net investment income (loss)	(238,600)	(94,291)	(2,633,501)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	68,410	(714,149)	(3,610,770)
Realized gain distributions	—	515,007	—

Net realized gains (losses)	68,410	(199,142)	(3,610,770)

Net change in unrealized appreciation (depreciation)	(958,522)	1,701,594	17,488,056

Net realized and change in unrealized gains (losses)	(890,112)	1,502,452	13,877,286

Increase (decrease) in net assets from operations	$(1,128,712)	$1,408,161	$11,243,785

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	C65	C61	C62
	Sub-Account[1]	Sub-Account[2]	Sub-Account[3]
Income:
Dividend income	$49,627	$—	$—
Expenses:
Mortality and expense risk charges	(26,828)	(827)	(314,081)
Distribution and administration charges	(8,027)	(235)	(73,186)

Net investment income (loss)	14,772	(1,062)	(387,267)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	419,173	(65,181)	(11,194,604)
Realized gain distributions	—	83,563	16,560,010

Net realized gains (losses)	419,173	18,382	5,365,406

Net change in unrealized appreciation (depreciation)	(789,644)	(5,992)	(10,365,643)

Net realized and change in unrealized gains (losses)	(370,471)	12,390	(5,000,237)

Increase (decrease) in net assets from operations	$(355,699)	$11,328	$(5,387,504)

[1]	Columbia Variable Portfolio—International Opportunities Fund Class 2 Sub-Account (C65) was liquidated and merged into a new Sub-Account during 2016 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2016. See Note 1 for additional information around merged Sub-Accounts.
[2]	Columbia Variable Portfolio—Large Cap Growth Fund II Class 1 Sub-Account (C61) was liquidated and merged into a new Sub-Account during 2016 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2016. See Note 1 for additional information around merged Sub-Accounts.
[3]	Columbia Variable Portfolio—Large Cap Growth Fund II Class 2 Sub-Account (C62) was liquidated and merged into a new Sub-Account during 2016 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2016. See Note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	C64	C71	C59
	Sub-Account[4]	Sub-Account	Sub-Account
Income:
Dividend income	$42,544	$161	$—
Expenses:
Mortality and expense risk charges	(98,946)	(543)	(3,785)
Distribution and administration charges	(27,626)	(145)	(1,169)

Net investment income (loss)	(84,028)	(527)	(4,954)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(10,207,054)	514	8,708
Realized gain distributions	9,323,221	4,084	—

Net realized gains (losses)	(883,833)	4,598	8,708

Net change in unrealized appreciation (depreciation)	805,825	8,282	10,886

Net realized and change in unrealized gains (losses)	(78,008)	12,880	19,594

Increase (decrease) in net assets from operations	$(162,036)	$12,353	$14,640

[4]	Columbia Variable Portfolio - Loomis Sayles Growth Fund II Class 2 Sub-Account (C64) was liquidated and merged into a new Sub-Account during 2016 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2016. See Note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	C60	C89	C90
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(657,394)	(446)	(198,364)
Distribution and administration charges	(152,356)	(127)	(55,735)

Net investment income (loss)	(809,750)	(573)	(254,099)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	404,036	1,848	242,448
Realized gain distributions	—	—	—

Net realized gains (losses)	404,036	1,848	242,448

Net change in unrealized appreciation (depreciation)	3,488,557	477	1,007,156

Net realized and change in unrealized gains (losses)	3,892,593	2,325	1,249,604

Increase (decrease) in net assets from operations	$3,082,843	$1,752	$995,505

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	C58	FD7	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$68,078	$1,203,771	$1,098,351
Expenses:
Mortality and expense risk charges	(54,201)	(1,324,945)	(2,475,674)
Distribution and administration charges	(16,159)	(389,220)	(644,122)

Net investment income (loss)	(2,282)	(510,394)	(2,021,445)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(23,703)	972,462	14,208,592
Realized gain distributions	—	2,743,883	15,640,555

Net realized gains (losses)	(23,703)	3,716,345	29,849,147

Net change in unrealized appreciation (depreciation)	(170,414)	2,191,658	(16,883,252)

Net realized and change in unrealized gains (losses)	(194,117)	5,908,003	12,965,895

Increase (decrease) in net assets from operations	$(196,399)	$5,397,609	$10,944,450

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	F88	FB9	F15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$37,984	$191,760	$322,754
Expenses:
Mortality and expense risk charges	(46,188)	(220,990)	(356,547)
Distribution and administration charges	(6,832)	(59,105)	(86,545)

Net investment income (loss)	(15,036)	(88,335)	(120,338)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	77,271	599,902	1,491,964
Realized gain distributions	70,035	488,575	890,478

Net realized gains (losses)	147,306	1,088,477	2,382,442

Net change in unrealized appreciation (depreciation)	(26,722)	(407,679)	(1,247,476)

Net realized and change in unrealized gains (losses)	120,584	680,798	1,134,966

Increase (decrease) in net assets from operations	$105,548	$592,463	$1,014,628

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	F41	FE3	T21
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$318,674	$1,766,015	$230,470
Expenses:
Mortality and expense risk charges	(1,477,908)	(4,221,311)	(391,533)
Distribution and administration charges	(370,207)	(1,130,183)	(83,510)

Net investment income (loss)	(1,529,441)	(3,585,479)	(244,573)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,167,559	451,065	(3,194,842)
Realized gain distributions	7,184,016	6,109,456	—

Net realized gains (losses)	8,351,575	6,560,521	(3,194,842)

Net change in unrealized appreciation (depreciation)	3,762,368	8,789,342	7,571,150

Net realized and change in unrealized gains (losses)	12,113,943	15,349,863	4,376,308

Increase (decrease) in net assets from operations	$10,584,502	$11,764,384	$4,131,735

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	T20	FE6	T59
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,229,189	$1,380,470	$—
Expenses:
Mortality and expense risk charges	(1,554,115)	(467,168)	(76,063)
Distribution and administration charges	(387,097)	(106,067)	(26,139)

Net investment income (loss)	287,977	807,235	(102,202)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,675,798	284,228	(379,138)
Realized gain distributions	1,996,639	1,168,562	4,862

Net realized gains (losses)	3,672,437	1,452,790	(374,276)

Net change in unrealized appreciation (depreciation)	1,420,627	1,437,883	513,513

Net realized and change in unrealized gains (losses)	5,093,064	2,890,673	139,237

Increase (decrease) in net assets from operations	$5,381,041	$3,697,908	$37,035

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	F56	F59	FF0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$447,871	$4,293,725	$112,504
Expenses:
Mortality and expense risk charges	(288,988)	(1,115,275)	(29,070)
Distribution and administration charges	(76,679)	(308,551)	(9,177)

Net investment income (loss)	82,204	2,869,899	74,257

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	984,144	(58,600)	(11,606)
Realized gain distributions	861,391	—	—

Net realized gains (losses)	1,845,535	(58,600)	(11,606)

Net change in unrealized appreciation (depreciation)	(315,112)	7,041,316	208,664

Net realized and change in unrealized gains (losses)	1,530,423	6,982,716	197,058

Increase (decrease) in net assets from operations	$1,612,627	$9,852,615	$271,315

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	F54	FG8	F53
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,483,580	$5,977	$278,082
Expenses:
Mortality and expense risk charges	(2,343,328)	(3,782)	(430,562)
Distribution and administration charges	(567,685)	(1,175)	(124,867)

Net investment income (loss)	572,567	1,020	(277,347)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	13,659,094	4,703	624,375
Realized gain distributions	14,350,744	26,622	5,110,370

Net realized gains (losses)	28,009,838	31,325	5,734,745

Net change in unrealized appreciation (depreciation)	(5,435,431)	12,209	2,859,711

Net realized and change in unrealized gains (losses)	22,574,407	43,534	8,594,456

Increase (decrease) in net assets from operations	$23,146,974	$44,554	$8,317,109

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	FJ9	T28	FJ0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,991	$698,282	$9,935
Expenses:
Mortality and expense risk charges	(8,761)	(255,485)	(3,643)
Distribution and administration charges	(3,186)	(77,245)	(1,099)

Net investment income (loss)	(6,956)	365,552	5,193

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(14,739)	(900,842)	(17,573)
Realized gain distributions	105,858	—	—

Net realized gains (losses)	91,119	(900,842)	(17,573)

Net change in unrealized appreciation (depreciation)	104,434	1,731,018	31,075

Net realized and change in unrealized gains (losses)	195,553	830,176	13,502

Increase (decrease) in net assets from operations	$188,597	$1,195,728	$18,695

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	H24	H32	V35
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$80,229	$12,060	$11,097
Expenses:
Mortality and expense risk charges	(20,370)	(22,332)	(121,923)
Distribution and administration charges	(6,670)	(7,177)	(35,364)

Net investment income (loss)	53,189	(17,449)	(146,190)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	75,287	(101,755)	(437,104)
Realized gain distributions	—	558,912	538,596

Net realized gains (losses)	75,287	457,157	101,492

Net change in unrealized appreciation (depreciation)	(29,483)	(273,095)	1,234,575

Net realized and change in unrealized gains (losses)	45,804	184,062	1,336,067

Increase (decrease) in net assets from operations	$98,993	$166,613	$1,189,877

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	V13	V11	AC1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$410,111	$1,697,677	$31,650
Expenses:
Mortality and expense risk charges	(412,457)	(1,302,359)	(36,795)
Distribution and administration charges	(113,789)	(379,540)	(9,641)

Net investment income (loss)	(116,135)	15,778	(14,786)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,824,524	1,886,664	(65,048)
Realized gain distributions	2,465,449	3,281,246	—

Net realized gains (losses)	4,289,973	5,167,910	(65,048)

Net change in unrealized appreciation (depreciation)	159,653	7,625,769	4,148

Net realized and change in unrealized gains (losses)	4,449,626	12,793,679	(60,900)

Increase (decrease) in net assets from operations	$4,333,491	$12,809,457	$(75,686)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	J88	J94	L11
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,092,825	$83,736	$401,851
Expenses:
Mortality and expense risk charges	(546,848)	(140,493)	(508,607)
Distribution and administration charges	(165,372)	(35,829)	(147,072)

Net investment income (loss)	380,605	(92,586)	(253,828)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(102,727)	(173,167)	(2,096,961)
Realized gain distributions	—	415,180	—

Net realized gains (losses)	(102,727)	242,013	(2,096,961)

Net change in unrealized appreciation (depreciation)	(436,319)	748,115	9,394,975

Net realized and change in unrealized gains (losses)	(539,046)	990,128	7,298,014

Increase (decrease) in net assets from operations	$(158,441)	$897,542	$7,044,186

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	L18	L17	M07
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$442,818	$10,639,896
Expenses:
Mortality and expense risk charges	(390,633)	(530,645)	(4,579,219)
Distribution and administration charges	(106,042)	(153,265)	(600,526)

Net investment income (loss)	(496,675)	(241,092)	5,460,151

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(692,997)	(382,217)	2,164,056
Realized gain distributions	164,959	731,432	11,961,939

Net realized gains (losses)	(528,038)	349,215	14,125,995

Net change in unrealized appreciation (depreciation)	850,645	5,101,914	7,308,505

Net realized and change in unrealized gains (losses)	322,607	5,451,129	21,434,500

Increase (decrease) in net assets from operations	$(174,068)	$5,210,037	$26,894,651

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M35	M31	M80
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,795,418	$56,254	$—
Expenses:
Mortality and expense risk charges	(5,321,974)	(1,601,017)	(268,625)
Distribution and administration charges	(1,407,713)	(235,469)	(65,401)

Net investment income (loss)	4,065,731	(1,780,232)	(334,026)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,370,769	5,314,702	651,543
Realized gain distributions	13,327,045	7,673,806	1,257,067

Net realized gains (losses)	16,697,814	12,988,508	1,908,610

Net change in unrealized appreciation (depreciation)	7,066,409	(10,067,507)	(1,478,730)

Net realized and change in unrealized gains (losses)	23,764,223	2,921,001	429,880

Increase (decrease) in net assets from operations	$27,829,954	$1,140,769	$95,854

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MF1	M41	M05
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Expenses:
Mortality and expense risk charges	(264,989)	(417,584)	(598,903)
Distribution and administration charges	(44,841)	(100,521)	(97,854)

Net investment income (loss)	(309,830)	(518,105)	(696,757)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	828,949	1,373,059	(3,008,573)
Realized gain distributions	1,661,175	2,573,448	2,126,719

Net realized gains (losses)	2,490,124	3,946,507	(881,854)

Net change in unrealized appreciation (depreciation)	(1,522,725)	(2,573,970)	4,864,638

Net realized and change in unrealized gains (losses)	967,399	1,372,537	3,982,784

Increase (decrease) in net assets from operations	$657,569	$854,432	$3,286,027

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M42	M89	M82
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$19,297,718	$804,773
Expenses:
Mortality and expense risk charges	(642,360)	(7,398,486)	(2,120,243)
Distribution and administration charges	(161,555)	(2,226,652)	(509,862)

Net investment income (loss)	(803,915)	9,672,580	(1,825,332)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,313,519)	(1,031,005)	5,634,322
Realized gain distributions	2,151,256	—	15,823,336

Net realized gains (losses)	(2,162,263)	(1,031,005)	21,457,658

Net change in unrealized appreciation (depreciation)	6,103,751	6,247,595	(9,398,261)

Net realized and change in unrealized gains (losses)	3,941,488	5,216,590	12,059,397

Increase (decrease) in net assets from operations	$3,137,573	$14,889,170	$10,234,065

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,478,211	$2,583,585	$5,822,386
Expenses:
Mortality and expense risk charges	(1,452,736)	(934,547)	(3,748,464)
Distribution and administration charges	(220,735)	(270,773)	(779,644)

Net investment income (loss)	2,804,740	1,378,265	1,294,278

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(6,033,606)	(6,677,153)	9,715,753
Realized gain distributions	2,642,174	1,640,903	22,489,689

Net realized gains (losses)	(3,391,432)	(5,036,250)	32,205,442

Net change in unrealized appreciation (depreciation)	11,624,905	10,466,083	(1,151,397)

Net realized and change in unrealized gains (losses)	8,233,473	5,429,833	31,054,045

Increase (decrease) in net assets from operations	$11,038,213	$6,808,098	$32,348,323

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M08	MB6	MB7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,617,750	$3,934,701	$1,008,263
Expenses:
Mortality and expense risk charges	(1,856,595)	(3,441,620)	(1,113,515)
Distribution and administration charges	(477,404)	(492,140)	(265,933)

Net investment income (loss)	283,751	941	(371,185)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,886,596)	17,033,920	11,093,254
Realized gain distributions	11,558,567	28,569,309	8,352,831

Net realized gains (losses)	9,671,971	45,603,229	19,446,085

Net change in unrealized appreciation (depreciation)	5,888,527	(27,555,311)	(14,268,007)

Net realized and change in unrealized gains (losses)	15,560,498	18,047,918	5,178,078

Increase (decrease) in net assets from operations	$15,844,249	$18,048,859	$4,806,893

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MC0	MA0	MC2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,554,065	$5,980,171	$725,148
Expenses:
Mortality and expense risk charges	(776,989)	(1,937,780)	(1,206,766)
Distribution and administration charges	(123,685)	(554,321)	(182,435)

Net investment income (loss)	1,653,391	3,488,070	(664,053)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	372,331	(1,548,560)	3,312,825
Realized gain distributions	108,517	271,679	7,783,583

Net realized gains (losses)	480,848	(1,276,881)	11,096,408

Net change in unrealized appreciation (depreciation)	934,333	4,340,005	(1,536,661)

Net realized and change in unrealized gains (losses)	1,415,181	3,063,124	9,559,747

Increase (decrease) in net assets from operations	$3,068,572	$6,551,194	$8,895,694

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MC1	MC3	MA1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$182,608	$107,466	$72,648
Expenses:
Mortality and expense risk charges	(502,478)	(214,028)	(252,170)
Distribution and administration charges	(139,464)	(33,584)	(70,052)

Net investment income (loss)	(459,334)	(140,146)	(249,574)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,919,405	(876,812)	(939,995)
Realized gain distributions	3,114,162	—	—

Net realized gains (losses)	6,033,567	(876,812)	(939,995)

Net change in unrealized appreciation (depreciation)	(2,234,719)	2,294,519	2,603,467

Net realized and change in unrealized gains (losses)	3,798,848	1,417,707	1,663,472

Increase (decrease) in net assets from operations	$3,339,514	$1,277,561	$1,413,898

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MC4	MC5	MC6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$264,142
Expenses:
Mortality and expense risk charges	(156,017)	(22,225)	(573,190)
Distribution and administration charges	(21,917)	(4,216)	(75,967)

Net investment income (loss)	(177,934)	(26,441)	(385,015)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(39,356)	(9,928)	2,961,744
Realized gain distributions	—	—	2,227,339

Net realized gains (losses)	(39,356)	(9,928)	5,189,083

Net change in unrealized appreciation (depreciation)	122,435	17,206	(2,718,191)

Net realized and change in unrealized gains (losses)	83,079	7,278	2,470,892

Increase (decrease) in net assets from operations	$(94,855)	$(19,163)	$2,085,877

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MC7	MC8	MC9
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$8,417	$993,460	$57,311
Expenses:
Mortality and expense risk charges	(27,608)	(1,101,843)	(88,679)
Distribution and administration charges	(9,092)	(150,831)	(17,833)

Net investment income (loss)	(28,283)	(259,214)	(49,201)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	100,940	4,121,138	382,008
Realized gain distributions	117,701	—	—

Net realized gains (losses)	218,641	4,121,138	382,008

Net change in unrealized appreciation (depreciation)	(111,293)	(519,176)	(107,094)

Net realized and change in unrealized gains (losses)	107,348	3,601,962	274,914

Increase (decrease) in net assets from operations	$79,065	$3,342,748	$225,713

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MD0	M92	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$2,665,279
Expenses:
Mortality and expense risk charges	(677,926)	(8,631,923)	(1,243,467)
Distribution and administration charges	(93,989)	(2,720,018)	(180,519)

Net investment income (loss)	(771,915)	(11,351,941)	1,241,293

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	330,921	5,309,975	(129,437)
Realized gain distributions	2,858,821	38,463,245	—

Net realized gains (losses)	3,189,742	43,773,220	(129,437)

Net change in unrealized appreciation (depreciation)	149,062	(1,178,737)	(1,271,728)

Net realized and change in unrealized gains (losses)	3,338,804	42,594,483	(1,401,165)

Increase (decrease) in net assets from operations	$2,566,889	$31,242,542	$(159,872)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,407,355	$4,040,086	$3,602,063
Expenses:
Mortality and expense risk charges	(2,965,370)	(765,259)	(757,823)
Distribution and administration charges	(778,658)	(111,308)	(199,316)

Net investment income (loss)	1,663,327	3,163,519	2,644,924

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,005,404)	205,543	(822,955)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2,005,404)	205,543	(822,955)

Net change in unrealized appreciation (depreciation)	(1,322,009)	3,781,611	4,428,188

Net realized and change in unrealized gains (losses)	(3,327,413)	3,987,154	3,605,233

Increase (decrease) in net assets from operations	$(1,664,086)	$7,150,673	$6,250,157

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$436,484	$157,317	$607,447
Expenses:
Mortality and expense risk charges	(476,641)	(230,017)	(566,776)
Distribution and administration charges	(77,064)	(57,844)	(85,772)

Net investment income (loss)	(117,221)	(130,544)	(45,101)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	715,947	188,260	1,638,215
Realized gain distributions	1,912,593	907,110	1,025,565

Net realized gains (losses)	2,628,540	1,095,370	2,663,780

Net change in unrealized appreciation (depreciation)	(2,097,320)	(798,922)	(1,456,014)

Net realized and change in unrealized gains (losses)	531,220	296,448	1,207,766

Increase (decrease) in net assets from operations	$413,999	$165,904	$1,162,665

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	M93	MD6	MB3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,254,006	$1,777,258	$140,291
Expenses:
Mortality and expense risk charges	(1,537,721)	(3,757,353)	(487,626)
Distribution and administration charges	(340,319)	(529,241)	(125,491)

Net investment income (loss)	(624,034)	(2,509,336)	(472,826)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,352,643	18,165,806	2,481,329
Realized gain distributions	2,535,449	34,296,145	4,244,257

Net realized gains (losses)	14,888,092	52,461,951	6,725,586

Net change in unrealized appreciation (depreciation)	(11,780,960)	(36,262,994)	(4,795,557)

Net realized and change in unrealized gains (losses)	3,107,132	16,198,957	1,930,029

Increase (decrease) in net assets from operations	$2,483,098	$13,689,621	$1,457,203

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MD8	MD9	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,862	$13,991	$356,587
Expenses:
Mortality and expense risk charges	(727,556)	(2,424,717)	(277,094)
Distribution and administration charges	(97,478)	(654,528)	(49,634)

Net investment income (loss)	(820,172)	(3,065,254)	29,859

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2)	(2)	(848,042)
Realized gain distributions	—	—	—

Net realized gains (losses)	(2)	(2)	(848,042)

Net change in unrealized appreciation (depreciation)	1	2	243,582

Net realized and change in unrealized gains (losses)	(1)	—	(604,460)

Increase (decrease) in net assets from operations	$(820,173)	$(3,065,254)	$(574,601)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	ME3	MA5	MA7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$706,688	$902,136	$186,934
Expenses:
Mortality and expense risk charges	(720,250)	(372,946)	(92,189)
Distribution and administration charges	(176,687)	(59,563)	(16,178)

Net investment income (loss)	(190,249)	469,627	78,567

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,096,230	(115,537)	11,588
Realized gain distributions	—	—	—

Net realized gains (losses)	1,096,230	(115,537)	11,588

Net change in unrealized appreciation (depreciation)	(2,445,157)	1,598,069	313,014

Net realized and change in unrealized gains (losses)	(1,348,927)	1,482,532	324,602

Increase (decrease) in net assets from operations	$(1,539,176)	$1,952,159	$403,169

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	ME4	MA2	MF3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$669,006
Expenses:
Mortality and expense risk charges	(188,753)	(17,888)	(993,937)
Distribution and administration charges	(31,491)	(4,423)	(227,949)

Net investment income (loss)	(220,244)	(22,311)	(552,880)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,226,351	50,848	(122,590)
Realized gain distributions	398,532	36,801	7,530,944

Net realized gains (losses)	1,624,883	87,649	7,408,354

Net change in unrealized appreciation (depreciation)	(372,620)	8,684	5,471,530

Net realized and change in unrealized gains (losses)	1,252,263	96,333	12,879,884

Increase (decrease) in net assets from operations	$1,032,019	$74,022	$12,327,004

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MF5	MF6	MF7
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,089,343	$61,008	$1,429,030
Expenses:
Mortality and expense risk charges	(7,832,763)	(30,811)	(993,847)
Distribution and administration charges	(2,301,211)	(10,973)	(241,471)

Net investment income (loss)	4,955,369	19,224	193,712

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,685,991)	206,910	4,754,770
Realized gain distributions	21,006,264	41,761	1,127,428

Net realized gains (losses)	19,320,273	248,671	5,882,198

Net change in unrealized appreciation (depreciation)	(4,992,585)	(144,290)	(1,627,156)

Net realized and change in unrealized gains (losses)	14,327,688	104,381	4,255,042

Increase (decrease) in net assets from operations	$19,283,057	$123,605	$4,448,754

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MF9	MG1	MF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$10,093,141	$—	$3,899,469
Expenses:
Mortality and expense risk charges	(5,363,616)	(1,991,996)	(4,053,624)
Distribution and administration charges	(1,391,307)	(606,421)	(933,461)

Net investment income (loss)	3,338,218	(2,598,417)	(1,087,616)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(747,018)	(3,487,214)	(466,077)
Realized gain distributions	27,826,329	—	—

Net realized gains (losses)	27,079,311	(3,487,214)	(466,077)

Net change in unrealized appreciation (depreciation)	(9,729,943)	7,973,884	1,537,382

Net realized and change in unrealized gains (losses)	17,349,368	4,486,670	1,071,305

Increase (decrease) in net assets from operations	$20,687,586	$1,888,253	$(16,311)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MG2	MG3	MG4
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,581,686	$284,911	$208,198
Expenses:
Mortality and expense risk charges	(1,908,891)	(465,650)	(384,856)
Distribution and administration charges	(556,817)	(115,652)	(110,237)

Net investment income (loss)	(884,022)	(296,391)	(286,895)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(182,903)	(871,347)	(1,874,327)
Realized gain distributions	—	2,713,225	2,491,997

Net realized gains (losses)	(182,903)	1,841,878	617,670

Net change in unrealized appreciation (depreciation)	890,695	2,787,297	3,530,248

Net realized and change in unrealized gains (losses)	707,792	4,629,175	4,147,918

Increase (decrease) in net assets from operations	$(176,230)	$4,332,784	$3,861,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	MG6	MG7	V44
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$41,638,003	$47,216	$—
Expenses:
Mortality and expense risk charges	(20,587,899)	(93,020)	(63,961)
Distribution and administration charges	(6,164,725)	(27,553)	(19,364)

Net investment income (loss)	14,885,379	(73,357)	(83,325)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	15,600,614	246,469	(244,463)
Realized gain distributions	80,950,546	702,722	920,174

Net realized gains (losses)	96,551,160	949,191	675,711

Net change in unrealized appreciation (depreciation)	(44,111,748)	746,622	(632,201)

Net realized and change in unrealized gains (losses)	52,439,412	1,695,813	43,510

Increase (decrease) in net assets from operations	$67,324,791	$1,622,456	$(39,815)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	V43	O19	O23
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$21,483	$255,926
Expenses:
Mortality and expense risk charges	(85,353)	(239,256)	(159,946)
Distribution and administration charges	(27,327)	(76,265)	(41,274)

Net investment income (loss)	(112,680)	(294,038)	54,706

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(465,657)	423,780	1,155,820
Realized gain distributions	326,677	1,963,474	—

Net realized gains (losses)	(138,980)	2,387,254	1,155,820

Net change in unrealized appreciation (depreciation)	(496,226)	(2,968,176)	(745,490)

Net realized and change in unrealized gains (losses)	(635,206)	(580,922)	410,330

Increase (decrease) in net assets from operations	$(747,886)	$(874,960)	$465,036

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	O20	O21	O04
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$163,820	$1,849,546	$15,415
Expenses:
Mortality and expense risk charges	(270,117)	(3,007,717)	(83,562)
Distribution and administration charges	(76,959)	(710,869)	(25,585)

Net investment income (loss)	(183,256)	(1,869,040)	(93,732)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	951,662	29,466,159	302,529
Realized gain distributions	1,452,486	25,797,921	237,307

Net realized gains (losses)	2,404,148	55,264,080	539,836

Net change in unrealized appreciation (depreciation)	(2,803,730)	(34,459,571)	469,598

Net realized and change in unrealized gains (losses)	(399,582)	20,804,509	1,009,434

Increase (decrease) in net assets from operations	$(582,838)	$18,935,469	$915,702

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	PH2	P08	PC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$13,297	$507,645	$436,028
Expenses:
Mortality and expense risk charges	(3,187)	(251,290)	(218,378)
Distribution and administration charges	(984)	(76,905)	(69,211)

Net investment income (loss)	9,126	179,450	148,439

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(31,199)	(699,397)	(881,250)
Realized gain distributions	59,090	—	—

Net realized gains (losses)	27,891	(699,397)	(881,250)

Net change in unrealized appreciation (depreciation)	(18,269)	2,569,352	2,633,608

Net realized and change in unrealized gains (losses)	9,622	1,869,955	1,752,358

Increase (decrease) in net assets from operations	$18,748	$2,049,405	$1,900,797

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	P70	P10	PK8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,964	$378,030	$644,629
Expenses:
Mortality and expense risk charges	(4,561)	(455,166)	(158,909)
Distribution and administration charges	(1,615)	(121,818)	(45,591)

Net investment income (loss)	(2,212)	(198,954)	440,129

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(132,425)	(10,524,053)	(479,555)
Realized gain distributions	—	—	—

Net realized gains (losses)	(132,425)	(10,524,053)	(479,555)

Net change in unrealized appreciation (depreciation)	189,186	15,291,497	1,383,667

Net realized and change in unrealized gains (losses)	56,761	4,767,444	904,112

Increase (decrease) in net assets from operations	$54,549	$4,568,490	$1,344,241

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	P20	PD6	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$18,721	$11,971,573	$1,099,445
Expenses:
Mortality and expense risk charges	(4,083)	(6,313,074)	(662,453)
Distribution and administration charges	(1,816)	(1,994,621)	(169,016)

Net investment income (loss)	12,822	3,663,878	267,976

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,914)	(9,589,055)	(1,236,943)
Realized gain distributions	—	—	—

Net realized gains (losses)	(11,914)	(9,589,055)	(1,236,943)

Net change in unrealized appreciation (depreciation)	37,107	16,704,153	2,769,743

Net realized and change in unrealized gains (losses)	25,193	7,115,098	1,532,800

Increase (decrease) in net assets from operations	$38,015	$10,778,976	$1,800,776

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	P07	PI3	P72
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,107,052	$838,255	$270,151
Expenses:
Mortality and expense risk charges	(2,717,566)	(268,955)	(188,195)
Distribution and administration charges	(646,226)	(85,799)	(51,607)

Net investment income (loss)	743,260	483,501	30,349

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,131,401)	(154,428)	400,324
Realized gain distributions	—	—	254,337

Net realized gains (losses)	(1,131,401)	(154,428)	654,661

Net change in unrealized appreciation (depreciation)	2,624,895	(535,696)	849,232

Net realized and change in unrealized gains (losses)	1,493,494	(690,124)	1,503,893

Increase (decrease) in net assets from operations	$2,236,754	$(206,623)	$1,534,242

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2016

	W41	W42	W46
	Sub-Account	Sub-Account	Sub-Account[5]
Income:
Dividend income	$578	$—	$189,833
Expenses:
Mortality and expense risk charges	(4,656)	(652)	(160,720)
Distribution and administration charges	(943)	(197)	(49,141)

Net investment income (loss)	(5,021)	(849)	(20,028)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22,315)	(2,249)	812,543
Realized gain distributions	106,801	11,796	—

Net realized gains (losses)	84,486	9,547	812,543

Net change in unrealized appreciation (depreciation)	(38,862)	(6,696)	155,804

Net realized and change in unrealized gains (losses)	45,624	2,851	968,347

Increase (decrease) in net assets from operations	$40,603	$2,002	$948,319

[5]	Wells Fargo VT Total Return Bond Fund Class 2 Sub-Account (W46) was liquidated and merged into a new Sub-Account during 2016 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2016. See Note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	AL1 Sub-Account		AO5 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$92,072	$203,529	$(1,012,263)	$(1,105,827)
Net realized gains (losses)	3,382,956	6,712,086	1,541,550	4,336,516
Net change in unrealized appreciation/(depreciation)	(1,857,572)	(7,066,854)	1,126,567	(6,316,672)

Increase (decrease) in net assets from operations	1,617,456	(151,239)	1,655,854	(3,085,983)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	127,395	451,589	34,839	150,475
Transfers between Sub-Accounts (including the Fixed Account), net	811,505	2,010,545	(433,330)	4,548,464
Withdrawals, surrenders, annuitizations and contract charges	(9,600,495)	(8,382,364)	(10,642,824)	(13,258,709)

Net accumulation activity	(8,661,595)	(5,920,230)	(11,041,315)	(8,559,770)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(8,661,595)	(5,920,230)	(11,041,315)	(8,559,770)

Total increase (decrease) in net assets	(7,044,139)	(6,071,469)	(9,385,461)	(11,645,753)
Net assets at beginning of year	58,432,090	64,503,559	105,174,303	116,820,056

Net assets at end of year	$51,387,951	$58,432,090	$95,788,842	$105,174,303

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	AM2 Sub-Account		A98 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(97,866)	$(119,115)	$(238,600)	$170,281
Net realized gains (losses)	122,251	215,887	68,410	1,755,265
Net change in unrealized appreciation/(depreciation)	(521,205)	(343,090)	(958,522)	(877,571)

Increase (decrease) in net assets from operations	(496,820)	(246,318)	(1,128,712)	1,047,975

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	28,819	4,424	154,998	152,686
Transfers between Sub-Accounts (including the Fixed Account), net	525,809	3,254	1,569,332	(2,492,466)
Withdrawals, surrenders, annuitizations and contract charges	(1,085,771)	(1,137,708)	(6,179,646)	(10,198,444)

Net accumulation activity	(531,143)	(1,130,030)	(4,455,316)	(12,538,224)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(531,143)	(1,130,030)	(4,455,316)	(12,538,224)

Total increase (decrease) in net assets	(1,027,963)	(1,376,348)	(5,584,028)	(11,490,249)
Net assets at beginning of year	6,494,198	7,870,546	41,831,964	53,322,213

Net assets at end of year	$5,466,235	$6,494,198	$36,247,936	$41,831,964

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	A74 Sub-Account		B18 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(94,291)	$(97,752)	$(2,633,501)	$(4,101,370)
Net realized gains (losses)	(199,142)	1,248,623	(3,610,770)	40,445,842
Net change in unrealized appreciation/(depreciation)	1,701,594	(1,707,969)	17,488,056	(50,999,222)

Increase (decrease) in net assets from operations	1,408,161	(557,098)	11,243,785	(14,654,750)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,142	28,779	1,232,991	3,323,489
Transfers between Sub-Accounts (including the Fixed Account), net	2,979,499	254,073	(8,642,029)	(11,824,943)
Withdrawals, surrenders, annuitizations and contract charges	(1,007,835)	(1,721,606)	(65,074,938)	(76,235,061)

Net accumulation activity	1,977,806	(1,438,754)	(72,483,976)	(84,736,515)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,299)	(1,638)	(10,296)	(9,693)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(416)	(2,308)	1,594	89,814

Net annuitization activity	(1,715)	(3,946)	(8,702)	80,121

Net increase (decrease) from contract owner transactions	1,976,091	(1,442,700)	(72,492,678)	(84,656,394)

Total increase (decrease) in net assets	3,384,252	(1,999,798)	(61,248,893)	(99,311,144)
Net assets at beginning of year	7,178,377	9,178,175	584,729,720	684,040,864

Net assets at end of year	$10,562,629	$7,178,377	$523,480,827	$584,729,720

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	C65 Sub-Account[6]		C61 Sub-Account[6]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$14,772	$(108,521)	$(1,062)	$(781)
Net realized gains (losses)	419,173	534,082	18,382	9,352
Net change in unrealized appreciation/(depreciation)	(789,644)	(473,389)	(5,992)	(8,767)

Increase (decrease) in net assets from operations	(355,699)	(47,828)	11,328	(196)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,250	82,589	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(6,207,815)	28,778	(63,363)	8,900
Withdrawals, surrenders, annuitizations and contract charges	(295,710)	(1,385,650)	(1,685)	(1,627)

Net accumulation activity	(6,502,275)	(1,274,283)	(65,048)	7,273

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(6,502,275)	(1,274,283)	(65,048)	7,273

Total increase (decrease) in net assets	(6,857,974)	(1,322,111)	(53,720)	7,077
Net assets at beginning of year	6,857,974	8,180,085	53,720	46,643

Net assets at end of year	$—	$6,857,974	$—	$53,720

[6]	The activities for this Sub-Account are for the period of January 1, 2016 to April 28, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	C62 Sub-Account[6]		C64 Sub-Account[6]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(387,267)	$(1,467,878)	$(84,028)	$(480,854)
Net realized gains (losses)	5,365,406	29,563,730	(883,833)	5,856,504
Net change in unrealized appreciation/(depreciation)	(10,365,643)	(28,042,806)	805,825	(5,360,937)

Increase (decrease) in net assets from operations	(5,387,504)	53,046	(162,036)	14,713

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	49,401	397,606	2,833	94,370
Transfers between Sub-Accounts (including the Fixed Account), net	(67,788,555)	(3,445,110)	(23,251,954)	(2,729,176)
Withdrawals, surrenders, annuitizations and contract charges	(3,182,630)	(16,470,232)	(1,112,697)	(4,895,337)

Net accumulation activity	(70,921,784)	(19,517,736)	(24,361,818)	(7,530,143)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(25)	(7,961)	(1,511)	(3,121)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	4,772	(5,640)	(1,823)	1,619

Net annuitization activity	4,747	(13,601)	(3,334)	(1,502)

Net increase (decrease) from contract owner transactions	(70,917,037)	(19,531,337)	(24,365,152)	(7,531,645)

Total increase (decrease) in net assets	(76,304,541)	(19,478,291)	(24,527,188)	(7,516,932)
Net assets at beginning of year	76,304,541	95,782,832	24,527,188	32,044,120

Net assets at end of year	$—	$76,304,541	$—	$24,527,188

[6]	The activities for this Sub-Account are for the period of January 1, 2016 to April 28, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	C71 Sub-Account		C59 Sub-Account[7]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(527)	$(386)	$(4,954)	$—
Net realized gains (losses)	4,598	2,329	8,708	—
Net change in unrealized appreciation/(depreciation)	8,282	(4,731)	10,886	—

Increase (decrease) in net assets from operations	12,353	(2,788)	14,640	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	4,146	713	485,471	—
Withdrawals, surrenders, annuitizations and contract charges	(1,293)	(155)	(6,756)	—

Net accumulation activity	2,853	558	478,715	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,853	558	478,715	—

Total increase (decrease) in net assets	15,206	(2,230)	493,355	—
Net assets at beginning of year	34,255	36,485	—	—

Net assets at end of year	$49,461	$34,255	$493,355	$—

[7]	The activities for this Sub-Account are for the period of April 29, 2016 to December 31, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	C60 Sub-Account[7]		C89 Sub-Account[7]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(809,750)	$—	$(573)	$—
Net realized gains (losses)	404,036	—	1,848	—
Net change in unrealized appreciation/(depreciation)	3,488,557	—	477	—

Increase (decrease) in net assets from operations	3,082,843	—	1,752	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	120,093	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	71,621,007	—	73,182	—
Withdrawals, surrenders, annuitizations and contract charges	(6,771,406)	—	(93)	—

Net accumulation activity	64,969,694	—	73,089	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(750)	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(1,131)	—	—	—

Net annuitization activity	(1,881)	—	—	—

Net increase (decrease) from contract owner transactions	64,967,813	—	73,089	—

Total increase (decrease) in net assets	68,050,656	—	74,841	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$68,050,656	$—	$74,841	$—

[7]	The activities for this Sub-Account are for the period of April 29, 2016 to December 31, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	C90 Sub-Account[7]		C58 Sub-Account[7]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(254,099)	$—	$(2,282)	$—
Net realized gains (losses)	242,448	—	(23,703)	—
Net change in unrealized appreciation/(depreciation)	1,007,156	—	(170,414)	—

Increase (decrease) in net assets from operations	995,505	—	(196,399)	—

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	91,092	—	2,839	—
Transfers between Sub-Accounts (including the Fixed Account), net	22,013,026	—	6,630,758	—
Withdrawals, surrenders, annuitizations and contract charges	(2,042,527)	—	(465,735)	—

Net accumulation activity	20,061,591	—	6,167,862	—

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(9,055)	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	7,007	—	—	—

Net annuitization activity	(2,048)	—	—	—

Net increase (decrease) from contract owner transactions	20,059,543	—	6,167,862	—

Total increase (decrease) in net assets	21,055,048	—	5,971,463	—
Net assets at beginning of year	—	—	—	—

Net assets at end of year	$21,055,048	$—	$5,971,463	$—

[7]	The activities for this Sub-Account are for the period of April 29, 2016 to December 31, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	FD7 Sub-Account		F24 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(510,394)	$(368,648)	$(2,021,445)	$(1,907,307)
Net realized gains (losses)	3,716,345	5,725,674	29,849,147	38,609,629
Net change in unrealized appreciation/(depreciation)	2,191,658	(6,715,114)	(16,883,252)	(38,668,638)

Increase (decrease) in net assets from operations	5,397,609	(1,358,088)	10,944,450	(1,966,316)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	463,997	297,019	185,105	741,859
Transfers between Sub-Accounts (including the Fixed Account), net	2,743,940	9,594,674	(3,633,844)	(1,506,512)
Withdrawals, surrenders, annuitizations and contract charges	(16,918,225)	(13,558,934)	(23,825,822)	(28,113,959)

Net accumulation activity	(13,710,288)	(3,667,241)	(27,274,561)	(28,878,612)

Annuitization Activity:
Annuitizations	—	—	—	11,100
Annuity payments and contract charges	—	—	(12,151)	(11,524)
Transfers between Sub-Accounts, net	(19,821)	—	—	—
Adjustments to annuity reserves	—	—	1,743	77,039

Net annuitization activity	(19,821)	—	(10,408)	76,615

Net increase (decrease) from contract owner transactions	(13,730,109)	(3,667,241)	(27,284,969)	(28,801,997)

Total increase (decrease) in net assets	(8,332,500)	(5,025,329)	(16,340,519)	(30,768,313)
Net assets at beginning of year	111,120,652	116,145,981	198,122,776	228,891,089

Net assets at end of year	$102,788,152	$111,120,652	$181,782,257	$198,122,776

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	F88 Sub-Account		FB9 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(15,036)	$(9,953)	$(88,335)	$(38,199)
Net realized gains (losses)	147,306	332,400	1,088,477	1,042,881
Net change in unrealized appreciation/(depreciation)	(26,722)	(395,217)	(407,679)	(1,397,562)

Increase (decrease) in net assets from operations	105,548	(72,770)	592,463	(392,880)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	291,599	12,909	58,614	131,274
Transfers between Sub-Accounts (including the Fixed Account), net	138,277	214,052	(97,067)	(152,219)
Withdrawals, surrenders, annuitizations and contract charges	(540,597)	(970,869)	(3,587,126)	(3,047,891)

Net accumulation activity	(110,721)	(743,908)	(3,625,579)	(3,068,836)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(110,721)	(743,908)	(3,625,579)	(3,068,836)

Total increase (decrease) in net assets	(5,173)	(816,678)	(3,033,116)	(3,461,716)
Net assets at beginning of year	3,006,722	3,823,400	18,207,001	21,668,717

Net assets at end of year	$3,001,549	$3,006,722	$15,173,885	$18,207,001

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	F15 Sub-Account		F41 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(120,338)	$(38,059)	$(1,529,441)	$(1,862,552)
Net realized gains (losses)	2,382,442	1,727,711	8,351,575	24,830,267
Net change in unrealized appreciation/(depreciation)	(1,247,476)	(2,262,373)	3,762,368	(26,098,584)

Increase (decrease) in net assets from operations	1,014,628	(572,721)	10,584,502	(3,130,869)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	102,709	228,640	138,763	755,652
Transfers between Sub-Accounts (including the Fixed Account), net	538,266	597,724	(7,259,933)	(1,932,026)
Withdrawals, surrenders, annuitizations and contract charges	(5,499,004)	(4,118,324)	(14,519,888)	(20,749,990)

Net accumulation activity	(4,858,029)	(3,291,960)	(21,641,058)	(21,926,364)

Annuitization Activity:
Annuitizations	—	—	11,528	—
Annuity payments and contract charges	—	—	(821)	(237)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	466	(367)

Net annuitization activity	—	—	11,173	(604)

Net increase (decrease) from contract owner transactions	(4,858,029)	(3,291,960)	(21,629,885)	(21,926,968)

Total increase (decrease) in net assets	(3,843,401)	(3,864,681)	(11,045,383)	(25,057,837)
Net assets at beginning of year	29,229,313	33,093,994	117,171,457	142,229,294

Net assets at end of year	$25,385,912	$29,229,313	$106,126,074	$117,171,457

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	FE3 Sub-Account		T21 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(3,585,479)	$(3,907,328)	$(244,573)	$93,857
Net realized gains (losses)	6,560,521	29,888,052	(3,194,842)	4,901,264
Net change in unrealized appreciation/(depreciation)	8,789,342	(22,728,981)	7,571,150	(11,890,041)

Increase (decrease) in net assets from operations	11,764,384	3,251,743	4,131,735	(6,894,920)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	462,501	1,705,632	82,418	156,483
Transfers between Sub-Accounts (including the Fixed Account), net	(286,546)	(13,453,042)	(2,802,108)	5,382,759
Withdrawals, surrenders, annuitizations and contract charges	(39,628,171)	(50,307,323)	(3,856,659)	(5,576,917)

Net accumulation activity	(39,452,216)	(62,054,733)	(6,576,349)	(37,675)

Annuitization Activity:
Annuitizations	—	8,162	4,940	—
Annuity payments and contract charges	(8,069)	(12,442)	(303)	(54)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	927	(1,288)	32	(451)

Net annuitization activity	(7,142)	(5,568)	4,669	(505)

Net increase (decrease) from contract owner transactions	(39,459,358)	(62,060,301)	(6,571,680)	(38,180)

Total increase (decrease) in net assets	(27,694,974)	(58,808,558)	(2,439,945)	(6,933,100)
Net assets at beginning of year	340,985,348	399,793,906	29,094,768	36,027,868

Net assets at end of year	$313,290,374	$340,985,348	$26,654,823	$29,094,768

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	T20 Sub-Account		FE6 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$287,977	$1,918,198	$807,235	$551,840
Net realized gains (losses)	3,672,437	15,074,702	1,452,790	1,426,335
Net change in unrealized appreciation/(depreciation)	1,420,627	(26,304,080)	1,437,883	(5,219,869)

Increase (decrease) in net assets from operations	5,381,041	(9,311,180)	3,697,908	(3,241,694)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,569,007	2,389,364	255,802	25,199
Transfers between Sub-Accounts (including the Fixed Account), net	(2,408,165)	4,427,321	(959,576)	98,640
Withdrawals, surrenders, annuitizations and contract charges	(20,181,040)	(25,443,424)	(7,069,106)	(5,097,311)

Net accumulation activity	(21,020,198)	(18,626,739)	(7,772,880)	(4,973,472)

Annuitization Activity:
Annuitizations	—	33,610	—	—
Annuity payments and contract charges	(11,363)	(42,062)	—	—
Transfers between Sub-Accounts, net	2,678	—	—	—
Adjustments to annuity reserves	9,083	1,229	—	—

Net annuitization activity	398	(7,223)	—	—

Net increase (decrease) from contract owner transactions	(21,019,800)	(18,633,962)	(7,772,880)	(4,973,472)

Total increase (decrease) in net assets	(15,638,759)	(27,945,142)	(4,074,972)	(8,215,166)
Net assets at beginning of year	121,352,263	149,297,405	37,738,539	45,953,705

Net assets at end of year	$105,713,504	$121,352,263	$33,663,567	$37,738,539

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	T59 Sub-Account		F56 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(102,202)	$476,805	$82,204	$253,040
Net realized gains (losses)	(374,276)	(391,232)	1,845,535	1,813,571
Net change in unrealized appreciation/(depreciation)	513,513	(596,607)	(315,112)	(4,116,234)

Increase (decrease) in net assets from operations	37,035	(511,034)	1,612,627	(2,049,623)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	7,886	25,465	105,860	143,881
Transfers between Sub-Accounts (including the Fixed Account), net	(69,227)	(406,211)	(860,901)	(124,738)
Withdrawals, surrenders, annuitizations and contract charges	(836,187)	(975,762)	(2,818,542)	(4,450,356)

Net accumulation activity	(897,528)	(1,356,508)	(3,573,583)	(4,431,213)

Annuitization Activity:
Annuitizations	—	—	—	8,701
Annuity payments and contract charges	—	—	(4,737)	(5,195)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	141	357

Net annuitization activity	—	—	(4,596)	3,863

Net increase (decrease) from contract owner transactions	(897,528)	(1,356,508)	(3,578,179)	(4,427,350)

Total increase (decrease) in net assets	(860,493)	(1,867,542)	(1,965,552)	(6,476,973)
Net assets at beginning of year	6,420,065	8,287,607	23,282,566	29,759,539

Net assets at end of year	$5,559,572	$6,420,065	$21,317,014	$23,282,566

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	F59 Sub-Account		FF0 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$2,869,899	$3,035,397	$74,257	$81,313
Net realized gains (losses)	(58,600)	2,002,908	(11,606)	23,779
Net change in unrealized appreciation/(depreciation)	7,041,316	(13,588,944)	208,664	(356,187)

Increase (decrease) in net assets from operations	9,852,615	(8,550,639)	271,315	(251,095)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	259,115	1,002,522	300	33,772
Transfers between Sub-Accounts (including the Fixed Account), net	(1,296,993)	(498,303)	(280,568)	34,730
Withdrawals, surrenders, annuitizations and contract charges	(12,117,843)	(16,970,281)	(299,511)	(242,776)

Net accumulation activity	(13,155,721)	(16,466,062)	(579,779)	(174,274)

Annuitization Activity:
Annuitizations	—	9,071	—	—
Annuity payments and contract charges	(13,027)	(20,863)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(4,945)	3,672	—	—

Net annuitization activity	(17,972)	(8,120)	—	—

Net increase (decrease) from contract owner transactions	(13,173,693)	(16,474,182)	(579,779)	(174,274)

Total increase (decrease) in net assets	(3,321,078)	(25,024,821)	(308,464)	(425,369)
Net assets at beginning of year	88,276,667	113,301,488	2,675,685	3,101,054

Net assets at end of year	$84,955,589	$88,276,667	$2,367,221	$2,675,685

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	F54 Sub-Account		FG8 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$572,567	$2,673,719	$1,020	$4,831
Net realized gains (losses)	28,009,838	28,661,796	31,325	29,873
Net change in unrealized appreciation/(depreciation)	(5,435,431)	(43,569,375)	12,209	(58,774)

Increase (decrease) in net assets from operations	23,146,974	(12,233,860)	44,554	(24,070)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	477,631	833,397	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(13,778,332)	4,331,272	321	15,060
Withdrawals, surrenders, annuitizations and contract charges	(24,490,740)	(27,517,364)	(37,424)	(5,440)

Net accumulation activity	(37,791,441)	(22,352,695)	(37,103)	9,620

Annuitization Activity:
Annuitizations	—	9,468	—	—
Annuity payments and contract charges	(8,860)	(42,541)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	126	(310)	—	—

Net annuitization activity	(8,734)	(33,383)	—	—

Net increase (decrease) from contract owner transactions	(37,800,175)	(22,386,078)	(37,103)	9,620

Total increase (decrease) in net assets	(14,653,201)	(34,619,938)	7,451	(14,450)
Net assets at beginning of year	183,026,033	217,645,971	290,680	305,130

Net assets at end of year	$168,372,832	$183,026,033	$298,131	$290,680

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	F53 Sub-Account		FJ9 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(277,347)	$(390,714)	$(6,956)	$(9,650)
Net realized gains (losses)	5,734,745	7,655,240	91,119	153,049
Net change in unrealized appreciation/(depreciation)	2,859,711	(10,576,313)	104,434	(226,195)

Increase (decrease) in net assets from operations	8,317,109	(3,311,787)	188,597	(82,796)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	241,236	254,925	18,011	5,182
Transfers between Sub-Accounts (including the Fixed Account), net	(4,281,334)	1,874,384	(16,256)	27,186
Withdrawals, surrenders, annuitizations and contract charges	(4,073,328)	(6,075,382)	(126,428)	(93,065)

Net accumulation activity	(8,113,426)	(3,946,073)	(124,673)	(60,697)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	(25,547)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	(25,547)	—	—

Net increase (decrease) from contract owner transactions	(8,113,426)	(3,971,620)	(124,673)	(60,697)

Total increase (decrease) in net assets	203,683	(7,283,407)	63,924	(143,493)
Net assets at beginning of year	33,770,572	41,053,979	813,592	957,085

Net assets at end of year	$33,974,255	$33,770,572	$877,516	$813,592

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	T28 Sub-Account		FJ0 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$365,552	$1,255,079	$5,193	$20,721
Net realized gains (losses)	(900,842)	(764,823)	(17,573)	(13,755)
Net change in unrealized appreciation/(depreciation)	1,731,018	(1,814,400)	31,075	(29,839)

Increase (decrease) in net assets from operations	1,195,728	(1,324,144)	18,695	(22,873)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,269	242,582	—	31,258
Transfers between Sub-Accounts (including the Fixed Account), net	(319,305)	(1,920,007)	12,401	18,148
Withdrawals, surrenders, annuitizations and contract charges	(2,992,526)	(4,663,372)	(66,353)	(141,497)

Net accumulation activity	(3,305,562)	(6,340,797)	(53,952)	(92,091)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(3,305,562)	(6,340,797)	(53,952)	(92,091)

Total increase (decrease) in net assets	(2,109,834)	(7,664,941)	(35,257)	(114,964)
Net assets at beginning of year	21,339,869	29,004,810	364,463	479,427

Net assets at end of year	$19,230,035	$21,339,869	$329,206	$364,463

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	H24 Sub-Account		H27 Sub-Account[8]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$53,189	$56,304	$—	$22,931
Net realized gains (losses)	75,287	322,110	—	304,480
Net change in unrealized appreciation/(depreciation)	(29,483)	(478,846)	—	(275,874)

Increase (decrease) in net assets from operations	98,993	(100,432)	—	51,537

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	4,733	—	18
Transfers between Sub-Accounts (including the Fixed Account), net	(88,416)	(562,514)	—	(2,166,691)
Withdrawals, surrenders, annuitizations and contract charges	(375,548)	(674,014)	—	(7,125)

Net accumulation activity	(463,964)	(1,231,795)	—	(2,173,798)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(463,964)	(1,231,795)	—	(2,173,798)

Total increase (decrease) in net assets	(364,971)	(1,332,227)	—	(2,122,261)
Net assets at beginning of year	1,892,317	3,224,544	—	2,122,261

Net assets at end of year	$1,527,346	$1,892,317	$—	$—

[8]	Huntington VA International Equity Sub-Account (H27) was liquidated and closed in 2015 and therefore does not appear on the Statement of Assets and Liabilities as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	H32 Sub-Account		V35 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(17,449)	$(25,108)	$(146,190)	$(183,731)
Net realized gains (losses)	457,157	774,416	101,492	1,934,775
Net change in unrealized appreciation/(depreciation)	(273,095)	(955,562)	1,234,575	(2,879,174)

Increase (decrease) in net assets from operations	166,613	(206,254)	1,189,877	(1,128,130)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	2,074	35,173	26,738
Transfers between Sub-Accounts (including the Fixed Account), net	(106,704)	(883,822)	(917,634)	1,186,165
Withdrawals, surrenders, annuitizations and contract charges	(376,556)	(489,913)	(1,321,857)	(1,701,866)

Net accumulation activity	(483,260)	(1,371,661)	(2,204,318)	(488,963)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(483,260)	(1,371,661)	(2,204,318)	(488,963)

Total increase (decrease) in net assets	(316,647)	(1,577,915)	(1,014,441)	(1,617,093)
Net assets at beginning of year	2,112,682	3,690,597	10,234,351	11,851,444

Net assets at end of year	$1,796,035	$2,112,682	$9,219,910	$10,234,351

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	V13 Sub-Account		V11 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(116,135)	$609	$15,778	$817,563
Net realized gains (losses)	4,289,973	3,334,177	5,167,910	16,131,327
Net change in unrealized appreciation/(depreciation)	159,653	(6,255,474)	7,625,769	(21,731,077)

Increase (decrease) in net assets from operations	4,333,491	(2,920,688)	12,809,457	(4,782,187)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	79,513	258,219	241,145	514,797
Transfers between Sub-Accounts (including the Fixed Account), net	(1,647,048)	674,993	(4,231,891)	6,078,778
Withdrawals, surrenders, annuitizations and contract charges	(4,177,909)	(5,375,079)	(12,755,833)	(13,892,294)

Net accumulation activity	(5,745,444)	(4,441,867)	(16,746,579)	(7,298,719)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	(20,151)	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	(20,151)	—

Net increase (decrease) from contract owner transactions	(5,745,444)	(4,441,867)	(16,766,730)	(7,298,719)

Total increase (decrease) in net assets	(1,411,953)	(7,362,555)	(3,957,273)	(12,080,906)
Net assets at beginning of year	33,829,593	41,192,148	109,646,517	121,727,423

Net assets at end of year	$32,417,640	$33,829,593	$105,689,244	$109,646,517

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	AC1 Sub-Account		J88 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(14,786)	$(8,156)	$380,605	$683,971
Net realized gains (losses)	(65,048)	45,817	(102,727)	(332,440)
Net change in unrealized appreciation/(depreciation)	4,148	(197,611)	(436,319)	(639,197)

Increase (decrease) in net assets from operations	(75,686)	(159,950)	(158,441)	(287,666)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	468	4,526	41,651	42,737
Transfers between Sub-Accounts (including the Fixed Account), net	(145,979)	1,609,845	14,641,644	7,205,794
Withdrawals, surrenders, annuitizations and contract charges	(266,197)	(317,296)	(5,387,840)	(6,187,186)

Net accumulation activity	(411,708)	1,297,075	9,295,455	1,061,345

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(411,708)	1,297,075	9,295,455	1,061,345

Total increase (decrease) in net assets	(487,394)	1,137,125	9,137,014	773,679
Net assets at beginning of year	3,100,461	1,963,336	36,693,573	35,919,894

Net assets at end of year	$2,613,067	$3,100,461	$45,830,587	$36,693,573

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	J94 Sub-Account		L11 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(92,586)	$(71,894)	$(253,828)	$(233,831)
Net realized gains (losses)	242,013	1,442,815	(2,096,961)	(982,196)
Net change in unrealized appreciation/(depreciation)	748,115	(1,648,037)	9,394,975	(9,103,925)

Increase (decrease) in net assets from operations	897,542	(277,116)	7,044,186	(10,319,952)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	44,690	84,234	76,521	276,448
Transfers between Sub-Accounts (including the Fixed Account), net	976,165	348,884	(3,962,913)	6,314,931
Withdrawals, surrenders, annuitizations and contract charges	(1,015,573)	(2,807,856)	(4,873,656)	(7,117,919)

Net accumulation activity	5,282	(2,374,738)	(8,760,048)	(526,540)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(151)	(175)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	48	(140)

Net annuitization activity	—	—	(103)	(315)

Net increase (decrease) from contract owner transactions	5,282	(2,374,738)	(8,760,151)	(526,855)

Total increase (decrease) in net assets	902,824	(2,651,854)	(1,715,965)	(10,846,807)
Net assets at beginning of year	10,824,807	13,476,661	40,573,672	51,420,479

Net assets at end of year	$11,727,631	$10,824,807	$38,857,707	$40,573,672

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	L18 Sub-Account		L17 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(496,675)	$(587,058)	$(241,092)	$(288,438)
Net realized gains (losses)	(528,038)	3,354,162	349,215	4,092,528
Net change in unrealized appreciation/(depreciation)	850,645	(2,217,402)	5,101,914	(6,107,859)

Increase (decrease) in net assets from operations	(174,068)	549,702	5,210,037	(2,303,769)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	290,685	433,871	152,801	405,434
Transfers between Sub-Accounts (including the Fixed Account), net	(658,492)	607,174	(2,163,000)	(668,464)
Withdrawals, surrenders, annuitizations and contract charges	(4,525,399)	(5,259,765)	(4,848,778)	(6,345,368)

Net accumulation activity	(4,893,206)	(4,218,720)	(6,858,977)	(6,608,398)

Annuitization Activity:
Annuitizations	—	1,555	—	—
Annuity payments and contract charges	(2,106)	(2,133)	(398)	(403)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	987	739	(196)	(99)

Net annuitization activity	(1,119)	161	(594)	(502)

Net increase (decrease) from contract owner transactions	(4,894,325)	(4,218,559)	(6,859,571)	(6,608,900)

Total increase (decrease) in net assets	(5,068,393)	(3,668,857)	(1,649,534)	(8,912,669)
Net assets at beginning of year	31,539,261	35,208,118	41,432,558	50,345,227

Net assets at end of year	$26,470,868	$31,539,261	$39,783,024	$41,432,558

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M07 Sub-Account		M35 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$5,460,151	$4,830,151	$4,065,731	$3,195,049
Net realized gains (losses)	14,125,995	19,004,075	16,697,814	24,529,776
Net change in unrealized appreciation/(depreciation)	7,308,505	(30,547,340)	7,066,409	(37,460,275)

Increase (decrease) in net assets from operations	26,894,651	(6,713,114)	27,829,954	(9,735,450)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,986,570	6,744,488	2,913,170	6,389,439
Transfers between Sub-Accounts (including the Fixed Account), net	1,052,378	(2,004,170)	(534,179)	(5,562,404)
Withdrawals, surrenders, annuitizations and contract charges	(46,186,626)	(48,163,124)	(66,420,642)	(81,208,798)

Net accumulation activity	(42,147,678)	(43,422,806)	(64,041,651)	(80,381,763)

Annuitization Activity:
Annuitizations	261,262	160,123	—	140,602
Annuity payments and contract charges	(6,290)	(623,394)	(34,020)	(36,999)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(51,884)	(282,422)	6,221	10,739

Net annuitization activity	203,088	(745,693)	(27,799)	114,342

Net increase (decrease) from contract owner transactions	(41,944,590)	(44,168,499)	(64,069,450)	(80,267,421)

Total increase (decrease) in net assets	(15,049,939)	(50,881,613)	(36,239,496)	(90,002,871)
Net assets at beginning of year	377,393,483	428,275,096	423,982,545	513,985,416

Net assets at end of year	$362,343,544	$377,393,483	$387,743,049	$423,982,545

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M31 Sub-Account		M80 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(1,780,232)	$(1,783,451)	$(334,026)	$(350,358)
Net realized gains (losses)	12,988,508	13,442,217	1,908,610	2,850,541
Net change in unrealized appreciation/(depreciation)	(10,067,507)	(3,336,921)	(1,478,730)	(1,419,222)

Increase (decrease) in net assets from operations	1,140,769	8,321,845	95,854	1,080,961

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,284,225	1,283,544	361,216	84,933
Transfers between Sub-Accounts (including the Fixed Account), net	(1,712,393)	(508,407)	2,121,971	827,960
Withdrawals, surrenders, annuitizations and contract charges	(13,405,240)	(14,694,189)	(1,751,951)	(2,962,156)

Net accumulation activity	(13,833,408)	(13,919,052)	731,236	(2,049,263)

Annuitization Activity:
Annuitizations	791	(9,684)	—	—
Annuity payments and contract charges	(83,277)	(110,409)	(6,213)	(4,375)
Transfers between Sub-Accounts, net	72	—	—	—
Adjustments to annuity reserves	15,653	22,445	(2,013)	1,654

Net annuitization activity	(66,761)	(97,648)	(8,226)	(2,721)

Net increase (decrease) from contract owner transactions	(13,900,169)	(14,016,700)	723,010	(2,051,984)

Total increase (decrease) in net assets	(12,759,400)	(5,694,855)	818,864	(971,023)
Net assets at beginning of year	136,388,570	142,083,425	20,421,532	21,392,555

Net assets at end of year	$123,629,170	$136,388,570	$21,240,396	$20,421,532

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MF1 Sub-Account		M41 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(309,830)	$(349,308)	$(518,105)	$(628,440)
Net realized gains (losses)	2,490,124	3,562,968	3,946,507	6,597,900
Net change in unrealized appreciation/(depreciation)	(1,522,725)	(2,464,173)	(2,573,970)	(4,741,035)

Increase (decrease) in net assets from operations	657,569	749,487	854,432	1,228,425

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	392,700	145,601	110,435	169,940
Transfers between Sub-Accounts (including the Fixed Account), net	(414,260)	546,435	(459,384)	(1,351,384)
Withdrawals, surrenders, annuitizations and contract charges	(2,760,467)	(2,680,643)	(4,908,759)	(6,937,812)

Net accumulation activity	(2,782,027)	(1,988,607)	(5,257,708)	(8,119,256)

Annuitization Activity:
Annuitizations	—	(10,204)	—	—
Annuity payments and contract charges	(5,189)	(64,972)	(471)	(861)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,712	(6,835)	(263)	(709)

Net annuitization activity	(1,477)	(82,011)	(734)	(1,570)

Net increase (decrease) from contract owner transactions	(2,783,504)	(2,070,618)	(5,258,442)	(8,120,826)

Total increase (decrease) in net assets	(2,125,935)	(1,321,131)	(4,404,010)	(6,892,401)
Net assets at beginning of year	22,872,751	24,193,882	33,576,678	40,469,079

Net assets at end of year	$20,746,816	$22,872,751	$29,172,668	$33,576,678

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M05 Sub-Account		M42 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(696,757)	$(830,096)	$(803,915)	$(972,905)
Net realized gains (losses)	(881,854)	(240,647)	(2,162,263)	(1,025,857)
Net change in unrealized appreciation/(depreciation)	4,864,638	(466,705)	6,103,751	565,599

Increase (decrease) in net assets from operations	3,286,027	(1,537,448)	3,137,573	(1,433,163)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	479,452	1,002,567	508,372	773,852
Transfers between Sub-Accounts (including the Fixed Account), net	(1,542,866)	75,275	(2,559,730)	(880,719)
Withdrawals, surrenders, annuitizations and contract charges	(5,955,286)	(7,002,944)	(7,570,706)	(9,572,823)

Net accumulation activity	(7,018,700)	(5,925,102)	(9,622,064)	(9,679,690)

Annuitization Activity:
Annuitizations	1,150	—	—	8,720
Annuity payments and contract charges	(10,135)	(105,441)	(10,477)	(10,405)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,765	(659)	(966)	4,546

Net annuitization activity	(5,220)	(106,100)	(11,443)	2,861

Net increase (decrease) from contract owner transactions	(7,023,920)	(6,031,202)	(9,633,507)	(9,676,829)

Total increase (decrease) in net assets	(3,737,893)	(7,568,650)	(6,495,934)	(11,109,992)
Net assets at beginning of year	51,473,702	59,042,352	51,679,700	62,789,692

Net assets at end of year	$47,735,809	$51,473,702	$45,183,766	$51,679,700

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M89 Sub-Account		M82 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$9,672,580	$10,563,597	$(1,825,332)	$(2,197,065)
Net realized gains (losses)	(1,031,005)	(1,484,534)	21,457,658	21,548,375
Net change in unrealized appreciation/(depreciation)	6,247,595	(23,023,650)	(9,398,261)	(21,081,678)

Increase (decrease) in net assets from operations	14,889,170	(13,944,587)	10,234,065	(1,730,368)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,354,361	3,306,669	97,895	766,962
Transfers between Sub-Accounts (including the Fixed Account), net	26,334,360	(18,757,048)	(5,258,632)	(4,404,991)
Withdrawals, surrenders, annuitizations and contract charges	(73,350,616)	(81,941,751)	(19,988,617)	(23,905,772)

Net accumulation activity	(45,661,895)	(97,392,130)	(25,149,354)	(27,543,801)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(11,049)	(12,824)	(820)	(11,795)
Transfers between Sub-Accounts, net	(13,006)	—	—	—
Adjustments to annuity reserves	4,906	77,913	739	(2,564)

Net annuitization activity	(19,149)	65,089	(81)	(14,359)

Net increase (decrease) from contract owner transactions	(45,681,044)	(97,327,041)	(25,149,435)	(27,558,160)

Total increase (decrease) in net assets	(30,791,874)	(111,271,628)	(14,915,370)	(29,288,528)
Net assets at beginning of year	610,129,654	721,401,282	166,083,179	195,371,707

Net assets at end of year	$579,337,780	$610,129,654	$151,167,809	$166,083,179

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M44 Sub-Account		M40 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$2,804,740	$3,821,668	$1,378,265	$1,849,009
Net realized gains (losses)	(3,391,432)	6,362,498	(5,036,250)	3,253,188
Net change in unrealized appreciation/(depreciation)	11,624,905	(32,705,984)	10,466,083	(18,611,448)

Increase (decrease) in net assets from operations	11,038,213	(22,521,818)	6,808,098	(13,509,251)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	726,525	2,862,813	355,583	492,092
Transfers between Sub-Accounts (including the Fixed Account), net	(1,428,512)	(2,756,964)	(3,466,557)	4,509,900
Withdrawals, surrenders, annuitizations and contract charges	(14,736,811)	(18,732,085)	(10,054,953)	(14,606,276)

Net accumulation activity	(15,438,798)	(18,626,236)	(13,165,927)	(9,604,284)

Annuitization Activity:
Annuitizations	35,575	(28,671)	—	—
Annuity payments and contract charges	(84,678)	(276,467)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	92,423	(24,790)	—	—

Net annuitization activity	43,320	(329,928)	—	—

Net increase (decrease) from contract owner transactions	(15,395,478)	(18,956,164)	(13,165,927)	(9,604,284)

Total increase (decrease) in net assets	(4,357,265)	(41,477,982)	(6,357,829)	(23,113,535)
Net assets at beginning of year	115,876,289	157,354,271	73,904,560	97,018,095

Net assets at end of year	$111,519,024	$115,876,289	$67,546,731	$73,904,560

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M83 Sub-Account		M08 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$1,294,278	$2,038,157	$283,751	$628,841
Net realized gains (losses)	32,205,442	31,075,845	9,671,971	9,392,674
Net change in unrealized appreciation/(depreciation)	(1,151,397)	(39,969,865)	5,888,527	(13,989,146)

Increase (decrease) in net assets from operations	32,348,323	(6,855,863)	15,844,249	(3,967,631)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,250,152	3,858,480	829,538	1,040,545
Transfers between Sub-Accounts (including the Fixed Account), net	(14,338,237)	(2,424,459)	(4,638,030)	(6,313,264)
Withdrawals, surrenders, annuitizations and contract charges	(39,279,532)	(50,748,973)	(20,750,009)	(26,465,630)

Net accumulation activity	(51,367,617)	(49,314,952)	(24,558,501)	(31,738,349)

Annuitization Activity:
Annuitizations	23,055	69,943	—	—
Annuity payments and contract charges	(14,433)	(792,967)	(6,195)	(10,836)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	73,705	20,459	(6,624)	7,780

Net annuitization activity	82,327	(702,565)	(12,819)	(3,056)

Net increase (decrease) from contract owner transactions	(51,285,290)	(50,017,517)	(24,571,320)	(31,741,405)

Total increase (decrease) in net assets	(18,936,967)	(56,873,380)	(8,727,071)	(35,709,036)
Net assets at beginning of year	291,415,553	348,288,933	146,351,881	182,060,917

Net assets at end of year	$272,478,586	$291,415,553	$137,624,810	$146,351,881

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MB6 Sub-Account		MB7 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$941	$461,871	$(371,185)	$(409,078)
Net realized gains (losses)	45,603,229	44,186,666	19,446,085	19,495,598
Net change in unrealized appreciation/(depreciation)	(27,555,311)	(45,247,557)	(14,268,007)	(19,667,165)

Increase (decrease) in net assets from operations	18,048,859	(599,020)	4,806,893	(580,645)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,765,009	4,274,832	1,500,578	1,404,410
Transfers between Sub-Accounts (including the Fixed Account), net	(2,725,491)	(3,215,855)	(3,261,122)	(2,690,910)
Withdrawals, surrenders, annuitizations and contract charges	(34,086,045)	(38,375,153)	(13,344,167)	(17,057,461)

Net accumulation activity	(34,046,527)	(37,316,176)	(15,104,711)	(18,343,961)

Annuitization Activity:
Annuitizations	45,743	31,271	—	99,680
Annuity payments and contract charges	(243,391)	(286,907)	(20,858)	(22,842)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	19,964	(66,662)	1,131	17,224

Net annuitization activity	(177,684)	(322,298)	(19,727)	94,062

Net increase (decrease) from contract owner transactions	(34,224,211)	(37,638,474)	(15,124,438)	(18,249,899)

Total increase (decrease) in net assets	(16,175,352)	(38,237,494)	(10,317,545)	(18,830,544)
Net assets at beginning of year	290,589,545	328,827,039	86,489,467	105,320,011

Net assets at end of year	$274,414,193	$290,589,545	$76,171,922	$86,489,467

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC0 Sub-Account		MA0 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$1,653,391	$1,734,041	$3,488,070	$3,832,529
Net realized gains (losses)	480,848	1,239,144	(1,276,881)	728,993
Net change in unrealized appreciation/(depreciation)	934,333	(4,079,078)	4,340,005	(8,225,306)

Increase (decrease) in net assets from operations	3,068,572	(1,105,893)	6,551,194	(3,663,784)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	56,357	937,183	527,435	929,295
Transfers between Sub-Accounts (including the Fixed Account), net	1,240,236	1,431,086	8,196,504	3,281,325
Withdrawals, surrenders, annuitizations and contract charges	(9,059,556)	(9,249,972)	(20,962,714)	(22,704,335)

Net accumulation activity	(7,762,963)	(6,881,703)	(12,238,775)	(18,493,715)

Annuitization Activity:
Annuitizations	—	21,567	—	—
Annuity payments and contract charges	(51,199)	(102,325)	(1,099)	(1,081)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	23,268	(34,848)	276	(416)

Net annuitization activity	(27,931)	(115,606)	(823)	(1,497)

Net increase (decrease) from contract owner transactions	(7,790,894)	(6,997,309)	(12,239,598)	(18,495,212)

Total increase (decrease) in net assets	(4,722,322)	(8,103,202)	(5,688,404)	(22,158,996)
Net assets at beginning of year	63,529,911	71,633,113	155,094,085	177,253,081

Net assets at end of year	$58,807,589	$63,529,911	$149,405,681	$155,094,085

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC2 Sub-Account		MC1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(664,053)	$(978,326)	$(459,334)	$(596,700)
Net realized gains (losses)	11,096,408	12,730,396	6,033,567	7,664,005
Net change in unrealized appreciation/(depreciation)	(1,536,661)	(13,335,923)	(2,234,719)	(7,888,228)

Increase (decrease) in net assets from operations	8,895,694	(1,583,853)	3,339,514	(820,923)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	489,691	1,170,344	283,641	201,278
Transfers between Sub-Accounts (including the Fixed Account), net	78,005	(1,157,673)	(99,873)	2,661,225
Withdrawals, surrenders, annuitizations and contract charges	(11,493,240)	(12,579,415)	(7,147,915)	(6,963,982)

Net accumulation activity	(10,925,544)	(12,566,744)	(6,964,147)	(4,101,479)

Annuitization Activity:
Annuitizations	2,756	28,362	—	80,970
Annuity payments and contract charges	(73,540)	(96,724)	(11,958)	(14,961)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	35,129	19,693	(469)	6,376

Net annuitization activity	(35,655)	(48,669)	(12,427)	72,385

Net increase (decrease) from contract owner transactions	(10,961,199)	(12,615,413)	(6,976,574)	(4,029,094)

Total increase (decrease) in net assets	(2,065,505)	(14,199,266)	(3,637,060)	(4,850,017)
Net assets at beginning of year	99,683,494	113,882,760	41,219,748	46,069,765

Net assets at end of year	$97,617,989	$99,683,494	$37,582,688	$41,219,748

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC3 Sub-Account		MA1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(140,146)	$(103,125)	$(249,574)	$(235,871)
Net realized gains (losses)	(876,812)	(239,625)	(939,995)	(790,044)
Net change in unrealized appreciation/(depreciation)	2,294,519	(2,633,660)	2,603,467	(2,211,635)

Increase (decrease) in net assets from operations	1,277,561	(2,976,410)	1,413,898	(3,237,550)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	80,610	265,402	56,597	53,865
Transfers between Sub-Accounts (including the Fixed Account), net	(328,148)	(303,213)	(700,357)	1,452,038
Withdrawals, surrenders, annuitizations and contract charges	(1,914,400)	(3,168,258)	(2,227,714)	(3,628,023)

Net accumulation activity	(2,161,938)	(3,206,069)	(2,871,474)	(2,122,120)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(21,049)	(71,100)	(1,925)	(1,399)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	6,592	12,975	(657)	390

Net annuitization activity	(14,457)	(58,125)	(2,582)	(1,009)

Net increase (decrease) from contract owner transactions	(2,176,395)	(3,264,194)	(2,874,056)	(2,123,129)

Total increase (decrease) in net assets	(898,834)	(6,240,604)	(1,460,158)	(5,360,679)
Net assets at beginning of year	17,765,433	24,006,037	20,171,751	25,532,430

Net assets at end of year	$16,866,599	$17,765,433	$18,711,593	$20,171,751

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC4 Sub-Account		MC5 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(177,934)	$134,368	$(26,441)	$17,570
Net realized gains (losses)	(39,356)	(176,437)	(9,928)	(47,272)
Net change in unrealized appreciation/(depreciation)	122,435	(665,451)	17,206	(79,587)

Increase (decrease) in net assets from operations	(94,855)	(707,520)	(19,163)	(109,289)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	154,815	231,386	37,259	571
Transfers between Sub-Accounts (including the Fixed Account), net	533,175	(166,343)	100,735	21,566
Withdrawals, surrenders, annuitizations and contract charges	(1,663,167)	(1,741,888)	(130,993)	(133,148)

Net accumulation activity	(975,177)	(1,676,845)	7,001	(111,011)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(4,652)	(4,429)	(1,964)	(1,333)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	22,189	(84,304)	(634)	354

Net annuitization activity	17,537	(88,733)	(2,598)	(979)

Net increase (decrease) from contract owner transactions	(957,640)	(1,765,578)	4,403	(111,990)

Total increase (decrease) in net assets	(1,052,495)	(2,473,098)	(14,760)	(221,279)
Net assets at beginning of year	12,301,550	14,774,648	1,583,099	1,804,378

Net assets at end of year	$11,249,055	$12,301,550	$1,568,339	$1,583,099

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC6 Sub-Account		MC7 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(385,015)	$(237,329)	$(28,283)	$(21,830)
Net realized gains (losses)	5,189,083	5,207,218	218,641	233,090
Net change in unrealized appreciation/(depreciation)	(2,718,191)	(6,371,051)	(111,293)	(277,172)

Increase (decrease) in net assets from operations	2,085,877	(1,401,162)	79,065	(65,912)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	211,816	446,388	7,785	40,617
Transfers between Sub-Accounts (including the Fixed Account), net	(532,400)	82,673	520,703	(88,948)
Withdrawals, surrenders, annuitizations and contract charges	(4,703,628)	(5,256,984)	(278,844)	(188,375)

Net accumulation activity	(5,024,212)	(4,727,923)	249,644	(236,706)

Annuitization Activity:
Annuitizations	33,723	—	—	—
Annuity payments and contract charges	(35,705)	(49,441)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	26,414	(32,431)	—	—

Net annuitization activity	24,432	(81,872)	—	—

Net increase (decrease) from contract owner transactions	(4,999,780)	(4,809,795)	249,644	(236,706)

Total increase (decrease) in net assets	(2,913,903)	(6,210,957)	328,709	(302,618)
Net assets at beginning of year	46,420,205	52,631,162	1,996,561	2,299,179

Net assets at end of year	$43,506,302	$46,420,205	$2,325,270	$1,996,561

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MC8 Sub-Account		MC9 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(259,214)	$(144,225)	$(49,201)	$(47,899)
Net realized gains (losses)	4,121,138	5,436,298	382,008	705,314
Net change in unrealized appreciation/(depreciation)	(519,176)	(7,191,932)	(107,094)	(826,788)

Increase (decrease) in net assets from operations	3,342,748	(1,899,859)	225,713	(169,373)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	750,445	1,284,719	46,216	62,465
Transfers between Sub-Accounts (including the Fixed Account), net	(839,943)	(950,386)	(114,434)	49,151
Withdrawals, surrenders, annuitizations and contract charges	(9,910,830)	(12,981,742)	(899,518)	(1,297,259)

Net accumulation activity	(10,000,328)	(12,647,409)	(967,736)	(1,185,643)

Annuitization Activity:
Annuitizations	18,857	381,086	—	—
Annuity payments and contract charges	(92,754)	(148,995)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	47,107	(172)	—	—

Net annuitization activity	(26,790)	231,919	—	—

Net increase (decrease) from contract owner transactions	(10,027,118)	(12,415,490)	(967,736)	(1,185,643)

Total increase (decrease) in net assets	(6,684,370)	(14,315,349)	(742,023)	(1,355,016)
Net assets at beginning of year	93,596,211	107,911,560	7,232,070	8,587,086

Net assets at end of year	$86,911,841	$93,596,211	$6,490,047	$7,232,070

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MD0 Sub-Account		M92 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(771,915)	$2,281,449	$(11,351,941)	$26,849,977
Net realized gains (losses)	3,189,742	1,027,288	43,773,220	26,102,176
Net change in unrealized appreciation/(depreciation)	149,062	(5,386,048)	(1,178,737)	(83,544,211)

Increase (decrease) in net assets from operations	2,566,889	(2,077,311)	31,242,542	(30,592,058)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	474,648	558,090	829,955	2,539,819
Transfers between Sub-Accounts (including the Fixed Account), net	(53,289)	(204,635)	(6,741,194)	(10,651,010)
Withdrawals, surrenders, annuitizations and contract charges	(6,316,932)	(7,459,793)	(63,534,458)	(92,592,695)

Net accumulation activity	(5,895,573)	(7,106,338)	(69,445,697)	(100,703,886)

Annuitization Activity:
Annuitizations	33,723	226,587	—	—
Annuity payments and contract charges	(57,357)	(231,695)	(8,172)	(8,642)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,861	(26,036)	862	(1,716)

Net annuitization activity	(19,773)	(31,144)	(7,310)	(10,358)

Net increase (decrease) from contract owner transactions	(5,915,346)	(7,137,482)	(69,453,007)	(100,714,244)

Total increase (decrease) in net assets	(3,348,457)	(9,214,793)	(38,210,465)	(131,306,302)
Net assets at beginning of year	54,757,714	63,972,507	724,423,931	855,730,233

Net assets at end of year	$51,409,257	$54,757,714	$686,213,466	$724,423,931

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M96 Sub-Account		MD2 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$1,241,293	$1,427,712	$1,663,327	$2,092,781
Net realized gains (losses)	(129,437)	(14,318)	(2,005,404)	(1,761,590)
Net change in unrealized appreciation/(depreciation)	(1,271,728)	(2,398,424)	(1,322,009)	(3,733,219)

Increase (decrease) in net assets from operations	(159,872)	(985,030)	(1,664,086)	(3,402,028)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	335,604	1,800,030	899,179	2,260,897
Transfers between Sub-Accounts (including the Fixed Account), net	3,346,393	(1,162,638)	17,328,017	317,003
Withdrawals, surrenders, annuitizations and contract charges	(12,892,775)	(13,648,363)	(35,720,592)	(36,387,186)

Net accumulation activity	(9,210,778)	(13,010,971)	(17,493,396)	(33,809,286)

Annuitization Activity:
Annuitizations	23,381	(27,174)	—	63,649
Annuity payments and contract charges	(83,876)	(174,046)	(32,232)	(52,550)
Transfers between Sub-Accounts, net	16,401	—	(12,857)	—
Adjustments to annuity reserves	44,312	(37,459)	17,507	(14,635)

Net annuitization activity	218	(238,679)	(27,582)	(3,536)

Net increase (decrease) from contract owner transactions	(9,210,560)	(13,249,650)	(17,520,978)	(33,812,822)

Total increase (decrease) in net assets	(9,370,432)	(14,234,680)	(19,185,064)	(37,214,850)
Net assets at beginning of year	102,055,769	116,290,449	233,787,906	271,002,756

Net assets at end of year	$92,685,337	$102,055,769	$214,602,842	$233,787,906

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MA6 Sub-Account		MA3 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$3,163,519	$3,832,690	$2,644,924	$3,174,338
Net realized gains (losses)	205,543	1,485,477	(822,955)	609,412
Net change in unrealized appreciation/(depreciation)	3,781,611	(8,916,165)	4,428,188	(7,311,162)

Increase (decrease) in net assets from operations	7,150,673	(3,597,998)	6,250,157	(3,527,412)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	639,098	897,148	328,822	551,382
Transfers between Sub-Accounts (including the Fixed Account), net	(393,966)	(1,380,178)	(2,038,223)	1,232,299
Withdrawals, surrenders, annuitizations and contract charges	(9,642,252)	(9,846,143)	(9,544,160)	(11,736,522)

Net accumulation activity	(9,397,120)	(10,329,173)	(11,253,561)	(9,952,841)

Annuitization Activity:
Annuitizations	2,296	14,677	6,587	16,255
Annuity payments and contract charges	(27,994)	(43,201)	(8,273)	(10,571)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	17,995	(8,724)	5,044	(7,731)

Net annuitization activity	(7,703)	(37,248)	3,358	(2,047)

Net increase (decrease) from contract owner transactions	(9,404,823)	(10,366,421)	(11,250,203)	(9,954,888)

Total increase (decrease) in net assets	(2,254,150)	(13,964,419)	(5,000,046)	(13,482,300)
Net assets at beginning of year	61,795,969	75,760,388	57,755,879	71,238,179

Net assets at end of year	$59,541,819	$61,795,969	$52,755,833	$57,755,879

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M97 Sub-Account		MD5 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(117,221)	$42,426	$(130,544)	$(68,545)
Net realized gains (losses)	2,628,540	1,685,679	1,095,370	1,190,913
Net change in unrealized appreciation/(depreciation)	(2,097,320)	(2,026,355)	(798,922)	(1,314,691)

Increase (decrease) in net assets from operations	413,999	(298,250)	165,904	(192,323)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	247,827	494,477	130,451	153,093
Transfers between Sub-Accounts (including the Fixed Account), net	6,637	(498,971)	873,306	(416,070)
Withdrawals, surrenders, annuitizations and contract charges	(4,336,355)	(4,669,946)	(2,284,847)	(2,450,790)

Net accumulation activity	(4,081,891)	(4,674,440)	(1,281,090)	(2,713,767)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(15,207)	(18,173)	(3,944)	(2,842)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(883)	(927)	(1,433)	834

Net annuitization activity	(16,090)	(19,100)	(5,377)	(2,008)

Net increase (decrease) from contract owner transactions	(4,097,981)	(4,693,540)	(1,286,467)	(2,715,775)

Total increase (decrease) in net assets	(3,683,982)	(4,991,790)	(1,120,563)	(2,908,098)
Net assets at beginning of year	40,049,140	45,040,930	18,095,128	21,003,226

Net assets at end of year	$36,365,158	$40,049,140	$16,974,565	$18,095,128

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	M98 Sub-Account		M93 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(45,101)	$247,935	$(624,034)	$19,919
Net realized gains (losses)	2,663,780	1,909,709	14,888,092	18,024,628
Net change in unrealized appreciation/(depreciation)	(1,456,014)	287,924	(11,780,960)	(11,764,704)

Increase (decrease) in net assets from operations	1,162,665	2,445,568	2,483,098	6,279,843

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	218,968	647,761	423,239	696,375
Transfers between Sub-Accounts (including the Fixed Account), net	(291,628)	1,248,808	2,143,423	(1,469,197)
Withdrawals, surrenders, annuitizations and contract charges	(4,654,616)	(5,317,990)	(15,591,636)	(21,545,064)

Net accumulation activity	(4,727,276)	(3,421,421)	(13,024,974)	(22,317,886)

Annuitization Activity:
Annuitizations	—	—	23,055	—
Annuity payments and contract charges	(37,705)	(37,388)	(1,409)	(256)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(6,182)	13,404	406	(3,228)

Net annuitization activity	(43,887)	(23,984)	22,052	(3,484)

Net increase (decrease) from contract owner transactions	(4,771,163)	(3,445,405)	(13,002,922)	(22,321,370)

Total increase (decrease) in net assets	(3,608,498)	(999,837)	(10,519,824)	(16,041,527)
Net assets at beginning of year	46,933,339	47,933,176	118,129,065	134,170,592

Net assets at end of year	$43,324,841	$46,933,339	$107,609,241	$118,129,065

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MD6 Sub-Account		MB3 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(2,509,336)	$(3,119,331)	$(472,826)	$(502,402)
Net realized gains (losses)	52,461,951	40,396,620	6,725,586	6,867,109
Net change in unrealized appreciation/(depreciation)	(36,262,994)	(42,035,753)	(4,795,557)	(7,020,040)

Increase (decrease) in net assets from operations	13,689,621	(4,758,464)	1,457,203	(655,333)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,266,807	3,947,695	528,730	370,072
Transfers between Sub-Accounts (including the Fixed Account), net	(3,497,110)	(4,967,683)	(60,850)	(535,567)
Withdrawals, surrenders, annuitizations and contract charges	(37,324,247)	(36,956,340)	(4,809,994)	(5,991,052)

Net accumulation activity	(37,554,550)	(37,976,328)	(4,342,114)	(6,156,547)

Annuitization Activity:
Annuitizations	50,878	(1,542)	—	74,460
Annuity payments and contract charges	(236,465)	(358,408)	(11,340)	(46,862)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	84,032	75,804	(991)	6,763

Net annuitization activity	(101,555)	(284,146)	(12,331)	34,361

Net increase (decrease) from contract owner transactions	(37,656,105)	(38,260,474)	(4,354,445)	(6,122,186)

Total increase (decrease) in net assets	(23,966,484)	(43,018,938)	(2,897,242)	(6,777,519)
Net assets at beginning of year	311,395,276	354,414,214	37,896,204	44,673,723

Net assets at end of year	$287,428,792	$311,395,276	$34,998,962	$37,896,204

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MD8 Sub-Account		MD9 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(820,172)	$(887,948)	$(3,065,254)	$(2,972,144)
Net realized gains (losses)	(2)	(2)	(2)	(3)
Net change in unrealized appreciation/(depreciation)	1	(2)	2	(2)

Increase (decrease) in net assets from operations	(820,173)	(887,952)	(3,065,254)	(2,972,149)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,815,358	2,078,993	3,656,574	4,517,834
Transfers between Sub-Accounts (including the Fixed Account), net	7,553,999	9,944,340	100,031,897	69,068,095
Withdrawals, surrenders, annuitizations and contract charges	(22,131,977)	(14,859,747)	(98,024,593)	(94,208,488)

Net accumulation activity	(8,762,620)	(2,836,414)	5,663,878	(20,622,559)

Annuitization Activity:
Annuitizations	143,850	22,730	4,940	206,514
Annuity payments and contract charges	(112,206)	(147,986)	(32,511)	(40,290)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	206,311	(53,800)	9,694	(10,626)

Net annuitization activity	237,955	(179,056)	(17,877)	155,598

Net increase (decrease) from contract owner transactions	(8,524,665)	(3,015,470)	5,646,001	(20,466,961)

Total increase (decrease) in net assets	(9,344,838)	(3,903,422)	2,580,747	(23,439,110)
Net assets at beginning of year	63,450,866	67,354,288	168,401,641	191,840,751

Net assets at end of year	$54,106,028	$63,450,866	$170,982,388	$168,401,641

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	ME2 Sub-Account		ME3 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$29,859	$136,597	$(190,249)	$23
Net realized gains (losses)	(848,042)	(649,896)	1,096,230	5,923,083
Net change in unrealized appreciation/(depreciation)	243,582	(211,049)	(2,445,157)	(7,579,457)

Increase (decrease) in net assets from operations	(574,601)	(724,348)	(1,539,176)	(1,656,351)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	110,195	353,246	412,279	711,929
Transfers between Sub-Accounts (including the Fixed Account), net	(434,301)	(540,552)	2,216,080	826,437
Withdrawals, surrenders, annuitizations and contract charges	(2,432,572)	(3,454,299)	(8,556,076)	(11,532,323)

Net accumulation activity	(2,756,678)	(3,641,605)	(5,927,717)	(9,993,957)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,862)	(9,545)	(2,371)	(2,375)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,654	(6,086)	1,070	1,760

Net annuitization activity	(2,208)	(15,631)	(1,301)	(615)

Net increase (decrease) from contract owner transactions	(2,758,886)	(3,657,236)	(5,929,018)	(9,994,572)

Total increase (decrease) in net assets	(3,333,487)	(4,381,584)	(7,468,194)	(11,650,923)
Net assets at beginning of year	24,634,929	29,016,513	57,887,140	69,538,063

Net assets at end of year	$21,301,442	$24,634,929	$50,418,946	$57,887,140

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MA5 Sub-Account		MA7 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$469,627	$1,437,460	$78,567	$273,602
Net realized gains (losses)	(115,537)	377,324	11,588	8,999
Net change in unrealized appreciation/(depreciation)	1,598,069	(2,882,797)	313,014	(532,537)

Increase (decrease) in net assets from operations	1,952,159	(1,068,013)	403,169	(249,936)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	258,131	490,134	6,918	3,433
Transfers between Sub-Accounts (including the Fixed Account), net	(150,168)	(598,194)	509,971	135,865
Withdrawals, surrenders, annuitizations and contract charges	(4,599,083)	(4,863,087)	(698,722)	(755,695)

Net accumulation activity	(4,491,120)	(4,971,147)	(181,833)	(616,397)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(68,071)	(80,542)	(632)	(628)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	37,578	(24,783)	(80)	60

Net annuitization activity	(30,493)	(105,325)	(712)	(568)

Net increase (decrease) from contract owner transactions	(4,521,613)	(5,076,472)	(182,545)	(616,965)

Total increase (decrease) in net assets	(2,569,454)	(6,144,485)	220,624	(866,901)
Net assets at beginning of year	30,929,998	37,074,483	6,242,579	7,109,480

Net assets at end of year	$28,360,544	$30,929,998	$6,463,203	$6,242,579

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	ME4 Sub-Account		MA2 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(220,244)	$(224,393)	$(22,311)	$(21,829)
Net realized gains (losses)	1,624,883	2,106,819	87,649	155,570
Net change in unrealized appreciation/(depreciation)	(372,620)	(539,003)	8,684	(38,422)

Increase (decrease) in net assets from operations	1,032,019	1,343,423	74,022	95,319

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	216,428	73,293	8,134	2,006
Transfers between Sub-Accounts (including the Fixed Account), net	107,094	(53,355)	(2,478)	142,593
Withdrawals, surrenders, annuitizations and contract charges	(1,737,206)	(1,828,712)	(103,830)	(211,875)

Net accumulation activity	(1,413,684)	(1,808,774)	(98,174)	(67,276)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(8,855)	(9,681)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(7,707)	6,711	—	—

Net annuitization activity	(16,562)	(2,970)	—	—

Net increase (decrease) from contract owner transactions	(1,430,246)	(1,811,744)	(98,174)	(67,276)

Total increase (decrease) in net assets	(398,227)	(468,321)	(24,152)	28,043
Net assets at beginning of year	15,593,420	16,061,741	1,480,354	1,452,311

Net assets at end of year	$15,195,193	$15,593,420	$1,456,202	$1,480,354

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MF3 Sub-Account		MF5 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(552,880)	$(1,185,892)	$4,955,369	$9,903,663
Net realized gains (losses)	7,408,354	23,569,341	19,320,273	18,534,338
Net change in unrealized appreciation/(depreciation)	5,471,530	(27,066,043)	(4,992,585)	(42,093,432)

Increase (decrease) in net assets from operations	12,327,004	(4,682,594)	19,283,057	(13,655,431)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	259,928	389,287	1,012,157	5,258,552
Transfers between Sub-Accounts (including the Fixed Account), net	(10,161,015)	(637,996)	(3,521,089)	(3,389,450)
Withdrawals, surrenders, annuitizations and contract charges	(10,213,780)	(15,331,428)	(91,642,382)	(89,686,395)

Net accumulation activity	(20,114,867)	(15,580,137)	(94,151,314)	(87,817,293)

Annuitization Activity:
Annuitizations	8,234	—	—	—
Annuity payments and contract charges	(950)	(5,816)	(9,851)	(10,580)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,556	(4,965)	195	(1,113)

Net annuitization activity	8,840	(10,781)	(9,656)	(11,693)

Net increase (decrease) from contract owner transactions	(20,106,027)	(15,590,918)	(94,160,970)	(87,828,986)

Total increase (decrease) in net assets	(7,779,023)	(20,273,512)	(74,877,913)	(101,484,417)
Net assets at beginning of year	77,471,696	97,745,208	650,867,979	752,352,396

Net assets at end of year	$69,692,673	$77,471,696	$575,990,066	$650,867,979

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MF6 Sub-Account		MF7 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$19,224	$61,452	$193,712	$1,370,431
Net realized gains (losses)	248,671	113,089	5,882,198	5,882,068
Net change in unrealized appreciation/(depreciation)	(144,290)	(202,357)	(1,627,156)	(8,356,412)

Increase (decrease) in net assets from operations	123,605	(27,816)	4,448,754	(1,103,913)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	(2,555)	10,914	493,492	779,768
Transfers between Sub-Accounts (including the Fixed Account), net	(132,686)	17,968	(1,347,541)	409,368
Withdrawals, surrenders, annuitizations and contract charges	(371,161)	(356,943)	(10,902,359)	(15,238,543)

Net accumulation activity	(506,402)	(328,061)	(11,756,408)	(14,049,407)

Annuitization Activity:
Annuitizations	—	—	4,940	2,413
Annuity payments and contract charges	(2,144)	(2,302)	(2,766)	(2,356)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	2,012	(3,953)	842	255

Net annuitization activity	(132)	(6,255)	3,016	312

Net increase (decrease) from contract owner transactions	(506,534)	(334,316)	(11,753,392)	(14,049,095)

Total increase (decrease) in net assets	(382,929)	(362,132)	(7,304,638)	(15,153,008)
Net assets at beginning of year	2,640,528	3,002,660	77,277,420	92,430,428

Net assets at end of year	$2,257,599	$2,640,528	$69,972,782	$77,277,420

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MF9 Sub-Account		MG1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$3,338,218	$12,013,967	$(2,598,417)	$(2,207,727)
Net realized gains (losses)	27,079,311	30,624,105	(3,487,214)	(4,321,981)
Net change in unrealized appreciation/(depreciation)	(9,729,943)	(47,737,664)	7,973,884	(6,026,480)

Increase (decrease) in net assets from operations	20,687,586	(5,099,592)	1,888,253	(12,556,188)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	942,142	4,159,962	187,636	890,265
Transfers between Sub-Accounts (including the Fixed Account), net	(239,660)	2,420,487	10,588,772	(2,648,222)
Withdrawals, surrenders, annuitizations and contract charges	(65,176,213)	(66,390,870)	(19,781,435)	(23,268,596)

Net accumulation activity	(64,473,731)	(59,810,421)	(9,005,027)	(25,026,553)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(1,823)	(1,904)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	66	(64)	543	(1,431)

Net annuitization activity	66	(64)	(1,280)	(3,335)

Net increase (decrease) from contract owner transactions	(64,473,665)	(59,810,485)	(9,006,307)	(25,029,888)

Total increase (decrease) in net assets	(43,786,079)	(64,910,077)	(7,118,054)	(37,586,076)
Net assets at beginning of year	434,272,098	499,182,175	164,263,639	201,849,715

Net assets at end of year	$390,486,019	$434,272,098	$157,145,585	$164,263,639

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MF2 Sub-Account		MG2 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(1,087,616)	$(1,312,754)	$(884,022)	$(1,080,350)
Net realized gains (losses)	(466,077)	(694,071)	(182,903)	(472,704)
Net change in unrealized appreciation/(depreciation)	1,537,382	(2,062,510)	890,695	(781,825)

Increase (decrease) in net assets from operations	(16,311)	(4,069,335)	(176,230)	(2,334,879)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,417,821	3,939,475	443,497	948,015
Transfers between Sub-Accounts (including the Fixed Account), net	16,288,580	(5,932,053)	4,842,294	(8,292,912)
Withdrawals, surrenders, annuitizations and contract charges	(47,920,406)	(62,552,657)	(21,993,949)	(27,472,479)

Net accumulation activity	(29,214,005)	(64,545,235)	(16,708,158)	(34,817,376)

Annuitization Activity:
Annuitizations	37,876	68,401	—	4,987
Annuity payments and contract charges	(14,691)	(13,334)	(1,950)	(2,178)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	6,607	(2,173)	289	(987)

Net annuitization activity	29,792	52,894	(1,661)	1,822

Net increase (decrease) from contract owner transactions	(29,184,213)	(64,492,341)	(16,709,819)	(34,815,554)

Total increase (decrease) in net assets	(29,200,524)	(68,561,676)	(16,886,049)	(37,150,433)
Net assets at beginning of year	305,073,432	373,635,108	158,937,215	196,087,648

Net assets at end of year	$275,872,908	$305,073,432	$142,051,166	$158,937,215

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MG3 Sub-Account		MG4 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(296,391)	$(322,181)	$(286,895)	$(325,961)
Net realized gains (losses)	1,841,878	6,617,610	617,670	5,839,265
Net change in unrealized appreciation/(depreciation)	2,787,297	(7,663,559)	3,530,248	(6,890,112)

Increase (decrease) in net assets from operations	4,332,784	(1,368,130)	3,861,023	(1,376,808)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	340,874	437,658	4,175	172,021
Transfers between Sub-Accounts (including the Fixed Account), net	(2,479,591)	(317,422)	(2,588,256)	1,985,667
Withdrawals, surrenders, annuitizations and contract charges	(5,243,025)	(6,875,101)	(3,680,696)	(5,176,293)

Net accumulation activity	(7,381,742)	(6,754,865)	(6,264,777)	(3,018,605)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,545)	(27,964)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	3,273	(2,599)	—	—

Net annuitization activity	1,728	(30,563)	—	—

Net increase (decrease) from contract owner transactions	(7,380,014)	(6,785,428)	(6,264,777)	(3,018,605)

Total increase (decrease) in net assets	(3,047,230)	(8,153,558)	(2,403,754)	(4,395,413)
Net assets at beginning of year	34,980,102	43,133,660	31,822,181	36,217,594

Net assets at end of year	$31,932,872	$34,980,102	$29,418,427	$31,822,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	MG6 Sub-Account		MG7 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$14,885,379	$38,795,546	$(73,357)	$(110,476)
Net realized gains (losses)	96,551,160	74,743,081	949,191	1,005,929
Net change in unrealized appreciation/(depreciation)	(44,111,748)	(137,243,428)	746,622	(1,207,048)

Increase (decrease) in net assets from operations	67,324,791	(23,704,801)	1,622,456	(311,595)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,842,389	9,502,413	46,119	30,854
Transfers between Sub-Accounts (including the Fixed Account), net	(15,009,956)	(10,748,917)	(769,227)	(95,705)
Withdrawals, surrenders, annuitizations and contract charges	(164,165,056)	(245,765,248)	(936,737)	(1,131,559)

Net accumulation activity	(177,332,623)	(247,011,752)	(1,659,845)	(1,196,410)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(376,049)	(367,059)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	9,576	(10,675)	—	—

Net annuitization activity	(366,473)	(377,734)	—	—

Net increase (decrease) from contract owner transactions	(177,699,096)	(247,389,486)	(1,659,845)	(1,196,410)

Total increase (decrease) in net assets	(110,374,305)	(271,094,287)	(37,389)	(1,508,005)
Net assets at beginning of year	1,700,470,142	1,971,564,429	7,573,913	9,081,918

Net assets at end of year	$1,590,095,837	$1,700,470,142	$7,536,524	$7,573,913

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	V44 Sub-Account		V43 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(83,325)	$(58,077)	$(112,680)	$(144,664)
Net realized gains (losses)	675,711	483,276	(138,980)	1,580,928
Net change in unrealized appreciation/(depreciation)	(632,201)	(126,838)	(496,226)	(2,004,325)

Increase (decrease) in net assets from operations	(39,815)	298,361	(747,886)	(568,061)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	359	1,918	4,142	35,231
Transfers between Sub-Accounts (including the Fixed Account), net	2,683,693	594,011	621,248	(121,580)
Withdrawals, surrenders, annuitizations and contract charges	(614,179)	(717,013)	(805,259)	(2,127,181)

Net accumulation activity	2,069,873	(121,084)	(179,869)	(2,213,530)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	2,069,873	(121,084)	(179,869)	(2,213,530)

Total increase (decrease) in net assets	2,030,058	177,277	(927,755)	(2,781,591)
Net assets at beginning of year	3,575,777	3,398,500	7,397,574	10,179,165

Net assets at end of year	$5,605,835	$3,575,777	$6,469,819	$7,397,574

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	O19 Sub-Account		O23 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(294,038)	$(398,881)	$54,706	$44,911
Net realized gains (losses)	2,387,254	7,085,622	1,155,820	1,024,030
Net change in unrealized appreciation/(depreciation)	(2,968,176)	(6,231,186)	(745,490)	(1,178,863)

Increase (decrease) in net assets from operations	(874,960)	455,555	465,036	(109,922)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	35,288	144,168	90,659	264,286
Transfers between Sub-Accounts (including the Fixed Account), net	(23,384)	(981,493)	3,238,699	(237,785)
Withdrawals, surrenders, annuitizations and contract charges	(2,831,272)	(3,851,952)	(2,871,798)	(2,213,900)

Net accumulation activity	(2,819,368)	(4,689,277)	457,560	(2,187,399)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(3,567)	(4,468)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	4,172	(4,529)	—	—

Net annuitization activity	605	(8,997)	—	—

Net increase (decrease) from contract owner transactions	(2,818,763)	(4,698,274)	457,560	(2,187,399)

Total increase (decrease) in net assets	(3,693,723)	(4,242,719)	922,596	(2,297,321)
Net assets at beginning of year	20,459,674	24,702,393	10,095,675	12,392,996

Net assets at end of year	$16,765,951	$20,459,674	$11,018,271	$10,095,675

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	O20 Sub-Account		O21 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(183,256)	$(164,792)	$(1,869,040)	$(2,766,963)
Net realized gains (losses)	2,404,148	4,312,282	55,264,080	74,440,155
Net change in unrealized appreciation/(depreciation)	(2,803,730)	(3,447,541)	(34,459,571)	(68,038,778)

Increase (decrease) in net assets from operations	(582,838)	699,949	18,935,469	3,634,414

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	118,541	124,348	2,131,642	3,417,519
Transfers between Sub-Accounts (including the Fixed Account), net	(1,176,386)	36,947	(9,773,949)	(13,149,797)
Withdrawals, surrenders, annuitizations and contract charges	(3,774,904)	(4,843,164)	(35,959,216)	(47,326,429)

Net accumulation activity	(4,832,749)	(4,681,869)	(43,601,523)	(57,058,707)

Annuitization Activity:
Annuitizations	—	—	19,762	41,239
Annuity payments and contract charges	—	—	(19,252)	(17,970)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	4,131	12,759

Net annuitization activity	—	—	4,641	36,028

Net increase (decrease) from contract owner transactions	(4,832,749)	(4,681,869)	(43,596,882)	(57,022,679)

Total increase (decrease) in net assets	(5,415,587)	(3,981,920)	(24,661,413)	(53,388,265)
Net assets at beginning of year	24,056,298	28,038,218	229,753,746	283,142,011

Net assets at end of year	$18,640,711	$24,056,298	$205,092,333	$229,753,746

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	O04 Sub-Account		PH2 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(93,732)	$(79,995)	$9,126	$8,492
Net realized gains (losses)	539,836	1,721,057	27,891	22,503
Net change in unrealized appreciation/(depreciation)	469,598	(2,167,949)	(18,269)	(50,659)

Increase (decrease) in net assets from operations	915,702	(526,887)	18,748	(19,664)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	109,080	43,165	—	38
Transfers between Sub-Accounts (including the Fixed Account), net	506,728	75,148	126,390	44,396
Withdrawals, surrenders, annuitizations and contract charges	(696,989)	(1,162,757)	(31,602)	(25,537)

Net accumulation activity	(81,181)	(1,044,444)	94,788	18,897

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(81,181)	(1,044,444)	94,788	18,897

Total increase (decrease) in net assets	834,521	(1,571,331)	113,536	(767)
Net assets at beginning of year	6,257,962	7,829,293	200,218	200,985

Net assets at end of year	$7,092,483	$6,257,962	$313,754	$200,218

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	P08 Sub-Account		PC0 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$179,450	$348,534	$148,439	$323,220
Net realized gains (losses)	(699,397)	(1,153,012)	(881,250)	(530,212)
Net change in unrealized appreciation/(depreciation)	2,569,352	(1,592,799)	2,633,608	(2,044,781)

Increase (decrease) in net assets from operations	2,049,405	(2,397,277)	1,900,797	(2,251,773)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	20,956	30,897	152	240,545
Transfers between Sub-Accounts (including the Fixed Account), net	(105,872)	(3,034,907)	(1,197,769)	610,412
Withdrawals, surrenders, annuitizations and contract charges	(2,375,037)	(3,346,827)	(2,279,807)	(3,546,069)

Net accumulation activity	(2,459,953)	(6,350,837)	(3,477,424)	(2,695,112)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(2,459,953)	(6,350,837)	(3,477,424)	(2,695,112)

Total increase (decrease) in net assets	(410,548)	(8,748,114)	(1,576,627)	(4,946,885)
Net assets at beginning of year	19,696,479	28,444,593	18,751,715	23,698,600

Net assets at end of year	$19,285,931	$19,696,479	$17,175,088	$18,751,715

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	P70 Sub-Account		P10 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(2,212)	$11,874	$(198,954)	$1,195,439
Net realized gains (losses)	(132,425)	(48,728)	(10,524,053)	(8,940,390)
Net change in unrealized appreciation/(depreciation)	189,186	(103,529)	15,291,497	(4,357,467)

Increase (decrease) in net assets from operations	54,549	(140,383)	4,568,490	(12,102,418)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	28,132	8	160,377	182,411
Transfers between Sub-Accounts (including the Fixed Account), net	(62,488)	128,025	(3,444,118)	9,969,634
Withdrawals, surrenders, annuitizations and contract charges	(92,791)	(32,402)	(5,104,420)	(7,147,569)

Net accumulation activity	(127,147)	95,631	(8,388,161)	3,004,476

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(107)	(162)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	348	(489)

Net annuitization activity	—	—	241	(651)

Net increase (decrease) from contract owner transactions	(127,147)	95,631	(8,387,920)	3,003,825

Total increase (decrease) in net assets	(72,598)	(44,752)	(3,819,430)	(9,098,593)
Net assets at beginning of year	446,503	491,255	36,847,209	45,945,802

Net assets at end of year	$373,905	$446,503	$33,027,779	$36,847,209

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	PK8 Sub-Account		P20 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$440,129	$547,690	$12,822	$14,357
Net realized gains (losses)	(479,555)	(401,057)	(11,914)	(3,320)
Net change in unrealized appreciation/(depreciation)	1,383,667	(661,514)	37,107	(25,137)

Increase (decrease) in net assets from operations	1,344,241	(514,881)	38,015	(14,100)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,639	81,782	80,373	—
Transfers between Sub-Accounts (including the Fixed Account), net	(854,068)	(1,683,331)	821	(9,144)
Withdrawals, surrenders, annuitizations and contract charges	(1,645,874)	(2,315,596)	(110,497)	(38,128)

Net accumulation activity	(2,495,303)	(3,917,145)	(29,303)	(47,272)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	(1,157)	(1,349)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(84)	(1,551)	—	—

Net annuitization activity	(1,241)	(2,900)	—	—

Net increase (decrease) from contract owner transactions	(2,496,544)	(3,920,045)	(29,303)	(47,272)

Total increase (decrease) in net assets	(1,152,303)	(4,434,926)	8,712	(61,372)
Net assets at beginning of year	12,770,747	17,205,673	361,335	422,707

Net assets at end of year	$11,618,444	$12,770,747	$370,047	$361,335

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	PD6 Sub-Account		P06 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$3,663,878	$(159,781)	$267,976	$1,221,318
Net realized gains (losses)	(9,589,055)	(5,794,434)	(1,236,943)	(318,501)
Net change in unrealized appreciation/(depreciation)	16,704,153	(2,040,174)	2,769,743	(3,398,888)

Increase (decrease) in net assets from operations	10,778,976	(7,994,389)	1,800,776	(2,496,071)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	381,434	2,698,224	247,088	364,983
Transfers between Sub-Accounts (including the Fixed Account), net	(12,367,850)	(17,569,335)	1,055,726	(757,082)
Withdrawals, surrenders, annuitizations and contract charges	(49,624,672)	(65,280,887)	(8,338,140)	(12,231,797)

Net accumulation activity	(61,611,088)	(80,151,998)	(7,035,326)	(12,623,896)

Annuitization Activity:
Annuitizations	—	—	—	58,286
Annuity payments and contract charges	(10,234)	(12,102)	(3,368)	(31,255)
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	1,452	36,035	4,100	(4,320)

Net annuitization activity	(8,782)	23,933	732	22,711

Net increase (decrease) from contract owner transactions	(61,619,870)	(80,128,065)	(7,034,594)	(12,601,185)

Total increase (decrease) in net assets	(50,840,894)	(88,122,454)	(5,233,818)	(15,097,256)
Net assets at beginning of year	549,137,374	637,259,828	51,516,094	66,613,350

Net assets at end of year	$498,296,480	$549,137,374	$46,282,276	$51,516,094

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	P07 Sub-Account		PI3 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$743,260	$7,092,906	$483,501	$(351,597)
Net realized gains (losses)	(1,131,401)	2,287,571	(154,428)	759,016
Net change in unrealized appreciation/(depreciation)	2,624,895	(11,946,087)	(535,696)	(894,578)

Increase (decrease) in net assets from operations	2,236,754	(2,565,610)	(206,623)	(487,159)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	665,666	1,511,270	28,437	208,673
Transfers between Sub-Accounts (including the Fixed Account), net	11,801,578	(6,275,850)	1,569,074	3,660,207
Withdrawals, surrenders, annuitizations and contract charges	(29,767,869)	(44,487,676)	(3,085,161)	(2,728,500)

Net accumulation activity	(17,300,625)	(49,252,256)	(1,487,650)	1,140,380

Annuitization Activity:
Annuitizations	19,762	19,828	—	—
Annuity payments and contract charges	(9,957)	(77,075)	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	(8,542)	(10,082)	—	—

Net annuitization activity	1,263	(67,329)	—	—

Net increase (decrease) from contract owner transactions	(17,299,362)	(49,319,585)	(1,487,650)	1,140,380

Total increase (decrease) in net assets	(15,062,608)	(51,885,195)	(1,694,273)	653,221
Net assets at beginning of year	204,323,414	256,208,609	22,655,392	22,002,171

Net assets at end of year	$189,260,806	$204,323,414	$20,961,119	$22,655,392

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	P72 Sub-Account		W41 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$30,349	$(11,660)	$(5,021)	$(5,932)
Net realized gains (losses)	654,661	896,824	84,486	150,461
Net change in unrealized appreciation/(depreciation)	849,232	(1,667,780)	(38,862)	(148,430)

Increase (decrease) in net assets from operations	1,534,242	(782,616)	40,603	(3,901)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	64,386	43,299	1,829	5,203
Transfers between Sub-Accounts (including the Fixed Account), net	(1,624,161)	3,191,379	5,816	(21,833)
Withdrawals, surrenders, annuitizations and contract charges	(1,593,830)	(2,530,125)	(56,754)	(104,985)

Net accumulation activity	(3,153,605)	704,553	(49,109)	(121,615)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	370	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	370	—	—	—

Net increase (decrease) from contract owner transactions	(3,153,235)	704,553	(49,109)	(121,615)

Total increase (decrease) in net assets	(1,618,993)	(78,063)	(8,506)	(125,516)
Net assets at beginning of year	15,831,203	15,909,266	319,237	444,753

Net assets at end of year	$14,212,210	$15,831,203	$310,731	$319,237

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015

	W42 Sub-Account		W46 Sub-Account[6]
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Operations:
Net investment income (loss)	$(849)	$(1,500)	$(20,028)	$(125,434)
Net realized gains (losses)	9,547	13,320	812,543	(71,847)
Net change in unrealized appreciation/(depreciation)	(6,696)	(13,554)	155,804	(456,488)

Increase (decrease) in net assets from operations	2,002	(1,734)	948,319	(653,769)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	763	134,790
Transfers between Sub-Accounts (including the Fixed Account), net	(1,237)	(1,861)	(40,648,448)	4,458,470
Withdrawals, surrenders, annuitizations and contract charges	(29,675)	(423)	(1,798,301)	(4,355,086)

Net accumulation activity	(30,912)	(2,284)	(42,445,986)	238,174

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	—	—
Transfers between Sub-Accounts, net	—	—	—	—
Adjustments to annuity reserves	—	—	—	—

Net annuitization activity	—	—	—	—

Net increase (decrease) from contract owner transactions	(30,912)	(2,284)	(42,445,986)	238,174

Total increase (decrease) in net assets	(28,910)	(4,018)	(41,497,667)	(415,595)
Net assets at beginning of year	75,099	79,117	41,497,667	41,913,262

Net assets at end of year	$46,189	$75,099	$—	$41,497,667

[6]	The activities for this Sub-Account are for the period of January 1, 2016 to April 28, 2016. Refer to Note 1 for details on merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2016

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account F (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Choice II contracts, Regatta Classic contracts, Regatta Extra contracts, Regatta Flex II contracts, Regatta Flex 4 contracts, Regatta Gold contracts, Regatta Platinum contracts, Masters Access contracts, Masters Choice contracts, Masters Choice II contracts, Masters Extra contracts, Masters Extra II contracts, Masters Flex contracts, Masters Flex II contracts, Masters I Share contracts, Masters IV contracts, Masters VII contracts (collectively the “Contracts”), and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
H24	Huntington VA Dividend Capture Fund	February 12, 2016
H32	Huntington VA Situs Fund	February 12, 2016
MD8	MFS VIT II Money Market Portfolio Initial Class	April 29, 2016
MD9	MFS VIT II Money Market Portfolio Service Class	April 29, 2016
PH2	PIMCO Global Dividend Portfolio, Advisor Class	June 17, 2016

The following Sub-Account was liquidated and merged with an existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
C63	C89	April 29, 2016
C61	C59	April 29, 2016
C62	C60	April 29, 2016
C65	C58	April 29, 2016
C64	C90	April 29, 2016
W46	MD9	April 29, 2016

Columbia Variable Portfolio—Loomis Sayles Growth Fund II Class 1 Sub-Account (C63) has a zero balance at December 31, 2016 and therefore does not appear on the statements of assets and liabilities.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

1. BUSINESS AND ORGANIZATION (CONTINUED)

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
C59, C60, C58, C89, C90	April 29, 2016
M44, M40, M05, M44	August 11, 2014
M07, M35	August 16, 2013
M82, M83, M08, M42	December 10, 2012
M31, M80, MF1, M41	August, 20, 2012

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
FFS	2014

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2016. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract. The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions

The 2003 through 2016 tax years generally remain subject to examination by U.S. federal and most state tax authorities. Although the Sponsor remains jointly and severally liable for consolidated tax liabilities, the Sponsor will be held harmless by its former parent for any such liability. The Sponsor believes that the possibility of a tax liability for the tax years prior to August 1, 2013 is remote. Additionally, the Sponsor does not believe it has any uncertain tax provisions for its stand-alone federal and state income tax returns that would be material to its financial statements. Therefore, the Sponsor did not record a liability for uncertain tax provisions at December 31, 2016.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments and the calculation of the reserve for variable annuities. Actual results could vary from the amounts derived from management’s estimates.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Subsequent events

Management has evaluated events subsequent to December 31, 2016 noting there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, Topic 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2016, the net assets held in the Variable Account was categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2016. There were no transfers between levels during the year ended December 31, 2016.

4. RELATED PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks, the optional death benefit riders and optional living benefit riders are based on the average daily Variable Account assets and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statement of Operations.

The deductions are calculated at different levels based upon the elections made by the contract holder and are transferred periodically to the Sponsor. At December 31, 2016, the deduction is at an effective annual rate as follows:

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9
Regatta	1.40%	—	—	—	—	—	—	—	—
Regatta Gold	1.25%	—	—	—	—	—	—	—	—
Regatta Classic	1.00%	—	—	—	—	—	—	—	—
Regatta Platinum	1.25%	—	—	—	—	—	—	—	—
Regatta Extra	1.30%	1.45%	1.55%	1.70%	—	—	—	—	—
Regatta Choice	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	—	—	—
Regatta Access	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	—	—	—
Regatta Flex 4	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	—	—	—
Regatta Flex II	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Regatta Choice II	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	—	—
Masters Extra	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	—
Masters Choice	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	—
Masters Access	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	—	—	—
Masters Flex	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	—
Masters IV	1.25%	1.30%	1.35%	1.45%	1.50%	1.55%	1.60%	1.65%	1.75%
Masters VII	1.00%	1.05%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	—
Masters Extra II	1.40%	1.80%	—	—	—	—	—	—	—
Masters Choice II	1.05%	1.30%	1.45%	—	—	—	—	—	—
Masters Flex II	1.30%	1.70%	—	—	—	—	—	—	—
Masters I Share	0.50%	—	—	—	—	—	—	—	—

Distribution and administrative expense charges

For assuming the risk that surrender charges may be insufficient to compensate the Sponsor for the costs of distributing the Contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the average daily value of the contract invested in the Sub-Account attributable to Regatta, Masters VII, Masters Extra, Masters Extra II, Masters Choice and Masters Choice II, and at an effective annual rate of 0.20% of the average daily value of the contract invested in the Sub-Account attributable to Masters IV, Masters Access, Masters Flex and Masters Flex II. There are no distribution charges associated with the other contracts listed in Note 1.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Distribution and administrative expense charges (Continued)

Additionally, for Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts, an administrative expense charge is deducted from the assets of the Variable Account at an annual effective rate equal to 0.15% of the average daily Variable Account value. This charge is designed to reimburse the Sponsor for expenses incurred in administering the Contracts, the accounts and the Variable Account that are not covered by the annual account administration fee (“Account Fee”). Distribution and administrative expense charges are reflected in the Statement of Operations.

Administration charges (“Account Fee”)

Each year on the account anniversary date, an Account Fee equal to the lesser of $30 or 2% of the participant’s account value in the case of Regatta Gold, $35 in the case of Regatta Extra and Regatta Platinum contracts, and $50 in the case of Regatta Choice, Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Masters Extra, Masters Choice, Masters Access, Masters Flex, Masters IV, Masters VII, Masters Extra II, Masters Flex II, Masters I Share, and Masters Choice II contracts (after account year 5, the Account Fee for Regatta Gold, Regatta Platinum, Regatta Extra, and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. The Account Fee related to contracts in the accumulation phase is reflected in the Statement of Changes in Net Assets as part of “Withdrawals, surrenders, annuitizations, and contract charges” line item. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year and reflected under the line item “annuity payments and contract charges” in the Statement of Changes in Net Assets.

Surrender charges

The Sponsor does not deduct a sales charge from the purchase payments. However, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn will be deducted to cover certain expenses relating to the sale of Regatta, Regatta Gold, Regatta Flex 4, and Regatta Platinum contracts; 8% for Regatta Extra, Regatta Choice II, Regatta Flex II, Masters Choice, Masters Choice II, Masters Flex, Masters Flex II, Masters Extra, Masters Extra II, Masters IV, and Masters VII; and for 7% for Regatta Choice if the contract holder requests a full withdrawal prior to reaching the pay-out phase. These charges are reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statement of Changes in Net Assets.

Optional living benefit rider charges (“Benefit Fee”)

Benefit Fee is charged for optional living benefit riders elected by the contract holder. The benefit fee is deducted from the related account value as highlighted in the following table.

	Single Life Quarterly Charge	Joint Life Quarterly Charge	Single Life Annual Charge	Joint Life Annual Charge
Secured Returns	0.1000%	N/A	0.40%	N/A
Secured Returns 2	0.1250%	N/A	0.50%	N/A
Secured Returns for Life	0.1250%	N/A	0.50%	N/A
Secured Returns for Life Plus	0.1250%	N/A	0.50%	N/A
Income on Demand	0.1625%	0.2125%	0.65%	0.85%
Income on Demand II	0.1625%	0.2125%	0.65%	0.85%
Retirement Asset Protector	0.1875%	N/A	0.75%	N/A
Retirement Income Escalator	0.1875%	0.2375%	0.75%	0.95%
Income Advisor	0.2250%	0.2750%	0.90%	1.10%
Income on Demand II Plus	0.2375%	0.2875%	0.95%	1.15%
Income on Demand II Escalator	0.2375%	0.2875%	0.95%	1.15%
Retirement Income Escalator II	0.2375%	0.2875%	0.95%	1.15%
Income Riser	0.2750%	0.3250%	1.10%	1.30%
Income on Demand III Escalator	0.2750%	0.3250%	1.10%	1.30%
Income Riser III	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer	0.2750%	0.3000%	1.10%	1.20%
Income Maximizer Plus	0.3125%	0.3625%	1.25%	1.45%

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

5. CONTRACT CHARGES (CONTINUED)

Optional living benefit rider charges (“Benefit Fee”) (Continued)

Income Advisor was only available on Masters I Share contracts. Income Maximizer, Income Maximizer Plus, and Income Riser III were available on Masters Choice II contracts, Masters Extra II contracts, and Masters Flex II contracts. The remaining optional living benefits above were available on Masters Extra, Masters Choice, Masters Flex, and Masters Access contracts.

Secured Returns for Life and Secured Returns for Life Plus were the only optional living benefits available on Masters IV and Masters VII contracts.

Secured Returns, Secured Returns 2, Secured Returns for Life, Secured Returns for Life Plus, Income on Demand, and Retirement Asset Protector were the only optional living benefits available on Regatta Flex II and Regatta Choice II contracts.

Benefit Fee is reflected in the “Withdrawals, surrenders, annuitizations and contract charges” line on the Statement of Changes in Net Assets

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes at the annuity commencement date. However, the Sponsor reserves the right to deduct such taxes when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and who chose the variable payout option. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of at least 3% or 4% per year. The Individual Annuitant Mortality Tables utilized are subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2016 were as follows:

	Purchases	Sales
AL1	$10,159,666	$14,997,810
AO5	5,779,167	17,927,591
AM2	862,385	1,501,904
A98	3,725,958	8,417,447
A74	7,412,383	4,992,299
B18	22,903,728	98,673,840
C65	448,480	6,895,502
C61	455,400	437,947
C62	21,950,801	76,622,228
C64	10,093,154	25,120,867
C71	15,124	8,714
C59	664,310	190,549
C60	74,609,347	10,450,153
C89	98,954	26,438
C90	24,483,531	4,685,094
C58	7,106,936	941,356
FD7	13,449,385	24,943,401
F24	25,944,986	40,466,455
F88	675,247	731,234
FB9	1,042,934	4,292,838
F15	2,448,537	6,536,322
F41	11,796,720	27,943,263
FE3	21,761,781	58,925,601
T21	1,683,757	8,498,349
T20	8,912,957	27,682,427
FE6	3,117,155	8,916,723
T59	1,073,249	2,057,846
F56	2,429,500	5,264,182
F59	10,497,569	21,010,332
FF0	122,713	628,212
F54	19,872,603	42,904,817
FG8	58,088	67,549
F53	8,302,271	11,881,089
FJ9	237,695	263,466
T28	1,663,425	4,714,740
FJ0	35,909	83,756
H24	300,938	718,799
H32	646,332	593,586
V35	1,554,870	3,360,413

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
V13	$6,921,188	$10,361,641
V11	14,097,146	27,532,245
AC1	611,341	1,038,118
J88	19,524,252	9,729,650
J94	5,934,660	5,693,133
L11	3,653,735	12,673,786
L18	1,800,498	6,986,717
L17	3,418,519	9,796,409
M07	31,553,392	56,478,290
M35	39,511,595	86,548,879
M31	10,452,450	18,580,940
M80	6,635,180	4,993,191
MF1	2,542,277	3,997,042
M41	4,510,143	7,752,253
M05	3,696,100	9,392,704
M42	7,496,534	15,779,615
M89	60,810,126	97,438,793
M82	19,609,640	30,775,424
M44	9,406,228	19,583,731
M40	11,725,821	21,933,894
M83	33,810,707	61,582,683
M08	21,340,364	34,194,635
MB6	36,594,823	42,706,466
MB7	11,961,104	19,118,958
MC0	6,697,956	12,852,230
MA0	23,742,370	32,616,983
MC2	10,879,201	14,721,512
MC1	7,008,692	11,336,388
MC3	543,905	2,867,563
MA1	1,406,749	4,532,312
MC4	1,087,468	2,321,606
MC5	186,574	207,968
MC6	3,453,241	6,676,908
MC7	760,672	427,238
MC8	2,040,134	12,509,141
MC9	250,185	1,269,483
MD0	4,673,198	8,749,743
M92	58,009,541	100,615,030
M96	8,921,870	16,937,615
MD2	30,309,277	46,351,007
MA6	8,267,178	14,555,568
MA3	8,907,413	17,220,883
M97	4,136,493	6,427,757
MD5	3,217,763	3,734,559
M98	3,061,000	6,884,627
M93	14,157,498	25,692,836
MD6	39,993,945	46,197,859
MB3	6,341,957	6,989,612
MD8	20,868,566	30,087,365

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

7. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
MD9	$139,597,250	$137,707,447
ME2	1,051,392	3,841,161
ME3	5,578,630	11,716,384
MA5	2,606,135	6,863,249
MA7	881,335	1,006,691
ME4	1,185,468	2,431,350
MA2	233,936	317,620
MF3	9,844,479	23,068,530
MF5	54,162,562	123,203,432
MF6	445,084	916,058
MF7	8,058,710	18,545,000
MF9	50,875,222	84,467,404
MG1	17,024,973	28,765,286
MF2	25,054,557	55,329,209
MG2	15,560,709	33,204,019
MG3	3,962,156	8,855,801
MG4	5,861,011	10,505,157
MG6	145,040,406	227,792,563
MG7	1,820,359	2,870,600
V44	4,408,405	1,504,040
V43	1,597,492	1,600,902
O19	3,984,423	5,162,057
O23	4,257,196	3,748,856
O20	3,614,679	7,519,008
O21	32,126,538	51,949,472
O04	1,257,259	1,191,968
PH2	249,140	86,136
P08	1,886,821	4,168,772
PC0	1,575,936	4,882,614
P70	34,496	164,020
P10	3,163,683	11,779,238
PK8	1,246,137	3,301,419
P20	67,807	84,288
PD6	27,191,608	85,304,844
P06	3,445,751	10,271,230
P07	19,523,456	36,242,425
PI3	4,371,410	5,359,102
P72	2,691,227	5,656,939
W41	145,642	92,971
W42	12,179	32,144
W46	1,527,995	43,969,080

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2016 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	582,846	1,230,067	(647,221)
AO5	710,557	1,717,646	(1,007,089)
AM2	133,001	194,475	(61,474)
A98	675,879	1,320,511	(644,632)
A74	424,398	338,604	85,794
B18	2,294,363	7,242,421	(4,948,058)
C65	35,451	549,257	(513,806)
C61	49,862	52,880	(3,018)
C62	511,848	6,147,475	(5,635,627)
C64	61,082	1,633,797	(1,572,715)
C71	704	465	239
C59	64,984	17,759	47,225
C60	7,564,709	1,040,462	6,524,247
C89	9,523	2,366	7,157
C90	2,478,535	458,208	2,020,327
C58	691,204	75,267	615,937
FD7	934,013	1,850,034	(916,021)
F24	1,143,669	2,845,221	(1,701,552)
F88	40,929	48,694	(7,765)
FB9	61,637	308,169	(246,532)
F15	133,887	469,437	(335,550)
F41	485,830	1,779,719	(1,293,889)
FE3	1,772,634	4,633,124	(2,860,490)
T21	218,003	795,826	(577,823)
T20	558,298	1,740,309	(1,182,011)
FE6	104,609	717,237	(612,628)
T59	138,671	226,824	(88,153)
F56	85,850	269,618	(183,768)
F59	771,821	1,792,904	(1,021,083)
FF0	1,266	47,937	(46,671)
F54	386,218	2,135,853	(1,749,635)
FG8	1,918	3,920	(2,002)
F53	177,974	443,800	(265,826)
FJ9	7,897	16,267	(8,370)
T28	142,871	389,754	(246,883)
FJ0	2,878	8,003	(5,125)
H24	25,016	56,813	(31,797)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
H32	8,276	43,379	(35,103)
V35	85,765	220,713	(134,948)
V13	412,609	837,160	(424,551)
V11	960,611	2,034,557	(1,073,946)
AC1	51,857	85,020	(33,163)
J88	2,132,425	1,248,686	883,739
J94	432,996	436,270	(3,274)
L11	622,383	1,644,144	(1,021,761)
L18	143,476	372,810	(229,334)
L17	164,932	482,004	(317,072)
M07	1,463,738	5,056,817	(3,593,079)
M35	3,007,653	8,546,680	(5,539,027)
M31	228,319	826,485	(598,166)
M80	255,557	243,214	12,343
MF1	135,733	467,266	(331,533)
M41	159,261	422,593	(263,332)
M05	267,877	991,829	(723,952)
M42	683,854	1,445,989	(762,135)
M89	6,920,932	11,152,470	(4,231,538)
M82	488,089	2,193,184	(1,705,095)
M44	484,638	2,182,671	(1,698,033)
M40	1,597,886	3,033,682	(1,435,796)
M83	1,070,877	4,724,898	(3,654,021)
M08	1,019,074	2,721,241	(1,702,167)
MB6	443,109	1,704,977	(1,261,868)
MB7	307,464	953,030	(645,566)
MC0	255,718	604,977	(349,259)
MA0	1,434,400	2,126,484	(692,084)
MC2	182,620	700,789	(518,169)
MC1	340,968	774,311	(433,343)
MC3	24,702	121,888	(97,186)
MA1	189,231	422,556	(233,325)
MC4	68,126	117,597	(49,471)
MC5	20,323	19,367	956
MC6	66,639	241,176	(174,537)
MC7	27,496	19,700	7,796
MC8	107,234	596,208	(488,974)
MC9	16,729	70,010	(53,281)
MD0	108,345	327,084	(218,739)
M92	2,662,698	8,316,409	(5,653,711)
M96	470,575	927,786	(457,211)
MD2	2,691,627	4,011,553	(1,319,926)
MA6	234,222	617,706	(383,484)
MA3	443,971	1,018,865	(574,894)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
M97	116,973	331,748	(214,775)
MD5	286,779	373,914	(87,135)
M98	64,400	214,486	(150,086)
M93	1,066,568	1,981,986	(915,418)
MD6	666,285	2,942,549	(2,276,264)
MB3	146,210	380,135	(233,925)
MD8	2,143,853	2,885,548	(741,695)
MD9	21,835,377	21,257,812	577,565
ME2	57,944	237,902	(179,958)
ME3	435,087	748,405	(313,318)
MA5	134,556	373,594	(239,038)
MA7	45,060	54,129	(9,069)
ME4	93,452	250,132	(156,680)
MA2	10,367	16,291	(5,924)
MF3	313,061	1,600,763	(1,287,702)
MF5	3,152,082	9,548,425	(6,396,343)
MF6	36,804	59,170	(22,366)
MF7	519,623	1,212,703	(693,080)
MF9	1,291,939	4,743,803	(3,451,864)
MG1	1,948,633	2,665,043	(716,410)
MF2	3,377,566	6,269,368	(2,891,802)
MG2	2,219,830	3,902,383	(1,682,553)
MG3	133,937	546,837	(412,900)
MG4	321,097	680,356	(359,259)
MG6	4,101,925	14,642,716	(10,540,791)
MG7	76,362	157,627	(81,265)
V44	236,931	106,734	130,197
V43	118,872	130,700	(11,828)
O19	172,700	306,475	(133,775)
O23	977,349	915,384	61,965
O20	192,340	437,744	(245,404)
O21	552,024	2,471,760	(1,919,736)
O04	40,458	44,004	(3,546)
PH2	15,472	7,189	8,283
P08	176,035	368,553	(192,518)
PC0	168,134	504,115	(335,981)
P70	9,261	34,162	(24,901)
P10	813,319	2,293,862	(1,480,543)
PK8	64,134	159,080	(94,946)
P20	5,888	8,724	(2,836)
PD6	2,153,725	7,752,149	(5,598,424)
P06	298,221	753,808	(455,587)
P07	1,564,536	2,614,606	(1,050,070)
PI3	409,620	552,577	(142,957)
P72	240,242	421,255	(181,013)
W41	2,454	4,644	(2,190)
W42	24	1,961	(1,937)
W46	185,904	4,037,527	(3,851,623)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2015 were as follows:

	10/1/2015 Annuity Units	Units Issued	Units Redeemed	Net Increase (Decrease)
AL1	—	10,709,461	11,161,271	(451,810)
AO5	—	25,801,553	26,560,449	(758,896)
AM2	—	2,126,569	2,255,916	(129,347)
A98	—	19,712,589	21,349,409	(1,636,820)
A74	1,888	1,207,219	1,288,245	(79,138)
B18	7,896	90,028,161	95,634,147	(5,598,090)
C61	—	5,247	4,851	396
C62	75	18,121,208	19,525,918	(1,404,635)
C64	4,042	4,605,538	5,090,575	(480,995)
C65	—	1,314,328	1,401,989	(87,661)
C71	—	5,182	5,143	39
FD7	—	17,793,644	18,041,469	(247,825)
F24	8,822	37,120,940	38,922,675	(1,792,913)
F88	—	303,221	354,686	(51,465)
FB9	—	1,800,564	2,009,450	(208,886)
F15	—	1,991,375	2,212,440	(221,065)
F41	122	20,886,117	22,160,100	(1,273,861)
FE3	3,248	72,886,832	77,366,252	(4,476,172)
T21	39	7,858,801	7,797,763	61,077
T20	4,502	21,045,148	21,942,298	(892,648)
FE6	—	2,995,066	3,378,073	(383,007)
T59	—	1,394,506	1,526,317	(131,811)
F56	1,056	2,959,661	3,176,161	(215,444)
F59	3,225	18,833,753	20,082,729	(1,245,751)
FF0	—	467,805	480,949	(13,144)
F54	1,737	25,967,548	26,980,644	(1,011,359)
FG8	—	45,593	45,221	372
F53	—	3,074,411	3,208,486	(134,075)
FJ9	—	115,285	119,048	(3,763)
T28	—	3,588,196	4,061,166	(472,970)
FJ0	—	58,896	66,968	(8,072)
H24	—	461,494	546,387	(84,893)
H27	—	—	230,193	(230,193)
H32	—	491,812	586,438	(94,626)
V35	—	1,598,772	1,620,431	(21,659)
V13	—	7,393,243	7,709,167	(315,924)
V11	—	21,050,843	21,522,781	(471,938)
AC1	—	800,980	705,342	95,638

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	10/1/2015 Annuity Units	Units Issued	Units Redeemed	Net Increase (Decrease)
J88	—	11,232,719	11,127,266	105,453
J94	—	2,006,215	2,147,385	(141,170)
L11	278	14,647,400	14,630,185	17,493
L18	791	3,951,484	4,138,930	(186,655)
L17	297	5,334,167	5,646,460	(311,996)
M07	253,564	3,462,686	7,259,089	(3,542,839)
M35	40,885	35,000,857	42,078,444	(7,036,702)
M31	19,699	2,596,425	3,180,460	(564,336)
M80	340	1,663,275	1,759,386	(95,771)
MF1	7,558	774,550	1,014,822	(232,714)
M41	499	4,297,863	4,666,225	(367,863)
M05	9,558	3,635,682	4,209,759	(564,519)
M42	3,292	11,013,392	11,714,634	(697,950)
M89	10,111	185,272,971	194,444,965	(9,161,883)
M82	340	36,406,822	38,300,272	(1,893,110)
M44	90,002	1,427,643	3,363,111	(1,845,466)
M40	—	19,511,464	20,390,180	(878,716)
M83	94,729	41,843,956	45,524,181	(3,585,496)
M08	7,940	27,228,101	29,471,059	(2,235,018)
MB6	50,232	4,130,116	5,466,596	(1,286,248)
MB7	8,002	10,125,284	10,904,586	(771,300)
MC0	19,797	700,060	1,022,267	(302,410)
MA0	885	27,100,285	28,182,208	(1,081,038)
MC2	26,972	617,830	1,214,307	(569,505)
MC1	4,999	6,054,264	6,296,875	(237,612)
MC3	8,369	346,871	476,837	(121,597)
MA1	52	4,138,589	4,279,838	(141,197)
MC4	2,197	457,748	547,901	(87,956)
MC5	98	158,337	166,750	(8,315)
MC6	6,005	200,221	342,935	(136,709)
MC7	—	41,264	52,828	(11,564)
MC8	29,678	436,497	971,862	(505,687)
MC9	—	867,257	931,755	(64,498)
MD0	11,663	312,654	563,990	(239,673)
M92	4,179	126,316,515	134,643,607	(8,322,913)
M96	22,300	6,178,584	6,837,069	(636,185)
MD2	22,916	55,702,797	58,290,292	(2,564,579)
MA6	14,409	2,168,933	2,580,825	(397,483)
MA3	3,320	7,640,103	8,138,451	(495,028)
M97	8,198	2,107,651	2,338,302	(222,453)
MD5	144	3,544,233	3,748,186	(203,809)
M98	12,107	263,207	367,847	(92,533)
M93	160	26,237,901	27,823,441	(1,585,380)
MD6	123,044	7,685,132	10,012,727	(2,204,551)
MB3	5,101	2,890,914	3,204,067	(308,052)
MD8	85,846	2,563,421	2,845,547	(196,280)
MD9	29,688	58,433,883	60,673,908	(2,210,337)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

8. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	10/1/2015 Annuity Units	Units Issued	Units Redeemed	Net Increase (Decrease)
ME2	3,428	368,002	578,806	(207,376)
ME3	1,109	8,294,984	8,754,013	(457,920)
MA5	12,010	420,773	684,462	(251,679)
MA7	272	180,979	216,335	(35,084)
ME4	12,117	364,728	575,766	(198,921)
MA2	—	55,821	59,999	(4,178)
MF3	667	16,378,065	17,370,222	(991,490)
MF5	1,972	56,228,448	62,209,070	(5,978,650)
MF6	277	201,912	215,608	(13,419)
MF7	1,192	15,229,169	16,099,089	(868,728)
MF9	—	20,511,160	23,711,495	(3,200,335)
MG1	1,566	44,579,454	46,644,551	(2,063,531)
MF2	9,574	100,742,381	107,105,975	(6,354,020)
MG2	1,875	52,758,453	56,244,560	(3,484,232)
MG3	789	5,345,686	5,726,559	(380,084)
MG4	—	5,686,540	5,859,626	(173,086)
MG6	53,695	110,153,500	124,809,855	(14,602,660)
MG7	—	1,063,117	1,121,699	(58,582)
V44	—	616,524	626,613	(10,089)
V43	—	1,165,223	1,296,708	(131,485)
O19	396	2,092,973	2,299,630	(206,261)
O23	—	2,264,551	2,491,982	(227,431)
O20	—	2,615,185	2,834,043	(218,858)
O21	6,253	34,815,994	37,426,824	(2,604,577)
O04	—	284,135	316,014	(31,879)
PH2	—	21,479	19,706	1,773
P08	—	4,439,289	4,913,371	(474,082)
PC0	—	5,368,508	5,615,854	(247,346)
P70	—	208,718	190,119	18,599
P10	491	19,143,305	18,511,785	632,011
PK8	1,002	1,198,938	1,349,136	(149,196)
P20	—	82,323	86,689	(4,366)
PD6	5,450	126,234,817	133,151,666	(6,911,399)
P06	3,533	10,480,393	11,297,483	(813,557)
P07	9,629	40,223,043	43,256,478	(3,023,806)
PI3	—	6,163,451	6,057,172	106,279
P72	—	2,568,814	2,530,505	38,309
W41	—	58,427	64,892	(6,465)
W42	—	6,638	6,756	(118)
W46	—	12,510,562	12,495,455	15,107

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,					For the years ended December 31,
	Units	Unit Value lowest to highest[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
AL1
2016	3,865,256	$14.3855	to	$12.5630	$51,387,951	1.79%	0.65%	to	2.25%	3.76%	to	2.09%
2015	4,512,477	13.8637	to	12.3054	58,432,090	1.78	0.65	to	2.25	0.64	to	(0.99)
2014	4,964,287	13.7762	to	12.4279	64,503,559	2.37	0.65	to	2.25	6.41	to	4.70
2013	5,318,723	11.8701	to	12.9459	65,572,601	2.26	0.65	to	2.25	13.66	to	15.52
2012	5,475,295	10.5211	to	11.2069	59,011,011	1.91	0.65	to	2.10	10.98	to	12.63
AO5
2016	8,585,060	11.7699	to	10.5496	95,788,842	0.56	0.65	to	2.55	2.69	to	0.73
2015	9,592,149	11.4611	to	10.4731	105,174,303	0.59	0.65	to	2.55	(1.94)	to	(3.82)
2014	10,351,045	11.6881	to	10.8888	116,820,056	0.38	0.65	to	2.55	3.53	to	1.55
2013	9,712,844	10.7227	to	11.2896	106,896,574	0.29	0.65	to	2.55	9.08	to	11.21
2012	5,428,829	9.9060	to	10.1521	54,255,262	0.13	0.65	to	2.10	5.73	to	7.30
AM2
2016	713,443	7.8616	to	7.3171	5,466,235	—	1.35	to	2.15	(8.32)	to	(9.07)
2015	774,917	8.5754	to	8.0468	6,494,198	0.06	1.35	to	2.15	(3.50)	to	(4.28)
2014	904,264	8.8860	to	8.4064	7,870,546	—	1.35	to	2.15	(2.75)	to	(3.54)
2013	1,020,343	8.7145	to	9.1370	9,149,747	0.73	1.35	to	2.15	10.89	to	11.79
2012	1,093,270	7.8010	to	8.1732	8,792,098	1.46	1.35	to	2.30	12.57	to	13.67
A98
2016	5,133,617	7.2932	to	6.6668	36,247,936	1.05	1.30	to	2.30	(2.09)	to	(3.08)
2015	5,778,249	7.4488	to	6.8786	41,831,964	2.01	1.30	to	2.30	1.07	to	0.05
2014	7,415,069	7.3699	to	6.8755	53,322,213	3.22	1.30	to	2.30	(7.68)	to	(8.61)
2013	8,077,654	7.5012	to	7.9827	63,128,091	5.72	1.30	to	2.35	19.85	to	21.13
2012	9,822,886	6.2590	to	6.5900	63,597,746	1.34	1.30	to	2.35	11.50	to	12.70
A74
2016	523,358	21.2769	to	19.4750	10,562,629	0.42	0.65	to	2.30	23.98	to	21.92
2015	437,564	17.1614	to	15.9732	7,178,377	0.50	0.65	to	2.30	(6.31)	to	(7.86)
2014	516,702	18.3166	to	17.3365	9,178,175	0.47	0.65	to	2.30	8.24	to	6.44
2013	553,196	16.2876	to	16.9226	9,166,477	0.51	0.65	to	2.30	34.47	to	36.74
2012	127,943	12.1521	to	12.2638	1,588,940	0.33	1.35	to	2.05	16.03	to	16.86
B18
2016	35,145,601	12.6320	to	14.0152	523,480,827	1.15	0.65	to	2.35	3.13	to	1.37
2015	40,093,659	12.2486	to	13.8264	584,729,720	0.98	0.65	to	2.35	(1.64)	to	(3.33)
2014	45,691,749	12.4534	to	14.3024	684,040,864	2.09	0.65	to	2.35	1.27	to	(0.46)
2013	52,777,976	12.2973	to	15.1505	787,728,876	1.01	0.65	to	2.35	11.73	to	13.67
2012	59,518,591	10.8182	to	13.4228	788,739,478	1.47	0.65	to	2.55	7.15	to	9.25
C65
2016	—	9.8054	to	12.3340	—	0.80	1.30	to	2.10	(4.24)	to	(4.49)
2015	513,806	10.2392	to	12.9140	6,857,974	0.28	1.30	to	2.10	(1.33)	to	(2.13)
2014	601,467	10.3774	to	13.1953	8,180,085	0.03	1.30	to	2.10	(6.33)	to	(7.09)
2013	667,648	10.6265	to	15.1870	9,749,224	0.41	1.30	to	2.10	17.87	to	18.83
2012	801,506	8.8906	to	12.7869	9,865,957	0.91	1.30	to	2.10	15.14	to	16.08
C61
2016	—	17.1122	to	16.0816	—	—	1.35	to	1.90	(6.80)	to	(6.97)
2015	3,018	17.9633	to	17.7677	53,720	—	1.55	to	1.65	(3.28)	to	(13.42)
2014	2,622	17.7916			46,643	—	1.65			7.26
2013	2,841	16.5871			47,121	0.45	1.65			40.08
2012	3,484	11.8408			41,258	—	1.65			9.54
C62
2016	—	15.5095	to	11.8811	—	—	0.65	to	2.30	(6.66)	to	(7.17)
2015	5,635,627	16.6154	to	12.7981	76,304,541	—	0.65	to	2.30	0.60	to	(1.07)
2014	7,040,262	16.5163	to	12.9366	95,782,832	—	0.65	to	2.30	8.12	to	6.32
2013	8,725,729	12.1253	to	15.2766	110,940,837	0.24	0.65	to	2.35	38.66	to	41.08
2012	11,724,482	8.7443	to	10.8285	106,744,410	—	0.65	to	2.35	8.50	to	10.40

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
C63
2014	—	$—			$1	0.04%	1.65%	to	1.75%	7.62%	to	7.51%
2013	2,169	16.3665	to	16.5136	35,578	0.25	1.65	to	1.75	33.27	to	33.40
2012	2,170	12.2809	to	12.3786	26,696	0.74	1.65	to	1.75	10.26	to	10.38
C64
2016	—	17.4651	to	14.6266	—	0.19	0.65	to	2.25	(0.66)	to	(1.19)
2015	1,572,715	17.5816	to	14.7239	24,527,188	—	0.65	to	2.30	1.22	to	(0.54)
2014	2,053,710	17.3704	to	14.8046	32,044,120	0.06	0.65	to	2.30	8.46	to	6.66
2013	2,153,236	13.9292	to	16.0160	31,284,082	0.07	0.65	to	2.25	32.27	to	34.43
2012	2,686,650	10.4998	to	11.9139	29,316,702	0.48	0.65	to	2.30	9.33	to	11.18
C71
2016	2,366	21.2353	to	20.4850	49,461	0.39	1.55	to	1.85	30.68	to	30.29
2015	2,127	16.2493	to	15.7231	34,255	0.56	1.55	to	1.85	(7.77)	to	(8.05)
2014	2,088	17.6183	to	17.0999	36,485	0.48	1.55	to	1.85	1.45	to	1.14
2013	2,076	16.9066	to	17.3660	35,796	0.72	1.55	to	1.85	31.56	to	31.96
2012	1,184	12.8507	to	13.0562	15,387	0.29	1.65	to	1.85	9.19	to	9.41
C59
2016	47,225	10.4695	to	10.5251	493,355	—	1.35	to	2.10	4.70	to	5.25
C60
2016	6,524,247	10.5036	to	10.3862	68,050,656	—	0.65	to	2.30	5.04	to	3.86
C89
2016	7,157	10.4571	to	10.4571	74,841	—	1.35	to	1.35	4.57	to	4.57
C90
2016	2,020,327	10.4906	to	10.3770	21,055,048	—	0.65	to	2.25	4.91	to	3.77
C58
2016	615,937	9.8447	to	9.6674	5,971,463	1.10	1.30	to	2.10	(1.55)	to	(3.33)
FD7
2016	6,637,474	16.1118	to	14.5197	102,788,152	1.13	0.65	to	2.25	6.28	to	4.57
2015	7,553,495	15.1593	to	14.3059	111,120,652	1.25	0.65	to	2.30	(0.29)	to	1.48
2014	7,801,320	15.2037	to	14.0970	116,145,981	1.32	0.65	to	2.30	9.30	to	7.49
2013	7,562,294	13.1149	to	14.0597	103,919,564	1.36	1.30	to	2.30	16.54	to	17.73
2012	7,507,371	11.3885	to	11.9421	87,912,238	1.53	1.30	to	2.10	12.40	to	13.32
F24
2016	11,005,874	18.8423	to	15.4835	181,782,257	0.58	0.65	to	2.35	7.03	to	5.20
2015	12,707,426	17.6047	to	14.7183	198,122,776	0.77	0.65	to	2.35	(0.24)	to	(1.94)
2014	14,500,339	17.6466	to	15.0102	228,891,089	0.69	0.65	to	2.35	10.93	to	9.03
2013	16,883,265	13.7669	to	15.9081	242,518,324	0.80	0.65	to	2.35	27.88	to	30.10
2012	20,321,365	10.7657	to	12.2274	226,589,248	1.09	0.65	to	2.35	13.40	to	15.38
F88
2016	207,643	15.1173	to	13.8816	3,001,549	1.27	1.35	to	2.10	3.81	to	3.02
2015	215,408	14.5625	to	13.4747	3,006,722	1.46	1.35	to	2.10	(1.87)	to	(2.62)
2014	266,873	14.8405	to	13.8371	3,823,400	1.13	1.35	to	2.10	2.80	to	2.02
2013	366,195	13.5628	to	14.4357	5,112,070	1.35	1.35	to	2.10	10.82	to	11.67
2012	453,269	12.1048	to	12.9273	5,687,870	1.64	1.35	to	2.25	9.06	to	10.07
FB9
2016	1,020,459	15.5472	to	13.9546	15,173,885	1.17	1.30	to	2.25	4.20	to	3.20
2015	1,266,991	14.9198	to	13.5217	18,207,001	1.50	1.30	to	2.25	(1.80)	to	(2.75)
2014	1,475,877	15.1933	to	13.9034	21,668,717	1.29	1.30	to	2.25	3.10	to	2.10
2013	1,808,434	13.6168	to	14.7369	25,834,253	1.41	1.30	to	2.25	11.54	to	12.62
2012	2,213,373	12.2083	to	13.0854	28,165,613	1.74	1.30	to	2.25	9.37	to	10.44
F15
2016	1,691,367	15.5919	to	13.9150	25,385,912	1.20	1.30	to	2.30	4.43	to	3.37
2015	2,026,917	14.9308	to	13.4614	29,229,313	1.53	1.30	to	2.30	(1.75)	to	(2.75)
2014	2,247,982	15.1973	to	13.8419	33,093,994	1.32	1.30	to	2.30	3.24	to	2.19
2013	2,727,741	13.2873	to	14.7210	39,069,394	1.52	0.65	to	2.30	12.98	to	14.88
2012	2,941,746	11.9896	to	12.8982	37,000,260	1.71	1.30	to	2.30	10.46	to	11.59

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value [4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
F41
2016	6,007,337	$16.8246	to	$15.6761	$106,126,074	0.28%	0.65%	to	2.30%	11.20%	to	3.49%
2015	7,301,226	15.1306	to	15.1469	117,171,457	0.24	0.65	to	2.30	(2.27)	to	(3.89)
2014	8,575,087	15.4818	to	15.8235	142,229,294	0.02	0.65	to	2.25	5.34	to	3.65
2013	10,268,467	14.6966	to	16.3096	163,285,319	0.26	0.65	to	2.35	32.68	to	34.99
2012	12,996,921	10.8875	to	12.1619	154,665,507	0.38	0.65	to	2.35	11.86	to	13.81
FE3
2016	22,736,161	13.1653	to	12.5649	313,290,374	0.53	0.65	to	2.55	4.49	to	2.49
2015	25,596,651	12.6001	to	12.2598	340,985,348	0.60	0.65	to	2.55	1.18	to	(0.76)
2014	30,072,823	12.4532	to	12.3532	399,793,906	2.65	0.65	to	2.55	(1.87)	to	(3.75)
2013	33,340,140	12.6902	to	14.0011	456,002,716	1.66	0.65	to	2.55	10.36	to	12.51
2012	37,860,350	11.2791	to	12.5261	464,766,322	0.74	0.65	to	2.55	11.89	to	14.08
T21
2016	2,224,462	12.5433	to	11.1941	26,654,823	0.83	1.30	to	2.30	15.92	to	14.74
2015	2,802,285	10.8211	to	9.7559	29,094,768	2.00	1.30	to	2.30	(20.65)	to	(21.45)
2014	2,741,208	13.6370	to	12.4206	36,027,868	1.53	1.30	to	2.30	(9.58)	to	(10.50)
2013	2,977,837	13.8777	to	15.0823	43,477,768	1.85	1.30	to	2.30	(3.20)	to	(2.21)
2012	2,973,922	14.3367	to	15.4232	44,554,239	1.44	1.30	to	2.30	10.55	to	11.68
T20
2016	5,668,828	15.7992	to	17.0744	105,713,504	2.01	1.30	to	2.50	5.78	to	4.50
2015	6,850,839	14.9357	to	18.1124	121,352,263	3.09	1.30	to	2.55	(7.71)	to	1.67
2014	7,743,487	16.1832	to	17.8155	149,297,405	1.89	1.30	to	2.55	(12.29)	to	(13.40)
2013	8,445,001	17.0938	to	23.0962	186,410,420	2.43	1.30	to	2.55	19.84	to	21.37
2012	10,512,459	14.1988	to	19.0405	192,256,195	3.17	1.30	to	2.55	15.20	to	16.69
FE6
2016	2,475,754	13.9431	to	12.5173	33,663,567	3.95	1.35	to	2.55	11.65	to	10.29
2015	3,088,382	12.4880	to	11.3489	37,738,539	2.79	1.35	to	2.55	(7.48)	to	(8.61)
2014	3,471,389	13.4975	to	12.4175	45,953,705	2.78	1.35	to	2.55	1.46	to	0.23
2013	3,944,019	12.3896	to	13.3034	51,560,794	12.11	1.35	to	2.55	20.62	to	22.10
2012	4,517,904	10.5024	to	10.8955	48,525,970	2.78	1.35	to	2.10	12.90	to	13.77
T59
2016	531,876	11.0934	to	10.0171	5,559,572	—	0.65	to	2.55	2.20	to	0.25
2015	620,029	10.8545	to	9.9925	6,420,065	7.82	0.65	to	2.55	(5.01)	to	(6.83)
2014	751,840	11.4273	to	10.7250	8,287,607	4.82	0.65	to	2.55	1.03	to	(0.90)
2013	749,817	10.8224	to	11.3105	8,275,057	4.41	0.65	to	2.55	(1.05)	to	0.88
2012	372,598	10.9809	to	11.2124	4,125,222	5.80	0.65	to	2.25	12.37	to	14.22
F56
2016	1,040,279	15.8582	to	19.0576	21,317,014	2.04	1.30	to	2.25	8.19	to	7.15
2015	1,224,047	14.6571	to	17.3044	23,282,566	2.58	1.30	to	2.25	(7.70)	to	(11.06)
2014	1,439,491	15.8804	to	19.4571	29,759,539	1.35	1.30	to	2.25	(4.08)	to	(5.00)
2013	1,577,153	15.4863	to	22.7083	34,020,697	2.71	1.30	to	2.30	27.81	to	29.12
2012	1,891,734	12.0793	to	17.5958	31,651,870	2.01	1.30	to	2.30	18.27	to	19.49
F59
2016	6,181,841	14.4793	to	12.8587	84,955,589	4.95	0.65	to	2.30	13.28	to	11.40
2015	7,202,924	12.7816	to	11.5427	88,276,667	4.65	0.65	to	2.30	(7.66)	to	(9.19)
2014	8,448,675	13.8417	to	12.7112	113,301,488	4.99	0.65	to	2.30	3.94	to	2.21
2013	9,121,585	12.4364	to	13.3321	118,825,574	6.33	0.65	to	2.30	11.32	to	13.20
2012	10,438,756	11.1716	to	11.8550	121,315,834	6.45	1.30	to	2.30	10.05	to	11.18

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
FF0
2016	174,678	$13.6995	to	$13.1580	$2,367,221	4.61%	1.35%	to	2.10%	12.33%	to	11.48%
2015	221,349	12.1956	to	11.8032	2,675,685	4.38	1.35	to	2.10	(8.40)	to	(9.10)
2014	234,493	13.3139	to	12.9843	3,101,054	4.73	1.35	to	2.10	3.11	to	2.33
2013	232,968	12.6890	to	13.1224	2,995,129	6.25	0.65	to	2.10	11.46	to	13.11
2012	219,490	11.3840	to	11.6010	2,515,056	6.87	0.65	to	2.10	10.18	to	11.83
F54
2016	7,296,500	17.3704	to	19.2457	168,372,832	1.98	0.65	to	2.55	15.30	to	13.10
2015	9,046,135	15.0650	to	17.0167	183,026,033	2.98	0.65	to	2.55	(5.55)	to	(7.36)
2014	10,057,494	15.9510	to	18.3689	217,645,971	1.96	0.65	to	2.55	6.43	to	4.39
2013	11,763,564	14.9879	to	21.3191	241,465,876	2.06	0.65	to	2.55	24.99	to	27.43
2012	14,648,890	11.7619	to	16.8490	238,076,966	2.06	0.65	to	2.55	11.32	to	13.50
FG8
2016	17,750	16.9831	to	16.3559	298,131	1.91	1.35	to	2.05	14.38	to	13.56
2015	19,752	14.8484	to	14.4022	290,680	2.95	1.35	to	2.05	(6.33)	to	(7.00)
2014	19,380	15.8522	to	15.4858	305,130	2.14	1.35	to	2.05	5.60	to	4.85
2013	13,774	14.7698	to	15.0120	205,905	2.06	1.35	to	2.05	25.43	to	26.32
2012	12,309	11.7754	to	11.8836	145,875	2.21	1.35	to	2.05	11.85	to	12.65
F53
2016	975,482	20.6828	to	28.7869	33,974,255	0.83	0.65	to	2.55	29.34	to	26.87
2015	1,241,308	15.9909	to	22.6902	33,770,572	0.63	0.65	to	2.55	(7.99)	to	(9.75)
2014	1,375,383	17.3794	to	25.1414	41,053,979	0.62	0.65	to	2.55	(0.08)	to	(1.99)
2013	1,567,440	17.3937	to	31.5174	47,194,557	1.28	0.65	to	2.55	32.77	to	35.35
2012	1,751,017	12.8507	to	23.4505	39,374,752	0.76	0.65	to	2.50	15.41	to	17.61
FJ9
2016	44,227	20.0288	to	19.2891	877,516	0.65	1.35	to	2.05	28.36	to	27.45
2015	52,597	15.6030	to	15.1342	813,592	0.53	1.35	to	2.05	(8.77)	to	(9.42)
2014	56,360	17.1026	to	16.7073	957,085	0.48	1.35	to	2.05	(0.88)	to	(1.58)
2013	50,422	16.9760	to	17.5351	865,842	1.12	0.65	to	2.05	33.33	to	35.24
2012	50,191	12.7319	to	12.8489	643,132	0.69	1.35	to	2.05	15.83	to	16.66
T28
2016	1,385,829	12.1651	to	13.1050	19,230,035	3.46	0.65	to	2.25	7.24	to	5.51
2015	1,632,712	11.3441	to	12.4205	21,339,869	6.56	0.65	to	2.25	(4.49)	to	(6.03)
2014	2,105,682	11.8779	to	13.2179	29,004,810	6.10	0.65	to	2.25	1.20	to	(0.43)
2013	2,335,970	11.7372	to	14.1815	32,166,899	6.13	0.65	to	2.30	0.94	to	2.64
2012	2,573,447	11.4349	to	13.9072	35,029,483	6.96	0.65	to	2.30	10.15	to	12.02
FJ0
2016	28,744	11.5214	to	11.0959	329,206	3.06	1.35	to	2.05	6.41	to	5.65
2015	33,869	11.3392	to	10.5022	364,463	5.99	0.65	to	2.05	(3.07)	to	(5.94)
2014	41,941	11.6988	to	11.1660	479,427	5.71	0.65	to	2.05	1.09	to	(0.33)
2013	43,918	11.2034	to	11.5725	500,863	5.70	0.65	to	2.05	1.05	to	2.50
2012	33,907	11.0868	to	11.1887	378,585	7.29	1.35	to	2.05	10.35	to	11.14
HBF
2014	—	—	to	—	—	3.15	1.35	to	2.10	0.29	to	—
2013	988,273	14.7503	to	15.2845	14,981,788	1.82	1.35	to	2.10	12.73	to	13.59
2012	1,240,009	13.0852	to	13.4560	16,579,285	1.47	1.35	to	2.10	7.20	to	8.02
H24
2016	103,249	14.9810	to	14.2426	1,527,346	4.49	1.35	to	1.90	5.52	to	4.94
2015	135,046	14.1967	to	13.5725	1,892,317	3.96	1.35	to	1.90	(4.37)	to	(4.90)
2014	219,939	14.8447	to	14.2716	3,224,544	4.11	1.35	to	1.90	8.67	to	8.07
2013	341,476	13.0440	to	13.6600	4,608,325	2.90	1.35	to	2.10	17.44	to	18.34
2012	396,553	11.1065	to	11.5427	4,528,237	3.84	1.35	to	2.10	9.11	to	9.95

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
HVG
2014	—	$—			$—	0.13%	1.35%	to	1.90%	(3.00%)	to	(3.20%)
2013	78,457	10.3462	to	10.7016	830,844	0.96	1.35	to	1.90	31.20	to	31.94
2012	105,576	7.8856	to	8.1111	848,512	0.36	1.35	to	1.90	8.34	to	8.95
HVI
2014	—	—			—	5.00	1.35	to	2.10	6.41	to	6.03
2013	81,411	11.0666	to	11.5892	932,571	3.73	1.35	to	2.10	21.21	to	22.14
2012	113,189	9.1301	to	9.4886	1,062,389	3.72	1.35	to	2.10	8.39	to	9.23
H27
2015	—	9.6560	to	9.1381	—	1.75	1.35	to	2.10	3.03	to	2.89
2014	230,193	9.3724	to	8.8817	2,122,261	1.49	1.35	to	2.10	(7.95)	to	(8.65)
2013	473,837	9.7224	to	10.1815	4,749,934	1.34	1.35	to	2.10	20.33	to	21.25
2012	599,889	8.0800	to	8.3974	4,972,427	1.19	1.35	to	2.10	11.63	to	12.49
HVM
2013	—	—			—	1.45	1.35	to	1.90	11.48	to	11.63
2012	8,808	9.2715	to	9.5366	82,921	0.60	1.35	to	1.90	8.50	to	9.11
HVC
2014	—	—			—	0.52	1.35	to	2.10	2.14	to	1.78
2013	116,539	13.3851	to	14.0172	1,606,941	0.74	1.35	to	2.10	29.56	to	30.55
2012	159,752	10.3312	to	10.7368	1,690,777	0.27	1.35	to	2.10	12.17	to	13.03
HVS
2014	—	—	to	—	—	3.60	1.35	to	2.10	0.48	to	0.19
2013	737,944	10.7284	to	11.2348	8,218,734	2.50	1.35	to	2.10	(3.75)	to	(3.02)
2012	771,336	11.1469	to	11.5843	8,869,495	2.42	1.35	to	2.10	1.17	to	1.95
HVN
2012	—	—			—	—	1.35	to	2.10	18.65	to	18.95
HRS
2014	—	—			—	2.83	1.35	to	2.10	(2.24)	to	(2.52)
2013	308,937	7.3255	to	7.6491	2,330,630	0.98	1.35	to	2.10	6.81	to	7.63
2012	349,676	6.8582	to	7.1067	2,457,433	0.23	1.35	to	2.10	2.13	to	2.92
HVR
2014	—	—			—	0.23	1.35	to	2.10	(1.42)	to	(1.70)
2013	131,266	10.6411	to	11.1435	1,442,554	0.73	1.35	to	2.10	21.82	to	22.76
2012	155,429	8.7348	to	9.0777	1,394,690	1.64	1.35	to	2.10	4.68	to	5.49
H32
2016	122,712	14.8475	to	13.8570	1,796,035	0.62	1.35	to	2.10	9.51	to	8.67
2015	157,815	13.5587	to	12.7511	2,112,682	0.52	1.35	to	2.10	(8.42)	to	(9.12)
2014	252,441	14.8054	to	14.0303	3,690,597	0.39	1.35	to	2.10	(3.39)	to	(4.12)
2013	340,400	14.6333	to	15.3243	5,154,845	0.31	1.35	to	2.10	29.15	to	30.14
2012	437,852	11.3304	to	11.7752	5,102,981	—	1.35	to	2.10	20.04	to	20.96
V35
2016	523,944	18.0681	to	15.3400	9,219,910	0.11	1.35	to	2.10	13.66	to	12.80
2015	658,892	15.8962	to	14.9758	10,234,351	0.01	1.35	to	2.10	(10.58)	to	(11.26)
2014	680,551	17.7777	to	16.8766	11,851,444	0.20	1.35	to	2.10	8.00	to	7.18
2013	705,458	15.7463	to	16.4608	11,412,161	0.57	1.35	to	2.10	31.12	to	32.12
2012	497,553	12.0090	to	12.7466	6,119,962	0.58	0.65	to	2.10	14.60	to	16.31

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V13
2016	2,109,158	$19.7645	to	$14.0059	$32,417,640	1.29%	0.65%	to	2.55%	16.23%	to	14.00%
2015	2,533,709	17.0051	to	12.2855	33,829,593	1.58	0.65	to	2.55	(6.80)	to	(8.59)
2014	2,849,633	18.2467	to	13.4396	41,192,148	1.06	0.65	to	2.55	8.39	to	6.32
2013	2,946,646	12.6409	to	16.8341	39,678,147	1.48	0.65	to	2.55	32.20	to	34.77
2012	2,455,811	9.5623	to	10.3003	24,746,978	1.55	1.30	to	2.55	15.88	to	17.37
V11
2016	6,225,472	17.2143	to	16.2194	105,689,244	1.61	0.65	to	2.10	14.09	to	12.42
2015	7,299,418	15.0885	to	14.4270	109,646,517	2.17	0.65	to	2.10	(3.22)	to	(4.63)
2014	7,771,356	15.5903	to	15.1276	121,727,423	1.60	0.65	to	2.10	8.06	to	6.48
2013	6,967,224	14.0805	to	14.8512	101,917,116	1.68	0.65	to	2.25	22.08	to	24.07
2012	4,842,609	11.6196	to	12.0545	57,677,285	1.81	0.65	to	2.10	10.02	to	11.65
AC1
2016	210,017	12.6609	to	12.1604	2,613,067	1.15	1.35	to	2.10	(2.04)	to	(2.78)
2015	243,180	12.9242	to	12.5084	3,100,461	1.41	1.35	to	2.10	(3.93)	to	(4.66)
2014	147,542	13.4530	to	13.1200	1,963,336	1.56	1.35	to	2.10	(1.26)	to	(2.01)
2013	93,459	13.3271	to	13.6249	1,265,384	1.18	1.35	to	2.30	15.99	to	17.12
2012	16,040	11.5883	to	11.6337	186,262	1.24	1.35	to	1.65	13.34	to	13.69
J88
2016	4,467,729	10.8018	to	9.8869	45,830,587	2.50	0.65	to	2.30	1.17	to	(0.51)
2015	3,583,990	10.6765	to	10.0247	36,693,573	3.11	0.65	to	2.10	0.21	to	(1.25)
2014	3,478,537	10.6543	to	10.1520	35,919,894	3.62	0.65	to	2.10	4.03	to	2.51
2013	2,366,142	9.9032	to	10.2415	23,724,644	3.93	0.65	to	2.10	(3.80)	to	(2.38)
2012	858,794	10.2340	to	10.4910	8,892,765	2.33	0.65	to	2.55	2.37	to	4.38
J94
2016	610,046	20.2108	to	18.7003	11,727,631	0.71	0.65	to	2.10	9.97	to	8.37
2015	613,320	18.3776	to	17.2559	10,824,807	0.91	0.65	to	2.10	(0.06)	to	(1.52)
2014	754,490	18.3895	to	17.5229	13,476,661	0.76	0.65	to	2.10	12.87	to	11.22
2013	325,342	15.7548	to	16.2927	5,212,710	1.08	0.65	to	2.10	33.05	to	35.01
2012	100,716	11.8494	to	11.9582	1,199,600	0.88	1.35	to	2.05	14.86	to	15.69
L11
2016	4,251,904	8.8917	to	8.5784	38,857,707	1.00	0.65	to	2.35	19.99	to	17.94
2015	5,273,665	7.4101	to	7.2733	40,573,672	1.13	0.65	to	2.35	(20.58)	to	(21.94)
2014	5,256,172	9.3297	to	9.3172	51,420,479	1.67	0.65	to	2.35	(5.26)	to	(6.88)
2013	5,760,595	9.8474	to	10.6476	60,059,241	1.38	0.65	to	2.35	(3.56)	to	(1.89)
2012	5,713,464	10.0366	to	10.9237	61,330,118	1.54	0.65	to	2.35	19.17	to	21.25
L18
2016	1,243,093	17.1039	to	19.1710	26,470,868	—	0.65	to	2.50	0.58	to	(1.30)
2015	1,472,427	17.0061	to	19.4230	31,539,261	—	0.65	to	2.50	2.06	to	0.15
2014	1,659,082	16.6636	to	19.3930	35,208,118	—	0.65	to	2.50	5.38	to	3.42
2013	2,007,338	18.6553	to	22.9112	40,883,716	—	1.30	to	2.55	33.58	to	35.30
2012	2,655,359	13.9651	to	16.9340	40,130,308	—	1.30	to	2.55	11.18	to	12.61
L17
2016	1,720,494	18.1758	to	21.3338	39,783,024	1.08	0.65	to	2.30	14.99	to	13.08
2015	2,037,566	15.8061	to	18.8657	41,432,558	1.08	0.65	to	2.30	(4.07)	to	(5.66)
2014	2,349,562	16.4770	to	19.9986	50,345,227	0.42	0.65	to	2.30	6.44	to	4.68
2013	2,786,160	15.4793	to	21.0606	56,663,879	0.25	0.65	to	2.30	32.64	to	34.88
2012	2,764,087	14.4039	to	15.7255	42,125,655	0.52	1.30	to	2.30	8.03	to	9.14

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
EGS
2012	—	$—			$—	0.05%	1.00%	to	1.85%	13.19%	to	13.81%
MFF
2012	—	—			—	—	1.00	to	2.25	12.71	to	13.62
M07
2016	29,910,041	12.2267	to	11.9316	362,343,544	2.88	1.15	to	1.85	7.85	to	7.08
2015	33,503,120	11.3363	to	11.1431	377,393,483	2.58	1.15	to	1.85	(1.50)	to	(2.21)
2014	37,045,959	11.5073	to	11.3954	428,275,096	1.85	1.15	to	1.85	7.25	to	6.49
2013	41,621,978	10.7007	to	10.7298	449,385,727	1.77	1.15	to	1.85	7.01	to	7.30
M35
2016	32,522,599	12.3304	to	11.5526	387,743,049	2.61	0.65	to	2.55	8.11	to	6.04
2015	38,061,626	11.4057	to	10.8944	423,982,545	2.32	0.65	to	2.55	(1.23)	to	(3.11)
2014	45,098,328	11.5472	to	11.2447	513,985,416	1.67	0.65	to	2.55	7.53	to	5.48
2013	54,392,986	10.6609	to	10.7384	582,198,307	1.66	0.65	to	2.55	6.61	to	7.38
M31
2016	5,426,005	11.6429	to	11.3291	123,629,170	0.04	1.00	to	1.85	1.42	to	0.55
2015	6,024,171	11.4800	to	11.2673	136,388,570	0.15	1.00	to	1.85	6.48	to	5.57
2014	6,588,507	10.7810	to	10.6729	142,083,425	0.10	1.00	to	1.85	7.86	to	6.93
2013	7,603,903	8.9609	to	38.9941	150,048,532	0.23	1.00	to	1.85	34.32	to	35.48
2012	8,715,181	6.6678	to	28.8924	126,358,221	—	1.00	to	1.85	1.81	to	2.14
M80
2016	863,914	18.4555	to	28.9819	21,240,396	—	0.65	to	2.30	1.51	to	(2.62)
2015	851,571	18.1802	to	29.7614	20,421,532	—	0.65	to	2.30	6.60	to	4.83
2014	947,342	17.0540	to	28.3893	21,392,555	—	0.65	to	2.30	7.98	to	6.18
2013	957,977	15.2725	to	30.3796	20,199,476	0.12	0.65	to	2.25	33.43	to	35.61
2012	1,067,867	11.4290	to	22.5272	17,349,507	—	1.15	to	2.25	1.57	to	1.99
MF1
2016	2,360,839	9.2491	to	8.2190	20,746,816	—	1.15	to	1.85	3.72	to	2.97
2015	2,692,372	8.9176	to	7.9820	22,872,751	—	1.15	to	1.85	3.42	to	2.68
2014	2,925,086	8.6063	to	7.7739	24,193,882	—	1.15	to	1.85	7.61	to	6.85
2013	3,214,346	7.0908	to	8.0117	24,799,452	—	1.15	to	1.85	35.17	to	36.16
2012	3,355,284	5.2403	to	5.8842	19,045,900	—	1.15	to	1.85	2.92	to	3.19
M41
2016	1,460,801	12.2240	to	18.5451	29,172,668	—	1.15	to	2.35	3.41	to	2.16
2015	1,724,133	11.8206	to	18.1534	33,576,678	—	1.15	to	2.35	3.23	to	1.98
2014	2,091,996	11.4506	to	17.8013	40,469,079	—	1.15	to	2.35	7.31	to	6.01
2013	2,385,661	9.7733	to	22.4833	43,834,880	—	1.15	to	2.35	33.99	to	35.64
2012	3,042,637	7.2567	to	16.5842	41,719,426	—	1.15	to	2.50	2.77	to	4.26
M05
2016	4,550,411	10.6045	to	10.3875	47,735,809	—	1.00	to	1.85	7.96	to	7.03
2015	5,274,363	9.8226	to	9.7048	51,473,702	—	1.00	to	1.85	(2.87)	to	(3.70)
2014	5,838,882	10.1124	to	10.0778	59,042,352	—	1.00	to	1.85	1.12	to	0.78
M42
2016	3,472,298	14.3524	to	13.2562	45,183,766	—	0.65	to	2.55	8.09	to	6.02
2015	4,234,433	13.2781	to	12.5030	51,679,700	—	0.65	to	2.55	(2.78)	to	(4.64)
2014	4,932,383	13.6580	to	13.1116	62,789,692	—	0.65	to	2.55	(8.10)	to	(9.85)
2013	1,244,536	14.6197	to	14.8611	18,296,470	—	0.65	to	2.10	38.25	to	40.30
2012	1,253,717	10.5720	to	10.5924	13,270,525	—	0.65	to	2.30	5.72	to	5.92

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M89
2016	54,097,481	$11.2556	to	$10.1637	$579,337,780	3.20%	0.65%	to	2.55%	3.33%	to	1.36%
2015	58,329,019	10.8924	to	10.0275	610,129,654	2.99	0.65	to	2.55	(1.23)	to	(3.12)
2014	67,490,902	11.0278	to	10.3501	721,401,282	2.69	0.65	to	2.55	4.93	to	2.93
2013	75,771,098	9.6804	to	10.5094	779,097,934	1.07	0.65	to	2.55	(3.81)	to	(1.93)
2012	85,754,971	10.0069	to	10.7163	907,744,211	0.19	0.65	to	2.55	0.07	to	6.36
M82
2016	9,907,870	15.9063	to	14.6264	151,167,809	0.51	0.65	to	2.30	7.78	to	4.42
2015	11,612,965	14.7576	to	14.0971	166,083,179	0.45	0.65	to	2.10	(0.12)	to	(1.58)
2014	13,506,075	14.7757	to	14.3235	195,371,707	0.56	0.65	to	2.10	9.22	to	7.63
2013	16,264,441	13.3085	to	13.5283	217,583,373	0.29	0.65	to	2.10	29.23	to	31.14
2012	21,332,345	10.2959	to	10.3158	219,815,489	—	0.65	to	2.30	2.96	to	3.16
M44
2016	11,888,231	9.4362	to	9.2738	111,519,024	3.84	1.15	to	1.85	10.20	to	9.41
2015	13,586,264	8.5625	to	8.4762	115,876,289	4.13	1.15	to	1.85	(15.49)	to	(16.10)
2014	15,431,730	10.1315	to	10.1029	157,354,271	2.07	1.15	to	1.85	1.32	to	1.03
M40
2016	7,287,818	9.4141	to	9.1202	67,546,731	3.56	1.00	to	2.30	10.12	to	8.68
2015	8,723,614	8.5486	to	8.3920	73,904,560	3.83	1.00	to	2.30	(15.61)	to	(16.72)
2014	9,602,330	10.1299	to	10.0768	97,018,095	1.93	1.00	to	2.30	1.30	to	0.77
M83
2016	19,203,768	11.8689	to	15.8414	272,478,586	2.08	1.15	to	2.50	12.79	to	11.24
2015	22,857,789	10.5228	to	14.8028	291,415,553	2.19	1.15	to	2.55	(1.87)	to	0.71
2014	26,443,285	10.7223	to	14.6986	348,288,933	1.87	1.15	to	2.55	7.22	to	7.69
2013	19,546,304	13.6487	to	13.8438	269,468,965	1.14	1.30	to	2.55	32.42	to	34.12
2012	25,592,147	10.3068	to	10.3219	264,127,204	—	1.30	to	2.55	3.07	to	3.22
M08
2016	9,064,489	16.9448	to	14.9209	137,624,810	1.86	0.65	to	2.50	13.04	to	5.53
2015	10,766,656	14.9906	to	14.1384	146,351,882	2.02	0.65	to	2.50	(1.58)	to	(3.41)
2014	13,001,674	15.2310	to	14.6377	182,060,917	3.15	0.65	to	2.50	9.49	to	7.45
2013	1,001,872	13.6854	to	13.8022	13,784,206	0.99	1.35	to	2.10	32.75	to	33.77
2012	1,256,681	10.3091	to	10.3182	12,962,256	—	1.35	to	2.10	3.09	to	3.18
MB6
2016	9,827,330	30.4722	to	16.5398	274,414,193	1.43	1.15	to	1.85	7.21	to	6.44
2015	11,089,198	28.4221	to	15.5391	290,589,545	1.57	1.15	to	1.85	(0.02)	to	(0.74)
2014	12,375,446	16.5128	to	15.6556	328,827,039	1.65	1.15	to	1.85	11.27	to	10.49
2013	13,963,398	13.5787	to	49.6504	335,078,758	2.04	1.15	to	1.85	33.88	to	34.85
2012	15,937,014	10.1375	to	36.9102	284,268,803	1.68	1.15	to	1.85	13.23	to	14.06
MB7
2016	3,165,481	21.1190	to	21.5140	76,171,922	1.25	1.00	to	2.50	7.09	to	5.47
2015	3,811,047	19.7201	to	21.0114	86,489,467	1.25	1.00	to	2.55	(0.14)	to	1.91
2014	4,582,347	19.7475	to	20.6168	105,320,011	1.38	1.00	to	2.55	11.16	to	9.42
2013	5,813,652	15.9698	to	24.1277	121,852,464	1.74	1.00	to	2.55	32.59	to	34.70
2012	7,733,934	11.9588	to	17.9491	121,965,691	1.37	1.00	to	2.55	12.15	to	13.95
MC0
2016	2,639,684	23.6109	to	20.5132	58,807,589	4.07	1.15	to	1.85	5.08	to	4.32
2015	2,988,943	22.4704	to	19.6641	63,529,911	3.96	1.15	to	1.85	(1.45)	to	(2.16)
2014	3,291,353	21.7244	to	20.0978	71,633,113	3.75	1.15	to	1.85	4.56	to	3.82
2013	3,586,004	19.0130	to	21.8027	74,837,112	4.08	1.15	to	1.85	(2.12)	to	(1.41)
2012	4,392,042	19.3030	to	22.1141	93,350,707	4.92	1.15	to	1.85	9.24	to	10.04

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MA0
2016	8,446,444	$12.4116	to	$14.0494	$149,405,681	3.90%	0.65%	to	2.50%	5.29%	to	3.91%
2015	9,138,528	11.7876	to	13.5201	155,094,085	3.78	0.65	to	2.50	(1.23)	to	(3.07)
2014	10,219,566	11.9341	to	13.9480	177,253,081	3.62	0.65	to	2.50	4.91	to	2.95
2013	10,687,410	11.3759	to	18.0972	178,270,189	4.08	0.65	to	2.50	(3.00)	to	(1.16)
2012	9,751,262	11.5089	to	18.4014	166,516,251	4.64	0.65	to	2.55	8.16	to	10.28
MC2
2016	4,258,493	29.2369	to	18.7314	97,617,989	0.76	1.15	to	1.85	10.11	to	9.32
2015	4,776,662	26.5525	to	17.1351	99,683,494	0.55	1.15	to	1.85	(1.34)	to	(2.05)
2014	5,346,167	19.1135	to	17.4945	113,882,760	0.80	1.15	to	1.85	10.10	to	9.32
2013	5,928,013	15.4053	to	24.4424	114,679,328	0.99	1.15	to	1.85	32.13	to	33.09
2012	6,563,929	11.6470	to	18.3649	95,519,770	0.78	1.15	to	1.85	14.30	to	15.13
MC1
2016	2,161,230	19.8405	to	15.8192	37,582,688	0.45	0.65	to	2.25	10.35	to	8.57
2015	2,594,573	17.9804	to	14.5707	41,219,748	0.30	0.65	to	2.25	(1.05)	to	(2.65)
2014	2,832,185	18.1715	to	14.9667	46,069,765	0.56	0.65	to	2.25	10.34	to	8.57
2013	3,243,424	13.7856	to	25.4526	48,214,531	0.77	0.65	to	2.25	31.26	to	33.41
2012	3,536,923	10.4710	to	19.1846	39,795,981	0.54	0.65	to	2.30	13.55	to	15.48
MC3
2016	699,804	24.1864	to	21.0156	16,866,599	0.62	1.00	to	1.85	8.27	to	7.34
2015	796,990	22.3385	to	19.5780	17,765,433	0.94	1.00	to	1.85	(13.76)	to	(14.51)
2014	918,587	25.9038	to	22.8996	24,006,037	0.64	1.00	to	1.85	(7.66)	to	(8.45)
2013	1,069,130	25.0134	to	30.8705	30,332,889	1.55	1.00	to	1.85	(6.96)	to	(6.16)
2012	1,170,564	26.8859	to	33.0133	35,575,216	1.10	1.00	to	1.85	16.77	to	17.79
MA1
2016	1,403,830	8.1584	to	11.1075	18,711,593	0.37	0.65	to	2.55	8.33	to	6.26
2015	1,637,155	7.5307	to	10.4527	20,171,751	0.58	0.65	to	2.55	(13.65)	to	(15.30)
2014	1,778,352	8.7212	to	12.3414	25,532,430	0.41	0.65	to	2.55	(7.59)	to	(9.36)
2013	1,912,047	9.4376	to	34.9436	29,856,169	1.43	0.65	to	2.55	(7.81)	to	(6.02)
2012	1,981,331	10.0417	to	37.3877	33,553,289	0.89	0.65	to	2.50	15.62	to	17.83
MC4
2016	640,441	16.4663	to	14.3695	11,249,055	—	1.00	to	1.85	(0.70)	to	(1.55)
2015	689,912	16.5821	to	14.5958	12,301,550	2.44	1.00	to	1.85	(4.62)	to	(5.44)
2014	777,868	17.3851	to	15.4352	14,774,648	0.53	1.00	to	1.85	(0.28)	to	(1.13)
2013	935,239	15.6124	to	22.9637	17,862,748	—	1.00	to	1.85	(7.01)	to	(6.21)
2012	1,121,650	16.7896	to	24.5777	23,029,564	2.90	1.00	to	1.85	(1.23)	to	(0.37)
MC5
2016	111,398	15.1182	to	13.5556	1,568,339	—	1.15	to	1.85	(1.15)	to	(1.85)
2015	110,442	15.2941	to	15.0234	1,583,099	2.55	1.15	to	2.05	(4.96)	to	(0.34)
2014	118,757	16.0931	to	15.0741	1,804,378	0.19	1.15	to	2.05	(0.67)	to	(1.57)
2013	164,670	13.7755	to	16.4557	2,532,443	—	1.15	to	2.05	(7.37)	to	(6.52)
2012	136,568	14.8332	to	17.6563	2,246,301	2.50	1.15	to	2.05	(1.73)	to	(0.83)
MC6
2016	1,566,590	31.9832	to	14.0815	43,506,302	0.58	1.15	to	1.85	4.86	to	4.11
2015	1,741,127	30.4997	to	13.5259	46,420,205	0.95	1.15	to	1.85	(2.66)	to	(3.36)
2014	1,877,836	14.3617	to	13.9964	52,631,162	0.50	1.15	to	1.85	3.12	to	2.39
2013	2,092,115	12.7440	to	40.1105	57,215,898	0.67	1.15	to	1.85	19.01	to	19.88
2012	2,365,951	10.7025	to	33.5420	54,517,556	0.72	1.15	to	1.85	17.50	to	18.35

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MC7
2016	104,234	$20.4535	to	$20.4656	$2,325,270	0.35%	1.15%	to	2.55%	4.63%	to	3.15%
2015	96,438	19.5480	to	19.8404	1,996,561	0.62	1.15	to	2.55	(2.95)	to	(4.33)
2014	108,002	20.1429	to	20.7381	2,299,179	0.19	1.15	to	2.55	2.86	to	1.40
2013	175,811	17.9370	to	26.0623	3,534,222	0.38	1.15	to	2.55	17.86	to	19.55
2012	179,854	15.1109	to	21.8117	3,076,199	0.47	1.15	to	2.10	16.97	to	18.11
MC8
2016	3,836,452	22.0136	to	11.1342	86,911,841	1.12	1.15	to	1.85	4.24	to	3.49
2015	4,325,426	21.1183	to	10.7590	93,596,211	1.26	1.15	to	1.85	(1.94)	to	(2.65)
2014	4,831,113	11.4495	to	11.0518	107,911,560	1.06	1.15	to	1.85	1.22	to	0.50
2013	5,432,212	9.9571	to	33.9097	120,583,776	1.56	1.15	to	1.85	21.71	to	22.59
2012	6,184,482	8.1769	to	27.7289	112,011,193	1.58	1.15	to	1.85	14.64	to	15.48
MC9
2016	369,037	15.8845	to	19.6450	6,490,047	0.81	1.10	to	2.25	4.05	to	2.84
2015	422,318	15.2657	to	19.1018	7,232,070	0.96	1.10	to	2.25	(2.18)	to	(3.32)
2014	486,816	15.6054	to	19.7568	8,587,086	0.75	1.10	to	2.25	1.03	to	(0.15)
2013	571,136	14.0599	to	22.3523	9,984,130	1.25	1.10	to	2.25	20.90	to	22.32
2012	804,018	11.5821	to	18.2921	11,694,232	1.31	1.15	to	2.25	13.94	to	15.23
MD0
2016	1,899,277	28.6923	to	18.1988	51,409,257	—	1.15	to	1.85	5.03	to	4.27
2015	2,118,016	27.3178	to	17.4528	54,757,714	5.17	1.15	to	1.85	(3.34)	to	(4.04)
2014	2,357,689	19.8453	to	18.1874	63,972,507	2.80	1.15	to	1.85	3.26	to	2.53
2013	2,653,641	17.6120	to	34.6579	69,875,165	2.55	1.15	to	1.85	6.82	to	7.60
2012	2,816,638	16.4786	to	32.2897	69,236,431	1.92	1.15	to	1.85	7.52	to	8.31
M92
2016	56,171,972	12.4709	to	11.3569	686,213,466	—	0.65	to	2.55	5.29	to	3.28
2015	61,825,683	11.8441	to	10.9963	724,423,931	4.89	0.65	to	2.55	(3.12)	to	(4.98)
2014	70,148,596	12.2261	to	11.5723	855,730,233	2.58	0.65	to	2.55	3.57	to	1.59
2013	78,489,983	11.3913	to	21.0923	933,031,187	2.33	0.65	to	2.55	5.77	to	7.84
2012	83,848,269	10.8365	to	19.6683	933,129,242	1.79	0.65	to	2.35	6.68	to	8.55
M96
2016	4,799,909	19.8527	to	15.3592	92,685,337	2.68	1.15	to	1.85	(0.11)	to	(0.83)
2015	5,257,120	19.8742	to	15.4874	102,055,769	2.73	1.15	to	1.85	(0.67)	to	(1.39)
2014	5,893,305	17.1661	to	15.7056	116,290,449	2.42	1.15	to	1.85	3.65	to	2.92
2013	6,645,894	14.9236	to	24.4099	127,074,581	2.17	1.15	to	1.85	(4.40)	to	(3.70)
2012	7,678,114	15.5939	to	25.4107	153,265,951	3.16	1.15	to	1.85	0.62	to	1.36
MD2
2016	16,682,003	10.5502	to	10.9635	214,602,842	2.37	0.65	to	2.50	0.02	to	(1.84)
2015	18,001,929	10.5479	to	11.2494	233,787,906	2.39	0.65	to	2.55	(0.40)	to	(0.96)
2014	20,566,508	10.5899	to	11.3580	271,002,756	2.18	0.65	to	2.55	3.99	to	2.00
2013	24,621,249	10.1838	to	14.4102	314,785,436	1.93	0.65	to	2.55	(5.37)	to	(3.53)
2012	27,316,157	10.5561	to	15.0126	365,299,829	2.86	0.65	to	2.55	(0.35)	to	1.60
MA6
2016	2,350,891	21.8140	to	19.0023	59,541,819	6.62	1.00	to	1.85	12.69	to	11.72
2015	2,734,375	19.3581	to	17.0090	61,795,969	6.84	1.00	to	1.85	(5.18)	to	(5.99)
2014	3,131,858	20.4147	to	18.0929	75,760,388	5.28	1.00	to	1.85	1.78	to	0.90
2013	3,573,022	17.9306	to	36.2344	85,666,186	2.34	1.00	to	1.85	4.46	to	5.36
2012	4,001,907	17.1657	to	34.5236	91,984,284	6.85	1.00	to	1.85	12.77	to	13.75
MA3
2016	2,592,985	11.7787	to	16.6825	52,755,833	6.38	0.65	to	2.50	12.91	to	10.80
2015	3,167,879	10.4323	to	15.9129	57,755,878	6.36	0.65	to	2.55	(5.04)	to	(0.91)
2014	3,662,907	10.9863	to	16.0598	71,238,179	4.98	0.65	to	2.55	1.87	to	(0.08)
2013	4,518,884	10.6096	to	21.3599	87,287,128	2.08	0.65	to	2.55	3.39	to	5.41
2012	5,322,383	10.2150	to	20.3768	98,934,341	6.17	0.65	to	2.55	2.15	to	13.21

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
M97
2016	1,863,912	$18.2037	to	$16.1509	$36,365,158	1.15%	1.00%	to	1.85%	1.47%	to	0.60%
2015	2,078,687	17.9405	to	16.0552	40,049,140	1.55	1.00	to	1.85	(0.68)	to	(1.54)
2014	2,301,140	18.0638	to	16.3057	45,040,930	0.88	1.00	to	1.85	(5.93)	to	(6.74)
2013	2,560,681	17.2816	to	24.7827	53,514,206	1.32	1.00	to	1.85	11.81	to	12.78
2012	2,783,903	15.4481	to	22.0049	51,736,851	1.00	1.00	to	1.85	17.67	to	18.69
MD5
2016	1,260,948	11.8749	to	10.7967	16,974,565	0.88	0.65	to	2.10	1.49	to	0.01
2015	1,348,083	11.7007	to	10.7959	18,095,128	1.28	0.65	to	2.10	(0.55)	to	(2.00)
2014	1,551,892	11.7650	to	11.0160	21,003,226	0.64	0.65	to	2.10	(5.80)	to	(7.18)
2013	1,744,997	11.8682	to	28.1895	25,080,479	1.11	0.65	to	2.10	11.29	to	12.94
2012	1,795,206	10.5378	to	25.0992	23,166,934	0.75	0.65	to	2.30	16.78	to	18.76
M98
2016	1,344,992	40.2464	to	24.4224	43,324,841	1.33	1.15	to	1.85	2.87	to	2.13
2015	1,495,078	39.1244	to	23.9140	46,933,339	1.92	1.15	to	1.85	5.44	to	4.68
2014	1,587,611	24.9009	to	22.8449	47,933,176	1.92	1.15	to	1.85	0.18	to	(0.53)
2013	1,731,827	22.7506	to	37.0357	52,302,066	1.51	1.15	to	1.85	25.54	to	26.45
2012	1,880,504	18.1128	to	29.2883	44,954,741	1.55	1.15	to	1.85	14.07	to	14.90
M93
2016	7,480,028	16.2563	to	13.3412	107,609,241	1.11	0.65	to	2.25	3.17	to	1.51
2015	8,395,446	15.7574	to	13.1434	118,129,065	1.68	0.65	to	2.25	5.63	to	3.93
2014	9,980,826	14.9177	to	12.6466	134,170,592	1.71	0.65	to	2.25	0.48	to	(1.14)
2013	11,692,129	12.7038	to	32.8942	158,015,486	1.35	0.65	to	2.35	24.64	to	26.80
2012	13,665,036	10.1927	to	26.0852	146,947,171	1.40	0.65	to	2.35	13.19	to	15.17
MD6
2016	16,970,462	12.3173	to	11.5679	287,428,792	0.59	1.00	to	1.85	5.01	to	4.11
2015	19,246,726	11.7292	to	11.1109	311,395,276	0.49	1.00	to	1.85	(1.11)	to	(1.96)
2014	21,451,277	11.8614	to	11.3334	354,414,214	0.54	1.00	to	1.85	10.40	to	9.45
2013	24,362,512	9.6327	to	18.0749	365,928,868	0.71	1.00	to	1.85	27.98	to	29.09
2012	27,774,564	7.5228	to	14.0213	323,460,136	0.41	1.00	to	1.85	15.07	to	16.07
MB3
2016	1,833,885	17.9326	to	19.3889	34,998,962	0.37	1.00	to	2.50	4.78	to	4.10
2015	2,067,810	17.1139	to	18.6244	37,896,204	0.44	1.00	to	2.50	(1.33)	to	(2.83)
2014	2,375,862	17.3448	to	19.1662	44,673,723	0.27	1.00	to	2.50	10.12	to	8.45
2013	2,908,840	14.1592	to	22.7001	50,157,881	0.45	1.00	to	2.50	26.88	to	28.83
2012	3,365,777	11.0856	to	17.6557	45,257,479	0.12	1.00	to	2.55	13.86	to	15.68
MCS
2012	—	—			—	—	1.15	to	1.85	11.24	to	11.75
MC1
2012	—	—			—	—	1.15	to	2.50	10.53	to	11.50
MD8
2016	4,698,353	11.9508	to	9.3554	54,106,028	0.01	1.15	to	1.85	(1.13)	to	(1.84)
2015	5,440,048	12.0872	to	9.5310	63,450,866	—	1.15	to	1.85	(1.14)	to	(1.85)
2014	5,636,328	10.6572	to	9.7106	67,354,288	—	1.15	to	1.85	(1.15)	to	(1.85)
2013	6,262,253	9.8057	to	13.4938	75,746,727	—	1.15	to	1.85	(1.85)	to	(1.14)
2012	6,985,878	9.9804	to	13.6827	85,734,713	—	1.15	to	1.85	(1.86)	to	(1.14)
MD9
2016	18,785,298	9.7360	to	8.0637	170,982,388	0.01	0.65	to	2.55	(0.64)	to	(2.54)
2015	18,207,733	9.7989	to	8.3576	168,401,641	—	0.65	to	2.55	(0.65)	to	(1.57)
2014	20,418,070	9.8630	to	8.4905	191,840,751	—	0.65	to	2.55	(0.65)	to	(2.55)
2013	23,996,564	8.7127	to	10.3292	228,987,377	—	0.65	to	2.55	(2.55)	to	(0.65)
2012	28,245,079	8.9407	to	10.4335	273,733,380	—	0.65	to	2.55	(2.56)	to	(0.08)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
NWD
2014	—	$—			$—	—%	1.00%	to	1.85%	(9.19%)	to	(9.66%)
2013	3,047,385	16.2186	to	33.0888	71,102,862	—	1.00	to	1.85	38.83	to	40.03
2012	3,463,596	11.6471	to	23.6629	57,662,794	—	1.00	to	1.85	18.97	to	20.00
M1A
2014	—	—			—	—	1.00	to	2.55	(9.33)	to	(10.19)
2013	2,132,167	19.0015	to	32.2292	59,031,517	—	1.00	to	2.55	37.48	to	39.66
2012	2,886,757	13.7510	to	23.1232	58,254,104	—	1.00	to	2.55	17.78	to	19.66
ME2
2016	1,315,665	23.6996	to	12.6486	21,301,442	1.57	1.15	to	1.85	(1.83)	to	(2.54)
2015	1,495,623	24.1416	to	12.9781	24,634,929	1.93	1.15	to	1.85	(3.08)	to	(3.78)
2014	1,702,999	14.4470	to	13.4876	29,016,513	1.83	1.15	to	1.85	(7.95)	to	(8.60)
2013	1,850,203	14.5705	to	27.0563	34,295,007	0.72	1.15	to	1.85	16.81	to	17.66
2012	2,040,223	12.4675	to	22.9961	32,226,095	2.15	1.15	to	1.85	14.43	to	15.26
ME3
2016	2,632,854	17.2127	to	16.9084	50,418,946	1.34	1.15	to	2.50	(2.05)	to	(2.03)
2015	2,946,172	17.5735	to	17.2595	57,887,140	1.69	1.15	to	2.50	(3.32)	to	(4.64)
2014	3,404,092	18.1773	to	18.0998	69,538,063	1.53	1.15	to	2.50	(8.23)	to	(9.48)
2013	3,783,762	16.6767	to	24.2405	84,627,041	0.48	1.15	to	2.55	15.75	to	17.41
2012	4,445,030	10.6668	to	20.6568	84,955,119	1.94	0.65	to	2.55	13.31	to	15.53
MA5
2016	1,449,592	20.7762	to	18.1852	28,360,544	3.06	1.15	to	1.85	7.01	to	6.24
2015	1,688,630	19.4153	to	17.1175	30,929,998	5.58	1.15	to	1.85	(2.97)	to	(3.67)
2014	1,940,309	19.3023	to	17.7693	37,074,483	3.23	1.15	to	1.85	2.09	to	1.36
2013	2,007,250	17.3367	to	19.5978	37,490,369	3.02	1.15	to	1.85	(0.41)	to	0.31
2012	2,221,728	17.3996	to	19.5370	41,521,964	5.37	1.15	to	1.85	8.37	to	9.16
MA7
2016	369,423	18.9631	to	16.1284	6,463,203	2.85	1.15	to	2.10	6.76	to	5.73
2015	378,492	17.7625	to	15.2539	6,242,579	5.56	1.15	to	2.10	(3.19)	to	(4.12)
2014	413,576	18.3474	to	15.9092	7,109,480	3.07	1.15	to	2.10	1.80	to	0.82
2013	424,124	15.7791	to	18.0225	7,225,862	2.91	1.15	to	2.10	(1.04)	to	(0.08)
2012	494,514	15.6190	to	18.0370	8,481,632	5.10	1.15	to	2.30	7.74	to	9.02
ME4
2016	1,549,172	10.7600	to	8.9511	15,195,193	—	1.15	to	1.85	7.46	to	6.68
2015	1,705,852	10.0145	to	8.3903	15,593,420	—	1.15	to	1.85	9.49	to	8.70
2014	1,904,773	8.5713	to	7.7188	16,061,741	—	1.15	to	1.85	9.44	to	8.66
2013	1,991,018	7.0989	to	8.3588	15,414,639	—	1.15	to	1.85	32.68	to	33.65
2012	2,237,212	5.3448	to	6.2552	13,006,405	—	1.15	to	1.85	12.46	to	13.29
MA2
2016	69,292	21.4868	to	20.8489	1,456,202	—	1.15	to	2.05	7.14	to	6.16
2015	75,216	20.0550	to	19.6383	1,480,354	—	1.15	to	2.05	9.26	to	8.27
2014	79,394	18.3552	to	18.1390	1,452,311	—	1.15	to	2.05	9.14	to	8.14
2013	88,657	15.4047	to	35.3976	1,488,775	—	1.15	to	1.85	32.23	to	33.17
2012	97,822	11.6499	to	26.5938	1,233,938	—	1.15	to	1.85	12.14	to	12.94
TRS
2013	—	—			—	3.92	1.15	to	1.85	9.13	to	9.62
2012	17,540,875	14.4819	to	37.7417	436,066,585	2.59	1.15	to	1.85	9.27	to	10.07

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MFJ
2013	—	$—			$—	3.51%	0.65%	to	2.55%	8.50%	to	9.82%
2012	38,375,398	11.5397	to	16.5688	595,106,199	2.31	0.65	to	2.55	8.17	to	10.29
UTS
2014	—	—			—	5.57	1.15	to	1.85	10.23	to	9.76
2013	4,065,665	22.3402	to	72.3830	158,211,015	2.75	1.15	to	1.85	18.38	to	19.24
2012	4,597,504	18.8620	to	60.8539	150,920,550	4.62	1.15	to	1.85	12.03	to	12.85
MFE
2014	—	—			—	5.01	1.00	to	2.30	10.14	to	9.27
2013	2,522,048	26.2756	to	47.2413	106,401,617	2.53	1.00	to	2.30	17.53	to	19.09
2012	2,966,844	12.6267	to	39.7482	106,106,149	4.40	0.65	to	2.35	11.23	to	13.18
MVS
2014	—	—			—	3.20	1.15	to	1.85	1.82	to	1.38
2013	4,956,976	19.7881	to	28.7356	127,041,369	2.90	1.15	to	1.85	33.35	to	34.32
2012	5,477,388	14.8015	to	21.3937	104,795,200	1.84	1.15	to	1.85	14.06	to	14.89
MV1
2014	—	—			—	2.77	0.65	to	2.50	2.01	to	0.86
2013	8,175,633	16.4495	to	25.7119	190,701,383	2.62	0.65	to	2.50	32.09	to	34.60
2012	10,162,634	12.2213	to	19.2092	178,140,581	1.58	0.65	to	2.50	13.06	to	15.21
MF3
2016	4,055,584	20.9829	to	16.1445	69,692,673	0.92	0.65	to	2.30	19.80	to	17.81
2015	5,343,286	17.5150	to	13.7037	77,471,696	0.32	0.65	to	2.30	(5.00)	to	(6.58)
2014	6,334,776	18.4370	to	14.6688	97,745,208	0.69	0.65	to	2.30	6.34	to	4.58
2013	7,735,586	13.9780	to	17.3375	113,424,430	1.43	0.65	to	2.35	41.92	to	44.39
2012	10,479,693	9.7321	to	12.0077	107,498,309	0.35	0.65	to	2.55	11.46	to	13.65
MF5
2016	38,928,761	12.8118	to	13.6840	575,990,066	2.42	0.65	to	2.55	4.05	to	2.06
2015	45,325,104	12.3135	to	13.4082	650,867,979	2.85	0.65	to	2.55	(1.14)	to	(3.03)
2014	51,303,754	12.4549	to	13.8267	752,352,396	1.53	0.65	to	2.55	3.73	to	1.75
2013	58,713,818	12.0067	to	14.4817	838,071,596	2.70	0.65	to	2.55	6.72	to	8.80
2012	68,401,135	11.0351	to	13.4043	905,908,146	2.64	0.65	to	2.55	5.93	to	8.01
MF6
2016	90,462	26.3141	to	20.1245	2,257,599	2.55	1.35	to	2.55	6.48	to	5.19
2015	112,828	24.7122	to	19.1320	2,640,528	3.97	1.35	to	2.55	(0.62)	to	(1.82)
2014	126,247	24.8653	to	19.4876	3,002,660	2.16	1.35	to	2.55	14.06	to	12.67
2013	162,229	17.2957	to	22.0560	3,387,519	5.26	1.35	to	2.55	2.31	to	3.57
2012	187,171	16.9055	to	21.3719	3,725,321	1.04	1.35	to	2.55	26.70	to	28.27
MF7
2016	4,098,331	15.0877	to	15.3561	69,972,782	1.97	0.65	to	2.50	7.00	to	5.01
2015	4,791,411	14.1003	to	14.6231	77,277,420	3.27	0.65	to	2.50	(0.18)	to	(2.04)
2014	5,660,139	14.1263	to	14.9281	92,430,428	1.70	0.65	to	2.50	14.56	to	12.43
2013	7,368,766	12.3309	to	14.9157	106,126,893	4.54	0.65	to	2.55	2.09	to	4.08
2012	7,508,053	11.8471	to	14.4322	105,024,241	0.70	0.65	to	2.55	26.25	to	28.72
MF9
2016	20,358,832	15.1113	to	18.1505	390,486,019	2.45	0.65	to	2.30	6.24	to	4.48
2015	23,810,696	14.2233	to	17.3724	434,272,098	4.01	0.65	to	2.30	(0.35)	to	(2.01)
2014	27,011,031	14.2739	to	17.7287	499,182,175	1.40	0.65	to	2.30	4.35	to	2.62
2013	32,241,288	13.6785	to	18.1674	576,399,130	2.32	0.65	to	2.30	19.57	to	21.59
2012	34,834,038	11.2501	to	15.0481	517,571,863	2.34	0.65	to	2.30	9.80	to	11.66

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
MG1
2016	13,465,623	$10.5868	to	$11.0145	$157,145,585	—%	0.65%	to	2.30%	1.72%	to	0.03%
2015	14,182,033	10.4082	to	11.0116	164,263,639	0.40	0.65	to	2.30	(5.88)	to	(7.45)
2014	16,245,564	11.0586	to	11.8974	201,849,715	0.61	0.65	to	2.30	2.76	to	1.05
2013	18,852,264	10.7616	to	12.3808	229,948,348	—	0.65	to	2.35	(7.51)	to	(5.90)
2012	21,679,451	11.4363	to	13.2504	283,700,615	0.79	0.65	to	2.35	4.88	to	6.72
MF2
2016	27,490,632	10.4101	to	9.3462	275,872,908	1.35	1.30	to	2.50	0.36	to	(0.86)
2015	30,382,434	10.3725	to	9.4944	305,073,432	1.30	1.30	to	2.55	(0.83)	to	(0.99)
2014	36,736,454	10.4592	to	9.5891	373,635,108	1.25	1.30	to	2.55	(0.51)	to	(1.77)
2013	43,289,725	9.7617	to	10.5126	444,170,343	0.13	1.30	to	2.55	(1.86)	to	(0.60)
2012	45,178,189	9.9464	to	10.5758	468,269,992	1.15	1.30	to	2.55	(0.38)	to	0.91
MG2
2016	14,365,301	10.0311	to	9.4762	142,051,166	1.05	0.65	to	2.10	0.82	to	(0.65)
2015	16,047,854	9.9493	to	9.5382	158,937,215	1.04	0.65	to	2.10	(0.37)	to	(1.83)
2014	19,532,086	9.9867	to	9.7158	196,087,648	1.06	0.65	to	2.10	(0.17)	to	(1.62)
2013	21,172,711	9.8761	to	10.3242	214,945,968	—	0.65	to	2.10	(1.63)	to	(0.17)
2012	16,475,522	10.0204	to	10.4153	169,107,917	0.92	0.65	to	2.10	(0.15)	to	1.34
MG3
2016	1,665,751	19.9432	to	18.2309	31,932,872	0.86	1.30	to	2.30	14.47	to	13.31
2015	2,078,651	17.4222	to	16.0893	34,980,102	0.93	1.30	to	2.30	(3.60)	to	(4.57)
2014	2,458,735	18.0722	to	16.8605	43,133,660	0.97	1.30	to	2.30	8.93	to	7.83
2013	3,123,825	15.4055	to	16.5907	50,543,702	1.14	1.30	to	2.55	33.42	to	35.13
2012	4,163,118	11.5464	to	12.2773	50,057,208	1.03	1.30	to	2.55	13.40	to	14.86
MG4
2016	1,552,431	21.1154	to	16.1967	29,418,427	0.67	0.65	to	2.15	15.01	to	1.59
2015	1,911,690	18.3596	to	15.9433	31,822,181	0.69	0.65	to	2.15	(3.29)	to	(4.75)
2014	2,084,776	18.9850	to	16.7971	36,217,594	0.76	0.65	to	2.10	9.45	to	7.85
2013	2,245,602	15.5745	to	17.3463	35,968,593	0.96	0.65	to	2.10	33.66	to	35.64
2012	2,464,431	11.6525	to	12.7888	29,350,708	0.82	0.65	to	2.10	13.57	to	15.26
MG6
2016	92,397,930	14.0486	to	16.3314	1,590,095,837	2.53	0.65	to	2.25	5.18	to	3.48
2015	102,938,721	13.3571	to	15.7817	1,700,470,142	3.65	0.65	to	2.25	(0.52)	to	(2.12)
2014	117,541,381	13.4270	to	16.1240	1,971,564,429	1.32	0.65	to	2.25	4.36	to	2.68
2013	126,127,582	12.8664	to	16.4701	2,046,366,884	2.37	0.65	to	2.35	13.77	to	15.75
2012	130,451,076	11.1157	to	14.3300	1,847,638,432	2.34	0.65	to	2.35	7.79	to	9.67
MG7
2016	320,776	19.7581	to	20.1485	7,536,524	0.64	0.65	to	2.25	25.91	to	11.84
2015	402,041	15.6921	to	18.2161	7,573,913	0.31	0.65	to	2.10	(3.53)	to	(4.94)
2014	460,623	16.2667	to	19.1628	9,081,918	0.28	0.65	to	2.10	2.52	to	1.02
2013	528,380	15.8667	to	19.7365	10,256,649	0.87	0.65	to	2.30	36.47	to	38.77
2012	774,792	11.4339	to	14.3234	10,950,659	—	0.65	to	2.10	7.29	to	8.88
V44
2016	337,618	17.5355	to	16.0506	5,605,835	—	0.65	to	2.30	(2.56)	to	(4.18)
2015	207,421	17.9962	to	16.7505	3,575,777	—	0.65	to	2.30	11.24	to	9.39
2014	217,510	16.1778	to	15.3122	3,398,500	—	0.65	to	2.30	5.40	to	3.65
2013	141,552	14.8423	to	15.1032	2,123,254	0.10	1.35	to	2.10	44.62	to	45.73
2012	66,327	10.2694	to	10.3639	684,152	—	1.35	to	2.05	11.70	to	12.51

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
V43
2016	468,136	$14.1847	to	$13.2616	$6,469,819	—%	1.35%	to	2.10%	(10.07%)	to	(10.76%)
2015	479,964	15.7736	to	14.8601	7,397,574	—	1.35	to	2.10	(7.26)	to	(7.96)
2014	611,449	17.0083	to	16.1461	10,179,165	—	1.35	to	2.10	0.47	to	(0.30)
2013	738,540	16.1944	to	16.9294	12,247,977	0.22	1.35	to	2.10	34.60	to	35.63
2012	1,086,854	12.0317	to	12.4822	13,335,284	—	1.35	to	2.10	6.20	to	7.02
O19
2016	778,076	16.9815	to	17.1754	16,765,951	0.12	0.65	to	2.35	(6.51)	to	(4.72)
2015	911,851	18.1646	to	18.0266	20,459,674	—	0.65	to	2.35	2.60	to	0.84
2014	1,118,112	17.7049	to	17.8763	24,702,393	0.18	0.65	to	2.35	14.38	to	12.42
2013	1,235,424	15.0291	to	20.7651	24,194,235	0.75	0.65	to	2.35	26.39	to	28.59
2012	1,492,800	11.8246	to	16.2632	22,858,138	0.40	0.65	to	2.55	10.89	to	13.06
O23
2016	1,113,958	10.3640	to	9.4228	11,018,271	2.12	1.30	to	2.10	4.72	to	2.76
2015	1,051,993	9.8973	to	9.1845	10,095,675	2.01	1.30	to	2.10	(0.74)	to	(1.55)
2014	1,279,424	9.9711	to	9.3554	12,392,996	1.78	1.30	to	2.10	6.61	to	5.75
2013	1,457,258	8.8469	to	9.3527	13,279,282	2.13	1.30	to	2.10	10.46	to	11.37
2012	1,556,840	8.0088	to	8.3981	12,783,812	1.20	1.30	to	2.10	9.74	to	10.64
O20
2016	917,004	15.2246	to	18.7989	18,640,711	0.79	0.65	to	2.25	(0.81)	to	(2.40)
2015	1,162,408	15.3483	to	18.6697	24,056,298	1.06	0.65	to	2.25	3.00	to	(1.78)
2014	1,381,266	14.9015	to	19.0074	28,038,218	0.87	0.65	to	2.25	1.39	to	(0.24)
2013	1,563,988	14.6968	to	21.0555	31,659,251	1.15	0.65	to	2.25	24.14	to	26.17
2012	1,669,066	11.6489	to	16.7986	27,011,227	1.95	0.65	to	2.30	18.16	to	20.16
O21
2016	8,523,438	21.1924	to	20.3773	205,092,333	0.86	1.30	to	2.50	9.85	to	8.52
2015	10,443,174	19.2919	to	18.9782	229,753,746	0.65	1.30	to	2.55	1.77	to	3.14
2014	13,047,751	18.9570	to	18.5676	283,142,011	0.58	1.30	to	2.55	8.97	to	7.59
2013	17,117,234	16.1184	to	21.1921	341,777,797	0.86	1.30	to	2.55	28.09	to	29.73
2012	22,420,942	12.5260	to	16.3438	346,551,891	0.65	1.30	to	2.55	13.62	to	15.09
O04
2016	204,714	27.3709	to	29.8788	7,092,483	0.25	1.30	to	2.25	16.14	to	15.02
2015	208,260	23.5667	to	28.3115	6,257,962	0.64	1.30	to	2.25	(7.31)	to	(7.24)
2014	240,139	25.4265	to	30.8428	7,829,293	0.63	1.30	to	2.25	10.20	to	9.14
2013	295,912	22.4228	to	31.3754	8,773,000	0.70	1.30	to	2.25	37.46	to	38.80
2012	385,170	16.2044	to	22.6169	8,255,859	0.32	1.30	to	2.30	14.95	to	16.13
PH2
2016	25,868	12.2369	to	11.4183	313,754	4.98	1.35	to	2.10	6.29	to	2.48
2015	17,585	11.5124	to	11.1420	200,218	5.36	1.35	to	2.10	(10.25)	to	8.04
2014	15,812	12.8266	to	12.5091	200,985	—	1.35	to	2.10	(0.46)	to	(1.21)
2013	2,964	12.6629	to	12.8855	37,848	1.74	1.35	to	2.10	16.69	to	17.59
2012	3,537	10.9583	to	10.9583	38,756	0.47	1.35	to	1.35	8.28	to	8.28
P08
2016	1,425,955	14.0135	to	12.6495	19,285,931	2.56	1.35	to	2.25	11.41	to	10.39
2015	1,618,473	12.5788	to	11.4590	19,696,479	2.92	1.35	to	2.25	(10.22)	to	(11.04)
2014	2,092,555	14.0101	to	12.8805	28,444,593	5.05	1.35	to	2.25	(0.88)	to	(1.79)
2013	2,482,202	13.0602	to	14.1349	34,072,842	4.90	1.35	to	2.30	(2.03)	to	(1.08)
2012	1,672,848	13.0886	to	14.2893	23,316,562	6.80	1.35	to	2.55	12.00	to	13.39

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PC0
2016	1,573,134	$11.4748	to	$10.6169	$17,175,088	2.42%	0.65%	to	2.10%	12.17%	to	10.53%
2015	1,909,115	10.2297	to	9.6051	18,751,715	2.84	0.65	to	2.10	(9.78)	to	(11.10)
2014	2,156,461	11.3384	to	10.8039	23,698,600	5.13	0.65	to	2.10	(0.20)	to	(1.65)
2013	2,162,181	10.9857	to	11.3609	24,033,787	4.55	0.65	to	2.10	(1.99)	to	(0.54)
2012	1,970,809	11.2091	to	11.4228	22,244,284	5.61	0.65	to	2.10	12.38	to	14.06
P70
2016	71,096	5.5293	to	5.1053	373,905	0.96	0.65	to	2.05	14.13	to	12.52
2015	95,997	4.8221	to	4.5374	446,503	4.02	0.65	to	2.05	(26.15)	to	(27.19)
2014	77,398	6.5292	to	6.2317	491,255	0.26	0.65	to	2.05	(19.15)	to	(20.29)
2013	98,183	7.8180	to	8.0757	777,700	1.66	0.65	to	2.05	(16.46)	to	(15.27)
2012	123,399	9.3588	to	9.5310	1,163,627	2.52	0.65	to	2.05	2.96	to	4.44
P10
2016	5,613,985	6.1148	to	5.4308	33,027,779	1.09	0.65	to	2.35	14.41	to	12.45
2015	7,094,528	5.3448	to	4.8295	36,847,209	4.54	0.65	to	2.35	(26.19)	to	(27.45)
2014	6,462,517	7.2412	to	6.6573	45,945,802	0.36	0.65	to	2.35	(18.96)	to	(20.34)
2013	6,478,457	8.3575	to	9.0834	57,375,797	1.73	0.65	to	2.35	(16.71)	to	(15.25)
2012	6,600,955	10.0337	to	10.8339	69,673,586	2.78	0.65	to	2.35	2.90	to	4.70
PK8
2016	419,882	12.1916	to	17.8672	11,618,444	5.26	0.65	to	2.55	12.61	to	10.45
2015	514,828	10.8266	to	16.1760	12,770,747	5.18	0.65	to	2.55	(2.88)	to	(4.74)
2014	664,024	11.1479	to	16.9809	17,205,673	5.23	0.65	to	2.55	0.86	to	(1.07)
2013	807,165	11.0524	to	27.6386	21,005,673	5.00	0.65	to	2.55	(9.34)	to	(7.57)
2012	954,608	11.9580	to	30.1155	27,021,992	4.93	0.65	to	2.30	15.18	to	17.13
P20
2016	32,472	11.5638	to	11.1066	370,047	5.17	1.35	to	2.10	11.70	to	10.85
2015	35,308	10.3522	to	10.0190	361,335	5.19	1.35	to	2.10	(3.66)	to	(4.40)
2014	39,674	10.7458	to	10.4797	422,707	5.08	1.35	to	2.10	0.05	to	(0.71)
2013	50,359	10.5545	to	10.7402	537,988	4.90	1.35	to	2.10	(9.01)	to	(8.32)
2012	55,383	11.6001	to	11.7144	647,237	4.86	1.35	to	2.10	15.30	to	16.19
PD6
2016	43,988,744	10.4463	to	10.7801	498,296,480	2.31	0.65	to	2.25	3.24	to	1.58
2015	49,587,168	10.1180	to	10.6122	549,137,374	1.58	0.65	to	2.25	(0.91)	to	(2.50)
2014	56,498,567	10.2107	to	10.8847	637,259,828	2.34	0.65	to	2.25	3.89	to	2.22
2013	72,498,400	9.8283	to	11.0842	794,289,727	3.11	0.65	to	2.25	(9.98)	to	(8.51)
2012	90,852,198	10.7422	to	12.2009	1,098,153,881	3.19	0.65	to	2.25	6.31	to	8.06
P06
2016	2,992,479	13.8527	to	14.0798	46,282,276	2.24	1.30	to	2.30	3.83	to	2.78
2015	3,448,066	13.3416	to	13.6990	51,516,094	3.70	1.30	to	2.30	(3.97)	to	(4.94)
2014	4,261,623	13.8932	to	14.5017	66,613,350	1.43	1.30	to	2.30	1.76	to	0.73
2013	5,155,938	13.0181	to	16.0778	79,426,344	1.64	1.30	to	2.35	(11.35)	to	(10.40)
2012	5,645,895	14.6029	to	17.9528	97,276,054	1.08	1.30	to	2.35	6.19	to	7.34
P07
2016	11,732,629	15.5594	to	13.3638	189,260,806	2.06	1.30	to	2.55	1.35	to	0.06
2015	12,782,699	15.3525	to	13.3552	204,323,414	4.63	1.30	to	2.55	(0.86)	to	(2.11)
2014	15,806,505	15.4850	to	13.6433	256,208,609	2.15	1.30	to	2.55	2.93	to	1.62
2013	19,151,407	13.4254	to	16.4258	302,435,033	2.20	1.30	to	2.55	(4.46)	to	(3.24)
2012	20,657,880	14.0524	to	16.9837	338,090,727	2.57	1.30	to	2.55	6.79	to	8.17

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
PI3
2016	2,003,188	$10.6047	to	$10.1855	$20,961,119	3.83%	1.35%	to	2.10%	(0.66%)	to	(1.42%)
2015	2,146,145	10.6752	to	10.3318	22,655,392	0.09	1.35	to	2.10	(1.88)	to	(2.63)
2014	2,039,866	10.8800	to	10.6106	22,002,171	—	1.35	to	2.10	2.45	to	1.68
2013	1,907,591	10.4357	to	10.7922	20,126,427	—	0.65	to	2.10	1.90	to	3.40
2012	687,110	10.2416	to	10.3425	7,077,333	—	1.35	to	2.10	2.17	to	2.95
P72
2016	734,547	20.4002	to	18.4216	14,212,210	1.82	0.65	to	2.55	12.90	to	10.75
2015	915,560	17.5294	to	16.6341	15,831,203	1.42	1.35	to	2.55	(4.35)	to	(5.52)
2014	877,251	18.3270	to	17.6051	15,909,266	1.59	1.35	to	2.55	11.14	to	9.79
2013	635,744	16.0356	to	16.4901	10,403,998	1.27	1.35	to	2.55	29.04	to	30.63
2012	212,723	12.4677	to	12.6236	2,672,455	1.41	1.35	to	2.30	16.55	to	17.69
3XX
2012	—	—			—	6.91	1.35	to	2.10	8.59	to	9.37
SBI
2012	—	—			—	5.92	0.65	to	2.30	11.03	to	12.79
SSA
2012	—	—			—	3.25	0.65	to	2.30	10.93	to	12.69
SVV
2012	—	—			—	1.24	0.65	to	2.30	8.14	to	9.86
1XX
2012	—	—			—	—	0.01	to	0.02	11.71	to	13.48
SLC
2012	—	—			—	1.58	1.30	to	2.55	8.18	to	9.49
S12
2012	—	—			—	1.14	1.35	to	2.10	8.36	to	9.14
S14
2012	—	—			—	6.20	0.65	to	2.35	10.57	to	12.38
4XX
2012	—	—			—	2.91	0.65	to	2.55	5.28	to	7.21
S16
2012	—	—			—	0.08	1.35	to	2.35	14.74	to	15.84
LGF
2012	—	—			—	—	0.01	to	0.02	9.67	to	10.46
IGB
2012	—	—			—	2.16	0.65	to	2.55	3.39	to	5.29
CMM
2012	—	—			—	—	0.65	to	2.30	(2.16)	to	(0.61)

DELAWARE LIFE VARIABLE ACCOUNT F - REGATTA

(A Separate Account of Delaware Life Insurance Company)

10. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,					For the years ended December 31,
	Units	Unit Value[4]			Net Assets	Investment Income Ratio[1]	Expense Ratio lowest to highest[2]			Total Return[3]
W41
2016	15,020	$21.4519	to	$19.7246	$310,731	0.16%	1.35%	to	2.05%	11.83%	to	11.04%
2015	17,210	19.1829	to	17.7642	319,237	0.01	1.35	to	2.05	(1.10)	to	(1.81)
2014	23,675	19.3972	to	18.0911	444,753	—	1.35	to	2.05	1.75	to	1.03
2013	28,431	17.9073	to	19.0638	526,566	0.29	1.35	to	2.05	31.82	to	32.76
2012	37,543	13.5845	to	14.3593	525,113	0.37	1.35	to	2.05	16.02	to	16.85
W42
2016	2,292	20.3397	to	15.6813	46,189	—	1.65	to	2.05	11.81	to	11.36
2015	4,229	18.1909	to	17.4081	75,099	—	1.65	to	2.05	(2.25)	to	(2.65)
2014	4,347	18.6096	to	17.8815	79,117	—	1.65	to	2.05	3.06	to	2.64
2013	4,578	17.4222	to	18.0578	80,974	0.14	1.65	to	2.05	31.01	to	31.55
2012	4,820	13.2981	to	13.7272	64,970	0.32	1.65	to	2.05	17.54	to	18.03
W46
2016	—	11.5298	to	10.4698	—	0.48	0.65	to	2.55	2.57	to	1.93
2015	3,851,623	11.2410	to	10.2720	41,497,667	1.24	0.65	to	2.55	(0.52)	to	(2.42)
2014	3,836,516	11.2995	to	10.5269	41,913,262	1.36	0.65	to	2.55	4.90	to	2.90
2013	3,349,146	10.2303	to	10.7712	35,196,445	1.25	0.65	to	2.55	(4.92)	to	(3.07)
2012	2,389,154	10.8060	to	11.1121	26,148,333	1.41	0.65	to	2.30	3.64	to	5.40

[1]	Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
[2]	Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortality and expense charges and distribution charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
[3]	Ratio represents the total return for the year indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The ranges for the current year total return are based on the groupings that produced the lowest and highest expense ratios.
[4]	The unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account. The ranges for the current year unit value are based on the groupings that produced the lowest and highest expense ratios. Some unit values may be outside of the range due to timing of the related Sub-Account level’s commencement date.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2016 and 2015 and for the Years

Ended December 31, 2016, 2015 and 2014

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

Report of Independent Auditors

To the Board of Directors of

    Delaware Life Insurance Company

We have audited the accompanying statutory financial statements of Delaware Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations and changes in capital stock and surplus, and of cash flows for the years ended December 31, 2016, 2015 and 2014.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 185 Asylum Street, Suite 2400, Hartford, CT 06103-3404 T: (860) 241 7000, F: (860) 241 7590, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years ended December 31, 2016, 2015 and 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for the years ended December 31, 2016, 2015 and 2014, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut

April 28, 2017

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

STATUTORY STATEMENT OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2016 AND 2015 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2016	2015
ADMITTED ASSETS
GENERAL ACCOUNT ASSETS
Debt securities	$7,171,155	$5,853,362
Preferred stocks	33,584	32,634
Common stocks	565,055	550,351
Mortgage loans on real estate	374,983	490,340
Cash, cash equivalents and short-term investments	1,082,724	1,536,423
Contract loans	618,946	630,826
Derivatives	247,258	246,437
Other invested assets	911,089	529,509
Mortgage escrow funds	3,492	3,142
Receivables for securities	20,136	8,167
Investment income due and accrued	101,939	84,071
Amounts recoverable from reinsurers	2,875	4,282
Other amounts receivable under reinsurance contracts	—	8,777
Current federal and foreign income tax recoverable	8,103	8,071
Net deferred tax asset	161,385	213,377
Receivables from parent, subsidiaries and affiliates	1,735	1,298
Cash value of Company Owned Life Insurance	90,540	89,431
Reinsurance deposit asset	1,161,941	1,332,097
Other assets	25,281	24,657

Total general account assets	12,582,221	11,647,252
SEPARATE ACCOUNT ASSETS	25,101,753	25,229,673

TOTAL ADMITTED ASSETS	$37,683,974	$36,876,925

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

STATUTORY STATEMENT OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2016 AND 2015 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

	2016	2015
LIABILITIES, CAPITAL STOCK AND SURPLUS
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$8,810,475	$7,811,011
Liability for deposit type contracts	467,300	189,353
Contract claims	34,945	45,934
Other amounts payable on reinsurance	8,116	3,232
Interest maintenance reserve	131,313	27,333
Commissions to agents due or accrued	10,135	8,358
General expenses due or accrued	56,085	51,851
Transfers from Separate Accounts due or accrued (net)	(622,380)	(644,905)
Remittances and items not allocated	13,112	31,013
Borrowed money and accrued interest thereon	—	25,000
Asset valuation reserve	115,826	151,228
Payable for securities	319,400	521,988
Funds held under reinsurance treaties with unauthorized and certified reinsurers	263,721	270,742
Funds held under coinsurance	1,161,941	1,332,097
Derivatives	45,249	51,090
Other liabilities	131,088	136,037

Total general account liabilities	10,946,326	10,011,362
SEPARATE ACCOUNT LIABILITIES	25,101,751	25,229,672

Total liabilities	36,048,077	35,241,034
CAPITAL STOCK AND SURPLUS:
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	565,000	565,000
Gross paid in and contributed surplus	653,698	653,698
Unassigned funds	410,762	410,756

Total surplus	1,629,460	1,629,454

Total capital stock and surplus	1,635,897	1,635,891

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$37,683,974	$36,876,925

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014 (IN THOUSANDS)

	2016	2015	2014
INCOME:
Premiums and annuity considerations	$1,814,434	$1,321,183	$1,783,056
Considerations for supplementary contracts with life contingencies	28,598	28,768	29,190
Net investment income	171,895	381,623	50,614
Amortization of interest maintenance reserve	22,067	18,777	18,502
Commissions and expense allowances on reinsurance ceded	2,442	2,932	3,676
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	436,129	467,433	480,820
Change in cash value of Company Owned Life Insurance	1,109	(515)	(54)
Investment (loss) or gain on reinsurance deposit asset	(327,872)	46,818	102,960
Other income	70,917	93,093	106,183

Total Income	2,219,719	2,360,112	2,574,947
BENEFITS AND EXPENSES:
Death benefits	128,678	142,344	153,679
Annuity benefits	588,881	589,120	682,288
Surrender benefits and withdrawals for life contracts	2,112,722	2,518,026	3,385,457
Interest and adjustments on contract or deposit-type contract funds	(38,729)	6,607	9,688
Payments on supplementary contracts with life contingencies	35,940	31,740	35,769
Increase in aggregate reserves for life and accident and health contracts	971,605	536,439	644,086

Total Benefits	3,799,097	3,824,276	4,910,967
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	118,388	119,118	109,136
Commissions and expense allowances on reinsurance assumed	121	123	127
General insurance expenses	228,521	231,294	216,356
Insurance taxes, licenses and fees, excluding federal income taxes	2,820	4,697	6,025
Net transfers (from) Separate Accounts net of reinsurance	(1,949,196)	(2,160,670)	(2,749,140)
Investment (income) expense on funds held	(178,151)	58,979	(225,350)
Other deductions	2,751	3,990	3,832

Total Benefits and Expenses	2,024,351	2,081,807	2,271,953
Net income from operations before federal income tax (benefit) expense and net realized capital gains (losses)	195,368	278,305	302,994
Federal income tax (benefit) expense, excluding tax on capital gains (losses)	(39,991)	(2,729)	6,861

Net income from operations after federal income taxes and before net realized capital gains	235,359	281,034	296,133
Net realized capital gains less capital gains tax and transfers to the interest maintenance reserve	74,587	67,719	19,628

NET INCOME	$309,946	$348,753	$315,761

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014 (IN THOUSANDS)

	2016	2015	2014
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$1,635,891	$1,591,482	$1,410,420
Net income	309,946	348,753	315,761
Change in net unrealized capital (losses) gains, net of deferred income tax	(155,105)	(5,299)	424,710
Change in net unrealized foreign exchange capital (losses) gains	(3,686)	(7,317)	(1,413)
Change in net deferred income tax	(68,842)	(101,139)	(123,660)
Change in nonadmitted assets	62,747	107,496	151,478
Change in liability for reinsurance in unauthorized and certified companies	—	145	(129)
Change in asset valuation reserve	35,402	3,203	(85,470)
Surplus withdrawn from Separate Accounts during period	—	552	—
Changes in Separate Accounts surplus	—	3,106	25,443
Cumulative effect of changes in accounting principles	—	6,255	—
Dividends to stockholders	(300,000)	(311,543)	(185,000)
Prior period adjustment net of tax	(18,108)	—	—
Investment income (expense) on funds held—unrealized	137,652	197	(340,658)

CAPITAL STOCK AND SURPLUS, END OF YEAR	$1,635,897	$1,635,891	$1,591,482

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014 (IN THOUSANDS)

	2016	2015	2014
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$1,843,032	$1,349,951	$1,812,246
Net investment income	430,578	408,727	322,375
Miscellaneous income	519,373	554,167	609,258

Total receipts	2,792,983	2,312,845	2,743,879
Benefits and loss related payments	(2,833,510)	(3,267,558)	(4,317,666)
Net transfers (from) Separate Accounts	1,971,722	2,221,535	2,869,878
Commissions, expenses paid and aggregate write-ins for deductions	(356,543)	(377,301)	(343,135)
Federal and foreign income taxes (paid) recovered	(20,405)	4,077	(528)

Total payments	(1,238,736)	(1,419,247)	(1,790,395)

Net cash from operations	1,554,247	893,598	953,484

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Debt Securities	13,130,777	2,287,249	2,651,165
Stocks	84,939	25,026	8,079
Mortgage loans	129,924	368,687	141,903
Real Estate	—	13,275	120,126
Other Invested Assets	89,713	83,147	285,341
Net gains or (losses) on cash, cash equivalents and short-term investments	89	(1,558)	212
Miscellaneous proceeds	—	19,113	1,336,187

Total investment proceeds	13,435,442	2,794,939	4,543,013
Cost of investments acquired (long-term only):
Debt Securities	(14,162,654)	(2,827,494)	(3,170,123)
Stocks	(81,889)	(74,352)	(95,569)
Mortgage loans	(118,719)	(165,500)	(61,600)
Real Estate	—	(173)	(1,451)
Other Invested Assets	(607,204)	(94,474)	(582,554)
Miscellaneous applications	(401,611)	(1,276,604)	(130,491)

Total investments acquired	(15,372,077)	(4,438,597)	(4,041,788)
Net decrease (increase) in contract loans and premium notes	11,876	(7,342)	(86,505)

Net cash used in investments	(1,924,759)	(1,651,000)	414,720

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Borrowed funds	(25,000)	(185,022)	210,023
Net deposits on deposit-type contracts and other liabilities	277,947	(26,191)	31,062
Dividends to stockholders	(300,000)	(311,543)	(185,000)
Other cash (used) provided	(36,134)	19,477	(67,310)

Net cash used in financing and miscellaneous sources	(83,187)	(503,279)	(11,225)

Net change in cash, cash equivalents and short-term investments	(453,699)	(1,260,681)	1,356,979
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	1,536,423	2,797,104	1,440,125

End of year	$1,082,724	$1,536,423	$2,797,104

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES

	2016	2015	2014
Exchanges of debt securities	$103,085	$39,626	$192,199
Exchanges of preferred stock	—	150	—
Transfer of other invested assets to real estate	—	5,222	—
Transfer of bonds to common stock	—	18,012	—
Transfer of bonds to other invested assets	—	23,517	—
Transfer of mortgage loan to bonds	117,601	—	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), formerly known as Sun Life Assurance Company of Canada (U.S.), is a stock life insurance company incorporated under the laws of Delaware. Effective July 21, 2014, following the receipt of all required board of directors, shareholder, and regulatory approvals, the Company’s name changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The Company is a direct, wholly-owned subsidiary of Delaware Life Holdings, LLC (the “Parent”), a Delaware limited liability company.

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. While the Company is not authorized to transact business in the State of New York, its wholly-owned subsidiary, Delaware Life Insurance Company of New York (“DLNY”), is authorized to transact business in New York as well as Rhode Island. The business of the Company and its subsidiaries includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life, disability, dental and stop loss insurance.

In the normal course of business, the Company and DLNY reinsure portions of their individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements. DLNY cedes 100% of its net group life, disability, dental and stop-loss insurance to Sun Life and Health Insurance Company (U.S.), a former affiliate.

BASIS OF PRESENTATION—ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practice prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware.

There is no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences affecting the Company are as follows:

Under statutory accounting principles, financial statements are not consolidated. Investments in domestic life insurance subsidiaries, as defined by Statement of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), are carried at their audited net statutory equity value. The changes in value are recorded directly to surplus. Non-public, non-insurance subsidiaries, including limited liability companies (“LLCs”), and controlled partnerships are carried at their audited GAAP equity value. Dividends paid by subsidiaries to the Company are included in the Company’s net investment income.

Statutory accounting principles do not recognize the following assets or liabilities, which are recognized under GAAP: deferred policy acquisition costs, unearned premium reserve and statutory non-admitted assets. Deferred policy acquisition costs create a temporary tax difference as disclosed in Note 14. An asset valuation reserve

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

(“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP. Methods for calculating real estate investment valuation allowances differ under statutory accounting principles and GAAP. Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP. Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP. There are certain limitations on net deferred tax assets (“DTAs”) under statutory accounting principles. Contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles.

Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at their aggregate fair value. Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income. Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

All derivatives are used for hedging purposes. The majority of derivatives are carried at fair value on both a GAAP and statutory basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

CORRECTION OF ERROR

During 2016, the Company discovered an error related to the prior year computation of “Aggregate reserves for life contracts.” The December 31, 2015 balance was understated by $27.9 million. This error has been adjusted and recorded, net of tax, through surplus in the amount of $18.1 million.

GOING CONCERN

There are no conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses.

CASH, CASH EQUIVALENTS, AND SHORT-TERM INVESTMENTS

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market investments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments are stated at amortized cost which approximates fair value. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.

INVESTMENTS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the debt security has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities – Revised (“SSAP No. 43R”), includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Bonds not backed by other loans are stated at amortized cost, net of OTTI, using the scientific method.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Preferred Stocks, Common Stocks, and Other Invested Assets

Preferred stocks with an NAIC designation of 1 through 3 are stated at amortized cost. Those with NAIC designations of 4 through 6 are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying statutory equity of the subsidiary for insurance subsidiaries and GAAP equity for non-insurance subsidiaries including LLC’s. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97. The Company has ownership interests in joint ventures and partnerships which are carried at values based on the underlying equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. Audited financial statements for these investments are received on an annual basis. OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statement of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date, which is the date that the Company funds the purchase or receives the proceeds from the sale. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statement of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s fair value at the time that the original loan was made. The Company regularly assesses the fair value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.    If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions.

Interest rate swaps are employed for duration matching purposes and are also used to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

Purchased OTC options on Momentum Asset Allocator (“MAA”), Cash Return on Capital Invested (“CROCI”) and certain Standard & Poor’s indices have been designated as fair value hedges of the index credits of certain of the Company’s fixed index annuity contracts. The options are reported at fair value if proven highly effective. The changes in the fair value are recorded as a component of net investment income. The change in the option embedded within the policy is also marked to market through income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity contracts. The interest credited on these products is based on the changes in the indices. Options are reported at fair value. Changes in fair value are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DEPOSIT TYPE CONTRACTS

Liabilities for funding agreements, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and deferred tax liabilities (“DTLs”) is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realization of such DTAs. Refer to Note 14 for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life and annuity contracts. The assets in these insulated separate accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation, income, or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in Aggregate Reserves for Life Contracts in the Company’s Statements of Admitted Assets, Liabilities, Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain annuity contracts that include a market value adjustment (“MVA”) feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. Assets in the non-insulated Separate Accounts are carried at fair value or on a General Account basis, depending on the annuity contract being

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

supported. The assets of the non-insulated Separate Accounts are not legally insulated and can be used by the Company to satisfy General Account obligations.

Net investment income, capital gains and losses, and changes in invested asset values on the insulated variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the insulated variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contract holder. The Company earns Separate Account fees for providing administrative services and bearing the mortality and other guaranteed benefit risks related to contracts for which funds are invested in variable Separate Accounts.

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:

•	The fees that the Company receives which are assessed periodically and recognized as revenue when assessed.

•	The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit, which is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statement of Operations.

•	Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•	The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective August 26, 2016, the NAIC adopted changes to SSAP No. 51R, Life Contracts (“SSAP No. 51R”), to provide guidance on how to determine the change in valuation basis under principle-based reserving. The adoption of the revisions within SSAP No. 51R did not have a significant impact on the financial statements of the Company.

Effective January 1, 2015, the NAIC adopted SSAP No. 40R, Real Estate Investments (“SSAP No. 40R”). SSAP No. 40R provides guidance for a single real estate property investment that is wholly-owned by a limited liability company under certain conditions. The adoption of SSAP No. 40R had an impact of $6.3 million on the Company, which has been recorded in “Cumulative effect of changes in accounting principles” in the Statutory Statements of Changes in Capital Stock and Surplus. This amount represents the value of a previously non-admitted other invested asset which became admitted upon adoption of SSAP No. 40R.

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with affiliates and other related parties. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates and other related parties for the reporting period.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Investments in Subsidiaries

(In Thousands)
		Carrying Value
		December 31,
Entity Name	Type of Subsidiary	2016	2015
DLNY	Insurance	$404,361	$401,810
DL Reinsurance Company	Insurance	31,647	30,573
Delaware Life Reinsurance (U.S.) Corp.	Insurance	20,250	—
Clarendon Insurance Agency, Inc.	Non Insurance	1,454	1,454

Total		$457,712	$433,837

The Company made capital contributions totaling $20.3 million to its newly formed wholly-owned subsidiary, Delaware Life Reinsurance (U.S.) Corp., during the fourth quarter of 2016.

In October 2015, the Company sold its wholly-owned subsidiary, DL Information Services Ireland Limited (“DL Ireland”), for $256 thousand. In December 2016, the Company dissolved its wholly-owned subsidiary, DL Information Services Canada (“DL Canada”). The non-admitted equity value of DL Canada was $0.7 million at December 31, 2015.

The Company made capital contributions totaling $30 million to DLRC during the fourth quarter of 2014.

The Statement of Admitted Assets amount for all SSAP No. 97 8a entities as of December 31, 2016 and 2015 was as follows:

(In Thousands)

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
Clarendon Insurance Agency, Inc.	100%	$1,454	$1,454	$—

Total SSAP No. 97 8a Entities	XXX	$1,454	$1,454	$—

The Company’s Sub -2 filing for the above entity will be completed in accordance with SSAP No. 97.

The Company does not own shares of an upstream intermediate entity or ultimate parent, directly or indirectly, via a downstream subsidiary, controlled, or affiliated entity.

The Company owns controlling membership interests in the following limited liability companies:    DL Investment DELRE Holdings 2009-1, LLC; IDF IX, LLC; IDF X, LLC; DL Service Holdings, LLC; DL Private Placement Investment Company I, LLC; Conway Capital LLC; Clear Spring PC Holdings, LLC, Ellendale Insurance Agency, LLC; DL Investment Holdings 2015-1, LLC; DL Investment Holdings 2016-1, LLC; and DL Investment Holdings 2016-2, LLC. The value of certain of these limited liability companies without audited financial statements was non-admitted as of December 31, 2016 and as of December 31, 2015.

In June 2015, the Company organized DL Investment Holdings 2015-1, LLC, a Delaware limited liability company, as an investment subsidiary, for the purpose of engaging in certain hedging activities associated with the Company’s variable annuity products. No capital contributions were made to DL Investment Holdings 2015-1, LLC during 2015. The Company contributed a total of $539.4 million of capital to DL Investment Holdings 2015 -1, LLC during 2016.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The Company also owns the membership interest of DL Investment DELRE Holdings 2009-1, LLC (the “LLC”). The real estate asset originally held in the LLC was disposed of during 2015. There was a nominal cash balance in the LLC as of December 31, 2016 and 2015.

Dividends

In November 2016 and September 2015, the Company received ordinary dividends from DLNY in the amounts of $17.2 million and $36.5 million respectively. Refer to Note 15 for a summary of dividends paid to the Parent.

Reinsurance-Related Agreements

The Company entered into a reinsurance agreement with its subsidiary, DL Reinsurance Company (“DLRC”), under which the Company cedes and DLRC reinsures on a combination modified coinsurance and funds held coinsurance basis certain risks associated with the Company’s variable annuity contracts and associated riders (the “VA Treaty”). The VA Treaty transfers certain hedging risks from the Company to DLRC. It does not transfer insurance risks to DLRC. SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, does not provide specific guidance on reinsurance contracts that do not transfer insurance risk, but transfer only hedging risk. The Department approved the VA Treaty on December 29, 2014 and it was effective December 31, 2014. As a result of the VA Treaty, gains (losses) related to the hedging, previously accounted for as other changes in capital stock and surplus and net investment income (loss), are accounted for as investment income on reinsurance deposit asset.

The Company also entered into a reinsurance agreement with DLRC under which the Company cedes and DLRC reinsures on an indemnity coinsurance funds held basis the quota share of risks associated with various fixed index annuity contracts and associated riders (the “FIA Treaty”). The FIA Treaty transfers certain hedging risks from the Company to DLRC. It does not transfer insurance risks to DLRC. The Department approved the FIA Treaty on June 30, 2015, with an effective date as of January 1, 2015. As a result of the FIA Treaty, gains (losses) related to the hedging, previously accounted for as other changes in capital stock and surplus and net investment income (loss), are accounted for as investment income on reinsurance deposit asset.

Hedging risk is defined as changes in unrealized hedging instrument gains or losses and investment income or loss from hedging instruments. “Investment gains (losses) on funds held” represents amounts received or paid on hedging instruments and realized gains and loss on dispositions of hedging instruments. “Investment income on funds-held - unrealized” represents the unrealized gain or loss for the period on hedging instruments. “Investment expense on reinsurance deposit liability” represents the net gains and loss on all hedging instruments.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

A summary of the impact of these two treaties on the Company’s December 31, 2016, December 31, 2015 and December 31, 2014 Statement of Operations and Statement of Changes in Capital Stock and Surplus is below:

(In Thousands)
	Treaty Impacts
Statement of Operations	2016	2015	2014
Investment (Loss) Income on Reinsurance Deposit Asset	$(327,872)	$46,818	$102,960

Total Revenue	(327,872)	46,818	102,960
Investment Expense on Funds Held	(190,220)	47,016	(237,698)

Total Policyholder Benefits and Expenses	(190,220)	47,016	(237,698)
Net (Loss) Gain from Operations After Dividends and Before Federal Income Taxes	(137,652)	(198)	340,658

Statement of Changes in Capital Stock and Surplus
Investment Benefit (Expense) on Funds Held—Unrealized	137,652	198	(340,658)
Net Change in Capital Stock and Surplus from
Reinsurance Treaties (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $1,161.9 million and $1,332.1 million at December 31, 2016 and 2015, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate and bank-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-withheld basis.

The Company has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

Debt and Surplus Note Transactions

In June 2015, Delaware Life Insurance and Annuity Company (Bermuda) Ltd. (“DLIAC”), an affiliate, issued a floating rate revolving credit note payable to the Company, pursuant to which DLIAC can borrow up to $40 million from the Company. The interest on any outstanding principal amount is based on LIBOR plus 1.15%. The interest is accrued monthly and payable on the last day of the fiscal quarter. The note will mature on June 30, 2017. There was no outstanding balance at December 31, 2016 or 2015.

As of December 31, 2016 and 2015, the Company had $565.0 million of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), whereby the surplus notes were taken into custody by the bank on behalf of the holders of the surplus notes, some of which are related parties as of December 31, 2016, (the “Noteholders”).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

DBTCA collects all surplus note payments and distributes such funds to the Noteholders. The DBTCA agreement allows the Noteholders to transfer any part of the surplus notes they hold, subject to the consent of the Company and with proper notice given to DBTCA. As of December 31, 2016, the Noteholders were as follows:

•	EquiTrust Life Insurance Company

•	Guggenheim Life and Annuity Company

•	Heritage Life Insurance Company

•	Midland National Life Insurance Company

•	North American Company for Life and Health Insurance

•	Paragon Life Insurance Company of Indiana

•	Security Benefit Life Insurance Company

The details of outstanding surplus notes at December 31, 2016 and 2015 were as follows (amounts in thousands):

Issue Date	Type	Rate	Maturity	Face Amount	Principal/ Carrying Value	Interest Paid Years Ended December 31, 2016 and 2015
12/15/1995	Surplus	6.15%	12/15/2027	$150,000	$150,000	$9,225
12/15/1995	Surplus	7.626%	12/15/2032	150,000	150,000	11,439
12/15/1995	Surplus	6.15%	12/15/2027	7,500	7,500	461
12/15/1995	Surplus	7.626%	12/15/2032	7,500	7,500	572
12/22/1997	Surplus	8.625%	11/6/2027	250,000	250,000	21,563

				$565,000	$565,000	$43,260

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than surplus note holders. After payment in full of certain obligations set forth Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Delaware Commissioner of Insurance.

The Company expensed $43.3 million for interest on the surplus notes for the years ended December 31, 2016, 2015 and 2014, respectively. Total interest paid from inception through December 31, 2016 was approximately $862.8 million. There have been no principal payments since original issuance of the surplus notes.

Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Commissioner of Insurance and only to the extent that the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note payments and the related accrual in the amount of $4.3 million at December 31, 2016 and 2015.

Administrative Services Agreements

The Company is party to various related-party agreements.

The Company sponsors the Delaware Life Insurance Company 401(k) Savings Plan (the “401(k) Plan”), which qualifies under Section 401(k) of the Internal Revenue Code and includes a retirement investment account feature (the “RIA”) that qualifies under Section 401(a) of the Internal Revenue Code. Income and expenses under the 401(k) Plan and the RIA are allocated to affiliates pursuant to inter-company service agreements. The expenses incurred by the Company under the 401(k) Plan and the RIA were $1.8 million, $2.8 million and $3.2 million, respectively, for the years ended December 31, 2016, 2015 and 2014, of which $0.1 million, $0.3 million and $0.4 million, respectively, were allocated to the Company’s subsidiary, DLNY.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The Company has a management services agreement with its subsidiary, DLNY, whereby the Company furnishes certain investment, actuarial and administrative services to DLNY on a cost-reimbursement basis. The Company allocated amounts related to this agreement of $9.2 million, $13.0 million and $14.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has an administrative services agreement with DLIAC, pursuant to which the Company performs various administrative services on behalf of DLIAC. Amounts allocated under this agreement amounted to approximately $0.2 million, $0.3 million and $0.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has an administrative services agreement with its wholly-owned subsidiary, Clarendon Insurance Agency, Inc. (“Clarendon”), pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

The Company has an administrative and tax services agreement with Barbco, pursuant to which the Company provides administrative and tax services to Barbco on a cost-reimbursement basis. Amounts allocated under this agreement amounted to approximately $0.2 million, $0.6 million and $35 thousand for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has an administrative services agreement with DLRC, pursuant to which the Company furnishes certain investment, actuarial and administrative services to DLRC. Amounts allocated in 2016, 2015 and 2014 were negligible.

The Company had an administrative services agreement with its subsidiary, DL Canada, pursuant to which DL Canada provided administrative and support services to the Company and its U.S. affiliates. Expenses incurred under this agreement amounted to $1.3 million, $5.1 million and $8.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

On August 2, 2013, the Parent acquired all of the issued and outstanding shares of the Company from Sun Life Canada (U.S.) Holdings, Inc. (the “Sale Transaction”). In connection with the Sale Transaction, the Company’s controlling persons agreed that the Company would comply with the filing and other requirements contained in Section 5005(a) of the Delaware Insurance Code with respect to any transaction subject to Section 5005(a)(2) between (a) the Company, on the one hand, and (b) (I) Guggenheim Capital, LLC or a subsidiary thereof, or (II) Sammons Enterprises, Inc. or a subsidiary thereof, on the other hand. The following are agreements in effect that the Company has filed pursuant to the terms of this undertaking:

The Company has an investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. Expenses incurred under this agreement amounted to approximately $5.3 million, $9.9 million and $10.9 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has an investment services agreement with GPIM, whereby GPIM provides services to the Company with respect to certain General Account assets that GPIM does not manage for the Company under the above-cited agreement. Expenses incurred under this agreement amounted to approximately $2.8 million, $1.6 million and $1.2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has a services agreement with Guggenheim Commercial Real Estate Finance, LLC (“GCREF”), whereby GCREF provides mortgage loan sourcing, origination and administration services to the Company. No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

expenses related to this agreement were incurred during 2016. There were $132 thousand and $34 thousand in expenses incurred related to this agreement for the years ended December 31, 2015 and 2014, respectively.

The Company has a services agreement with Guggenheim Insurance Services, LLC (“GIS”), whereby GIS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to approximately $57.0 million, $49.5 million and $47.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has a services agreement with se2, llc (“se2”), under which se2 provides annuity and life insurance policy servicing and third-party administrator services to the Company. Expenses incurred under this agreement amounted to approximately $24.4 million, $8.9 million and $3.6 million for the years ended December 31, 2016, 2015 and 2014, respectively. In addition, the Company incurred $35.9 million, $31.4 million and $18.9 million of conversion costs related to this agreement for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company has a Master Agency Agreement with Dunbarre Insurance Agency, LLC (“Dunbarre”), together with a related Commission Payment Facility Agreement and an Assignment and Assumption Agreement, under which the Company authorizes Dunbarre to recruit producers to solicit and sell life insurance and annuity contracts and to accept assignment of previously recruited producers. Expenses under the Commission Payment Facility Agreement amounted to approximately $20.1 million and $18.9 million in 2016 and 2015, respectively. The Company did not incur expenses related to this agreement in 2014.

The Company has a Master Agency Agreement with Divinshire Insurance Agency, LLC (“Divinshire”), together with a related Commission Payment Facility Agreement and an Assignment and Assumption Agreement, under which the Company authorizes Divinshire to recruit producers to solicit and sell life insurance and annuity contracts and to accept assignment of previously recruited producers. Expenses under the Commission Payment Facility Agreement amounted to approximately $9.1 million in 2016. While this Agreement was entered into during 2015, no expenses were incurred during that year.

The Company has a selling agreement among the Company, GIS, and South Blacktree, LLC related to the sale of certain private placement variable universal life insurance policies and funding agreements issued by the Company as identified in the selling agreement. The Company did not incur expenses under this agreement for the years ended December 31, 2016, 2015 and 2014.

The Company had $1.7 million and $1.3 million due from affiliates, $0 and $0.3 million due to affiliates, and $18.0 million and $13.4 million, included in general expenses due or accrued to other related parties, as of December 31, 2016 and 2015, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

Other

During 2016, the Company purchased several short-term investments from four affiliates, Armstrong STF IV, LLC, Marcy STF I, LLC, Redfield STF II, LLC and Wright STF III, LLC, totaling $552 million. The Company also sold a portion of these investments back to these affiliates, totaling $773 million, resulting in a pre-tax gain of $0.1 million. The Company recorded $35.6 million of investment income related to affiliated short-term investments in 2016 and the average yield was 6.86%. As of December 31, 2016, the Company held $238 million of affiliated short-term investments. During 2016, the Company sold public bonds to related parties and recognized gains of $50.1 million before taxes and transfers to the IMR.

During 2015, the Company purchased several short-term investments from four affiliates, Armstrong STF IV, LLC, Marcy STF I, LLC, Redfield STF II, LLC and Wright STF III, LLC, totaling $784 million. The Company also sold a portion of these investments back to these affiliates, totaling $461 million, resulting in a pre-tax gain of $0.2 million. The Company recorded $21.7 million of investment income related to these short-term investments in 2015 and the

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

average yield was 7.23%. As at December 31, 2015, the Company held $458 million of affiliated short-term investments.

In 2014, the Company’s wholly-owned subsidiary, DL Service Holdings, LLC, purchased corporate-owned life insurance (“COLI”) with a cash value of $89.9 million as of December 31, 2014 on the lives of key executives of the Company from Equitrust Life Insurance Company (“ELIC”), a former related party. At December 31, 2016 the cash surrender value of these COLI policies was $90.5 million, which included additional policy loans from ELIC totaling $68.4 million and $38.6 million during 2015 and 2014, respectively. There were no additional policy loans during 2016.

In 2014, the Company issued private placement variable universal life policies to ELIC through a single member limited liability company, IDF IX, LLC, with a total value of $177.1 million, outstanding policy loans of $115.3 million, and recognized premium income of $177.3 million. During 2015, the Company recognized additional premium income of $25.0 million. No additional premium income was recognized in 2016. Outstanding policy loans totaled $158.7 and $148.1 million, including capitalized interest, at December 31, 2016 and 2015, respectively. The net cash value of the policies was $225.5 and $211.2 million at December 31, 2016 and 2015, respectively.

At December 31, 2016 and 2015, the Company had investments in parties related to or managed by Guggenheim Capital, LLC or Sammons Enterprises, Inc. as follows:

	December 31,
(In Thousands)	2016	2015
Debt Securities	$701,349	$911,485
Common Stocks	68,111	67,849
Short-term Investments	—	—
Other Invested Assets	65,749	48,000

Total	$835,209	$1,027,334

Guarantees

The Company, as successor to Keyport Life Insurance Company (“Keyport”), unconditionally guarantees the full and punctual payment when due of any obligations of the former Keyport Benefit Life Insurance Company (“KBL”) arising out of or in connection with any contract issued by KBL on or after June 25, 1998 and before December 31, 2002, the date that KBL merged with and into the Company’s wholly-owned subsidiary, DLNY. The purpose of this guaranty was to enhance the financial strength of KBL. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the policyholders of the contracts. The cash surrender value of the contracts at December 31, 2016 and December 31, 2015 was approximately $248.6 million and $272.5 million, respectively. At December 31, 2016 and 2015, there was no liability accrued for this guaranty.

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company,

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $8.3 million and $9.3 million at December 31, 2016 and 2015, respectively. There is no liability accrued for this guaranty.

3.	DEBT SECURITIES AND PREFERRED STOCKS

The statement value and fair value of the Company’s debt securities and preferred stocks were as follows:

	December 31, 2016
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Debt Securities:
U.S. Governments	$261,022	$327	$(10,022)	$251,327
All Other Governments	15,153	—	(127)	15,026
U.S. States, Territories and Possessions (Direct and Guaranteed)	2,917	140	(28)	3,029
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	118,311	3,029	(2,099)	119,241
Industrial and Miscellaneous (Unaffiliated)	6,711,808	92,061	(184,830)	6,619,040
Hybrid Securities	32,012	449	(5,364)	27,097
SVO Identified Funds	29,932	—	—	29,932

Total Debt Securities	$7,171,155	$96,006	$(202,470)	$7,064,692

Preferred Stocks	$33,584	$243	$(437)	$33,390

	December 31, 2015
		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
(In Thousands)	Value	Gains	Losses	Fair Value
Debt Securities:
U.S. Governments	$225,249	$518	$(1,034)	$224,733
All Other Governments	20,059	1,378	(18)	21,419
U.S. States, Territories and Possessions (Direct and Guaranteed)	8,805	185	(188)	8,802
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	213,464	5,949	(2,171)	217,242
Industrial and Miscellaneous (Unaffiliated)	5,352,038	66,553	(162,162)	5,256,429
Hybrid Securities	33,747	760	(6,535)	27,972

Total Debt Securities	$5,853,362	$75,343	$(172,108)	$5,756,597

Preferred Stocks	$32,634	$424	$(997)	$32,061

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The statement value and estimated fair value by maturity periods for debt securities, other than ABS and MBS, are shown below. Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

	December 31, 2016
	Statement	Estimated
(In Thousands)	Value	Fair Value
Due in one year or less	$262,226	$262,663
Due after one year through five years	1,120,571	1,108,922
Due after five years through ten years	1,641,919	1,613,863
Due after ten years	1,778,118	1,697,002
SVO Identified Funds—Bond Mutual Funds	29,932	29,932

Total before asset and mortgage-backed securities	4,832,766	4,712,382

Asset and mortgage-backed securities	2,338,389	2,352,310

Total	$7,171,155	$7,064,692

Proceeds from sales and maturities of investments in debt securities and preferred stock during 2016, 2015 and 2014, were $13.2 billion, $2.4 billion and $2.7 billion, including non-cash transactions of $103.1 million, $86.5 million and $192.2 million, respectively; gross gains were $198.3 million, $48.6 million and $69.1 million respectively; and gross losses were $12.7 million, $11.3 million and $8.6 million, respectively.

The Company had unfunded commitments for future private placement fundings of $258.2 million as of December 31, 2016. The Company also had commitments for future private placement fundings of $355.4 million as of December 31, 2015.

Debt securities included above with a statement value of approximately $5.0 million, $4.1 million and $4.1 million for the years ended December 31, 2016, 2015 and 2014, respectively, were on deposit with governmental authorities as required by law.

Investment-grade debt securities were 95.1%, 94.1% and 91.0% of the Company’s total debt securities as of December 31, 2016, 2015 and 2014, respectively.

The fair value of publicly-traded debt securities is determined using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates. Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices. Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There were no credit impairments recorded in 2016, 2015 and 2014 on LBSS held as of December 31, 2016, 2015 and 2014, respectively, pursuant to SSAP No. 43R.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statement of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has a credit committee composed of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the credit committee considers the factors described below. The process involves a quarterly screening of all securities with a fair value less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. In making these evaluations, the credit committee exercises considerable judgment. Based on the credit committee’s evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”—A security on this list is subject to a heightened level of monitoring because either the issue or the issuer or its industry, sector, geographic location, or political operating environment has been under stress.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

“Watch List”—There is a preponderance of likelihood that either interest or principal will not be received according to the committee’s expectations and may result in an impairment or write-offs.

“Impaired List”—The credit committee has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statement of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is OTTI, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2016, 2015 and 2014, the Company incurred write-downs of debt securities totaling $0.3 million, $1.4 million and $0.0 million, respectively, including those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2016 were as follows:

(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Debt Securities:
U.S. Governments	5	$180,042	$(10,022)	—	$—	$—	5	$180,042	$(10,022)
All Other Governments	1	15,026	(127)	—	—	—	1	15,026	(127)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	988	(28)	—	—	—	2	988	(28)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	21	52,722	(2,099)	—	—	—	21	52,722	(2,099)
Industrial and Miscellaneous (Unaffiliated)	461	3,318,544	(154,758)	99	563,495	(30,072)	560	3,882,039	(184,830)
Hybrid Securities	2	1,655	(11)	3	19,998	(5,353)	5	21,653	(5,364)
SVO Identified Funds	—	—	—	—	—	—	—	—	—

Total Debt Securities	492	$3,568,977	$(167,045)	102	$583,493	$(35,425)	594	$4,152,470	$(202,470)

Preferred Stocks	2	$1,782	$(18)	6	$15,701	$(419)	8	$17,483	$(437)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The gross unrealized losses and fair value of investments, which were deemed temporarily impaired, aggregated by investment category, number of securities, and the length of time in an unrealized loss position, at December 31, 2015 were as follows:

(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Debt Securities:
U.S. Governments	9	$167,294	$(661)	1	$49,734	$(373)	10	$217,028	$(1,034)
All Other Governments	4	3,038	(18)	—	—	—	4	3,038	(18)
U.S. States, Territories and Possessions (Direct and Guaranteed)	3	4,325	(188)	—	—	—	3	4,325	(188)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	43	80,212	(1,644)	15	10,372	(527)	58	90,584	(2,171)
Industrial and Miscellaneous (Unaffiliated)	1,124	2,890,637	(143,174)	61	225,126	(18,988)	1,185	3,115,763	(162,162)
Hybrid Securities	4	10,076	(2,709)	2	10,650	(3,826)	6	20,726	(6,535)

Total Debt Securities	1,187	$3,155,582	$(148,394)	79	$295,882	$(23,714)	1,266	$3,451,464	$(172,108)

Preferred Stocks	2	$10,725	$(289)	1	$15,412	$(708)	3	$26,137	$(997)

As summarized in the table below, the Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $2.1 million as of December 31, 2016. This amount represented approximately three-tenths of a percent of the Company’s total invested assets. In terms of managing and mitigating sub-prime mortgage risk, the Company’s overall exposure to these investments was as shown below (in thousands):

		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$1,610	$1,610	$1,674
Structured Securities	500	500	507

	$2,110	$2,110	$2,181

As summarized in the table below, the Company had indirect exposure to sub-prime loans with a book adjusted carrying value of $2.5 million as of December 31, 2015. This amount represented approximately two-tenths of a percent of the Company’s total invested assets. The Company’s overall exposure to sub-prime mortgage risk was as shown below (in thousands):

		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,371	$2,483	$2,485

	$4,371	$2,483	$2,485

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

5* Securities

The Company’s overall exposure to 5* securities was as shown below:

(In thousands except for number of securities):

Investment	Number of 5* Securities		Aggregate Book Adjusted Carry Value		Aggregate Fair Value
	Current Year	Prior Year	Current Year	Prior Year	Current Year	Prior Year
LBSS	3	4	$12,383	$13,683	$13,347	$14,646

Total	3	4	$12,383	$13,683	$13,347	$14,646

4. MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio.

In cases where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table shows the geographical distribution of the statement value of the Company’s mortgage loan portfolio as of December 31, 2016 and 2015 (in thousands):

	2016	2015
Alabama	$3,685	$3,850
Arizona	2,625	9,807
California	18,598	22,566
Colorado	18,424	18,994
District of Columbia	54,584	61,401
Florida	820	3,274
Georgia	1,977	2,564
Idaho	1,574	1,636
Illinois	27,306	1,227
Kansas	—	1,451
Kentucky	3,005	3,608
Louisiana	1,324	8,638
Maine	1,346	—
Maryland	—	1,376
Massachusetts	1,753	1,945
Michigan	5,934	7,821
Minnesota	12,383	21,349
Missouri	—	9,381
Mississippi	2,795	2,901
Nebraska	—	945
New Jersey	6,213	6,574
New Mexico	4,628	4,857
New York	139,363	141,385
North Carolina	8,786	11,668
Ohio	10,814	16,070
Oregon	9,381	9,981
Pennsylvania	6,831	8,633
Rhode Island	241	321
South Carolina	2,435	18,653
Tennessee	78	1,533
Texas	16,815	26,580
Utah	4,322	8,557
Virginia	2,180	52,602
Washington	2,361	2,776
West Virginia	—	3,218
Wisconsin	1,915	4,158
Great Britain	2,947	—
General Allowance for Loan Loss	(2,460)	(11,960)

Total Mortgage Loans on Real Estate	$374,983	$490,340

The Company had $46.3 million of outstanding mortgage loan commitments on real estate as of December 31, 2016. The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2015.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The Company originated 17 mortgage loans with a total cost of $118.7 million during the year ended December 31, 2016 with rates ranging from 3% to 13.68%, three mortgage loans with a total cost of $165.5 million during the year ended December 31, 2015 with rates ranging from 5.24% to 6.25% and six mortgage loans with a total cost of $61.6 million during the year ended December 31, 2014 with rates ranging from 4.95% to 5.65%. During the years ended December 31, 2016, 2015 and 2014, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and are no more than 75% of the property’s value at the time the original loan is made.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2016 and 2015. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million and $12.0 million at December 31, 2016 and 2015, respectively. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2016 and 2015, the Company individually and collectively evaluated loans with a gross carrying value of $377.4 million and $502.3 million, respectively.

As of December 31, 2016 and 2015, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2016. One loan with a carrying value of $1.7 million was past due for a period greater than 90 days at December 31, 2015 and was a non-admitted asset at December 31, 2015.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Other information is as follows:

Age Analysis of Mortgage Loans:

		Residential		Commercial
(In Thousands)	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2016
Recorded Investment
Current	$—	$—	$—	$—	$377,443	$—	$377,443
December 31, 2015
Recorded Investment
Current	$—	$—	$—	$—	$499,911	$—	$499,911

The Company did not have any mortgages accruing interest more than 90 days past due or interest reduced during 2016 or 2015.

The Company did not have any investments in impaired loans during 2016 or 2015.

Allowance for Credit Losses:

(In Thousands)	2016	2015	2014
Balance at Beginning of Period	$11,960	$15,415	$15,727
Additions Charged to Operations	—	—	1,108
Direct Write-downs Charged Against The Allowances Recoveries of Amounts Previously Charged Off	(9,500)	(3,455)	(1,420)

Balance at End of Period	$2,460	$11,960	$15,415

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The credit quality indicator for the Company’s mortgage loans is an internal risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The internal risk rating is related to an increasing likelihood of loss, with the lowest rating representing the category in which a loss is first expected. The following table shows the recorded investment of the Company’s mortgage loans, net of allowances for credit losses, aggregated by internal risk rating as of December 31, 2016 and 2015:

(In Thousands) Internal Risk Rating	2016	2015
AA	$68,702	$127,201
A	156,252	117,797
BBB	35,029	44,837
BB and Lower	117,460	212,465

Total	$377,443	$502,300

Total Allowance for Loan Loss	(2,460)	(11,960)

Total Mortgage Loans on Real Estate	$374,983	$490,340

The following table provides an aging of past due commercial mortgage loans as of December 31, 2016 and 2015, based on the recorded investment net of allowances for credit losses:

(In Thousands)	2016	2015
Current	$377,443	$499,911
30-59 Days Past Due	—	232
60-89 Days Past Due	—	2,157

Total Past Due	$—	$2,389

Total Allowance for Loan Loss	(2,460)	(11,960)

Total Mortgage Loans on Real Estate	$374,983	$490,340

5.	REAL ESTATE

The Company held no real estate property at the end of December 31, 2016. The Company sold its remaining two real estate properties during the 2015 statement period. The sales resulted in net realized gains of $1.7 million. The Company sold nine properties throughout the year ended December 31, 2014 that resulted in net realized gains of $32.0 million. This amount is shown in the Company’s Statement of Operations as part of net realized capital gains and losses.

The Company recognized impairment losses of $11.3 million related to five properties that were deemed “held for sale” and subsequently sold during 2014. The impairment loss is the difference between estimated fair value less costs to sell. This amount is shown in the Company’s Statement of Operations as part of net realized capital gains and losses.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statement of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

	Years Ended December 31,
(In Thousands)	2016	2015	2014
Realized Gains (Losses):
Debt Securities	$185,285	$35,808	$60,537
Preferred Stocks	16	141	79
Common Stocks	7,060	(209)	—
Common Stocks of Affiliates	—	278	—
Mortgage Loans	63	17,486	—
Real Estate	—	1,678	21,273
Cash, Cash Equivalents and Short-term Investments	88	265	212
Other Invested Assets	950	(1,864)	(2)
Other Hedging Investments	4,783	(143)	(62,216)
Derivative Instruments	63,478	56,014	51,430

Subtotal	261,723	109,454	71,313
Capital Gains Tax Expense (Benefit)	60,364	6,100	(3,669)

Net Realized Gains	201,359	103,354	74,982
(Gains) Transferred to IMR (Net of Taxes)	$(126,772)	$(35,635)	$(55,354)

Total	$74,587	$67,719	$19,628

	Years Ended December 31,
(In Thousands)	2016	2015	2014
Changes in Net Unrealized Capital Gains (Losses) Net of Deferred Income Tax:
Debt Securities	$119	$(267)	$2,659
Common Stocks of Non-affiliates	8,003	759	—
Common Stocks of Affiliates	2,897	(15,020)	18,189
Mortgage Loans	6,175	2,246	203
Derivative Instruments	(39,386)	14,374	392,514
Other Hedging Investments	(135,495)	(9,597)	9,597
Other Invested Assets	2,582	2,206	1,548

Total	$(155,105)	$(5,299)	$424,710

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The deferred tax netted in unrealized capital gains (losses) above, except for common stock of affiliates and other affiliated invested assets, was $57.6 million, $4.9 million and ($26.6) million at December 31, 2016, 2015 and 2014, respectively.

7.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2016	2015	2014
Debt Securities (Unaffiliated)	$296,501	$259,795	$197,595
Debt Securities (Affiliated)	—	1,246	—
Preferred Stocks (Unaffiliated)	1,943	1,992	1,813
Common Stocks (Unaffiliated)	11,747	11,212	—
Common Stocks (Affiliated)	18,038	37,047	—
Mortgage Loans	26,223	41,268	50,062
Real Estate	—	1,664	8,822
Contract Loans	34,293	26,230	22,837
Cash, Cash Equivalents and Short-term Investments	62,031	48,296	62,575
Derivative Instruments	(243,007)	(11,850)	(225,328)
Other Invested Assets	37,645	35,822	22,160
Other Investment Income	3	—	—

Gross Investment Income	245,417	452,722	140,536

Interest Expense on Surplus Notes	43,260	43,260	43,260
Investment Expenses and Other Interest Expense on Borrowed Money	30,262	27,839	46,662

Net Investment Income	$171,895	$381,623	$50,614

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The total amount of investment income due and accrued excluded from surplus for the years ended December 31, 2016 and 2015 was $0 and $309.5 thousand, respectively.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes only. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not a designated effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Beginning in July 2015, the Company began hedging its fixed index annuity product with OTC options utilizing the CROCI, Sector III, and MAA indices. The equity exposure embedded in the annuity contract is hedged using these options. These options have been designated as fair value hedges. The mark to market on the options is recorded as a component of net investment income and the offsetting change in liability is recorded through income.

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2016 and 2015, the Company pledged $146.8 million and $175.5 million, respectively, in U.S. Treasury securities and corporate bonds as collateral to counterparties. At December 31, 2016 and 2015, counterparties pledged to the Company $131.4 million and $128.6 million, respectively, in collateral comprised of cash and U.S. Treasury securities and corporate bonds.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Derivatives are carried in accordance with SSAP No. 86, Derivatives. The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows (in thousands):

	Outstanding at
	December 31, 2016
	(per SSAP No. 86)
	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)
Interest Rate Swaps	$2,702,000	$40,468	$—	$40,468
Currency Swaps	102,509	20,806	—	20,806
FX Forwards	4,954	44	—	44
Payor Swaptions	800,000	2,707	7,890	(5,183)
Receiver Swaptions	—	—	—	—
Equity Index Options	1,379,451	138,055	49,796	88,259

Total	$4,988,914	$202,080	$57,686	$144,394

	Outstanding at
	December 31, 2015
	(per SSAP No. 86)
	Notional	Fair Value/
	Principal	Statement	Amortized	Unrealized
	Amounts	Value	Cost	Gain (Loss)
Interest Rate Swaps	$2,410,000	$47,101	$—	$47,101
Currency Swaps	73,099	5,013	—	5,013
TBA’s	5,565	5,750	5,755	(5)
FX Forwards	—	—	—	—
Payor Swaptions	800,000	3,720	7,890	(4,170)
Receiver Swaptions	75,000	1,341	2,126	(785)
Equity Index Options	1,898,914	111,472	28,056	83,416

Total	$5,262,578	$174,397	$43,827	$130,570

At December 31, 2016 and 2015, open futures contracts had a notional value of $2,368.0 million and $4,324.4 million and a fair value of ($0.1) million and $20.9 million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

9.	REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely.

The Company has two reinsurance agreements with Barbco, refer to Note 2 for additional details. The Company has miscellaneous liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $263.7 million and $270.7 million at December 31, 2016 and 2015, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The Company cedes certain risks to DLRC through the VA Treaty and the FIA Treaty. Refer to Note 2 for further details.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual variable universal life, individual universal life, individual private placement variable universal life, and corporate and bank-owned life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company has agreements with unrelated companies that provide for reinsurance of guaranteed minimum death benefits under certain of its variable annuity contracts. These amounts are reinsured on a monthly renewable term basis.

The effects of reinsurance were as follows:

	Years Ended December 31,
(In Thousands)	2016	2015	2014
Premiums and Annuity Considerations:
Direct	$1,891,709	$1,369,407	$1,848,605
Ceded—Affiliated	(60,552)	(33,974)	(51,827)
Ceded—Non-affiliated	(16,723)	(14,250)	(13,722)

Net Premiums and Annuity Considerations	$1,814,434	$1,321,183	$1,783,056

Insurance and Other Individual Policy Benefits and Claims:
Direct	824,340	804,664	915,197
Assumed—Non-affiliated	4,287	4,621	6,978
Ceded—Affiliated	(62,746)	(29,383)	(41,766)
Ceded—Non-affiliated	(12,381)	(16,698)	(8,673)

Net Policy Benefits and Claims	$753,500	$763,204	$871,736

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2016 and 2015, the Company had $15.0 million and $15.5 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $3.3 million and $3.3 million as of December 31, 2016 and 2015, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions. Other than normal updates of reserves, the only significant reserve changes as of December 31, 2016 and 2015 were the changes in additional reserves held due to asset adequacy analysis testing. Direct asset adequacy reserves were $38.4 million and $236.4 million at December 31, 2016 and 2015, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

December 31, 2016

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2016	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$4,181,594	$631,068	$—	$4,812,662	22.30%
At Book Value Less Current Surrender Charge of 5% or More	905,638	—	—	905,638	4.20%
At Fair Value	—	—	13,278,650	13,278,650	61.53%

Total with Adjustment or at Market Value	5,087,232	631,068	13,278,650	18,996,950	88.03%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,553,695	—	—	1,553,695	7.20%
Not Subject to Discretionary Withdrawal	1,010,759	—	20,000	1,030,759	4.77%

Total (Gross: Direct and Assumed)	7,651,686	631,068	13,298,650	21,581,404	100.00%
Reinsurance Ceded	29,630	—	—	29,630

Total (Net)	$7,622,056	$631,068	$13,298,650	$21,551,774

December 31, 2015

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2015	% of Total
Subject to Discretionary Withdrawal:
With Market Value Adjustment	$2,500,107	$769,505	$—	$3,269,612	15.39%
At Book Value Less Current Surrender Charge of 5% or More	1,101,664	—	—	1,101,664	5.19%
At Fair Value	—	—	14,397,807	14,397,807	67.77%

Total with Adjustment or at Market Value	3,601,771	769,505	14,397,807	18,769,083	88.35%
At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,707,249	—	—	1,707,249	8.04%
Not Subject to Discretionary Withdrawal	746,407	—	20,837	767,244	3.61%

Total (Gross: Direct +Assumed)	6,055,427	769,505	14,418,644	21,243,576	100.00%
Reinsurance Ceded	29,210	—	—	29,210

Total (Net)	$6,026,217	$769,505	$14,418,644	$21,214,366

12.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable Separate Accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statement of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns Separate Account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statement of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Variable Life

•	Variable Annuity

•	MVA Annuity

A majority of the variable Separate Account assets are legally insulated from the Company’s General Account, whereas the non-insulated Separate Account assets are not legally insulated. The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $25,101.8 million and $25,229.7 million as of December 31, 2016 and 2015, respectively. As of December 31, 2016 and 2015, the Company’s Separate Account statement included legally insulated assets of $23,977.7 million and $24,042.0 million, respectively.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2016 were attributed to the following products:

Product (In Thousands)	Legally Insulated Assets	Non - Legally Insulated Assets
Variable Life	$10,500,264	$—
Variable Annuity	13,477,456	—
MVA Annuity	—	1,124,033

Total	$23,977,720	$1,124,033

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statement of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

The Company had $20,856.1 million and $21,883.7 million of non-guaranteed Separate Account reserves and $631.1 million and $769.5 million of guaranteed Separate Account reserves as of December 31, 2016 and 2015, respectively.

As of December 31, 2016 and 2015, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $16,133.9 million and $17,247.9 million, respectively.

To compensate the General Account for the risk associated with Separate Account guarantees, risk charges of $207.6 million, $206.8 million and $194.2 million were received by the General Account from the Separate Accounts during the years ended December 31, 2016, 2015 and 2014, respectively.

For the years ended December 31, 2016, 2015 and 2014, the Company’s General Account paid $95.7 million, $81.0 million and $81.6 million for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Account.

An analysis of the Separate Account reserves as of December 31, 2016 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits for Year Ended 12/31/2016	$(24,596)	$143,910	$119,314
Reserves at 12/31/2016
For Accounts with Assets at:
Fair Value	184,400	20,856,124	21,040,524
Amortized Cost	446,668	—	446,668

Total Reserves	$631,068	$20,856,124	$21,487,192

By Withdrawal Characteristics:
With Market Value Adjustment	$631,068	$—	$631,068
At Fair Value	—	20,836,124	20,836,124

Subtotal	631,068	20,836,124	21,467,192
Not Subject to Discretionary Withdrawal	—	20,000	20,000

Total	$631,068	$20,856,124	$21,487,192

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

An analysis of the Separate Account reserves as of December 31, 2015 is as follows:

(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits for Year Ended 12/31/2015	$14,225	$205,027	$219,252
Reserves at 12/31/2015
For Accounts with Assets at:
Fair Value	240,838	21,883,718	22,124,556
Amortized Cost	528,667	—	528,667

Total Reserves	$769,505	$21,883,718	$22,653,223

By Withdrawal Characteristics:
With Market Value Adjustment	$769,505	$—	$769,505
At Fair Value	—	21,862,881	21,862,881

Subtotal	769,505	21,862,881	22,632,386
Not Subject to Discretionary Withdrawal	—	20,837	20,837

Total	$769,505	$21,883,718	$22,653,223

Below is the reconciliation of “Net Transfers (from) or to Separate Accounts net of reinsurance” in the Statement of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2016	2015	2014
Transfers to Separate Accounts	$119,314	$219,252	$389,023
Transfers (from) Separate Accounts	(2,068,510)	(2,379,922)	(3,138,163)

Net Transfers (from) Separate Accounts net of reinsurance in the Statement of Operations	$(1,949,196)	$(2,160,670)	$(2,749,140)

13.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Financial assets and liabilities recorded at fair value in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

•	Valuation inputs are unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuation inputs generally include cash, cash equivalents, short term investments, U.S. Treasury and agency securities, investments in publicly-traded mutual funds with quoted market prices, and exchange-traded derivatives.

Level 2

•	Valuation is based upon quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.

Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in non-active markets,

•	Inputs other than quoted market prices that are observable, and

•	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith and credit of the U.S. government, municipal bonds, structured notes, certain ABS (including collateralized debt obligations, RMBS and CMBS), certain corporate debt, certain private equity investments, and certain derivatives.

Level 3

•	Valuation utilizes techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

These valuations reflect management’s opinions regarding the assumptions a market participant would use in pricing the asset or liability. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS and CMBS, certain commercial montages, certain corporate debt, certain private equity investments, certain mutual fund holdings, and certain derivatives.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The fair value of the Company’s assets and liabilities classified by these levels as of December 31, 2016 were as follows:

(In Thousands) Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Common Stock-Unaffiliated (a)
Industrial and Miscellaneous	$—	$2,220	$105,124	$107,344
Debt Securities-Unaffiliated (b)
Asset-backed Securities	—	—	1,219	1,219
Industrial and Miscellaneous	—	21	—	21
Derivative Assets (d)
Interest Rate Contracts	37,084	44,918	1,551	83,553
Equity Contracts	4,750	138,054	—	142,804
Foreign Exchange Contracts	47	20,854	—	20,901
Separate Accounts Assets (c) (e)	15,281,948	5,731,366	418,867	21,432,181

Total Assets at Fair Value	$15,323,829	$5,937,433	$526,761	$21,788,023

Liabilities at Fair Value:
Separate Accounts (c)	$—	$(35,432)	$—	$(35,432)
Derivative Liabilities (d)
Interest Rate Contracts	(8,253)	(32,532)	—	(40,785)
Equity Contracts	(2,130)	—	—	(2,130)
Foreign Exchange Contracts	(2,329)	(5)	—	(2,334)

Total Liabilities at Fair Value	$(12,712)	$(67,969)	$—	$(80,681)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The fair value of the Company’s assets and liabilities classified by these levels as of December 31, 2015 were as follows:

(In Thousands) Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at Fair Value:
Common Stock-Unaffiliated (a)
Industrial and Miscellaneous	$—	$—	$116,514	$116,514
Debt Securities-Unaffiliated (b)
Asset-backed Securities	—	—	1,093	1,093
Industrial and Miscellaneous	—	32	—	32
Derivative Assets (d)
Interest Rate Contracts	30,169	65,042	2,647	97,858
Equity Contracts	18,557	122,030	—	140,587
Foreign Exchange Contracts	2,978	5,014	—	7,992
Separate Accounts Assets (c) (e)	16,696,658	5,947,855	407,263	23,051,776

Total Assets at Fair Value	$16,748,362	$6,139,973	$527,517	$23,415,852

Liabilities at Fair Value:
Separate Accounts (c)	$—	$(38,321)	$—	$(38,321)
Derivative Liabilities (d)
Interest Rate Contracts	(4,375)	(35,581)	—	(39,956)
Equity Contracts	(10,577)	—	—	(10,577)
Foreign Exchange Contracts	(557)	—	—	(557)

Total Liabilities at Fair Value	$(15,509)	$(73,902)	$—	$(89,411)

(a)	Common stocks are carried at fair value.
(b)	Debt securities with NAIC designations of 6 are carried at the lower of amortized cost or fair value. Where fair value is less than amortized cost, amounts are included in the tables above.
(c)	Separate Account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, debt securities and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate Account assets also include $2,781 million and $1,202 million of investment income and receivables due at December 31, 2016 and 2015, respectively. Separate Account liabilities include derivative liabilities carried at fair value.
(d)	The derivatives included in the leveling descriptions are carried at fair value.
(e)	Excludes assets with a fair value of $226.3 million and $287.9 million at December 31, 2016 and 2015, respectively, in hedge funds and private equity funds for which fair value is measured at Net Asset Value (“NAV”) using the practical expedient.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2016 and December 31, 2015.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which were categorized as Level 3 for the year ended December 31, 2016:

(In Thousands)	Beginning Balance at 01/01/2016	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2016
Assets:
Common Stock Unaffiliated	$116,514	$—	$(3,953)	$3,438	$9,626	$56,562	$—	$(76,617)	$(446)	$105,124
Debt Securities—Unaffiliated:
Asset-backed Securities	1,093	—	—	—	126	—	—	—	—	1,219
Derivative Assets	2,647	—	—	—	858	—	—	693	(2,647)	1,551
Separate Accounts Assets	407,263	6,043	(48,884)	(368)	4,533	148,092	113	(79,269)	(18,656)	418,867

Total Assets	$527,517	$6,043	$(52,837)	$3,070	$15,143	$204,654	$113	$(155,193)	$(21,749)	$526,761

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which were categorized as Level 3 for the year ended December 31, 2015:

(In Thousands)	Beginning Balance at 01/01/2015	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2015
Assets:
Common Stock Unaffiliated	$47,719	$17,647	$—	$24	$759	$69,122	$—	$(18,640)	$(117)	$116,514
Debt Securities—Unaffiliated:
Asset-backed Securities	1,471	—	—	—	(378)	—	—	—	—	1,093
Derivative Assets	—	16,262	(13,557)	(58)	—	—	—	—	—	2,647
Separate Accounts Assets	268,878	92,739	(34,555)	972	(6,076)	243,344	—	(126,653)	(31,386)	407,263

Total Assets	$318,068	$126,648	$(48,112)	$938	$(5,695)	$312,466	$—	$(145,293)	$(31,503)	$527,517

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers are made as a result of changes in the level of observability of inputs used to price the assets or changes in NAIC designations.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2016:

	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
(In Thousands)
Debt Securities—Unaffiliated
Asset-backed Securities	Matrix Pricing	Spreads	$1,219	26	29
Common Stocks	Market Pricing	Quoted Prices	83,640	88-107	101
	Market Pricing	Quoted Prices	105,124	1-193	62
Separate Accounts Assets	Matrix Pricing	Spreads	61,962	94-193	101
	Market Pricing	Quoted Prices	5,802	31-105	97
	Amortized Cost	None	—	—	—

Total Assets			$257,747

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2015:

	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
(In Thousands)
Debt Securities—Unaffiliated
Asset-backed Securities	Matrix Pricing	Spreads	$1,093	26	26
Common Stocks	Matrix Pricing	Spreads	114,781	1-192	25
	Matrix Pricing	Quoted Prices	1,733	58	58
Separate Accounts Assets	Matrix Pricing	Spreads	16,845	29-109	96
	Matrix Pricing	Quoted Prices	125,820	60-115	100
	Amortized Cost	None	252	50	50

Total Assets			$260,524

There were no significant changes made in valuation techniques during 2016 and 2015.

Derivative values in the above tables are presented on a gross basis.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Aggregate Fair Value of all Financial Instruments

The following table presents the estimated fair values and carrying amounts of the Company’s financial instruments as of December 31, 2016:

(In Thousands) Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$1,082,724	$1,082,724	$231,516	$851,208	$—	—
Debt Securities	7,064,692	7,171,115	195,033	5,098,312	1,771,347	—
Preferred Stocks	33,390	33,584	—	33,390	—	—
Common Stocks	107,344	107,344	—	2,220	105,124	—
Mortgages Loans on Real Estate	384,539	374,983	—	—	384,539	—
Derivatives – Options and Swaptions	140,761	140,761	—	139,210	1,551	—
Derivatives – Swaps and Forwards	101,700	101,700	37,084	64,616	—	—
Derivatives—Futures	4,797	4,797	4,797	—	—	—
Contract Loans	663,327	618,946	—	—	663,327	—
Other Invested Assets (a)	404,750	402,561	—	—	404,750	—
Separate Account Assets (b)	22,064,950	22,094,787	15,288,428	6,226,820	549,702	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(513,530)	(467,300)	—	—	(513,530)	—
Derivatives – Swaps and Forwards	(40,382)	(40,382)	(7,844)	(32,538)	—	—
Derivatives—Futures	(4,867)	(4,867)	(4,867)	—	—	—
Separate Account Liabilities	(60,707)	(60,707)	—	(35,432)	(25,275)	—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following table presents the estimated fair value and carrying amounts of the Company’s financial instruments as of December 31, 2015:

(In Thousands)	Aggregate	Statement				Not Practicable
Type of Financial Instrument	Fair Value	Value	Level 1	Level 2	Level 3	(Carrying Value)
Cash, Cash Equivalents and Short-term Investments	$1,536,423	$1,536,423	$678,448	$857,975	$—	—
Debt Securities	5,756,624	5,853,362	217,169	2,682,365	2,857,090	—
Preferred Stocks	32,061	32,634	—	32,061	—	—
Common Stocks	116,514	116,514	—	—	116,514	—
Mortgages Loans on Real Estate	497,360	490,340	—	—	497,360	—
Derivatives – Options and Swaptions	127,089	127,089	—	124,442	2,647	—
Derivatives – Swaps and Forwards	97,810	97,810	30,167	67,643	—	—
Derivatives—Futures	21,538	21,538	21,538	—	—	—
Contract Loans	669,276	630,826	—	—	669,276	—
Other Invested Assets (a)	432,544	428,832	—	8,720	423,824	—
Separate Account Assets (b)	23,739,760	23,739,052	16,717,221	6,392,174	630,365	—
Contractholder Deposit Funds and Other Policyholder Liabilities	(199,186)	(189,353)	—	—	(199,186)	—
Derivatives – Options and Swaptions	(10,557)	(10,557)	(10,557)	—	—	—
Derivatives – Swaps and Forwards	(39,945)	(39,945)	(4,365)	(35,580)	—	—
Derivatives—Futures	(588)	(588)	(588)	—	—	—
Societe Generale	(25,000)	(25,000)	(25,000)	—	—	—
Separate Account Liabilities	(67,698)	(67,698)	—	(38,321)	(29,377)	—

(a)	Excludes assets with a fair value of $104.8 million and $100.7 million at December 31, 2016 and 2015, respectively, in limited partnership investments as they are valued using equity values which are a proxy for fair value.
(b)	Excludes assets with a fair value of $226.3 million and $287.9 million at December 31, 2016 and 2015, respectively, in hedge funds and private equity funds for which fair value is measured at NAV using the practical expedient.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments—The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Debt securities—The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Equity securities – The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate –The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives – The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values for options and futures are also based on dealer quotes and market prices.

Contract loans – The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets – Other invested assets (excluding investments accounted for under the equity method) include low income housing tax credits (“LIHTCs”), surplus debentures, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment leases approximate their carrying values. The fair values of surplus debentures are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts – The estimated fair value of Separate Account assets and liabilities is determined using the same methodology described in Note 12. The difference between Separate Account assets and liabilities reflected in the chart above and the total recognized in the Statement of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds – The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

14.	FEDERAL INCOME TAXES

The application of SSAP No.101 requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized.

Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2016 and December 31, 2015.

The components of the Company’s DTAs and DTLs as of December 31, 2016 and December 31, 2015 were as follows:

(In Thousands)	December 31, 2016			December 31, 2015			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$262,307	$—	$262,307	$368,714	$—	$368,714	$(106,407)	$—	$(106,407)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	262,307	—	262,307	368,714	—	368,714	(106,407)	—	(106,407)
Deferred Tax Assets Nonadmitted	—	—	—	64,719	—	64,719	(64,719)	—	(64,719)

Subtotal Net Admitted Deferred Tax Assets	262,307	—	262,307	303,995	—	303,995	(41,688)	—	(41,688)
Deferred Tax Liabilities	100,922	—	100,922	90,618	—	90,618	10,304	—	10,304

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$161,385	$—	$161,385	$213,377	$—	$213,377	$(51,992)	$—	$(51,992)

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2016			December 31, 2015			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Admitted Pursuant to 11.a.	$28,448	$—	$28,448	$—	$—	$—	$28,448	$—	$28,448
(b) Admitted Pursuant to 11.b. (lesser of 11.b.i. or 11.b.ii.)	132,937	—	132,937	213,377	—	213,377	(80,440)	—	(80,440)
(c) 11.b.i	132,937	—	132,937	228,470	—	228,470	(95,533)	—	(95,533)
(d) 11.b.ii	—	—	221,177	—	—	213,377	—	—	7,800
(e) Admitted Pursuant to 11.c.	100,922	—	100,922	90,618	—	90,618	10,304	—	10,304

(f) Total Admitted Under 11.a.—11.c.	262,307	—	262,307	303,995	—	303,995	(41,688)	—	(41,688)
(g) Deferred Tax Liabilities	100,922	—	100,922	90,618	—	90,618	10,304	—	10,304

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$161,385	$—	$161,385	$213,377	$—	$213,377	$(51,992)	$—	$(51,992)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

	2016	2015
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1,222%	1,286%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$1,474,512,349	$1,422,514,602

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2016		December 31, 2015		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Determination of Adjusted Gross Deferred Tax Assets and Net
Admitted Deferred Tax Assets, by Tax Character as a Percentage.
Adjusted Gross Deferred Tax Assets	$262,307	—	$368,714	—	$(106,407)	—
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	0.00%	0.00%	4.00%	0.00%	(4.00)%	0.00%
Net Admitted Adjusted Gross Deferred Tax Assets	$262,307	—	$303,995	—	$(41,688)	—
Percentage of Net Admitted Adjusted Gross Deferred Tax
Assets by Tax Character Because of the Impact of Tax Planning Strategies	4.00%	0.00%	6.00%	0.00%	(2.00)%	0.00%

The Company’s tax planning strategies included the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the Company’s significant components of income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2016	December 31, 2015	December 31, 2014
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$(39,991)	$(2,729)	$6,861
Federal Income Tax Expense on Net Capital Gains	60,364	6,099	(3,669)

Current Income Tax Expense	$20,373	$3,370	$3,192

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The main components of the Company’s DTAs and DTLs as of December 31, 2016 and 2015 were as follows:

(In Thousands)	December 31, 2016	December 31, 2015	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$177,897	$242,840	$(64,943)
Investments	21,898	40,433	(18,535)
Deferred Acquisition Costs	20,352	14,715	5,637
Net Operating Loss Carryforward	—	29,529	(29,529)
Other (Including Items <5% of Total Ordinary Tax Assets)	42,160	41,197	963

Total Ordinary Deferred Tax Assets	$262,307	$368,714	$(106,407)
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	64,719	(64,719)

Admitted Ordinary Deferred Tax Assets	$262,307	$303,995	$(41,688)
Capital:
Investments	—	—	—
Net Capital Loss Carryforward	—	—	—

Subtotal	—	—	—
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	—	—	—

Admitted Deferred Tax Assets	$262,307	$303,995	$(41,688)

Deferred Tax Liabilities:
Ordinary
Investments	$44,270	$17,154	$27,116
Policyholder Reserves	56,652	73,464	(16,812)

Subtotal	$100,922	$90,618	$10,304
Capital:
Investments	—	—	—

Subtotal	—	—	—

Deferred Tax Liabilities	$100,922	$90,618	$10,304

Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$161,385	$213,377	$(51,992)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The change in net deferred income taxes was comprised of the following:

(In Thousands) Description	December 31, 2016	December 31, 2015	Change
Total Deferred Tax Assets	$262,307	$368,714	$(106,407)
Total Deferred Tax Liabilities	100,922	90,618	10,304

Net Deferred Tax Assets / Deferred Tax Liabilities	$161,385	$278,096	$(116,711)
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$161,385	$278,096	$(116,711)
Tax Effect of Unrealized (Gains)/Losses			(57,619)

Change in Net Deferred Income Tax			$(59,092)

The change in net deferred income tax of ($68,842) shown on the Statement of Changes in Capital Stock and Surplus is inclusive of ($9,750) related to the prior period adjustment.

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2016, 2015 and 2014 were as follows:

(In Thousands)	December 31, 2016			December 31, 2015			December 31, 2014
Description	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$195,368	$68,378	15.0%	$278,305	$97,407	25.1%	$302,994	$106,048	28.3%
Pre-tax Capital Gains—Pre IMR	261,723	91,603	20.0%	109,454	38,309	9.9%	71,313	24,960	6.7%
Dividends Received Deduction		(10,581)	(2.3)%		(23,864)	(6.2)%		(11,550)	(3.1)%
Tax Credits		(764)	(0.2)%		(2,594)	(0.7)%		(932)	(0.2)%
Non-deductible Expenses		59	—%		99	0.1%		119	—%
Prior Period Adjustment		(9,750)	(0.3)%		—	—%		—	—%
Reversal of IMR		1,209	0.3%		(5,939)	(1.5)%		(1,928)	(0.5)%
Change in Non-admitted assets		(1,540)	(0.3)%		1,283	0.3%		2,520	0.7%
Prior Year Over/Under Accrual		(1,201)	(2.1)%		(301)	(0.1)%		(4,839)	(1.3)%
Retained Deferred Tax Asset		—	—%		—	—%		5,133	1.4%
Non-consolidated Wholly Owned Subsidiaries		(57,572)	(12.6)%		—	—%		—	—%
Other		(376)	(0.1)%		110	0.1%		7,321	2.0%

Total Statutory Income Taxes		$79,465	17.4%		$104,510	27.0%		$126,852	34.0%

Federal Income Taxes Incurred		$20,373	4.5%		$3,370	0.9%		$3,192	0.9%
Change in Net Deferred Income Taxes		59,092	12.9%		101,140	26.1%		123,660	33.1%

Total Statutory Income Taxes		$79,465	17.4%		$104,510	27.0%		$126,852	34.0%

At December 31, 2016, the Company had no net operating loss carryforward.    At December 31, 2016, the Company had no capital loss carryforward. At December 31, 2016, the Company had $11.6 million of LIHTC carryforward, which will begin to expire, if not utilized, by 2030. At December 31, 2016, the Company had $8.1 million minimum tax credit carryforward which will not expire.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

At December 31, 2016, the Company incurred $28.4 million in the current year that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

Tax years prior to 2006 are closed for audit or examination under the applicable statute of limitations. The Company is subject to ongoing examinations for subsequent tax years as a member of the former affiliate, Sun Life of Canada -U.S. Operations Holdings consolidated federal income tax returns. The 2007 through 2009 tax years for the consolidated return were settled at appeals with the Internal Revenue Service (the “IRS”), and the appeals closing documents have been submitted to the Joint Committee on Taxation. The IRS issued the Revenue Agent’s Report for the 2010 through 2013 tax years on December 15, 2016; such years are currently in the appeals process. Although the Company remains jointly and severally liable for consolidated tax liabilities, the Company is held harmless in accordance with the terms of the Sale Transaction and believes that the possibility of a tax liability for the pre-sale tax years is remote. Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2016 and 2015. As of December 31, 2016, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2016 and December 31, 2015. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2016, 2015 and 2014. The Company has not accrued any penalties related to UTBs.

The Company will file a consolidated federal income tax return for the December 31, 2016 tax year with its wholly-owned subsidiary, DLNY, and will continue to do so in future tax years under Internal Revenue Code Section 1504(c)(1). A formal tax allocation agreement has been implemented, and the allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group. Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the agreement.

15.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Delaware has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to Delaware’s statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Delaware Commissioner of Insurance is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory surplus would also require the prior approval of the Commissioner. In connection with the Sale Transaction on August 2, 2013, any portion of a dividend which would cause the Company’s total adjusted capital as of the most recent calendar quarter end to fall below 300% of Company Action Level NAIC Risk-Based Capital as of such calendar quarter end, after taking into account the payment of such dividend, requires the prior approval of the Department.

In March 2016, the Company paid a $200.0 million dividend to the Parent, of which $169.5 million was ordinary and $30.5 million extraordinary. In September 2016, the Company paid a $100.0 million extraordinary dividend to the Parent. In September 2015, the Company paid an ordinary dividend of $75.0 million to the Parent. In November 2015, the Company paid a dividend of $36.5 million to the Parent, of which $21.1 million was ordinary and $15.4

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

million extraordinary. In March 2015, the Company paid an ordinary dividend of $200.0 million to the Parent. In March 2014, the Company paid an ordinary dividend of $185.0 million to the Parent.

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2016 and 2015.

16.	COMMITMENTS AND CONTINGENT LIABILITIES

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $25.2 million as of December 31, 2016. The Company also had commitments for limited partnership investments of $34.7 million as of December 31, 2015.

Regulatory and Industry Developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.5 million and $3.5 million for guaranty fund assessments as of December 31, 2016 and 2015, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes, and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD. On May 30, 2010, the IRS issued an Industry Director Directive which made clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.

On February 4, 2014, the IRS issued Revenue Ruling 2014-7, which provided that Revenue Ruling 2007-54 was thereby modified and superseded, and that Revenue Ruling 2007-61 was obsolete. Accordingly, the required interest holding, which was used in calculating a company’s share of DRD, is no longer a published position of the IRS and is viewed as effectively being revoked. Priority Guidance Plans released subsequent to the publication of Revenue Ruling 2014-7 do not include a project concerning the determination of the company’s share of DRD. For now, the issue has been resolved by the LB&I Industry Director’s Directive, Examination of Dividends Received Deduction on Separate Accounts of Life Insurance Companies, LMSB-4-0510-015 (May 20, 2010), which permits calculating required interest at another appropriate rate using a modified version of the formula, set forth in Treas.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Reg. § 801-8(e). For the years ended December 31, 2016, 2015, and 2014, the Company’s financial statements reflect benefits of $10.1 million, $10.6 million, and $8.9 million, respectively, related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pursuant to the terms of the Sale Transaction, the acquired companies, including the Company and DLNY, and their respective affiliates are indemnified from and against (i) breach of customary representations, warranties and covenants of SLF and (ii) other specified matters, including losses arising from pending or threatened litigation as of the closing of the Sale Transaction (August 2, 2013), certain excluded assets that were transferred from the acquired companies to SLF’s affiliates at or prior to closing of the Sale Transaction, including the group insurance business previously conducted by DLNY, certain environmental liabilities, and certain liabilities arising under unclaimed property laws.

Pledged or Restricted Assets

The following assets were restricted at December 31, 2016 and reported in the current financial statements:

•	Collateral posted under repurchase agreements which was reported as bonds and preferred stocks.

•	Cash collateral posted under reverse repurchase agreements which was reported as cash equivalents.

•	Certain Federal Home Loan Bank (“FHLB”) capital stock.

•	Certain bonds on deposit with governmental authorities as required by law.

•	Certain cash deposits held in a mortgage escrow account (see “Other restricted assets” below).

•	Derivative cash collateral which was reported as cash equivalents (see “Assets pledged as collateral not captured in other categories” below).

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following were restricted assets (including pledged assets):

(In Thousands)	Current Year									Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non Admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$217,776	$—	$—	$—	$217,776	$440,852	$(223,076)	$—	$217,776	0.58%	0.58%
Subject to Reverse Repurchase Agreements	538,896	—	—	—	538,896	271,730	267,166	—	538,896	1.43%	1.43%
FHLB Capital Stock	16,425	—	—	—	16,425	5,981	10,444	—	16,425	0.04%	0.04%
On Deposit with States	5,005	—	—	—	5,005	4,050	955	—	5,005	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	512,000	—	—	—	512,000	607,594	(95,594)	—	512,000	1.36%	1.36%
Pledged as Collateral Not Captured (Including Assets Backing Funding Agreements)	104,934	—	—	—	104,934	141,002	(36,068)	—	104,934	0.28%	0.28%
Other Restricted Assets	407,389	—	—	—	407,389	349,705	57,684	—	407,389	1.08%	1.08%

Total Restricted Assets	$1,802,425	$—	$—	$—	$1,802,425	$1,820,914	$(18,489)	$—	$1,802,425	4.78%	4.78%

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

	Gross Restricted
(In Thousands)	Current Year								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond Collateral to Societe Generale	$—	$—	$—	$—	$—	$37,610	$(37,610)	$—	—%	—%
Derivative Collateral	104,934	—	—	—	104,934	103,392	1,542	104,934	0.28%	0.28%

Total	$104,934	$—	$—	$—	$104,934	$141,002	$(36,068)	$104,934	0.28%	0.28%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate):

	Gross Restricted
(In Thousands)	Current Year								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Mortgage Escrow	$3,492	$—	$—	$—	$3,492	$3,142	$350	$3,492	0.01%	0.01%
Restricted Cash from Policyholders	—	—	—	—	—	57,070	(57,070)	—	—%	—%
Restricted Cash—Brokerage Margin	403,897	—	—	—	403,897	289,493	114,404	403,897	1.07%	1.07%

Total	$407,389	$—	$—	$—	$407,389	$349,705	$57,684	$407,389	1.08%	1.08%

Collateral from unsettled trades included cash received from sales of S&P 500 Index exchange-traded funds which funds were not yet purchased. A liability for the future purchase of the funds was included as payable for securities.

Lease Commitments

Effective August 1, 2013, the Company entered into a lease agreement for its former Massachusetts office. The lease expired on November 30, 2015. The Company did not incur rental expense related to this agreement in 2016. Rental expenses for 2015 and 2014 were $2.1 million and $2.1 million, respectively, under this lease.

Effective January 22, 2014, the Company entered into a lease agreement for its Indiana office. This lease expires on December 31, 2024. Rental expenses for 2016, 2015 and 2014 were $0.2 million, $0.2 million and $0.1 million, respectively, under this lease.

Effective July 27, 2016, the Company entered into a sublease agreement for additional space for its Indiana office, this lease expires on November 30, 2026. Rental expenses for 2016 were $0.2 million under this sublease.

Effective September 24, 2014, the Company entered into a lease agreement for its new Massachusetts office. On February 19, 2016, the original lease agreement was amended to add additional space. The lease, as amended, expires on April 30, 2023. Rental expense for 2016 and 2015 was $1.7 million and $0.9 million, respectively, under this lease. No rental expense was incurred for 2014 under this lease.

Effective February 26, 2016, the Company entered into a sublease agreement for its Chicago office. This sublease expires on July 29, 2018. Rental expenses for 2016 were $0.2 million under this sublease.

a. At January 1, 2017, minimum aggregate rental commitments were as follows:

Year Ending December 31,	(In Thousands) Operating Leases
2017	$2,822
2018	2,805
2019	2,654
2020	2,667
2021	2,681

Aggregate Total All Future Years	$4,162

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

17.	DEBT

On April 1, 2014, the Company entered into a $500.0 million revolving credit facility (the “Facility”) with Bank of America Merrill Lynch. Borrowings under the Facility were for general corporate purposes. Borrowings bore interest at LIBOR + 125 basis points, with a commitment fee of 30 basis points for any unused portion of the Facility, and the Facility had a 180 day tenor. The Facility was secured by certain securities held in an account established for this purpose, and borrowings were limited to a specified percentage of the value of the securities in this account. The total interest paid under the Facility in 2014 was approximately $1.1 million. This facility was terminated on December 22, 2014.

On December 12, 2014, the Company entered into a $350.0 million revolving credit facility (the “Replacement Facility”) with Societe Generale. Borrowings under the Replacement Facility may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points, with a commitment fee of 48 basis points for any unused portion of the Replacement Facility, and the Replacement Facility has a 270 days rolling margin commitment. The Replacement Facility is secured by certain securities held in an account established for this purpose, and borrowings are limited to a specified percentage of the value of the securities in this account. The total commitment fees paid in 2016, 2015, and 2014 were approximately $1.5 million, $1.7 million and $90 thousand, respectively, and the total interest paid under the Replacement Facility in 2016, 2015 and 2014 was approximately $200 thousand, $27 thousand and $90 thousand, respectively. At December 31, 2015, there was $25.0 million outstanding under the Replacement Facility which was paid in full on July 8, 2016. The Company was required to maintain a collateral security deposit with the lender. Upon repayment of the borrowed money on July 8, 2016, all collateral was returned.

18.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB of Indianapolis. Through its membership, the Company utilizes funding agreements obtained from the FHLB. The Company manages these funds in an investment spread strategy, consistent with its other investment spread operations. Accordingly, the Company considers these funds policyholder liabilities. It is not part of the Company’s strategy to utilize these fund for operations, and any funds obtained from the FHLB for use in the general operations would be accounted for as borrowed money. As of December 31, 2016 there was $365.0 million outstanding to the FHLB.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

FHLB Capital Stock

Aggregate Totals

		General	Separate
Year Ended 2016 (In Thousands)	Total	Account	Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	2,218	2,218	—
Activity Stock	14,207	14,207	—
Excess Stock	—	—	—

Aggregate Total	$16,425	$16,425	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$383,567	XXX	XXX
Year Ended 2015 (In Thousands)
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	2,640	2,640	—
Activity Stock	—	—	—
Excess Stock	3,341	3,341	—

Aggregate Total	$5,981	$5,981	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$132,916	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption

(In Thousands)
Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	16,425	16,425	—	—	—	—

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date

(In Thousands)	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$405,256	$390,734	$365,000
Current Year Separate Accounts Total Collateral Pledged	122,960	121,266	—

Current Year Total General and Separate Accounts Total Collateral Pledged	$528,216	$512,000	$365,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$616,227	$607,594	$210,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

Maximum Amount Pledged During Reporting Period

(In Thousands)
	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Maximum Collateral Pledged	$441,111	$428,111	$365,000
Current Year Separate Accounts Maximum Collateral Pledged	122,960	121,266	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$564,071	$549,377	$365,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$616,227	$607,594	$210,000

Borrowing from FHLB

Amount as of Reporting Date

Current Year (In Thousands)	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	365,000	365,000	—	304,939
Other	—	—	—	XXX

Aggregate Total	$365,000	$365,000	$—	$304,939

Prior Year (In Thousands)	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	—	—	—	—
Other	—	—	—	XXX

Aggregate Total	$—	$—	$—	$—

Maximum Amount during Reporting Period (Current Year)

(In Thousands)	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	365,000	365,000	—
Other	—	—	—

Aggregate Total	$365,000	$365,000	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of Delaware Life Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2016 AND 2015 AND FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

FHLB – Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements (YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

19.	SUBSEQUENT EVENTS

Effective January 1, 2017, SeaBright Insurance Company (“SeaBright”), a Texas domestic property and casualty insurance company, became a controlled insurer of the Company. The Company invested a total of $48.3 million for the acquisition of SeaBright and for additional capital contributions.

On April 3, 2017 the Company paid an ordinary dividend of $135.4 million dividend to the Parent.

The Company is not aware of any other events that occurred subsequent to December 31, 2016 having a material effect on the financial statements. The Company has evaluated events that occurred from January 1, 2017 to April 28, 2017, the date the financial statements were available to be issued.

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.	Condensed Financial Information—Accumulation Unit Values (Part A)

B.	Financial Statements of the Depositor (Part B)

	1.	Independent Auditors’ Reports;

	2.	Statutory-Basis Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2016 and 2015;

	3.	Statutory-Basis Statements of Operations for the Years Ended December 31, 2016, 2015 and 2014;

	4.	Statutory-Basis Statements of Changes in Capital Stock and Surplus for the Years Ended December 31, 2016, 2015 and 2014;

	5.	Statutory-Basis Statements of Cash Flows for the Years Ended December 31, 2016, 2015 and 2014; and

	6.	Notes to Statutory-Basis Financial Statements.

C.	Financial Statements of the Registrant (Part B)

	1.	Report of Independent Registered Public Accounting Firm;

	2.	Statement of Assets and Liabilities, December 31, 2016;

	3.	Statement of Operations, Year Ended December 31, 2016;

	4.	Statements of Changes in Net Assets, Years Ended December 31, 2016 and December 31, 2015; and

	5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)	Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)	Distribution Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)	Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)	Amendment No. 1 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(iii)	Amendment No. 2 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009);

(3)(b)(iv)	Amendment No. 3 to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-100829, filed on April 30, 2009);

(3)(c)(i)	Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)	Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)	General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)(i)	Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Gold) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 033-41628, filed on April 28, 1998);

(4)(a)(ii)	Flexible Payment Combination Fixed/Variable Group Annuity Contract (MFS Regatta Platinum) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628, filed on March 2, 1998);

(4)(b)(i)	Certificate to be issued in connection with Contract filed as Exhibit 4(a)(i) (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No 033-41628, filed on April 28, 1998);

(4)(b)(ii)	Certificate (MFS Regatta Platinum) to be issued in connection with Contract filed as Exhibit 4(a)(ii) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628, filed on March 2, 1998);

(5)(a)(i)	Application to be used with the annuity contract filed as Exhibit 4(a)(i) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 033-41628, filed on April 28, 1998);

(5)(a)(ii)	Application to be used with the annuity contract filed as Exhibit 4(a)(ii) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 033-41628, filed on March 2, 1998);

(5)(b)(i)	Application to be used with the Certificate filed as Exhibit 4(b)(i) (Incorporated herein be reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 033-41628, filed on April 28, 1998);

(5)(b)(ii)	Application to be used with the Certificate filed as Exhibit 4(b)(ii) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File 033-41628, filed on March 2, 1998);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014);

(6)(b)	By-Laws of the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 11, 2014);

(7)	Not Applicable;

(8)(a)	Participation Agreement by and between The Alger American Fund, Sun Life Assurance Company of Canada, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 033-41628, filed April 23, 1999);

(8)(b)	Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and Sun Life Assurance Company of Canada (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 033-41628, filed April 23, 1999);

(8)(c)	Participation Agreement dated April 24, 2009, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc., and, JPMorgan Funds Management, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 the Registration Statement on Form N-4, File No. 333-173301, filed on June 8, 2011);

(8)(d)	Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(e)	Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(f)	Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

(8)(g)	Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Delaware Life Variable Account G on Form N-6, File No. 333-65048, filed on December 10, 2012);

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use;*

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel Pursuant to Rule 485(b);*

(11)	Not Applicable;

(12)	Not Applicable;

(13)	Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant on Form N-4, File No. 033-41628, filed on April 29, 1998);

(14)(a)	Powers of Attorney;*

(14)(b)	Resolution of the Board of Directors of the depositor dated April 26, 2017, authorizing the use of powers of attorney for Officer signatures (Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, File No. 333-83516, filed on May 1, 2017);

(15)	Organizational Chart (Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, File No. 333-83516, filed on May 1, 2017);

(16)	Master Services Agreement by and between Sun Life Assurance Company of Canada (U.S.) and se2, Inc., dated December 1, 2013 (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Delaware Life Variable Account I on Form N-6, File No. 333-143354, filed on April 29, 2015).

*	Filed herewith.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Dennis A. Cullen 811 Turnberry Lane Northbrook, IL 60062	Director

David E. Sams, Jr. Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Executive Officer and Director

Daniel J. Towriss Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	President, Chief Risk Officer and Director

Michael S. Bloom Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President and General Counsel and Secretary

Keith A. Dall Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Executive Vice President, Chief Actuary

Andrew F. Kenney Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Investment Officer

Jeffrey S. Lange Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Liability Hedging Officer

Michael K. Moran Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President and Chief Accounting Officer and Treasurer

James D. Purvis Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Chief Operating Officer

Robert S. Sabatino Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President, Information Technology and Operations

Michelle B. Wilcon Delaware Life Insurance Company 1601 Trapelo Road, Suite 30 Waltham, MA 02451	Senior Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of the Depositor, Delaware Life Insurance Company, which is a wholly-owned subsidiary of Delaware Life Holdings, LLC.

The organization chart of the Depositor and Registrant is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, File No. 333-83516, filed May 1, 2017.

None of the companies listed in such Exhibit 15 is a subsidiary of the Registrant, therefore the only financial statements being filed are those of Delaware Life Insurance Company.

Item 27. NUMBER OF CONTRACT OWNERS

As of March 1, 2017, there were 8,826 qualified and 15,918 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Delaware Life Insurance Company (a copy of which was filed as Exhibit (6)(b) to Post-Effective Amendment No. 51 to the Registration Statement on Form N-4, File No. 333-83516, on August 11, 2014), provides for the indemnification of directors, officers and employees of Delaware Life Insurance Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Delaware Life Insurance Company pursuant to the certificate of incorporation, by-laws, or otherwise, Delaware Life Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Delaware Life Insurance Company of expenses incurred or paid by a director, officer, controlling person of Delaware Life Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Delaware Life Insurance Company will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Delaware Life Insurance Company, acts as general distributor for the Registrant, Delaware Life Variable Accounts C, D, E, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Delaware Life NY Variable Accounts A, B, C, D, J and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter
	Thomas G. Seitz	President and Director
	Michael K. Moran	Financial Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director

*	The principal business address of all directors and officers of the principal underwriter is 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Delaware Life Insurance Company, in whole or in part, at its executive office at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451, at the offices of Clarendon Insurance Agency, Inc. at 1601 Trapelo Road, Suite 30, Waltham, Massachusetts 02451, or at the offices of se2, llc at 5801 SW 6th Avenue, Topeka, Kansas 66606-0001.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)	To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)	Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Delaware Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company. The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Waltham, and Commonwealth of Massachusetts on this 1st day of May, 2017.

DELAWARE LIFE VARIABLE ACCOUNT F
(Registrant)

DELAWARE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Daniel J. Towriss *
Daniel J. Towriss
President

*By:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Assistant Vice President and
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Delaware Life Insurance Company, and on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ David E. Sams, Jr.*		Chief Executive Officer and Director	May 1, 2017
David E. Sams, Jr.		(Principal Executive Officer)

/s/ Michael K. Moran*		Senior Vice President and Chief	May 1, 2017
Michael K. Moran		Accounting Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)

*By:	/s/ Kenneth N. Crowley	Attorney-in-Fact for:	May 1, 2017
	Kenneth N. Crowley	Dennis A. Cullen, Director
Daniel J. Towriss, Director

*	Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about May 1, 2017. Powers of attorney are included herein as Exhibit 14(a).

Exhibits

(9)	Opinion of Counsel as to the legality of the securities being registered and Consent to its use

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(14)(a)	Powers of Attorney